UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08104

Touchstone Funds Group Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: September 30

Date of reporting period: March 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

March 31, 2017
(Unaudited)

Semi-Annual Report

Touchstone Funds Group Trust

Touchstone Active Bond Fund

Touchstone Arbitrage Fund

Touchstone Emerging Markets Small Cap Fund

Touchstone High Yield Fund

Touchstone Merger Arbitrage Fund

Touchstone Mid Cap Fund

Touchstone Mid Cap Value Fund

Touchstone Premium Yield Equity Fund

Touchstone Sands Capital Select Growth Fund

Touchstone Small Cap Fund

Touchstone Small Cap Value Fund

Touchstone Total Return Bond Fund

Touchstone Ultra Short Duration Fixed Income Fund

This report identifies the Funds' investments on March 31, 2017. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

2

Tabular Presentation of Portfolios of Investments (Unaudited)

March 31, 2017

The tables below provide each Fund’s geographic allocation, sector allocation or credit quality. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Active Bond Fund
Credit Quality* (% of Investment Securities)
AAA/Aaa	48.7%
AA/Aa	1.9
A/A	10.5
BBB/Baa	27.0
BB/Ba	4.8
B/B	2.4
CCC	1.3
Not Rated	2.7
Cash Equivalents	0.7
Total	100.0%

Touchstone Arbitrage Fund
Sector Allocation**	(% of Net Assets)
Long Positions
Common Stocks
Financials	17.4%
Consumer Staples	11.4
Health Care	11.3
Energy	10.0
Information Technology	9.6
Consumer Discretionary	6.3
Materials	3.8
Industrials	3.2
Real Estate	3.1
Telecommunication Services	3.0
Corporate Bonds	15.6
Exchange Traded Funds	0.4
Commercial Mortgage-Backed Security	0.8
Preferred Stock	1.2
Rights	0.1
Purchased Options	0.0
Short-Term Investment Funds	12.7
Cash Collateral for Securities Sold Short and Written Options	22.0
Other Assets/Liabilities (Net)	(5.2)
126.7
Short Positions
Common Stocks
Energy	(8.0)
Financials	(5.4)
Consumer Discretionary	(2.8)
Information Technology	(2.4)
Consumer Staples	(1.9)
Telecommunication Services	(1.7)
Industrials	(1.3)
Exchange Traded Funds	(3.2)
Written Put Options	(0.0)
Written Call Options	(0.0)
(26.7)
Total	100.0%

* Credit quality ratings are from Standard & Poor's (“S&P”) and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

** Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

3

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Emerging Markets Small Cap Fund
Geographic Allocation	(% of Net Assets)
Common Stocks
South Korea	15.0%
Cayman Islands	13.2
India	13.1
Taiwan	13.1
Brazil	6.3
South Africa	5.8
China	5.1
Thailand	3.9
Mexico	3.1
Hong Kong	3.0
Indonesia	2.4
Malaysia	2.2
Philippines	2.0
Poland	1.9
Bermuda	1.8
Hungary	1.7
United Kingdom	1.7
United States	1.0
Luxembourg	1.0
Russia	0.9
Exchange Traded Fund	0.6
Short-Term Investment Funds	2.8
Other Assets/Liabilities (Net)	(1.6)
Total	100.0%

Touchstone High Yield Fund
Credit Quality* (% of Investment Securities)
BBB/Baa	6.9%
BB/Ba	59.5
B/B	31.2
CCC	1.7
Cash equivalents	0.7
Total	100.0%

* Credit quality ratings are from Standard & Poor's (“S&P”) and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.)

4

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Merger Arbitrage Fund
Sector Allocation*	(% of Net Assets)
Long Positions
Common Stocks
Financials	18.5%
Information Technology	9.2
Consumer Staples	8.4
Health Care	8.4
Energy	6.8
Consumer Discretionary	5.1
Materials	3.3
Industrials	2.2
Real Estate	2.1
Telecommunication Services	2.0
Corporate Bonds	22.1
Commercial Mortgage-Backed Securities	2.0
Exchange Traded Funds	1.8
Preferred Stock	2.7
Rights	0.1
Purchased Call Options	0.0
Purchased Put Options	0.0
Short-Term Investment Fund	22.7
Cash Collateral for Securities Sold Short and Written Options	10.4
Other Assets/Liabilities (Net)	(5.0)
122.8
Short Positions
Common Stocks
Energy	(5.4)
Financials	(4.1)
Consumer Discretionary	(2.3)
Information Technology	(2.1)
Consumer Staples	(1.3)
Telecommunication Services	(1.2)
Industrials	(0.8)
Materials	(0.6)
Exchange Traded Funds	(4.9)
Written Put Options	(0.1)
(22.8)
Total	100.0%

Touchstone Mid Cap Fund
Sector Allocation*	(% of Net Assets)
Consumer Discretionary	22.3%
Financials	18.9
Industrials	16.7
Information Technology	16.6
Materials	12.6
Consumer Staples	10.9
Health Care	1.1
Short-Term Investment Fund	0.8
Other Assets/Liabilities (Net)	0.1
Total	100.0%

Touchstone Mid Cap Value Fund
Sector Allocation*	(% of Net Assets)
Financials	21.0%
Industrials	12.2
Information Technology	12.2
Utilities	8.6
Consumer Discretionary	8.6
Health Care	8.4
Real Estate	7.7
Materials	7.3
Energy	6.3
Consumer Staples	6.1
Short-Term Investment Funds	3.0
Other Assets/Liabilities (Net)	(1.4)
Total	100.0%

* Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

5

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Premium Yield Equity Fund
Sector Allocation*	(% of Net Assets)
Real Estate	15.3%
Health Care	14.9
Information Technology	14.4
Energy	11.2
Financials	10.2
Consumer Discretionary	8.3
Industrials	8.0
Telecommunication Services	7.2
Materials	4.1
Utilities	2.0
Consumer Staples	2.0
Short-Term Investment Fund	1.5
Other Assets/Liabilities (Net)	0.9
Total	100.0%

Touchstone Small Cap Fund
Sector Allocation*	(% of Net Assets)
Industrials	29.0%
Consumer Discretionary	16.8
Materials	16.5
Real Estate	9.9
Consumer Staples	8.5
Financials	7.5
Energy	5.0
Information Technology	3.8
Health Care	0.8
Short-Term Investment Funds	8.8
Other Assets/Liabilities (Net)	(6.6)
Total	100.0%

Touchstone Sands Capital Select Growth Fund
Sector Allocation	(% of Net Assets)
Information Technology	49.5%
Consumer Discretionary	21.7
Health Care	19.2
Financials	3.7
Consumer Staples	2.7
Energy	1.8
Short-Term Investment Funds	3.4
Other Assets/Liabilities (Net)	(2.0)
Total	100.0%

Touchstone Small Cap Value Fund
Sector Allocation*	(% of Net Assets)
Financials	27.4%
Industrials	19.7
Information Technology	12.7
Consumer Discretionary	7.4
Consumer Staples	6.3
Materials	6.2
Health Care	5.4
Utilities	4.2
Real Estate	4.1
Energy	3.8
Telecommunication Services	0.7
Exchange Traded Fund	0.5
Short-Term Investment Funds	1.3
Other Assets/Liabilities (Net)	0.3
Total	100.0%

* Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

6

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Total Return Bond Fund
Credit Quality*	(% of Investment Securities)
AAA/Aaa	59.7%
AA/Aa	8.2
A/A	8.9
BBB/Baa	14.7
BB/Ba	3.3
B/B	0.1
CCC	0.8
Cash Equivalents	4.3
Total	100.0%

Touchstone Ultra Short Duration Fixed Income Fund
Credit Quality* (% of Investment Securities)	(% of Investment Securities)
AAA/Aaa	29.5%
AA/Aa	12.4
A/A	18.7
BBB/Baa	28.0
CCC	0.2
Not Rated	6.3
Cash Equivalents	4.9
Total	100.0%

* Credit quality ratings are from Standard & Poor's (“S&P”) and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

7

Portfolio of Investments

Touchstone Active Bond Fund – March 31, 2017 (Unaudited)

Principal		Market
Amount		Value
	Corporate Bonds — 40.7%

	Financials — 9.5%
$250,000	Air Lease Corp., 5.625%, 4/1/17	$250,000
38,000	Ally Financial, Inc., 5.750%, 11/20/25	38,903
290,000	Ally Financial, Inc., 8.000%, 11/1/31	344,375
630,000	Bank of America Corp., 6.100%(A)(B)	667,485
550,000	Bank of America Corp. MTN,
	4.000%, 1/22/25	549,421
370,000	Barclays PLC (United Kingdom),
	3.250%, 1/12/21	372,605
384,000	Branch Banking & Trust Co.,
	3.625%, 9/16/25	393,382
575,000	Capital One NA, 1.650%, 2/5/18	574,903
335,000	Chubb INA Holdings, Inc.,
	4.350%, 11/3/45	353,638
660,000	Citigroup, Inc., 2.485%, 9/1/23(A)	678,678
250,000	Citigroup, Inc., 3.300%, 4/27/25	244,867
152,000	Citigroup, Inc., 4.750%, 5/18/46	150,157
58,000	Citigroup, Inc., 6.125%(A)(B)	61,190
250,000	Credit Suisse Group Funding
	Guernsey Ltd. (Guernsey),
	2.750%, 3/26/20	250,379
6,000	CyrusOne LP / CyrusOne Finance
	Corp., 144a, 5.000%, 3/15/24	6,165
6,000	CyrusOne LP / CyrusOne Finance
	Corp., 144a, 5.375%, 3/15/27	6,060
13,000	Dana Financing Luxembourg Sarl
	(Luxembourg), 144a,
	5.750%, 4/15/25	13,114
380,000	Fifth Third Bancorp, 2.875%, 7/27/20	386,046
34,000	FirstCash, Inc., 6.750%, 4/1/21	35,445
232,000	GE Capital International Funding Co.
	Unlimited Co. (Ireland),
	4.418%, 11/15/35	244,981
495,000	General Motors Financial Co., Inc.,
	3.200%, 7/13/20	503,524
155,000	Goldman Sachs Group, Inc. (The),
	5.250%, 7/27/21	170,022
55,000	Goldman Sachs Group, Inc. (The),
	5.375%(A)(B)	56,238
430,000	HSBC Holdings PLC (United Kingdom),
	2.650%, 1/5/22(A)	442,118
420,000	Huntington National Bank (The),
	2.200%, 11/6/18	421,781
145,000	JPMorgan Chase & Co.,
	3.250%, 9/23/22	147,646
630,000	JPMorgan Chase & Co., 5.150%(A)(B)	635,512
265,000	JPMorgan Chase & Co.,
	6.000%, 1/15/18	273,945
80,000	Mid-America Apartments LP,
	3.750%, 6/15/24	81,413
355,000	Morgan Stanley, 3.950%, 4/23/27	351,588
51,000	OneMain Financial Holdings LLC,
	144a, 7.250%, 12/15/21	53,422
250,000	PNC Bank NA, 2.700%, 11/1/22	247,880
360,000	Prudential Financial, Inc.,
	5.625%, 6/15/43(A)	385,740
28,000	Quicken Loans, Inc., 144a,
	5.750%, 5/1/25	27,510
285,000	Teachers Insurance & Annuity
	Association of America, 144a,
	6.850%, 12/16/39	376,722
		9,796,855

	Consumer Discretionary — 5.1%
18,000	ACCO Brands Corp., 144a,
	5.250%, 12/15/24	18,090
33,000	AMC Entertainment Holdings, Inc.,
	144a, 5.875%, 11/15/26	33,371
25,000	AMC Networks, Inc., 4.750%, 12/15/22	25,125
6,000	American Builders & Contractors
	Supply Co., Inc., 144a,
	5.750%, 12/15/23	6,240
120,000	Anheuser-Busch InBev Finance, Inc.,
	2.650%, 2/1/21	120,902
306,000	Anheuser-Busch InBev Finance, Inc.,
	4.900%, 2/1/46	330,702
490,000	AutoNation, Inc., 5.500%, 2/1/20	526,224
57,000	Belo Corp., 7.250%, 9/15/27	60,420
23,000	Brookfield Residential Properties, Inc. /
	Brookfield Residential US Corp.
	(Canada), 144a, 6.125%, 7/1/22	23,690
14,000	Cable One, Inc., 144a, 5.750%, 6/15/22	14,560
70,000	Cablevision Systems Corp.,
	5.875%, 9/15/22	70,613
17,000	CalAtlantic Group, Inc.,
	5.875%, 11/15/24	17,850
205,000	CBS Corp., 4.900%, 8/15/44	207,861
101,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 144a, 5.750%, 2/15/26	106,050
50,000	Cimpress NV (Netherlands), 144a,
	7.000%, 4/1/22	51,750
436,000	Delphi Automotive PLC (Jersey),
	3.150%, 11/19/20	444,798
387,000	Dollar General Corp., 3.250%, 4/15/23	386,925
15,000	Dollar Tree, Inc., 5.750%, 3/1/23	15,975
156,000	Ford Motor Co., 4.750%, 1/15/43	146,558
475,000	Forest Laboratories LLC, 144a,
	5.000%, 12/15/21	514,725
10,000	GLP Capital LP / GLP Financing II, Inc.,
	5.375%, 11/1/23	10,600
58,000	GLP Capital LP / GLP Financing II, Inc.,
	5.375%, 4/15/26	59,885
38,000	Hanesbrands, Inc., 144a,
	4.625%, 5/15/24	37,478
220,000	Home Depot, Inc. (The),
	5.950%, 4/1/41	281,470
575,000	Imperial Brands Finance PLC (United
	Kingdom), 144a, 3.500%, 2/11/23	579,768
33,000	International Game Technology PLC
	(United Kingdom), 144a,
	6.250%, 2/15/22	35,228
12,000	JC Penney Corp., Inc., 144a,
	5.875%, 7/1/23	12,000

8

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 40.7% (Continued)

	Consumer Discretionary — (Continued)
$318,000	Lear Corp., 5.375%, 3/15/24	$335,555
42,000	Lennar Corp., 4.750%, 5/30/25	42,105
12,000	Lennar Corp., 4.875%, 12/15/23	12,270
16,000	Live Nation Entertainment, Inc., 144a,
	4.875%, 11/1/24	16,000
33,000	LSC Communications, Inc., 144a,
	8.750%, 10/15/23	33,908
29,000	M/I Homes, Inc., 6.750%, 1/15/21	30,361
37,000	MDC Partners, Inc. (Canada), 144a,
	6.500%, 5/1/24	35,289
52,000	NCL Corp. Ltd. (Bermuda), 144a,
	4.750%, 12/15/21	52,780
12,000	New Home Co., Inc. (The), 144a,
	7.250%, 4/1/22	12,090
188,000	Newell Brands, Inc., 4.200%, 4/1/26	195,660
38,000	Nexstar Broadcasting, Inc., 144a,
	6.125%, 2/15/22	39,520
19,000	PulteGroup, Inc., 5.500%, 3/1/26	19,665
31,000	Quad/Graphics, Inc., 7.000%, 5/1/22	31,000
20,000	Sabre GLBL, Inc., 144a,
	5.250%, 11/15/23	20,450
46,000	ServiceMaster Co. LLC (The), 144a,
	5.125%, 11/15/24	47,150
7,000	Sirius XM Radio, Inc., 144a,
	5.375%, 4/15/25	7,164
17,000	Sirius XM Radio, Inc., 144a,
	5.375%, 7/15/26	17,382
13,000	Sonic Automotive, Inc., 144a,
	6.125%, 3/15/27	13,016
8,000	Suburban Propane Partners
	LP/Suburban Energy Finance Corp.,
	5.875%, 3/1/27	7,880
26,000	Tenneco, Inc., 5.000%, 7/15/26	25,464
42,000	Toll Brothers Finance Corp.,
	4.875%, 11/15/25	42,315
25,000	United Rentals North America, Inc.,
	4.625%, 7/15/23	25,750
8,000	United Rentals North America, Inc.,
	5.875%, 9/15/26	8,340
10,000	Vista Outdoor, Inc., 5.875%, 10/1/23†	9,725
10,000	William Lyon Homes, Inc., 144a,
	5.875%, 1/31/25	10,075
65,000	ZF North America Capital, Inc., 144a,
	4.500%, 4/29/22	67,681
		5,297,453

	Energy — 4.5%
292,000	Boardwalk Pipelines LP, 3.375%, 2/1/23	284,547
275,000	Cenovus Energy, Inc. (Canada),
	6.750%, 11/15/39	313,633
21,000	Continental Resources, Inc.,
	4.500%, 4/15/23	20,436
152,000	Enterprise Products Operating LLC,
	7.000%, 6/1/67(A)	140,600
14,000	Exterran Energy Solutions LP / EES
	Finance Corp., 144a, 8.125%, 5/1/25	14,280
12,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 6.000%, 5/15/23	12,060
19,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 6.750%, 8/1/22	19,589
46,000	Gulfport Energy Corp., 144a,
	6.375%, 5/15/25	45,195
19,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 5.000%, 12/1/24	17,813
15,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 5.750%, 10/1/25	14,475
9,000	Holly Energy Partners LP / Holly
	Energy Finance Corp., 144a,
	6.000%, 8/1/24	9,428
26,000	HollyFrontier Corp., 5.875%, 4/1/26	27,605
377,000	Kinder Morgan Energy Partners LP,
	3.500%, 9/1/23	371,049
440,000	Marathon Oil Corp., 2.800%, 11/1/22	422,759
392,000	Midcontinent Express Pipeline LLC,
	144a, 6.700%, 9/15/19	416,512
215,000	Nabors Industries, Inc.,
	5.000%, 9/15/20	222,391
248,000	Occidental Petroleum Corp.,
	4.100%, 2/15/47	239,342
4,000	Parsley Energy LLC / Parsley Finance
	Corp., 144a, 5.250%, 8/15/25	4,040
27,000	PDC Energy, Inc., 144a,
	6.125%, 9/15/24	27,675
14,000	Peabody Securities Finance Corp.,
	144a, 6.000%, 3/31/22	13,921
14,000	Peabody Securities Finance Corp.,
	144a, 6.375%, 3/31/25	13,930
285,000	Petroleos Mexicanos (Mexico),
	4.500%, 1/23/26	273,172
150,000	Petroleos Mexicanos (Mexico), 144a,
	5.375%, 3/13/22	157,125
45,000	Precision Drilling Corp. (Canada),
	5.250%, 11/15/24	42,638
29,000	Precision Drilling Corp. (Canada), 144a,
	7.750%, 12/15/23	30,522
27,000	QEP Resources, Inc., 5.375%, 10/1/22	26,595
27,000	Range Resources Corp., 144a,
	5.000%, 8/15/22	26,730
16,000	Range Resources Corp., 144a,
	5.750%, 6/1/21	16,400
48,000	Rose Rock Midstream LP / Rose Rock
	Finance Corp., 5.625%, 11/15/23	47,040
415,000	Sabine Pass Liquefaction LLC, 144a,
	5.000%, 3/15/27	433,815
16,000	SemGroup Corp., 144a,
	6.375%, 3/15/25	15,720
15,000	SESI LLC, 7.125%, 12/15/21	15,188
400,000	Shell International Finance BV
	(Netherlands), 1.875%, 5/10/21	391,747
40,000	Southwestern Energy Co.,
	4.100%, 3/15/22	37,400
31,000	Southwestern Energy Co.,
	5.800%, 1/23/20	31,291

9

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 40.7% (Continued)

	Energy — (Continued)
$22,000	Summit Midstream Holdings LLC /
	Summit Midstream Finance Corp.,
	5.750%, 4/15/25	$21,890
55,000	Transocean Phoenix 2 Ltd. (Cayman
	Islands), 144a, 7.750%, 10/15/24	59,125
85,000	Unit Corp., 6.625%, 5/15/21	83,725
31,000	Weatherford International Ltd
	(Bermuda), 6.500%, 8/1/36†	29,295
217,000	Williams Partners LP, 3.350%, 8/15/22	216,633
		4,607,331

	Health Care — 4.1%
395,000	Abbott Laboratories,
	3.750%, 11/30/26	394,503
342,000	AbbVie, Inc., 4.450%, 5/14/46	326,348
77,000	Acadia Healthcare Co., Inc.,
	6.500%, 3/1/24	81,043
195,000	Actavis Funding SCS (Luxembourg),
	3.800%, 3/15/25	196,779
380,000	Catholic Health Initiatives,
	4.200%, 8/1/23	391,072
12,000	Centene Corp., 4.750%, 1/15/25	12,068
21,000	CHS / Community Health Systems,
	Inc., 7.125%, 7/15/20†	19,241
28,000	CHS/Community Health Systems, Inc.,
	6.250%, 3/31/23	28,490
28,000	Envision Healthcare Corp.,
	5.625%, 7/15/22	28,700
9,000	Envision Healthcare Corp., 144a,
	5.125%, 7/1/22	9,160
24,000	Envision Healthcare Corp., 144a,
	6.250%, 12/1/24	25,200
336,000	Express Scripts Holding Co.,
	3.300%, 2/25/21	341,810
54,000	HCA, Inc., 5.375%, 2/1/25	56,295
52,000	HCA, Inc., 5.875%, 5/1/23	56,160
54,000	HealthSouth Corp., 5.750%, 11/1/24	54,405
28,000	Kindred Healthcare, Inc.,
	8.750%, 1/15/23†	28,070
7,000	Mallinckrodt International Finance SA
	(Luxembourg), 4.750%, 4/15/23	5,932
53,000	Mallinckrodt International Finance SA
	/ Mallinckrodt CB LLC
	(Luxembourg), 144a,
	5.500%, 4/15/25	48,760
320,000	Medtronic Global Holdings SCA
	(Luxembourg), 3.350%, 4/1/27	322,275
180,000	Mylan NV (Netherlands),
	3.000%, 12/15/18	182,089
300,000	Ochsner Clinic Foundation,
	5.897%, 5/15/45	341,972
54,000	Select Medical Corp., 6.375%, 6/1/21	54,540
426,000	Shire Acquisitions Investments Ireland
	DAC (Ireland), 2.400%, 9/23/21	416,591
8,000	Teleflex, Inc., 4.875%, 6/1/26	8,040
6,000	Tenet Healthcare Corp.,
	4.750%, 6/1/20	6,130
15,000	Tenet Healthcare Corp., 144a,
	7.500%, 1/1/22	16,200
172,000	Teva Pharmaceutical Finance
	Netherlands III BV (Netherlands),
	2.200%, 7/21/21	165,990
378,000	Teva Pharmaceutical Finance
	Netherlands III BV (Netherlands),
	3.150%, 10/1/26†	348,332
28,000	Universal Hospital Services, Inc.,
	7.625%, 8/15/20	27,860
190,000	Zimmer Biomet Holdings, Inc.,
	3.150%, 4/1/22	190,695
110,000	Zimmer Biomet Holdings, Inc.,
	3.375%, 11/30/21	111,284
		4,296,034

	Information Technology — 3.8%
429,000	Activision Blizzard, Inc., 144a,
	6.125%, 9/15/23	464,393
313,000	Apple, Inc., 4.650%, 2/23/46	335,850
17,000	CDW LLC / CDW Finance Corp.,
	5.000%, 9/1/23	17,191
38,000	CDW LLC / CDW Finance Corp.,
	5.500%, 12/1/24	39,805
395,000	Diamond 1 Finance Corp. / Diamond
	2 Finance Corp., 144a,
	4.420%, 6/15/21	413,069
32,000	Diamond 1 Finance Corp. / Diamond
	2 Finance Corp., 144a,
	5.450%, 6/15/23	34,528
87,000	Diamond 1 Finance Corp. / Diamond
	2 Finance Corp., 144a,
	7.125%, 6/15/24	96,177
54,000	Diebold Nixdorf, Inc., 8.500%, 4/15/24	59,670
432,000	Electronic Arts, Inc., 3.700%, 3/1/21	448,400
10,000	EMC Corp., 3.375%, 6/1/23†	9,552
470,000	Fidelity National Information Services,
	Inc., 3.625%, 10/15/20	488,410
7,000	First Data Corp., 144a, 7.000%, 12/1/23	7,508
440,000	Hewlett Packard Enterprise Co.,
	2.450%, 10/5/17	441,284
190,000	Microsoft Corp., 3.500%, 2/12/35	182,808
88,000	NCR Corp., 5.875%, 12/15/21	91,740
47,000	Open Text Corp. (Canada), 144a,
	5.875%, 6/1/26	49,232
338,000	Oracle Corp., 2.650%, 7/15/26	321,846
425,000	QUALCOMM, Inc., 3.450%, 5/20/25	431,176
11,000	Quintiles IMS, Inc., 144a,
	4.875%, 5/15/23	11,151
31,000	Sensata Technologies BV
	(Netherlands), 144a,
	5.000%, 10/1/25	31,232
		3,975,022

10

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 40.7% (Continued)

	Telecommunication Services — 3.8%
$59,000	Altice Financing SA (Luxemburg),
	144a, 6.625%, 2/15/23	$61,419
23,000	AMC Networks, Inc., 5.000%, 4/1/24	23,000
225,000	AT&T, Inc., 3.900%, 3/11/24	228,620
90,000	AT&T, Inc., 4.350%, 6/15/45	79,216
360,000	AT&T, Inc., 4.500%, 5/15/35	339,850
7,000	Block Communications, Inc., 144a,
	6.875%, 2/15/25	7,420
325,000	CenturyLink, Inc., 5.150%, 6/15/17	327,275
8,000	CenturyLink, Inc., 5.800%, 3/15/22	8,250
2,000	CenturyLink, Inc., 6.450%, 6/15/21	2,125
264,000	Charter Communications Operating
	LLC / Charter Communications
	Operating Capital,
	6.484%, 10/23/45	303,953
372,000	Comcast Corp., 1.625%, 1/15/22	356,727
16,000	CommScope Technologies LLC, 144a,
	5.000%, 3/15/27	15,975
4,000	CommScope, Inc., 144a,
	5.500%, 6/15/24	4,136
34,000	CSC Holdings LLC, 5.250%, 6/1/24	33,873
60,000	CSC Holdings LLC, 144a,
	10.125%, 1/15/23	69,600
500,000	Discovery Communications LLC,
	3.450%, 3/15/25	473,476
48,000	DISH DBS Corp., 5.125%, 5/1/20	50,040
90,000	Frontier Communications Corp.,
	6.250%, 9/15/21†	83,700
10,000	Frontier Communications Corp.,
	10.500%, 9/15/22	10,125
45,000	Gray Television, Inc., 144a,
	5.125%, 10/15/24	44,438
13,000	Level 3 Financing, Inc.,
	5.250%, 3/15/26	13,065
5,000	LIN Television Corp., 5.875%, 11/15/22	5,175
6,000	Match Group, Inc., 6.375%, 6/1/24	6,491
31,000	Nexstar Escrow Corp., 144a,
	5.625%, 8/1/24	31,465
375,000	Qwest Corp., 6.750%, 12/1/21	411,093
181,000	Sprint Communications, Inc.,
	6.000%, 11/15/22	185,072
7,000	Symantec Corp., 144a,
	5.000%, 4/15/25	7,178
13,000	Univision Communications, Inc., 144a,
	5.125%, 2/15/25	12,789
425,000	Verizon Communications, Inc.,
	4.672%, 3/15/55	379,525
331,000	Verizon Communications, Inc., 144a,
	5.012%, 4/15/49	321,449
40,000	Videotron Ltd. / Videotron Ltee
	(Canada), 144a, 5.125%, 4/15/27	40,300
		3,936,820

	Industrials — 2.8%
9,000	Allegion PLC (Ireland),
	5.875%, 9/15/23	9,608
31,000	Arconic, Inc., 5.125%, 10/1/24	32,023
190,000	Burlington Northern Santa Fe LLC,
	5.750%, 5/1/40	230,564
3,000	Clean Harbors, Inc., 5.125%, 6/1/21	3,063
48,000	CNH Industrial NV (Netherlands),
	4.500%, 8/15/23	48,660
19,000	Eagle Materials, Inc., 4.500%, 8/1/26	18,905
400,000	FedEx Corp., 5.100%, 1/15/44	430,488
5,000	Huntington Ingalls Industries, Inc.,
	144a, 5.000%, 11/15/25	5,225
403,000	Joy Global, Inc., 5.125%, 10/15/21	432,483
57,000	KLX, Inc., 144a, 5.875%, 12/1/22	58,781
7,000	Koppers, Inc., 144a, 6.000%, 2/15/25	7,228
29,000	Louisiana-Pacific Corp.,
	4.875%, 9/15/24	29,145
310,000	Masco Corp., 4.375%, 4/1/26	322,155
3,000	Moog, Inc., 144a, 5.250%, 12/1/22	3,075
20,000	Orbital ATK, Inc., 5.250%, 10/1/21	20,675
5,000	Owens-Brockway Glass Container, Inc.,
	144a, 5.875%, 8/15/23	5,291
430,000	Roper Technologies, Inc.,
	3.000%, 12/15/20	438,081
334,000	SBA Tower Trust, 144a,
	2.898%, 10/15/19	335,038
350,000	Siemens Financieringsmaatschappij
	NV (Netherlands), 144a,
	3.125%, 3/16/24	352,503
158,000	XPO CNW, Inc., 6.700%, 5/1/34	143,385
		2,926,376

	Consumer Staples — 2.6%
27,000	AdvancePierre Foods Holdings, Inc.,
	144a, 5.500%, 12/15/24	27,304
54,000	Albertsons Cos. LLC / Safeway, Inc. /
	New Albertson's Inc. / Albertson's
	LLC, 144a, 5.750%, 3/15/25	52,380
55,000	Avis Budget Car Rental LLC / Avis
	Budget Finance, Inc.,
	5.500%, 4/1/23†	53,144
5,000	B&G Foods, Inc., 5.250%, 4/1/25	5,044
26,000	Cardtronics, Inc. / Cardtronics USA,
	144a, 5.500%, 5/1/25	26,293
27,000	Cott Holdings, Inc., 144a,
	5.500%, 4/1/25	27,481
260,000	CVS Health Corp., 5.125%, 7/20/45	286,857
55,000	IHS Markit Ltd., 144a, 5.000%, 11/1/22	57,612
20,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 5.750%, 6/15/25	20,200
6,000	KFC Holding Co. / Pizza Hut Holdings
	LLC/Taco Bell of America LLC, 144a,
	5.250%, 6/1/26	6,105
40,000	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC, 144a,
	5.000%, 6/1/24	40,850
515,000	Kraft Heinz Foods Co., 6.875%, 1/26/39	642,460
500,000	Kroger Co. (The), 5.000%, 4/15/42	523,726

11

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 40.7% (Continued)

	Consumer Staples — (Continued)
$450,000	Mondelez International Holdings
	Netherlands BV (Netherlands), 144a,
	2.000%, 10/28/21	$432,991
351,000	Moody's Corp., 2.750%, 12/15/21	350,455
73,000	Post Holdings, Inc., 144a,
	5.000%, 8/15/26	69,898
7,000	TreeHouse Foods, Inc.,
	4.875%, 3/15/22	7,158
14,000	TreeHouse Foods, Inc., 144a,
	6.000%, 2/15/24	14,665
11,000	US Foods, Inc., 144a, 5.875%, 6/15/24	11,412
		2,656,035

	Utilities — 2.1%
78,000	AES Corp., 4.875%, 5/15/23	77,610
874,000	Alabama Power Capital Trust V,
	4.248%, 10/1/42(A)	838,618
420,000	Dominion Resources, Inc.,
	2.000%, 8/15/21	407,490
18,000	Dynegy, Inc., 7.375%, 11/1/22	17,820
21,000	Dynegy, Inc., 144a, 8.000%, 1/15/25	20,108
384,000	Fortis, Inc. (Canada), 144a,
	3.055%, 10/4/26	359,207
15,000	NextEra Energy Capital Holdings, Inc.,
	6.000%, 3/1/19	16,072
17,000	NGL Energy Partners LP / NGL Energy
	Finance Corp., 6.875%, 10/15/21	17,298
65,000	NGL Energy Partners LP / NGL Energy
	Finance Corp., 144a,
	7.500%, 11/1/23	67,112
272,000	PacifiCorp, 5.750%, 4/1/37	332,416
		2,153,751

	Real Estate — 1.8%
7,000	CoreCivic, Inc., 4.125%, 4/1/20†	7,140
6,000	CoreCivic, Inc., 4.625%, 5/1/23	5,993
15,000	CoreCivic, Inc., 5.000%, 10/15/22	15,488
450,000	Crown Castle International Corp., REIT,
	3.400%, 2/15/21	457,743
24,000	Equinix, Inc. REIT, 5.375%, 4/1/23	24,990
7,000	Equinix, Inc. REIT, 5.375%, 5/15/27	7,228
39,000	ESH Hospitality, Inc. REIT, 144a,
	5.250%, 5/1/25	39,317
400,000	Omega Healthcare Investors, Inc. REIT,
	4.950%, 4/1/24	411,724
330,000	Simon Property Group LP, REIT,
	2.750%, 2/1/23	325,797
175,000	Vornado Realty LP REIT,
	5.000%, 1/15/22	188,748
316,000	Welltower, Inc. REIT, 6.125%, 4/15/20	349,520
		1,833,688

	Materials — 0.6%
11,000	ArcelorMittal (Luxembourg),
	6.250%, 3/1/21	11,880
200,000	Braskem America Finance Co., 144a,
	7.125%, 7/22/41	212,100
50,000	CF Industries, Inc., 3.450%, 6/1/23	47,250
48,000	CVR Partners LP / CVR Nitrogen
	Finance Corp., 144a,
	9.250%, 6/15/23	49,260
119,000	Domtar Corp., 10.750%, 6/1/17	120,354
38,000	Freeport-McMoRan, Inc., 144a,
	6.750%, 2/1/22	38,950
21,000	Hudbay Minerals, Inc. (Canada), 144a,
	7.250%, 1/15/23	22,260
12,000	Kraton Polymers LLC / Kraton
	Polymers Capital Corp., 144a,
	7.000%, 4/15/25	12,165
47,000	Lundin Mining Corp. (Canada), 144a,
	7.500%, 11/1/20	49,703
27,000	NOVA Chemicals Corp. (Canada), 144a,
	5.250%, 8/1/23	27,608
21,000	Scotts Miracle-Gro Co. (The), 144a,
	5.250%, 12/15/26	21,262
		612,792
	Total Corporate Bonds	$42,092,157

	U.S. Treasury Obligations — 34.3%
1,036,000	U.S. Treasury Bond, 2.250%, 8/15/46	876,796
410,000	U.S. Treasury Bond, 2.500%, 2/15/46	367,462
200,000	U.S. Treasury Bond, 2.875%, 11/15/46	194,055
135,000	U.S. Treasury Bond, 3.000%, 5/15/45	134,214
2,800,000	U.S. Treasury Bond, 3.000%, 2/15/47	2,790,046
13,020,000	U.S. Treasury Inflation Indexed
	Bonds, 0.375%, 1/15/27	13,029,710
2,055,000	U.S. Treasury Note, 1.125%, 2/28/19	2,050,343
1,500,000	U.S. Treasury Note, 1.125%, 7/31/21	1,454,766
1,500,000	U.S. Treasury Note, 1.375%, 4/30/21	1,474,804
8,500,000	U.S. Treasury Note, 2.000%, 12/31/21	8,532,538
4,740,000	U.S. Treasury Note, 2.000%, 11/15/26	4,578,916
	Total U.S. Treasury Obligations	$35,483,650

	U.S. Government Mortgage-Backed
	Obligations — 12.2%
65,703	FHLMC, Pool #1B3366,
	3.447%, 3/1/37(A)	69,384
173,302	FHLMC, Pool #1H1348,
	2.681%, 10/1/36(A)	183,254
595,629	FHLMC, Pool #1Q0339,
	3.312%, 4/1/37(A)	630,351
24,555	FHLMC, Pool #A12886, 5.000%, 8/1/33	26,990
61,701	FHLMC, Pool #A13842, 6.000%, 9/1/33	69,653
14,285	FHLMC, Pool #A21415, 5.000%, 5/1/34	15,657
33,037	FHLMC, Pool #A35682, 5.000%, 7/1/35	36,121
17,717	FHLMC, Pool #A36523, 5.000%, 8/1/35	19,373
85,991	FHLMC, Pool #A46590, 5.000%, 8/1/35	93,576
28,073	FHLMC, Pool #A56988, 5.500%, 2/1/37	31,144
179,984	FHLMC, Pool #A96485, 4.500%, 1/1/41	193,452
824,015	FHLMC, Pool #A97897, 4.500%, 4/1/41	897,396
26,593	FHLMC, Pool #C62740, 7.000%, 1/1/32	29,475

12

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed
	Obligations — 12.2% (Continued)
$26,743	FHLMC, Pool #C72254, 6.500%, 7/1/32	$30,563
100,904	FHLMC, Pool #C90986, 7.000%, 6/1/26	110,930
29,278	FHLMC, Pool #G02184, 5.000%, 4/1/36	32,005
457,021	FHLMC, Pool #G05733,
	5.000%, 11/1/39	502,844
279,316	FHLMC, Pool #J13584,
	3.500%, 11/1/25	292,442
106,683	FNMA, Pool #255628, 5.500%, 2/1/25	118,385
6,136	FNMA, Pool #432269, 6.500%, 8/1/28	6,822
5,155	FNMA, Pool #535290, 8.000%, 5/1/30	6,057
10,534	FNMA, Pool #540040, 7.500%, 6/1/28	10,560
21,437	FNMA, Pool #561741, 7.500%, 1/1/31	24,494
391	FNMA, Pool #626811, 6.500%, 6/1/17	391
60,169	FNMA, Pool #640291, 7.000%, 8/1/32	65,777
33,026	FNMA, Pool #653301, 6.500%, 7/1/32	36,720
98,661	FNMA, Pool #653502, 6.500%, 7/1/32	109,697
49,178	FNMA, Pool #670402, 6.500%, 6/1/32	55,157
4,500	FNMA, Pool #704460, 6.000%, 5/1/18	4,517
6,591	FNMA, Pool #725906,
	2.859%, 8/1/34(A)	6,960
274,159	FNMA, Pool #745257, 6.000%, 1/1/36	311,375
2,060	FNMA, Pool #745974,
	3.237%, 10/1/36(A)	2,176
108,166	FNMA, Pool #810049, 5.500%, 3/1/35	120,358
172,728	FNMA, Pool #819297, 6.000%, 9/1/35	195,707
60,591	FNMA, Pool #889060, 6.000%, 1/1/38	68,980
130,789	FNMA, Pool #889061, 6.000%, 1/1/38	150,894
83,537	FNMA, Pool #893003, 7.000%, 9/1/36	90,242
16,840	FNMA, Pool #895657, 6.500%, 8/1/36	18,562
187,185	FNMA, Pool #905049, 5.500%, 11/1/36	207,649
182,576	FNMA, Pool #908944, 5.500%, 1/1/37	202,536
678,918	FNMA, Pool #928553, 5.500%, 8/1/37	775,962
21,146	FNMA, Pool #995220, 6.000%, 11/1/23	22,527
327,531	FNMA, Pool #AA3467, 4.500%, 4/1/39	354,305
514,572	FNMA, Pool #AA4584, 4.500%, 4/1/39	557,008
118,034	FNMA, Pool #AB1800, 4.000%, 11/1/40	124,782
426,964	FNMA, Pool #AB2452, 4.000%, 3/1/26	449,460
138,363	FNMA, Pool #AD3775, 4.500%, 3/1/25	147,148
172,483	FNMA, Pool #AD6193, 5.000%, 6/1/40	188,767
429,900	FNMA, Pool #AE0996, 4.000%, 2/1/41	454,406
242,964	FNMA, Pool #AE1568, 4.000%, 9/1/40	255,726
764,985	FNMA, Pool #AE2497, 4.500%, 9/1/40	829,740
123,218	FNMA, Pool #AE5441, 5.000%, 10/1/40	134,824
369,972	FNMA, Pool #AH1135, 5.000%, 1/1/41	405,615
619,875	FNMA, Pool #AH3483, 3.500%, 2/1/26	648,963
270,908	FNMA, Pool #AH3671, 4.000%, 2/1/26	288,340
633,787	FNMA, Pool #AH6622, 4.000%, 3/1/41	673,510
27,662	FNMA, Pool #AI0805, 4.500%, 7/1/41	29,694
828,217	FNMA, Pool #AL0150, 4.000%, 2/1/41	875,437
202,072	FNMA, Pool #AL0211, 5.000%, 4/1/41	220,969
40,772	GNMA, Pool #5305, 4.000%, 2/20/42	43,274
10,366	GNMA, Pool #748495, 4.000%, 8/15/40	10,961
19,371	GNMA, Pool #8503, 2.125%, 9/20/24(A)	19,900
	Total U.S. Government
	Mortgage-Backed Obligations	$12,589,944

	Asset-Backed Securities — 5.5%
475,000	Ascentium Equipment Receivables
	Trust, Ser 2016-1A, Class B, 144a,
	2.850%, 7/10/20	480,332
3,465	CIT Home Equity Loan Trust, Ser
	2002-1, Class AF5,
	7.210%, 2/25/33(C)	3,459
382,425	CWHEQ Home Equity Loan Trust, Ser
	2007-S1, Class A5,
	6.018%, 11/25/36(A)	364,822
450,000	Dell Equipment Finance Trust, Ser
	2015-1, Class C, 144a,
	2.420%, 3/23/20	452,388
176,271	Domino's Pizza Master Issuer LLC, Ser
	2012-1A, Class A2, 144a,
	5.216%, 1/25/42	178,568
414,795	FFMLT Trust, Ser 2005-FFA, Class M3,
	6.017%, 3/25/25(C)	426,006
200,011	FHLMC Structured Pass Through
	Securities, Ser T-20, Class A5,
	6.895%, 12/25/29(C)	248,669
51,706	FNMA REMIC Trust, Ser 2001-W2, Class
	AF6, 6.589%, 10/25/31(C)	55,148
300,000	Leaf Receivables Funding LLC, Ser
	2016-1, Class B, 144a,
	2.780%, 8/15/22	297,318
1,556,467	Mid-State Capital Corp. Trust, Ser
	2005-1, Class M2, 7.079%, 1/15/40	1,704,112
485,246	Orange Lake Timeshare Trust, Ser
	2016-A, Class A, 144a,
	2.610%, 3/8/29	479,438
1,999	RASC Trust, Ser 2001-KS3, Class AI6,
	5.960%, 9/25/31(A)	2,074
288,603	Santander Drive Auto Receivables
	Trust, Ser 2015-1, Class B,
	1.970%, 11/15/19	289,031
313,163	Sonic Capital LLC, Ser 2016-1A, Class
	A2, 144a, 4.472%, 5/20/46	308,609
434,579	SpringCastle America Funding LLC,
	Ser 2016-AA, Class A, 144a,
	3.050%, 4/25/29	437,245
	Total Asset-Backed Securities	$5,727,219

	Non-Agency Collateralized Mortgage
	Obligations — 2.9%
4,388	Adjustable Rate Mortgage Trust, Ser
	2004-4, Class 3A1,
	3.336%, 3/25/35(A)	4,234
283,674	Alternative Loan Trust, Ser 2004-30CB,
	Class 3A1, 5.000%, 2/25/20	281,120
25,957	Alternative Loan Trust, Ser 2005-J3,
	Class 3A1, 6.500%, 9/25/34	25,499
49,863	CSFB Mortgage-Backed Trust, Ser
	2004-7, Class 6A1, 5.250%, 10/25/19	50,409
106,458	JP Morgan Mortgage Trust, Ser
	2005-A1, Class 2A1,
	3.268%, 2/25/35(A)	107,572

13

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Non-Agency Collateralized Mortgage
	Obligations — 2.9% (Continued)
$272,584	JP Morgan Mortgage Trust, Ser
	2005-A2, Class 7CB1,
	3.367%, 4/25/35(A)	$273,935
62,113	JP Morgan Mortgage Trust, Ser
	2006-A4, Class 2A2,
	3.082%, 6/25/36(A)	55,689
53,990	MASTR Alternative Loans Trust, Ser
	2004-7, Class 10A1, 6.000%, 6/25/34	54,264
213,117	Residential Asset Securitization Trust,
	Ser 2006-A1, Class 1A3,
	6.000%, 4/25/36	163,546
595,221	Sequoia Mortgage Trust, Ser 2013-10,
	Class B2, 144a, 3.568%, 8/25/43(A)	583,456
1,987	Structured Asset Securities Corp.
	Mortgage Pass-Through
	Certificates, Ser 2004-21XS, Class
	2A6B, 5.650%, 12/25/34(C)	2,015
150,892	Structured Asset Securities Corp. Trust,
	Ser 2005-17, Class 5A1,
	5.500%, 10/25/35	120,104
700,000	Towd Point Mortgage Trust, Ser
	2015-3, Class A2, 144a,
	4.000%, 3/25/54(A)	707,540
374,288	Towd Point Mortgage Trust, Ser
	2016-2, Class A1, 144a,
	3.000%, 8/25/55(A)	375,506
124,450	Washington Mutual Alternative
	Mortgage Pass-Through
	Certificates, Ser 2005-9, Class 2A4,
	5.500%, 11/25/35	111,639
125,129	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-G, Class
	A1, 2.895%, 6/25/33(A)	125,372
	Total Non-Agency Collateralized
	Mortgage Obligations	$3,041,900

	Commercial Mortgage-Backed Securities — 1.6%
595,000	Cosmopolitan Hotel Trust, Ser
	2016-CSMO, Class A, 144a,
	2.312%, 11/15/33(A)	599,840
550,000	Eleven Madison Trust Mortgage Trust,
	Ser 2015-11MD, Class C, 144a,
	3.555%, 9/10/35(A)	546,464
528,000	J.P. Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2016-NINE, Class B, 144a,
	2.854%, 10/6/38(A)	503,906
	Total Commercial
	Mortgage-Backed Securities	$1,650,210

	Agency Collateralized Mortgage
	Obligations — 0.3%
138,812	FNMA REMIC, Ser 2015-51, Class KC,
	3.000%, 6/25/45	140,345
139,845	FNMA Trust, Ser 2004-W15, Class 2AF,
	1.232%, 8/25/44(A)	138,784
10,844	GNMA, Ser 2003-11, Class GJ,
	4.000%, 10/17/29	11,403
	Total Agency Collateralized
	Mortgage Obligations	$290,532

Shares

	Preferred Stocks — 1.0%

	Real Estate — 0.4%
19,007	Public Storage, 4.900%	427,467

	Utilities — 0.6%
8,634	Entergy Arkansas, Inc., 4.875%	196,164
8,769	Entergy Louisiana LLC, 4.875%	198,267
7,966	Entergy Mississippi, Inc., 4.900%	180,271
		574,702
	Total Preferred Stocks	$1,002,169

Principal
Amount

	Sovereign Government Obligation — 0.2%
$253,000	Bermuda Government International
	Bond, 144a, 3.717%, 1/25/27	243,520

Shares

	Short-Term Investment Funds — 1.1%
574,093	Dreyfus Government Cash
	Management, Institutional Shares,
	0.66%∞Ω	574,093
609,596	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.61%**∞Ω	609,596
	Total Short-Term Investment Funds	$1,183,689

	Total Investment Securities —99.8%
	(Cost $101,703,072)	$103,304,990

	Other Assets in
	Excess of Liabilities — 0.2%	155,891
	Net Assets — 100.0%	$103,460,881

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2017.

(B)	Perpetual Bond - A Bond with no definite maturity date.

(C)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect as of March 31, 2017.

14

Touchstone Active Bond Fund (Unaudited) (Continued)

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2017 was $573,430.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2017.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

144	a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities were valued at $14,095,446 or 13.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Corporate Bonds	$—	$42,092,157	$—	$42,092,157
U.S. Treasury Obligations	—	35,483,650	—	35,483,650
U.S. Government Mortgage-Backed Obligations	—	12,589,944	—	12,589,944
Asset-Backed Securities	—	5,727,219	—	5,727,219
Non-Agency Collateralized Mortgage Obligations	—	3,041,900	—	3,041,900
Commercial Mortgage-Backed Securities	—	1,650,210	—	1,650,210
Agency Collateralized Mortgage Obligations	—	290,532	—	290,532
Preferred Stocks	1,002,169	—	—	1,002,169
Sovereign Government Obligation	—	243,520	—	243,520
Short-Term Investment Funds	1,183,689	—	—	1,183,689
Other Financial Instruments***
Futures Interest Rate Contracts	14,914	—	—	14,914
Total Assets	$2,200,772	$101,119,132	$—	$103,319,904

15

Touchstone Active Bond Fund (Unaudited) (Continued)

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Liabilities:

Other Financial Instruments***

Futures Interest Rate Contracts	$(6,375)	$—	$—	$(6,375)
Total	$2,194,397	$101,119, 132	$—	$103,313,529

***Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represents unrealized appreciation (depreciation) on futures interest rate contracts.

Futures Contracts

At March 31, 2017, $23,588 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at March 31, 2017:

				Unrealized
		Number of	Notional	Appreciation/
Description	Expiration Date	Contracts	Value	(Depreciation)
Short Futures:
Ultra Bond Futures	June 2017	15	$2,403,000	$(6,375)
Long Futures:
5-Year US Note	June 2017	83	9,756,391	14,914
				$8,539

See accompanying Notes to Financial Statements.

16

Portfolio of Investments

Touchstone Arbitrage Fund – March 31, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 79.1%

Financials — 17.4%
Avista Healthcare Public Acquisition Corp. - Class A*	166,516	$1,656,834
Boulevard Acquisition Corp. II*	133,795	1,340,626
Boulevard Acquisition Corp. II*	38,294	398,258
Capitol Acquisition Corp. III*	77,228	814,755
Capitol Acquisition Corp. III*	22,629	261,365
Cardinal Financial Corp.	215,899	6,464,016
Cascade Bancorp*	79,100	609,861
CF Corp. - Class A*††	111,096	1,112,071
Delta Lloyd NV (Netherlands) - Class A*	800,000	4,559,089
Double Eagle Acquisition Corp.- Class A*	55,478	554,780
Gores Holdings II, Inc.*	146,869	1,511,282
GTY Technology Holdings, Inc.*	7,342	74,154
GTY Technology Holdings, Inc. - Class A*	150,699	1,555,214
Heritage Oaks Bancorp	18,771	250,593
Kayne Anderson Acquisition Corp.*	135,500	1,357,710
Landcadia Holdings, Inc.*	74,199	739,764
Matlin and Partners Acquisition Corp.*	210,000	2,104,200
PrivateBancorp, Inc.††	104,650	6,213,070
Quinpario Acquisition Corp. 2*	52,188	519,792
Saban Capital Acquisition Corp. (Cayman Islands)*	37,566	396,697
Silver Run Acquisition Corp. II*	115,896	1,209,954
		33,704,085

Consumer Staples — 11.4%
Mead Johnson Nutrition Co.††	64,460	5,742,097
Reynolds American, Inc.††	103,350	6,513,117
Rite Aid Corp.*	697,942	2,966,254
WhiteWave Foods Co. (The)*††	122,777	6,893,929
		22,115,397

Health Care — 11.3%
Actelion Ltd. (Switzerland)*	29,460	8,299,917
Alere, Inc.*	96,585	3,837,322
Universal American Corp. NY*††	413,316	4,120,761
VCA, Inc.*††	61,130	5,593,395
		21,851,395

Energy — 10.0%
Alon USA Energy, Inc.	273,205	3,330,369
Ithaca Energy, Inc. (Canada)*	2,377,600	3,450,591
Seventy Seven Energy, Inc.*†	161,040	6,881,239
Western Refining, Inc.	163,180	5,722,723
		19,384,922

Information Technology — 9.6%
Brocade Communications Systems, Inc.††	510,210	6,367,421
Dell Technologies, Inc. - Class V*	37,000	2,370,960
DH Corp. (Canada)	160,000	3,036,733
Nimble Storage, Inc.*†	386,851	4,835,638
Ultratech, Inc.*	37,430	1,108,677
VMware, Inc. - Class A*	9,600	884,544
		18,603,973

Consumer Discretionary — 6.3%
CST Brands, Inc.††	119,330	5,738,580
Isle of Capri Casinos, Inc.*	102,929	2,713,208
Lennar Corp. - Class A	17,200	880,468
Lennar Corp. - Class B	37,320	1,559,976
Lions Gate Entertainment Corp., Class B (Canada)*	13,503	329,203
Twenty-First Century Fox, Inc., Class B	28,200	896,196
		12,117,631

Materials — 3.8%
Headwaters, Inc.*††	249,280	5,853,094
Multi Packaging Solutions International Ltd.*	78,825	1,414,909
		7,268,003

Industrials — 3.2%
B/E Aerospace, Inc.	80,670	5,171,754
TRC Cos. Inc.*	56,680	989,066
		6,160,820

Real Estate — 3.1%
Silver Bay Realty Trust Corp. REIT	282,120	6,057,116

Telecommunication Services — 3.0%
Level 3 Communications, Inc.*††	100,860	5,771,209
Total Common Stocks		$153,034,551

Principal
Amount

	Corporate Bonds — 15.6%

	Consumer Discretionary — 5.8%
$875,000	Cablevision Systems Corp.,
	8.625%, 9/15/17	899,062
1,450,000	Downstream Development Authority
	of Quapaw Tribe of Oklahoma,
	144a, 10.500%, 7/1/19	1,413,750
500,000	General Motors Financial Co., Inc.,
	4.750%, 8/15/17	505,434
1,120,000	HD Supply, Inc., 144a,
	5.250%, 12/15/21	1,177,400
450,000	JC Penney Corp., Inc., 7.950%, 4/1/17	450,000
1,000,000	Lennar Corp., 12.250%, 6/1/17	1,015,000
725,000	LIN Television Corp., 5.875%, 11/15/22	750,375
3,500,000	Walgreens Boots Alliance, Inc.,
	1.750%, 5/30/18	3,504,259
1,500,000	WCI Communities, Inc. / Lennar Corp.,
	6.875%, 8/15/21	1,578,000
		11,293,280

	Financials — 4.7%
1,000,000	Banco Bilbao Vizcaya Argentaria SA
	(Spain), 9.000%(A)(B)	1,048,050
1,000,000	Bank of America NA,
	1.431%, 6/15/17(A)	1,000,158
1,000,000	Cooperatieve Rabobank UA
	(Netherlands), 11.000%(A)(B)	1,167,500

17

Touchstone Arbitrage Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 15.6% (Continued)

	Financials — (Continued)
$500,000	Corestates Capital III, 144a,
	1.609%, 2/15/27(A)	$455,000
698,000	JPMorgan Chase Capital XIII,
	2.102%, 9/30/34(A)	626,455
500,000	JPMorgan Chase Capital XXIII,
	2.039%, 5/15/47(A)	431,875
875,000	Manufacturers & Traders Trust Co.,
	1.695%, 12/1/21(A)	860,099
500,000	NB Capital Trust III, 1.572%, 1/15/27(A)	450,000
3,000,000	ZFS Finance USA Trust V, 144a,
	6.500%, 5/9/37(A)	2,996,250
		9,035,387

	Materials — 1.6%
1,000,000	Domtar Corp., 10.750%, 6/1/17	1,011,374
1,000,000	Glencore Canada Corp. (Canada),
	5.500%, 6/15/17	1,007,310
1,000,000	Monsanto Co., 1.850%, 11/15/18	998,615
		3,017,299

	Consumer Staples — 1.3%
250,000	Black Knight InfoServ LLC / Black
	Knight Lending Solutions, Inc.,
	5.750%, 4/15/23	261,870
1,000,000	Dole Food Co., Inc., 144a,
	7.250%, 5/1/19	1,018,750
1,150,000	Mondelez International Holdings
	Netherlands BV (Netherlands), 144a,
	1.649%, 10/28/19(A)	1,154,754
		2,435,374

	Information Technology — 1.2%
2,325,000	EMC Corp., 1.875%, 6/1/18	2,302,659

	Telecommunication Services — 0.5%
1,000,000	Clearwire Communications LLC /
	Clearwire Finance, Inc., 144a,
	8.250%, 12/1/40	1,033,750

	Industrials — 0.4%
400,000	Martin Marietta Materials, Inc.,
	2.252%, 6/30/17(A)	400,655
411,000	SBA Tower Trust, 144a,
	2.933%, 12/11/17	411,203
		811,858

	Energy — 0.1%
260,000	El Paso Natural Gas Co. LLC,
	5.950%, 4/15/17	260,306
	Total Corporate Bonds	$30,189,913

	Shares

Exchange Traded Funds — 0.4%
Consumer Discretionary Select Sector SPDR Fund	107	$9,411
Financial Select Sector SPDR Fund	3,246	77,028
Health Care Select Sector SPDR Fund	239	17,772
Real Estate Select Sector SPDR Fund	479	15,136
SPDR S&P 500 ETF Trust	2,300	542,202
Technology Select Sector SPDR Fund	2,049	109,232
Utilities Select Sector SPDR Fund	273	14,008
Total Exchange Traded Funds		$784,789

Principal
Amount

	Commercial Mortgage-Backed Security — 0.8%
$1,500,000	CFCRE Mortgage Trust, Ser 2015-RUM,
	Class C, 144a, 3.662%, 7/15/30(A)	1,478,653

Preferred Stocks — 1.2%

Real Estate — 0.8%
Public Storage REIT, 5.90%	59,468	1,497,999

Utilities — 0.4%
MDU Resources Group, Inc., 4.50%	5,852	610,071
MDU Resources Group, Inc., 4.70%	2,014	204,924
Total Preferred Stocks		$2,312,994

Number
of
Rights

Rights — 0.1%
Media General, Inc. Expiration 1/19/18,
Strike Price $10.00*	180,000	270,000

	Number
	of
	Contracts

Purchased Options — 0.0%

Purchased Put Options — 0.0%
SPDR S&P 500 ETF Trust., Strike @ 235.00,
Exp 3/17	115	115
SPDR S&P 500 ETF Trust., Strike @ 236.00,
Exp 4/17	139	34,472
SPDR S&P 500 ETF Trust., Strike @ 236.00,
Exp 4/17	92	7,912
		42,499

Purchased Call Options — 0.0%
Humana Inc., Strike @ 210.00, Exp 4/17	25	6,875
Humana Inc., Strike @ 220.00, Exp 4/17	91	1,365
Humana Inc., Strike @ 245.00, Exp 4/17	25	—
Humana Inc., Strike @ 250.00, Exp 4/17	60	—
		8,240
Total Purchased Options		$50,739

18

Touchstone Arbitrage Fund (Unaudited) (Continued)

		Market
	Shares	Value

Short-Term Investment Funds — 12.7%
Dreyfus Government Cash
Management, Institutional Shares,
0.66%∞Ω	20,463,797	$20,463,797
Invesco Government & Agency
Portfolio, Institutional Class,
0.61%**∞Ω	4,098,541	4,098,541
Total Short-Term Investment Funds		$24,562,338
Total Long Positions
(Cost $212,726,573)		$212,683,977

Securities Sold Short — (26.7%)

Common Stocks — (23.5%)

Energy — (8.0%)
Delek US Holdings, Inc.	(137,671)	(3,341,275)
Patterson-UTI Energy, Inc.	(285,442)	(6,927,677)
Tesoro Corp.	(63,884)	(5,178,437)
		(15,447,389)

Financials — (5.4%)
Canadian Imperial Bank of Commerce
(Canada)	(38,270)	(3,299,257)
First Interstate BancSystem, Inc., Class A	(11,787)	(467,355)
Pacific Premier Bancorp, Inc.*	(6,516)	(251,192)
United Bankshares, Inc.	(153,286)	(6,476,333)
		(10,494,137)

Consumer Discretionary — (2.8%)
Eldorado Resorts, Inc.*	(70,811)	(1,340,098)
Lennar Corp. - Class A	(54,520)	(2,790,879)
Lions Gate Entertainment Corp., Class A
(Canada)	(13,503)	(358,640)
Twenty-First Century Fox, Inc.- Class A	(28,200)	(913,398)
		(5,403,015)

Information Technology — (2.4%)
Veeco Instruments, Inc.*	(10,012)	(298,858)
VMware, Inc. - Class A*	(46,600)	(4,293,724)
		(4,592,582)

Consumer Staples — (1.9%)
British American Tobacco PLC, ADR	(54,362)	(3,605,288)

Telecommunication Services — (1.7%)
CenturyLink, Inc.	(144,087)	(3,396,131)

Industrials — (1.3%)
Rockwell Collins, Inc.	(25,015)	(2,430,457)
Total Common Stocks		$(45,368,999)

Exchange Traded Funds — (3.2%)
Consumer Staples Select Sector SPDR Fund	(809)	(44,155)
Energy Select Sector SPDR Fund	(1,112)	(77,729)
Industrial Select Sector SPDR Fund	(610)	(39,687)
iShares US Telecommunications ETF	(678)	(21,926)
SPDR S&P 500 ETF Trust	(25,400)	(5,987,796)
Total Exchange Traded Funds		$(6,171,293)

Total Securities Sold Short
(Proceeds $49,564,034)		$(51,540,292)

	Number
	of
	Contracts

Written Options — (0.0%)
Written Put Options — 0.0%
Lennar Corp., Strike @ 49.00, Exp 04/17	(219)	(7,884)
SPDR S&P 500 ETF Trust., Strike @ 232.00, Exp 4/17	(278)	(37,252)
SPDR S&P 500 ETF Trust., Strike @ 233.00, Exp 3/17	(230)	(230)
SPDR S&P 500 ETF Trust., Strike @ 234.00, Exp 3/17	(115)	(115)
SPDR S&P 500 ETF Trust., Strike @ 235.00, Exp 4/17	(184)	(8,648)
		$(54,129)

Written Call Options — (0.0%)
Humana Inc., Strike @ 230.00, Exp 4/17	(50)	(500)
Humana Inc., Strike @ 240.00, Exp 4/17	(151)	(5,285)
Nimble Storage, Inc., Strike @ 12.50, Exp 04/17	(385)	(1,925)
Nimble Storage, Inc., Strike @ 12.50, Exp 05/17	(1,493)	(7,465)
Nimble Storage, Inc., Strike @ 12.50, Exp 08/17	(583)	(2,915)
		$(18,090)

Total Written Options
(Premiums received $185,528)		$(72,219)

Total — 83.2%		$161,071,466

Cash Collateral for Securities
Sold Short and Written Options — 22.0%		42,490,930

Liabilities in Excess of Other Assets — (5.2%)		(10,084,898)

Net Assets — 100.0%		$193,477,498

19

Touchstone Arbitrage Fund (Unaudited) (Continued)

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2017.

(B)	Perpetual Bond - A Bond with no definite maturity date.

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2017 was $4,080,529.

††	All or a portion of these securities are held as collateral for securities sold short and written options. The total value of the securities held as collateral as of March 31, 2017 was $58,484,117.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2017.

Portfolio Abbreviations:

ADR - American Depositary Receipt

CAD - Canadian Dollar

ETF – Exchange Traded Fund

EUR – Euro

LLC - Limited Liability Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SPDR - Standard & Poor's Depositary Receipt

USD - United States Dollar

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities were valued at $12,307,010 or 6.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$153,034,551	$—	$—	$153,034,551
Corporate Bonds	—	30,189,913	—	30,189,913
Exchange Traded Funds	784,789	—	—	784,789
Commercial Mortgage-Backed Security	—	1,478,653	—	1,478,653
Preferred Stocks	—	2,312,994	—	2,312,994
Rights	—	—	270,000	270,000
Purchased Options Equity Contracts	50,739	—	—	50,739
Short-Term Investment Funds	24,562,338	—	—	24,562,338
Other Financial Instruments**
Forward Foreign Currency Contract	—	29,660	—	29,660
Total Assets	$178,432,417	$34,011,220	$270,000	$212,713,637

20

Touchstone Arbitrage Fund (Unaudited) (Continued)

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Liabilities:
Securities Sold Short
Common Stocks	$(45,368,999)	$—	$—	$(45,368,999)
Exchange Traded Funds	(6,171,293)	—	—	(6,171,293)
Other Financial Instruments**
Written Options Equity Contracts	(72,219)	—	—	(72,219)
Forward Foreign Currency Contracts	—	(64,403)	—	(64,403)
Total Liabilities	$(51,612,511)	$(64,403)	$—	$(51,676,914)
Total	$126,819,906	$33,946,817	$270,000	$161,036,723

** Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent market value for written option equity contracts and unrealized appreciation (depreciation) on forward foreign currency contracts.

Transactions in written options for the period ended March 31, 2017.

	Number of	Premiums
	Contracts	Received
Beginning balance, September 30, 2016	1,390	$93,336
Call Options Written	7,451	610,704
Put Options Written	18,804	1,353,790
Call Options Closed	(381)	(27,976)
Put Options Closed	(8,610)	(699,888)
Call Options Expired	(1,635)	(45,680)
Put Options Expired	(8,464)	(567,911)
Call Options Exercised	(3,681)	(439,952)
Put Options Exercised	(1,186)	(90,895)
Ending balance, March 31, 2017	3,688	$185,528

Measurements Using Unobservable Inputs (Level 3)

Assets	Rights

Beginning balance September 30, 2016	$—
Corporate Actions	55,800
Net change in unrealized appreciation/depreciation	214,200
Ending balance March 31, 2017	$270,000
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities Still Held at March 31, 2017	$214,200

		Valuation	Unobservable
Rights	Fair Value	Technique	Input

Media General, Inc.
Expiration 1/19/18,		Issuer	New
Strike Price $10.00	$270,000	Guidance	Issuer

Forward Foreign Currency Contracts

						Unrealized
		Contract to				Appreciation/
Counterparty	Expiration Date	Receive		Deliver		(Depreciation)

Brown Brothers
Harriman	04/28/2017	USD	1,294,370	CAD	1,733,550	$(9,734)
Brown Brothers
Harriman	04/28/2017	USD	927,571	CAD	1,248,000	(11,266)
Brown Brothers
Harriman	04/28/2017	USD	765,425	CAD	1,017,900	(314)
Brown Brothers
Harriman	04/28/2017	USD	471,028	CAD	636,090	(7,486)
Brown Brothers
Harriman	05/31/2017	USD	4,651,560	EUR	4,320,000	29,660
Brown Brothers
Harriman	06/14/2017	USD	3,035,646	CAD	4,080,000	(35,603)
						$(34,743)

See accompanying Notes to Financial Statements.

21

Portfolio of Investments

Touchstone Emerging Markets Small Cap Fund – March 31, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.2%

South Korea — 15.0%

Consumer Discretionary — 3.4%
Hanssem Co. Ltd.	887	$174,497
Innocean Worldwide, Inc.	1,790	98,639
Loen Entertainment, Inc.	1,897	152,669

Consumer Staples — 1.9%
Able C&C Co. Ltd.	2,737	60,208
BGF retail Co. Ltd.	1,905	178,865

Financials — 2.1%
Dongbu Insurance Co. Ltd.	2,126	121,670
Hyundai Marine & Fire Insurance Co. Ltd.	4,364	136,590

Health Care — 1.8%
Value Added Technologies Co. Ltd.	4,014	100,682
Vieworks Co. Ltd.	2,082	120,083

Industrials — 3.1%
Hyundai Development Co.-Engineering & Construction	3,726	135,541
Hyundai Engineering & Construction Co. Ltd.	3,004	133,082
LS Corp.	2,217	127,307

Information Technology — 1.2%
Silicon Works Co. Ltd.	5,608	153,702

Materials — 1.5%
Korea Petrochemical Ind Co. Ltd.	864	189,346
Total South Korea		1,882,881

Cayman Islands — 13.2%

Consumer Discretionary — 7.6%
China Lodging Group Ltd. ADR*	2,844	176,470
Gourmet Master Co. Ltd.	17,700	167,419
Tarena International, Inc. ADR*†	10,391	194,104
Tianneng Power International Ltd.	160,000	145,452
Xinyi Glass Holdings Ltd.	170,000	149,739
Xtep International Holdings Ltd.	309,000	121,699

Industrials — 2.3%
Bizlink Holding, Inc.	33,031	187,765
Lonking Holdings Ltd.	354,000	107,208

Information Technology — 2.6%
Sunny Optical Technology Group Co. Ltd.	13,000	95,139
Tongda Group Holdings Ltd.	640,000	225,926

Materials — 0.7%
Lee & Man Paper Manufacturing Ltd.	110,000	84,135
Total Cayman Islands		1,655,056

India — 13.1%

Consumer Discretionary — 3.2%
Ceat Ltd.	6,235	127,223
Exide Industries Ltd.	47,573	164,370
Videocon d2h Ltd. ADR*	9,327	107,260

Energy — 1.3%
Hindustan Petroleum Corp. Ltd.	20,469	165,717

Financials — 5.6%
Bharat Financial Inclusion Ltd.*	13,221	164,591
Edelweiss Financial Services Ltd.	72,679	176,475
Karnataka Bank Ltd. (The)	75,799	164,247
Reliance Capital Ltd.	20,399	193,289

Materials — 1.4%
Hindalco Industries Ltd.	60,212	180,929

Utilities — 1.6%
Indraprastha Gas Ltd.	13,035	203,744
Total India		1,647,845

Taiwan — 13.1%

Consumer Discretionary — 1.1%
Basso Industry Corp.	45,000	136,753

Consumer Staples — 0.9%
Grape King Bio Ltd.	18,000	113,243

Health Care — 1.0%
Bioteque Corp.	35,000	128,615

Information Technology — 8.3%
Elite Material Co. Ltd.	52,000	202,213
Inventec Corp.	236,000	176,955
King Yuan Electronics Co. Ltd.	178,000	164,266
Micro-Star International Co. Ltd.	59,000	137,301
Primax Electronics Ltd.	112,000	183,665
Vanguard International Semiconductor Corp.	94,000	179,005

Materials — 1.8%
China General Plastics Corp.	241,320	224,199
Total Taiwan		1,646,215

Brazil — 6.3%

Health Care — 3.5%
Fleury SA	13,100	177,004
Hypermarcas SA	13,700	126,908
Qualicorp SA	20,800	131,952

Industrials — 1.4%
Localiza Rent a Car SA	13,100	175,331

Real Estate — 1.4%
Iguatemi Empresa de Shopping Centers SA	16,800	176,393
Total Brazil		787,588

22

Touchstone Emerging Markets Small Cap Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 98.2% (Continued)

South Africa — 5.8%

Consumer Discretionary — 0.9%
Foschini Group Ltd. (The)	10,474	$120,610

Consumer Staples — 2.3%
AVI Ltd.	20,995	154,924
Clicks Group Ltd.	13,634	130,179

Financials — 1.3%
Capitec Bank Holdings Ltd.	2,886	163,840

Materials — 1.3%
Sappi Ltd.	23,629	160,500
Total South Africa		730,053

China — 5.1%

Industrials — 2.2%
Beijing Capital International Airport Co. Ltd. - Class H	96,000	114,911
Zhejiang Expressway Co. Ltd.- Class H	126,000	164,812

Information Technology — 1.4%
TravelSky Technology Ltd. - Class H	71,000	167,764

Real Estate — 1.5%
Guangzhou R&F Properties Co. Ltd. - Class H	121,600	189,973
Total China		637,460

Thailand — 3.9%

Financials — 1.3%
Krungthai Card PCL*	39,000	154,365

Information Technology — 0.8%
KCE Electronics PCL	33,800	102,799

Real Estate — 1.8%
Ananda Development PCL	750,900	108,769
Sansiri PCL	2,035,100	120,858
Total Thailand		486,791

Mexico — 3.1%

Consumer Discretionary — 1.2%
Alsea SAB de CV	44,800	149,674

Industrials — 1.9%
Grupo Aeroportuario del Sureste SAB de CV - Class B	7,840	135,827
Promotora y Operadora de Infraestructura SAB de CV*	9,755	105,323
Total Mexico		390,824

Hong Kong — 3.0%

Information Technology — 1.6%
BYD Electronic International Co. Ltd.	147,000	$204,266

Real Estate — 1.4%
Shenzhen Investment Ltd.	384,000	172,109
Total Hong Kong		376,375

Indonesia — 2.4%

Financials — 0.9%
Bank Tabungan Negara Persero Tbk PT	689,500	117,464

Health Care — 0.8%
Mitra Keluarga Karyasehat Tbk PT	471,600	93,432

Industrials — 0.7%
Waskita Karya Persero Tbk PT	500,600	89,017
Total Indonesia		299,913

Malaysia — 2.2%

Industrials — 2.2%
AirAsia Bhd	218,400	154,960
Westports Holdings Bhd	134,500	123,088
Total Malaysia		278,048

Philippines — 2.0%

Financials — 1.2%
Metro Pacific Investments Corp.	1,242,800	149,061

Industrials — 0.8%
Cebu Air, Inc.	58,530	109,536
Total Philippines		258,597

Poland — 1.9%

Financials — 1.1%
KRUK SA	2,309	140,088

Information Technology — 0.8%
Asseco Poland SA	7,542	103,268
Total Poland		243,356

Bermuda — 1.8%

Consumer Discretionary — 0.8%
SMI Holdings Group Ltd.†	1,096,000	104,466

Materials — 1.0%
Nine Dragons Paper Holdings Ltd.	117,000	125,873
Total Bermuda		230,339

Hungary — 1.7%

Health Care — 1.0%
Richter Gedeon Nyrt	5,560	126,277

23

Touchstone Emerging Markets Small Cap Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 98.2% (Continued)

Hungary — (Continued)

Telecommunication Services — 0.7%
Magyar Telekom Telecommunications PLC	55,432	$91,974
Total Hungary		218,251

United Kingdom — 1.7%

Health Care — 0.9%
NMC Health PLC	5,288	117,202

Materials — 0.8%
Evraz PLC*	35,012	94,883
Total United Kingdom		212,085

United States — 1.0%

Health Care — 1.0%
China Biologic Products, Inc.*	1,333	133,473

Luxembourg — 1.0%

Materials — 1.0%
Ternium SA ADR	4,642	121,249

Russia — 0.9%

Telecommunication Services — 0.9%
Sistema PJSC FC GDR	12,248	109,620
Total Common Stocks		$12,346,019

Exchange Traded Fund — 0.6%
iShares MSCI Emerging Markets Small-Cap ETF†	1,746	80,613

Short-Term Investment Funds — 2.8%
Dreyfus Government Cash
Management, Institutional Shares,
0.66%∞Ω	151,035	151,035
Invesco Government & Agency
Portfolio, Institutional Class,
0.61%**∞Ω	194,503	194,503
Total Short-Term Investment Funds		$345,538

Total Investment Securities —101.6%
(Cost $11,922,569)		$12,772,170

Liabilities in Excess of Other Assets — (1.6%)		(203,652)

Net Assets — 100.0%		$12,568,518

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2017 was $186,973.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2017.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

GDR - Global Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

24

Touchstone Emerging Markets Small Cap Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
South Korea	$961,694	$921,187	$—	$1,882,881
Cayman Islands	537,993	1,117,063	—	1,655,056
India	107,260	1,540,585	—	1,647,845
Taiwan	128,615	1,517,600	—	1,646,215
Brazil	787,588	—	—	787,588
South Africa	566,213	163,840	—	730,053
China	—	637,460	—	637,460
Thailand	—	486,791	—	486,791
Mexico	390,824	—	—	390,824
Hong Kong	—	376,375	—	376,375
Indonesia	93,432	206,481	—	299,913
Malaysia	278,048	—	—	278,048
Philippines	109,536	149,061	—	258,597
Poland	243,356	—	—	243,356
Bermuda	—	230,339	—	230,339
Hungary	91,974	126,277	—	218,251
United Kingdom	212,085	—	—	212,085
United States	133,473	—	—	133,473
Luxembourg	121,249	—	—	121,249
Russia	109,620	—	—	109,620
Exchange Traded Fund	80,613	—	—	80,613
Short-Term Investment Funds	345,538	—	—	345,538
Total	$5,299,111	$7,473,059	$—	$12,772,170

At March 31, 2017, equity securities valued at $126,277 and $1,472,414 were transferred from Level 1 to Level 2 and from Level 2 to Level 1, respectively. Transfers from Level 1 to Level 2 are due to movements of a designated U.S. market index, triggering a systematic valuation model provided by an independent third party, when required confidence levels are achieved to fair value the international equity securities. Transfers from Level 2 to Level 1 occur when there is no longer movement of the designated U.S. market index or required confidence levels were not reached in the systematic model.

See accompanying Notes to Financial Statements.

25

Portfolio of Investments

Touchstone High Yield Fund – March 31, 2017 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 98.9%

	Consumer Discretionary — 21.4%
$414,000	ACCO Brands Corp., 144a,
	5.250%, 12/15/24	$416,070
460,000	Albea Beauty Holdings SA
	(Luxembourg), 144a,
	8.375%, 11/1/19	480,700
367,000	AMC Entertainment Holdings, Inc.,
	5.750%, 6/15/25	376,175
667,000	AMC Entertainment Holdings, Inc.,
	144a, 5.875%, 11/15/26	674,504
592,000	AMC Networks, Inc., 5.000%, 4/1/24	592,000
277,000	American Builders & Contractors
	Supply Co., Inc., 144a,
	5.750%, 12/15/23	288,080
1,251,000	Avis Budget Car Rental LLC / Avis
	Budget Finance, Inc.,
	5.500%, 4/1/23†	1,208,779
985,000	Belo Corp., 7.250%, 9/15/27	1,044,100
339,000	Block Communications, Inc., 144a,
	6.875%, 2/15/25	359,340
655,000	Brinker International, Inc.,
	3.875%, 5/15/23	619,794
1,079,000	Brinker International, Inc., 144a,
	5.000%, 10/1/24	1,065,512
231,000	Brookfield Residential Properties, Inc.
	(Canada), 144a, 6.375%, 5/15/25	237,641
311,000	Brookfield Residential Properties, Inc. /
	Brookfield Residential US Corp.
	(Canada), 144a, 6.125%, 7/1/22	320,330
114,000	Brookfield Residential Properties, Inc.,
	(Canada), 144a, 6.500%, 12/15/20	117,848
527,000	Cable One, Inc., 144a, 5.750%, 6/15/22	548,080
905,000	Cablevision Systems Corp.,
	5.875%, 9/15/22	912,919
500,000	Cablevision Systems Corp.,
	8.000%, 4/15/20	553,750
620,000	CalAtlantic Group, Inc.,
	5.375%, 10/1/22	647,900
168,000	CalAtlantic Group, Inc.,
	5.875%, 11/15/24	176,400
625,000	Cardtronics, Inc., 5.125%, 8/1/22	632,812
791,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.750%, 1/15/24	822,640
797,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 144a, 5.125%, 5/1/27	800,985
1,091,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 144a, 5.750%, 2/15/26	1,145,550
1,085,000	Cimpress NV (Netherlands), 144a,
	7.000%, 4/1/22	1,122,975
623,000	Cogeco Communications, Inc.
	(Canada), 144a, 4.875%, 5/1/20	635,460
336,000	Dollar Tree, Inc., 5.750%, 3/1/23	357,840
243,000	GLP Capital LP / GLP Financing II, Inc.,
	5.375%, 11/1/23	257,580
1,375,000	GLP Capital LP / GLP Financing II, Inc.,
	5.375%, 4/15/26	1,419,688
798,000	Goodyear Tire & Rubber Co. (The),
	8.750%, 8/15/20	\ 941,640
796,000	Hanesbrands, Inc., 144a,
	4.625%, 5/15/24	785,055
789,000	Hilton Domestic Operating Co., Inc.,
	144a, 4.250%, 9/1/24	779,138
1,376,000	International Game Technology PLC
	(United Kingdom), 144a,
	6.250%, 2/15/22	1,468,880
594,000	JC Penney Corp., Inc., 144a,
	5.875%, 7/1/23	594,000
638,000	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC, 144a,
	5.000%, 6/1/24	651,558
262,000	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC, 144a,
	5.250%, 6/1/26	266,585
961,000	L Brands, Inc., 5.625%, 2/15/22	1,007,849
270,000	Lennar Corp., 4.125%, 1/15/22	271,941
332,000	Lennar Corp., 4.750%, 5/30/25	332,830
398,000	Lennar Corp., 4.875%, 12/15/23	406,955
305,000	Live Nation Entertainment, Inc., 144a,
	4.875%, 11/1/24	305,000
731,000	LSC Communications, Inc., 144a,
	8.750%, 10/15/23	751,102
601,000	M/I Homes, Inc., 6.750%, 1/15/21	629,211
1,427,000	MDC Partners, Inc. (Canada), 144a,
	6.500%, 5/1/24	1,361,001
510,000	Men's Wearhouse, Inc. (The),
	7.000%, 7/1/22	452,625
531,000	Meritage Homes Corp.,
	7.150%, 4/15/20	580,718
1,684,000	MGM Resorts International,
	6.000%, 3/15/23	1,818,720
747,000	NCL Corp. Ltd. (Bermuda), 144a,
	4.625%, 11/15/20	762,874
1,196,000	NCL Corp. Ltd. (Bermuda), 144a,
	4.750%, 12/15/21	1,213,940
400,000	Netflix, Inc., 5.750%, 3/1/24	427,480
708,000	Netflix, Inc., 5.875%, 2/15/25	761,100
546,000	New Home Co., Inc. (The), 144a,
	7.250%, 4/1/22	550,095
1,276,000	Penske Automotive Group, Inc.,
	5.375%, 12/1/24	1,279,190
586,000	Quad/Graphics, Inc., 7.000%, 5/1/22	586,000
700,000	Quebecor Media, Inc. (Canada),
	5.750%, 1/15/23	729,750
200,000	QVC, Inc., 5.125%, 7/2/22	209,945
571,000	Sabre GLBL, Inc., 144a,
	5.250%, 11/15/23	583,848
768,000	Sabre GLBL, Inc., 144a,
	5.375%, 4/15/23	785,280
528,000	Service Corp. International,
	5.375%, 5/15/24	549,305
485,000	Service Corp. International,
	8.000%, 11/15/21	565,025

26

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.9% (Continued)

	Consumer Discretionary — (Continued)
$896,000	ServiceMaster Co. LLC (The), 144a,
	5.125%, 11/15/24	$918,400
824,000	SFR Group SA (France), 144a,
	6.250%, 5/15/24	829,150
734,000	SFR Group SA (France), 144a,
	7.375%, 5/1/26	756,020
490,000	Sirius XM Radio, Inc., 144a,
	5.375%, 4/15/25	501,515
640,000	Sirius XM Radio, Inc., 144a,
	5.375%, 7/15/26	654,400
176,000	Sirius XM Radio, Inc., 144a,
	6.000%, 7/15/24	188,540
633,000	Sonic Automotive, Inc., 144a,
	6.125%, 3/15/27	633,791
383,000	Suburban Propane Partners
	LP/Suburban Energy Finance Corp.,
	5.875%, 3/1/27	377,255
188,000	TEGNA, Inc., 144a, 4.875%, 9/15/21	190,820
324,000	Toll Brothers Finance Corp.,
	4.875%, 11/15/25	326,430
773,000	Toll Brothers Finance Corp.,
	5.875%, 2/15/22	838,705
1,210,000	United Rentals North America, Inc.,
	4.625%, 7/15/23	1,246,300
317,000	United Rentals North America, Inc.,
	5.875%, 9/15/26	330,472
680,000	Videotron Ltd / Videotron Ltee
	(Canada), 144a, 5.125%, 4/15/27	685,100
514,000	Vista Outdoor, Inc., 5.875%, 10/1/23†	499,865
490,000	William Lyon Homes, Inc., 144a,
	5.875%, 1/31/25	493,675
295,000	ZF North America Capital, Inc., 144a,
	4.500%, 4/29/22	307,169
1,301,000	ZF North America Capital, Inc., 144a,
	4.750%, 4/29/25	1,346,535
		51,368,234

	Telecommunication Services — 14.7%
863,000	Altice Financing SA (Luxembourg),
	144a, 7.500%, 5/15/26	916,938
1,599,000	Altice Financing SA (Luxemburg),
	144a, 6.625%, 2/15/23	1,664,559
1,051,000	Altice US Finance I Corp., 144a,
	5.500%, 5/15/26	1,079,902
858,000	Anixter, Inc., 5.500%, 3/1/23	890,175
334,000	CenturyLink, Inc., 5.625%, 4/1/20	350,166
1,432,000	CenturyLink, Inc., 5.800%, 3/15/22	1,476,750
436,000	CenturyLink, Inc., 6.450%, 6/15/21	463,202
741,000	CommScope Technologies LLC, 144a,
	5.000%, 3/15/27	739,851
204,000	CommScope, Inc., 144a,
	5.500%, 6/15/24	210,950
801,000	CSC Holdings LLC, 5.250%, 6/1/24	797,996
1,485,000	CSC Holdings LLC, 144a,
	10.125%, 1/15/23	1,722,600
1,265,000	DISH DBS Corp., 5.125%, 5/1/20	1,318,762
514,000	DISH DBS Corp., 6.750%, 6/1/21	554,799
100,000	Frontier Communications Corp.,
	7.125%, 1/15/23	87,719
735,000	Frontier Communications Corp.,
	8.500%, 4/15/20	775,425
3,589,000	Frontier Communications Corp.,
	10.500%, 9/15/22	3,633,862
936,000	Gray Television, Inc., 144a,
	5.125%, 10/15/24	924,300
220,000	Hughes Satellite Systems Corp.,
	6.500%, 6/15/19	238,128
750,000	Intelsat Jackson Holdings SA
	(Luxembourg), 5.500%, 8/1/23	618,750
573,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.250%, 4/1/19†	546,499
688,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.250%, 10/15/20	626,940
550,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.500%, 4/1/21	494,312
594,000	Level 3 Financing, Inc.,
	5.250%, 3/15/26	596,970
84,000	LIN Television Corp., 5.875%, 11/15/22	86,940
257,000	Match Group, Inc., 6.375%, 6/1/24	278,041
925,000	Nexstar Broadcasting, Inc., 144a,
	6.125%, 2/15/22	962,000
527,000	Nexstar Escrow Corp., 144a,
	5.625%, 8/1/24	534,905
806,000	SFR Group SA (France), 144a,
	6.000%, 5/15/22	835,218
295,000	Sinclair Television Group, Inc., 144a,
	5.625%, 8/1/24	298,688
386,000	SoftBank Group Corp. (Japan), 144a,
	4.500%, 4/15/20	397,098
505,000	Sprint Capital Corp., 6.875%, 11/15/28	533,406
727,000	Sprint Communications, Inc.,
	6.000%, 11/15/22	743,358
2,918,000	Sprint Corp., 7.125%, 6/15/24	3,114,965
223,000	Sprint Corp., 7.625%, 2/15/25†	243,628
303,000	T-Mobile USA, Inc., 6.000%, 3/1/23	323,543
629,000	T-Mobile USA, Inc., 6.000%, 4/15/24	670,671
663,000	T-Mobile USA, Inc., 6.125%, 1/15/22	700,294
1,025,000	T-Mobile USA, Inc., 6.625%, 4/1/23	1,093,860
163,000	Univision Communications, Inc., 144a,
	5.125%, 5/15/23	160,962
632,000	Univision Communications, Inc., 144a,
	5.125%, 2/15/25	621,730
418,000	Univision Communications, Inc., 144a,
	6.750%, 9/15/22	438,478
899,000	UPCB Finance IV Ltd. (Cayman Islands),
	144a, 5.375%, 1/15/25	904,619
1,180,000	ViaSat, Inc., 6.875%, 6/15/20	1,206,550
391,000	Videotron Ltd. (Canada),
	5.000%, 7/15/22	408,106
		35,286,615

27

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.9% (Continued)

	Energy — 14.4%
$1,084,000	Blue Racer Midstream LLC / Blue Racer
	Finance Corp., 144a,
	6.125%, 11/15/22	$1,097,550
1,137,000	Cheniere Corpus Christi Holdings LLC,
	144a, 7.000%, 6/30/24	1,252,121
1,015,000	Continental Resources, Inc.,
	4.500%, 4/15/23	987,717
648,000	Exterran Energy Solutions LP / EES
	Finance Corp., 144a, 8.125%, 5/1/25	660,960
682,000	FTS International, Inc., 144a,
	8.631%, 6/15/20(A)	691,378
1,439,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 5.750%, 2/15/21	1,456,988
251,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 6.000%, 5/15/23	252,255
1,243,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 6.750%, 8/1/22	1,281,533
359,000	Gibson Energy, Inc. (Canada), 144a,
	6.750%, 7/15/21	375,155
1,575,000	Gulfport Energy Corp., 144a,
	6.375%, 5/15/25	1,547,438
574,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 5.000%, 12/1/24	538,125
703,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 5.750%, 10/1/25	678,395
158,000	Holly Energy Partners LP / Holly
	Energy Finance Corp., 144a,
	6.000%, 8/1/24	165,505
560,000	HollyFrontier Corp., 5.875%, 4/1/26	594,562
647,000	MEG Energy Corp. (Canada), 144a,
	6.375%, 1/30/23	578,256
609,000	Newfield Exploration Co.,
	5.625%, 7/1/24	641,734
681,000	NuStar Logistics LP, 4.800%, 9/1/20	689,104
179,000	Parsley Energy LLC / Parsley Finance
	Corp., 144a, 5.250%, 8/15/25	180,790
590,000	PDC Energy, Inc., 144a,
	6.125%, 9/15/24	604,750
699,000	Peabody Securities Finance Corp.,
	144a, 6.000%, 3/31/22	695,068
714,000	Peabody Securities Finance Corp.,
	144a, 6.375%, 3/31/25	710,430
868,000	Precision Drilling Corp. (Canada),
	5.250%, 11/15/24	822,430
484,000	Precision Drilling Corp. (Canada),
	6.500%, 12/15/21	482,896
41,000	Precision Drilling Corp. (Canada), 144a,
	7.750%, 12/15/23	43,152
626,000	QEP Resources, Inc., 5.375%, 10/1/22	616,610
743,000	QEP Resources, Inc., 6.800%, 3/1/20	777,921
1,278,000	Range Resources Corp., 144a,
	5.000%, 8/15/22	1,265,220
563,000	Range Resources Corp., 144a,
	5.750%, 6/1/21	577,075
564,000	Rose Rock Midstream LP / Rose Rock
	Finance Corp., 5.625%, 7/15/22	557,305
996,000	Rose Rock Midstream LP / Rose Rock
	Finance Corp., 5.625%, 11/15/23	976,080
1,467,000	Sabine Pass Liquefaction LLC, 144a,
	5.000%, 3/15/27	1,533,509
730,000	SemGroup Corp., 144a,
	6.375%, 3/15/25	717,225
721,000	SESI LLC, 7.125%, 12/15/21	730,012
2,035,000	Southwestern Energy Co.,
	4.100%, 3/15/22	1,902,725
444,000	Southwestern Energy Co.,
	5.800%, 1/23/20	448,162
1,028,000	Summit Midstream Holdings LLC /
	Summit Midstream Finance Corp.,
	5.750%, 4/15/25	1,022,860
338,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	6.375%, 8/1/22	348,562
472,000	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp., 5.875%, 10/1/20	484,980
281,000	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp., 6.250%, 10/15/22	296,806
1,141,000	Transocean Phoenix 2 Ltd. (Cayman
	Islands), 144a, 7.750%, 10/15/24	1,226,575
711,000	Tullow Oil PLC (United Kingdom),
	144a, 6.000%, 11/1/20	687,892
433,000	Tullow Oil PLC (United Kingdom),
	144a, 6.250%, 4/15/22	404,855
2,492,000	Unit Corp., 6.625%, 5/15/21	2,454,620
556,000	Weatherford International Ltd
	(Bermuda), 6.500%, 8/1/36†	525,420
		34,582,706

	Health Care — 9.4%
627,000	Acadia Healthcare Co., Inc.,
	5.625%, 2/15/23	649,334
475,000	Acadia Healthcare Co., Inc.,
	6.500%, 3/1/24	499,938
1,013,000	Centene Corp., 4.750%, 1/15/25	1,018,703
1,003,000	CHS / Community Health Systems,
	Inc., 7.125%, 7/15/20†	918,999
1,412,000	CHS/Community Health Systems, Inc.,
	6.250%, 3/31/23	1,436,710
200,000	CHS/Community Health Systems, Inc.,
	8.000%, 11/15/19†	196,250
638,000	Envision Healthcare Corp.,
	5.625%, 7/15/22	653,950
206,000	Envision Healthcare Corp., 144a,
	5.125%, 7/1/22	209,669
520,000	Envision Healthcare Corp., 144a,
	6.250%, 12/1/24	546,000
876,000	Grifols Worldwide Operations Ltd.
	(Ireland), 5.250%, 4/1/22	909,288
1,362,000	HCA, Inc., 5.375%, 2/1/25	1,419,885
487,000	HCA, Inc., 5.875%, 3/15/22	535,700
554,000	HCA, Inc., 5.875%, 5/1/23	598,320
2,080,000	HCA, Inc., 5.875%, 2/15/26	2,194,400
1,226,000	HealthSouth Corp., 5.750%, 11/1/24	1,235,195

28

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.9% (Continued)

	Health Care — (Continued)
$545,000	Kindred Healthcare, Inc.,
	8.750%, 1/15/23†	$546,362
504,000	LifePoint Health, Inc., 5.500%, 12/1/21	522,900
98,000	LifePoint Health, Inc., 144a,
	5.375%, 5/1/24	99,666
1,145,000	Mallinckrodt International Finance SA
	/ Mallinckrodt CB LLC
	(Luxembourg), 144a,
	5.500%, 4/15/25	1,053,400
890,000	Select Medical Corp., 6.375%, 6/1/21	898,900
134,000	Teleflex, Inc., 4.875%, 6/1/26	134,670
223,000	Tenet Healthcare Corp.,
	4.500%, 4/1/21	223,000
750,000	Tenet Healthcare Corp.,
	4.750%, 6/1/20	766,275
2,211,000	Tenet Healthcare Corp.,
	6.000%, 10/1/20	2,338,132
320,000	Tenet Healthcare Corp., 144a,
	7.500%, 1/1/22	345,600
551,000	Universal Hospital Services, Inc.,
	7.625%, 8/15/20	548,245
19,000	Valeant Pharmaceuticals
	International., 144a,
	6.375%, 10/15/20	17,195
101,000	Valeant Pharmaceuticals
	International., 144a,
	6.750%, 8/15/21	87,112
829,000	Valeant Pharmaceuticals International,
	Inc. (Canada), 144a, 5.500%, 3/1/23	638,330
398,000	Valeant Pharmaceuticals International,
	Inc. (Canada), 144a, 5.875%, 5/15/23	308,948
931,000	Valeant Pharmaceuticals International,
	Inc. (Canada), 144a, 6.125%, 4/15/25	716,870
296,000	Valeant Pharmaceuticals International,
	Inc. (Canada), 144a, 6.750%, 8/15/18	296,370
		22,564,316

	Financials — 6.9%
750,000	Aircastle Ltd. (Bermuda),
	5.500%, 2/15/22	804,375
458,000	Ally Financial, Inc., 8.000%, 3/15/20	514,105
926,000	Ally Financial, Inc., 8.000%, 11/1/31	1,099,625
1,378,000	Bank of America Corp., 6.100%(A)(B)	1,459,991
946,000	CIT Group, Inc., 5.000%, 8/15/22	990,339
1,158,000	Citigroup, Inc., 6.125%(A)(B)	1,221,690
263,000	Credit Acceptance Corp.,
	6.125%, 2/15/21	262,342
776,000	Credit Acceptance Corp.,
	7.375%, 3/15/23	779,880
578,000	Dana Financing Luxembourg SARL
	(Luxembourg), 144a,
	5.750%, 4/15/25	583,058
1,333,000	FirstCash, Inc., 6.750%, 4/1/21	1,389,652
1,215,000	Goldman Sachs Group, Inc. (The),
	5.375%(A)(B)	1,242,338
1,264,000	JPMorgan Chase & Co., 5.300%(A)(B)	1,309,820
1,251,000	MetLife, Inc., 5.250%(A)(B)	1,290,510
597,000	Navient Corp., 5.000%, 10/26/20	595,508
551,000	Navient Corp. MTN, 8.450%, 6/15/18	586,815
1,004,000	OneMain Financial Holdings LLC,
	144a, 7.250%, 12/15/21	1,051,690
1,460,000	Quicken Loans, Inc., 144a,
	5.750%, 5/1/25	1,434,450
		16,616,188

	Materials — 6.6%
695,000	Alcoa Nederland Holding BV
	(Netherlands), 144a,
	6.750%, 9/30/24	745,388
494,000	Alcoa Nederland Holding BV
	(Netherlands), 144a,
	7.000%, 9/30/26	538,460
931,000	Anglo American Capital PLC (United
	Kingdom), 144a, 4.125%, 9/27/22	940,310
585,000	ArcelorMittal (Luxembourg),
	6.000%, 8/5/20	630,338
89,000	ArcelorMittal (Luxembourg),
	6.250%, 3/1/21	96,120
460,000	ArcelorMittal (Luxembourg),
	7.000%, 2/25/22	523,195
869,000	Blue Cube Spinco, Inc.,
	9.750%, 10/15/23	1,040,628
30,000	Cascades, Inc. (Canada), 144a,
	5.500%, 7/15/22	29,925
864,000	Cascades, Inc. (Canada), 144a,
	5.750%, 7/15/23	864,000
1,346,000	CF Industries, Inc., 3.450%, 6/1/23	1,271,970
1,041,000	CVR Partners LP / CVR Nitrogen
	Finance Corp., 144a,
	9.250%, 6/15/23	1,068,326
134,000	FMG Resources August 2006 Pty Ltd.
	(Australia), 144a, 9.750%, 3/1/22	153,598
1,812,000	Freeport-McMoRan, Inc., 144a,
	6.750%, 2/1/22	1,857,300
818,000	Hudbay Minerals, Inc. (Canada), 144a,
	7.250%, 1/15/23	867,080
111,000	Kaiser Aluminum Corp.,
	5.875%, 5/15/24	115,683
551,000	Kraton Polymers LLC / Kraton
	Polymers Capital Corp., 144a,
	7.000%, 4/15/25	558,576
782,000	Lundin Mining Corp. (Canada), 144a,
	7.500%, 11/1/20	826,965
365,000	Lundin Mining Corp. (Canada), 144a,
	7.875%, 11/1/22	399,219
836,000	NOVA Chemicals Corp. (Canada), 144a,
	5.250%, 8/1/23	854,810
967,000	PolyOne Corp., 5.250%, 3/15/23	974,252
476,000	Scotts Miracle-Gro Co. (The), 144a,
	5.250%, 12/15/26	481,950
417,000	Steel Dynamics, Inc., 5.125%, 10/1/21	430,031
249,000	Steel Dynamics, Inc., 5.250%, 4/15/23	258,338

29

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.9% (Continued)

	Materials — (Continued)
$401,000	Steel Dynamics, Inc., 144a,
	5.000%, 12/15/26	$406,012
		15,932,474

	Information Technology — 6.5%
385,000	CDW LLC / CDW Finance Corp.,
	5.000%, 9/1/23	389,331
924,000	CDW LLC / CDW Finance Corp.,
	5.500%, 12/1/24	967,890
554,000	Diamond 1 Finance Corp. / Diamond
	2 Finance Corp., 144a,
	5.450%, 6/15/23	597,773
148,000	Diamond 1 Finance Corp. / Diamond
	2 Finance Corp., 144a,
	5.875%, 6/15/21	155,597
1,517,000	Diamond 1 Finance Corp. / Diamond
	2 Finance Corp., 144a,
	7.125%, 6/15/24	1,677,012
1,016,000	Diebold Nixdorf, Inc., 8.500%, 4/15/24	1,122,680
711,000	EMC Corp., 3.375%, 6/1/23†	679,123
1,522,000	First Data Corp., 144a, 5.000%, 1/15/24	1,548,635
578,000	First Data Corp., 144a, 5.375%, 8/15/23	601,842
336,000	First Data Corp., 144a, 7.000%, 12/1/23	360,360
646,000	NCR Corp., 4.625%, 2/15/21	660,606
1,006,000	NCR Corp., 5.875%, 12/15/21	1,048,755
312,000	NXP BV / NXP Funding LLC
	(Netherlands), 144a, 4.125%, 6/1/21	323,700
503,000	NXP BV / NXP Funding LLC
	(Netherlands), 144a, 4.625%, 6/1/23	532,551
1,051,000	Open Text Corp. (Canada), 144a,
	5.875%, 6/1/26	1,100,922
238,000	Quintiles IMS, Inc., 144a,
	4.875%, 5/15/23	241,272
575,000	Quintiles IMS, Inc., 144a,
	5.000%, 10/15/26	577,156
690,000	Sensata Technologies BV
	(Netherlands), 144a,
	5.000%, 10/1/25	695,175
338,000	Symantec Corp., 144a,
	5.000%, 4/15/25	346,595
823,000	Western Digital Corp., 10.500%, 4/1/24	970,111
276,000	Western Digital Corp., 144a,
	7.375%, 4/1/23	302,565
588,000	Zayo Group LLC / Zayo Capital, Inc.,
	6.000%, 4/1/23	621,075
		15,520,726

	Industrials — 6.2%
1,080,000	AECOM Global II LLC / URS Fox US LP,
	5.000%, 4/1/22	1,088,100
139,000	Allegion PLC (Ireland),
	5.875%, 9/15/23	148,382
325,000	Allegion US Holding Co., Inc.,
	5.750%, 10/1/21	339,219
1,308,896	American Airlines 2013-2 Class B Pass
	Through Trust, 144a,
	5.600%, 7/15/20	1,353,072
826,000	Amsted Industries, Inc., 144a,
	5.000%, 3/15/22	830,130
467,000	Amsted Industries, Inc., 144a,
	5.375%, 9/15/24	468,168
504,000	Arconic, Inc., 5.125%, 10/1/24	520,632
370,000	Arconic, Inc., 5.870%, 2/23/22	399,341
540,000	Bombardier, Inc. (Canada), 144a,
	7.500%, 3/15/25	553,500
60,000	Clean Harbors, Inc., 5.125%, 6/1/21	61,260
1,343,000	CNH Industrial NV (Netherlands),
	4.500%, 8/15/23	1,361,466
402,000	Eagle Materials, Inc., 4.500%, 8/1/26	399,990
505,000	Graphic Packaging International, Inc.,
	4.125%, 8/15/24	500,581
99,000	Huntington Ingalls Industries, Inc.,
	144a, 5.000%, 11/15/25	103,455
952,000	JB Poindexter & Co., Inc., 144a,
	9.000%, 4/1/22	997,220
965,000	KLX, Inc., 144a, 5.875%, 12/1/22	995,156
329,000	Koppers, Inc., 144a, 6.000%, 2/15/25	339,692
700,000	Louisiana-Pacific Corp.,
	4.875%, 9/15/24	703,500
121,000	Moog, Inc., 144a, 5.250%, 12/1/22	124,025
731,000	Multi-Color Corp., 144a,
	6.125%, 12/1/22	762,068
1,074,000	Orbital ATK, Inc., 5.250%, 10/1/21	1,110,248
256,000	Owens-Brockway Glass Container, Inc.,
	144a, 5.875%, 8/15/23	270,880
365,000	Standard Industries, Inc., 144a,
	5.375%, 11/15/24	369,789
743,000	Tenneco, Inc., 5.000%, 7/15/26	727,672
313,891	United Airlines 2014-2 Class B Pass
	Through Trust, 4.625%, 9/3/22	320,954
		14,848,500

	Consumer Staples — 4.7%
594,000	AdvancePierre Foods Holdings, Inc.,
	144a, 5.500%, 12/15/24	600,683
1,878,000	Albertsons Cos. LLC / Safeway, Inc. /
	New Albertson's, Inc. / Albertson's
	LLC, 144a, 5.750%, 3/15/25	1,821,660
212,000	B&G Foods, Inc., 5.250%, 4/1/25	213,855
201,000	Barry Callebaut Services NV (Belgium),
	144a, 5.500%, 6/15/23	215,655
685,000	Cardtronics, Inc. / Cardtronics USA,
	144a, 5.500%, 5/1/25	692,706
587,000	Cott Beverages, Inc., 5.375%, 7/1/22	598,740
713,000	Cott Holdings, Inc., 144a,
	5.500%, 4/1/25	725,691
698,000	IHS Markit Ltd. (Bermuda), 144a,
	5.000%, 11/1/22	731,155
775,000	Ingles Markets, Inc., 5.750%, 6/15/23	780,812
243,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 5.750%, 6/15/25	245,430

30

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.9% (Continued)

	Consumer Staples — (Continued)
$684,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 5.875%, 7/15/24	$704,520
298,000	JBS USA LUX SA / JBS USA Finance,
	Inc., 144a, 7.250%, 6/1/21	306,195
1,296,000	Post Holdings, Inc., 144a,
	5.000%, 8/15/26	1,240,920
562,000	Post Holdings, Inc., 144a,
	5.500%, 3/1/25	564,810
268,000	Post Holdings, Inc., 144a,
	7.750%, 3/15/24	295,526
1,070,000	TreeHouse Foods, Inc., 144a,
	6.000%, 2/15/24	1,120,825
367,000	US Foods, Inc., 144a, 5.875%, 6/15/24	380,762
		11,239,945

	Utilities — 4.1%
604,000	AES Corp., 4.875%, 5/15/23	600,980
452,000	AES Corp., 5.500%, 3/15/24	458,780
161,000	AES Corp., 7.375%, 7/1/21	181,930
699,000	DPL, Inc., 7.250%, 10/15/21	745,274
356,000	Dynegy, Inc., 6.750%, 11/1/19	365,790
61,000	Dynegy, Inc., 7.375%, 11/1/22	60,390
356,000	Dynegy, Inc., 7.625%, 11/1/24†	339,980
404,000	Dynegy, Inc., 144a, 8.000%, 1/15/25	386,830
500,000	GenOn Energy, Inc., 7.875%, 6/15/17	346,250
541,000	GenOn Energy, Inc., 9.500%, 10/15/18	355,708
1,698,000	InterGen NV (Netherlands), 144a,
	7.000%, 6/30/23	1,519,710
950,000	NGL Energy Partners LP / NGL Energy
	Finance Corp., 6.875%, 10/15/21	966,625
654,000	NGL Energy Partners LP / NGL Energy
	Finance Corp., 144a, 6.125%, 3/1/25	634,380
869,000	NGL Energy Partners LP / NGL Energy
	Finance Corp., 144a,
	7.500%, 11/1/23	897,242
870,000	NRG Energy, Inc., 6.250%, 7/15/22	889,575
1,105,000	NRG Energy, Inc., 144a,
	6.625%, 1/15/27	1,102,238
		9,851,682

	Real Estate — 4.0%
1,908,000	Care Capital Properties LP. REIT,
	5.125%, 8/15/26	1,887,382
135,000	CoreCivic, Inc., 4.125%, 4/1/20	137,700
123,000	CoreCivic, Inc., 4.625%, 5/1/23	122,846
562,000	CoreCivic, Inc., 5.000%, 10/15/22	580,265
1,318,000	CTR Partnership LP / CareTrust Capital
	Corp., REIT, 5.875%, 6/1/21	1,350,950
277,000	CyrusOne LP / CyrusOne Finance
	Corp., 144a, 5.000%, 3/15/24	284,618
277,000	CyrusOne LP / CyrusOne Finance
	Corp., 144a, 5.375%, 3/15/27	279,770
1,108,000	Equinix, Inc. REIT, 5.375%, 4/1/23	1,153,705
263,000	Equinix, Inc. REIT, 5.375%, 5/15/27	271,548
1,028,000	ESH Hospitality, Inc. REIT, 144a,
	5.250%, 5/1/25	1,036,347
110,000	GEO Group, Inc. (The) REIT,
	5.125%, 4/1/23	109,175
72,000	GEO Group, Inc. (The) REIT,
	5.875%, 10/15/24	73,620
523,000	MGM Growth Properties Operating
	Partnership LP / MGP Finance
	Co-Issuer, Inc. REIT, 5.625%, 5/1/24	551,765
375,000	MPT Operating Partnership LP / MPT
	Finance Corp. REIT, 6.375%, 2/15/22	387,656
1,218,000	VEREIT Operating Partnership LP REIT,
	4.600%, 2/6/24	1,254,540
		9,481,887
	Total Corporate Bonds	$237,293,273

Shares

	Short-Term Investment Funds — 3.5%
2,076,581	Dreyfus Government Cash
	Management, Institutional Shares,
	0.66%∞Ω	2,076,581
6,407,260	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.61%**∞Ω	6,407,260
	Total Short-Term Investment Funds	$8,483,841

	Total Investment Securities —102.4%
	(Cost $242,270,036)	245,777,114

	Liabilities in Excess of
	Other Assets — (2.4%)	(5,712,779)

	Net Assets — 100.0%	$240,064,335

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2017.

(B)	Perpetual Bond - A Bond with no definite maturity date.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2017 was $5,647,436.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2017.

Portfolio Abbreviations:

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

31

Touchstone High Yield Fund (Unaudited) (Continued)

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities were valued at $105,217,028 or 43.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$237,293,273	$—	$237,293,273
Short-Term Investment Funds	8,483,841	—	—	8,483,841
Total	$8,483,841	$237,293,273	$—	$245,777,114

See accompanying Notes to Financial Statements.

32

Portfolio of Investments
Touchstone Merger Arbitrage Fund – March 31, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 66.0%

Financials — 18.5%
Avista Healthcare Public Acquisition Corp.*	222	$2,282
Avista Healthcare Public Acquisition Corp. - Class A*	175,518	1,746,404
Boulevard Acquisition Corp. II*	141,057	1,413,391
Boulevard Acquisition Corp. II*	37,587	390,905
Capitol Acquisition Corp. III*	75,697	798,603
Capitol Acquisition Corp. III*	26,115	301,628
Cardinal Financial Corp.††	156,046	4,672,017
Cascade Bancorp*	41,329	318,647
CF Corp. - Class A*	117,273	1,173,903
Delta Lloyd NV (Netherlands) - Class A*	600,000	3,419,317
Double Eagle Acquisition Corp. - Class A*	58,980	589,800
Easterly Acquisition Corp.*	183,182	1,831,820
Easterly Acquisition Corp.*	2,404	24,280
FinTech Acquisition Corp. II*	79,280	813,413
FinTech Acquisition Corp. II*	20,399	200,930
Gores Holdings II, Inc.*	153,608	1,580,626
GP Investments Acquisition Corp.	173,570	1,728,757
GTY Technology Holdings, Inc.*	7,364	74,376
GTY Technology Holdings, Inc. - Class A*	160,714	1,658,569
Harmony Merger Corp.*	46,744	477,256
Heritage Oaks Bancorp	13,594	181,480
Kayne Anderson Acquisition Corp.*	144,400	1,446,888
Landcadia Holdings, Inc.*	79,702	794,629
M III Acquisition Corp.*	156,000	1,566,240
M III Acquisition Corp.*	8,000	78,400
Matlin and Partners Acquisition Corp.*	160,000	1,603,200
PrivateBancorp, Inc.††	99,140	5,885,942
Quinpario Acquisition Corp. 2*	54,374	541,565
Saban Capital Acquisition Corp. (Cayman Islands)*	51,976	548,867
Silver Run Acquisition Corp. II*	121,207	1,265,401
		37,129,536

Information Technology — 9.2%
Brocade Communications
Systems, Inc.††	390,880	4,878,182
Dell Technologies, Inc. - Class V*	37,805	2,422,544
DH Corp. (Canada)	110,000	2,087,754
GigPeak, Inc.*	1,390,600	4,283,048
Nimble Storage, Inc.*	272,947	3,411,838
Ultratech, Inc.*	26,270	778,117
VMware, Inc. - Class A*	6,400	589,696
		18,451,179

Consumer Staples — 8.4%
Mead Johnson Nutrition Co.††	45,360	4,040,669
Reynolds American, Inc.††	73,300	4,619,366
Rite Aid Corp.*	525,002	2,231,259
WhiteWave Foods Co. (The)*††	107,840	6,055,216
		16,946,510

Health Care — 8.4%
Actelion Ltd. (Switzerland)*	21,531	6,066,039
Alere, Inc.*††	86,860	3,450,948
Universal American Corp. NY*††	316,940	3,159,892
VCA, Inc.*††	44,820	4,101,030
		16,777,909

Energy — 6.8%
Alon USA Energy, Inc.	204,134	2,488,393
Ithaca Energy, Inc. (Canada)*	1,639,561	2,379,481
Seventy Seven Energy, Inc.*	112,772	4,818,748
Western Refining, Inc.	111,960	3,926,437
		13,613,059

Consumer Discretionary — 5.1%
CST Brands, Inc.††	104,675	5,033,821
Isle of Capri Casinos, Inc.*	77,795	2,050,676
Lennar Corp. - Class A	12,900	660,351
Lennar Corp. - Class B	30,557	1,277,283
Lions Gate Entertainment Corp., Class B (Canada)*	14,142	344,782
Twenty-First Century Fox, Inc., Class B	29,000	921,620
		10,288,533

Materials — 3.3%
Exeter Resource Corp.*	635,810	1,099,951
Headwaters, Inc.*††	192,957	4,530,630
Multi Packaging Solutions International Ltd.*	55,453	995,381
		6,625,962

Industrials — 2.2%
B/E Aerospace, Inc.	56,730	3,636,960
TRC Cos. Inc.*	39,558	690,287
		4,327,247

Real Estate — 2.1%
Silver Bay Realty Trust Corp. REIT	198,371	4,259,025

Telecommunication Services — 2.0%
Level 3 Communications, Inc.*††	71,080	4,067,198
Total Common Stocks		$132,486,158

Principal
Amount

	Corporate Bonds — 22.1%

	Consumer Discretionary — 7.6%
$875,000	Cablevision Systems Corp.,
	8.625%, 9/15/17	899,063
1,750,000	Downstream Development Authority
	of Quapaw Tribe of Oklahoma,
	144a, 10.500%, 7/1/19	1,706,250
500,000	General Motors Financial Co., Inc.,
	4.750%, 8/15/17	505,434
1,125,000	HD Supply, Inc., 144a,
	5.250%, 12/15/21	1,182,656
450,000	JC Penney Corp., Inc., 7.950%, 4/1/17	450,000
1,000,000	Lennar Corp., 12.250%, 6/1/17	1,015,000
855,000	LIN Television Corp., 5.875%, 11/15/22	884,925

33

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 22.1% (Continued)

	Consumer Discretionary — (Continued)
$3,500,000	Time Warner Cable, LLC,
	5.850%, 5/1/17	$3,510,749
3,500,000	Walgreens Boots Alliance, Inc.,
	1.750%, 5/30/18	3,504,260
1,500,000	WCI Communities, Inc. / Lennar Corp.,
	6.875%, 8/15/21	1,578,000
		15,236,337

	Financials — 6.5%
4,000,000	Ally Financial, Inc., 3.600%, 5/21/18	4,050,000
1,000,000	Banco Bilbao Vizcaya Argentaria SA
	(Spain), 9.000%(A)(B)	1,048,050
1,000,000	Bank of America NA,
	1.431%, 6/15/17(A)	1,000,158
1,000,000	Cooperatieve Rabobank UA
	(Netherlands), 11.000%(A)(B)	1,167,500
500,000	Corestates Capital III, 144a,
	1.609%, 2/15/27(A)	455,000
698,000	JPMorgan Chase Capital XIII,
	2.102%, 9/30/34(A)	626,455
500,000	JPMorgan Chase Capital XXIII,
	2.039%, 5/15/47(A)	431,875
875,000	Manufacturers & Traders Trust Co.,
	1.695%, 12/1/21(A)	860,099
500,000	NB Capital Trust III, 1.572%, 1/15/27(A)	450,000
3,000,000	ZFS Finance USA Trust V, 144a,
	6.500%, 5/9/37(A)	2,996,250
		13,085,387

	Materials — 3.0%
1,000,000	Domtar Corp., 10.750%, 6/1/17	1,011,374
4,000,000	Glencore Canada Corp. (Canada),
	5.500%, 6/15/17	4,029,240
1,000,000	Monsanto Co., 1.850%, 11/15/18	998,615
		6,039,229

	Information Technology — 2.0%
4,050,000	EMC Corp., 1.875%, 6/1/18	4,011,084

	Consumer Staples — 1.5%
850,000	Black Knight InfoServ LLC / Black
	Knight Lending Solutions, Inc.,
	5.750%, 4/15/23	890,359
1,000,000	Dole Food Co., Inc., 144a,
	7.250%, 5/1/19	1,018,750
1,150,000	Mondelez International Holdings
	Netherlands BV (Netherlands), 144a,
	1.649%, 10/28/19(A)	1,154,754
		3,063,863

	Industrials — 0.8%
1,100,000	Martin Marietta Materials, Inc.,
	2.252%, 6/30/17(A)	1,101,802
500,000	SBA Tower Trust, 144a,
	2.933%, 12/11/17	500,247
		1,602,049

	Telecommunication Services — 0.5%
1,000,000	Clearwire Communications LLC /
	Clearwire Finance, Inc., 144a,
	8.250%, 12/1/40	1,033,750

	Energy — 0.2%
260,000	El Paso Natural Gas Co. LLC,
	5.950%, 4/15/17	260,306
	Total Corporate Bonds	$44,332,005

	Commercial Mortgage-Backed Securities — 2.0%
2,750,000	CFCRE Mortgage Trust, Ser 2015-RUM,
	Class C, 144a, 3.662%, 7/15/30(A)	2,710,864
1,320,000	GSCCRE Commercial Mortgage Trust,
	Ser 2015-HULA, Class C, 144a,
	3.662%, 8/15/32(A)	1,327,570
	Total Commercial
	Mortgage-Backed Securities	$4,038,434

	Shares

Exchange Traded Funds — 1.8%
Consumer Discretionary Select Sector SPDR Fund	113	9,938
Financial Select Sector SPDR Fund	3,418	81,109
Health Care Select Sector SPDR Fund	252	18,739
Real Estate Select Sector SPDR Fund	504	15,926
SPDR S&P 500 ETF Trust	14,100	3,323,934
Technology Select Sector SPDR Fund	2,158	115,043
Utilities Select Sector SPDR Fund	287	14,726
Total Exchange Traded Funds		$3,579,415

Preferred Stocks — 2.7%

Financials — 1.5%
US Bancorp 6.00%	117,288	$2,932,200

Real Estate — 0.7%
Public Storage REIT 5.90%	59,559	1,500,291

Utilities — 0.5%
MDU Resources Group, Inc. 4.50%	7,298	760,816
MDU Resources Group, Inc. 4.70%	1,790	182,133
Total Preferred Stocks		$5,375,440

Number
of
Rights

Rights — 0.1%
Media General, Inc. Expiration 1/19/18,
Strike Price $10.00*	208,090	312,135

34

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

	Number
	of	Market
	Contracts	Value

Purchased Options — 0.0%

Purchased Call Options — 0.0%
Humana Inc., Strike @ 220.00, Exp 4/17	91	$1,365
Humana Inc., Strike @ 245.00, Exp 4/17	25	—
Humana Inc., Strike @ 250.00, Exp 4/17	60	—
Humana Inc.,
Strike @ 210.00, Exp 4/17	25	6,875
		$8,240

Purchased Put Options — 0.0%
SPDR S&P 500 ETF Trust., Strike @ 235.00,
Exp 03/17	135	135
SPDR S&P 500 ETF Trust., Strike @ 236.00,
Exp 04/17	161	39,928
SPDR S&P 500 ETF Trust., Strike @ 236.00,
Exp 04/17	108	9,288
		$49,351
Total Purchased Options
(Proceeds $228,069)		$57,591

	Shares

Short-Term Investment Fund — 22.7%
Dreyfus Government Cash
Management, Institutional Shares,
0.66%∞Ω	45,546,649	45,546,649

Total Long Positions
(Cost $235,203,812)		$235,727,827
Securities Sold Short — (22.7%)

Common Stocks — (17.8%)

Energy — (5.4%)
Delek US Holdings, Inc.	(102,895)	(2,497,262)
Patterson-UTI Energy, Inc.	(199,892)	(4,851,379)
Tesoro Corp.	(43,834)	(3,553,184)
		(10,901,825)

Financials — (4.1%)
Canadian Imperial Bank of Commerce (Canada)	(36,257)	(3,125,716)
First Interstate BancSystem, Inc., Class A	(6,191)	(245,473)
Pacific Premier Bancorp, Inc.*	(4,718)	(181,879)
United Bankshares, Inc.	(110,869)	(4,684,215)
		(8,237,283)

Consumer Discretionary — (2.3%)
Eldorado Resorts, Inc.*	(53,447)	(1,011,483)
Lennar Corp. - Class A	(43,457)	(2,224,564)
Lions Gate Entertainment Corp., Class A (Canada)	(14,142)	(375,612)
Twenty-First Century Fox, Inc.- Class A	(29,000)	(939,310)
		(4,550,969)

Information Technology — (2.1%)
Veeco Instruments, Inc.*	(7,030)	(209,846)
VMware, Inc. - Class A*	(44,205)	(4,073,049)
		(4,282,895)

Consumer Staples — (1.3%)
British American Tobacco PLC, ADR	(38,554)	(2,556,901)

Telecommunication Services — (1.2%)
CenturyLink, Inc.	(101,550)	(2,393,534)

Industrials — (0.8%)
Rockwell Collins, Inc.	(17,594)	(1,709,433)

Materials — (0.6%)
Goldcorp, Inc.	(76,298)	(1,113,188)
Total Common Stocks		$(35,746,028)

Exchange Traded Funds — (4.9%)
Consumer Staples Select Sector SPDR Fund	(852)	(46,502)
Energy Select Sector SPDR Fund	(1,171)	(81,853)
Industrial Select Sector SPDR Fund	(642)	(41,768)
iShares US Telecommunications ETF	(714)	(23,091)
SPDR S&P 500 ETF Trust	(41,000)	(9,665,340)
Total Exchange Traded Funds		$(9,858,554)

Total Securities Sold Short
(Proceeds $43,299,667)		$(45,604,582)

	Number
	of
	Contracts

Written Options — (0.1%)

Written Put Options — (0.1%)
Lennar Corp., Strike @ 49.00, Exp 04/17	(179)	(6,444)
SPDR S&P 500 ETF Trust., Strike @ 232.00,
Exp 04/17	(322)	(43,148)
SPDR S&P 500 ETF Trust., Strike @ 233.00,
Exp 03/17	(270)	(270)
SPDR S&P 500 ETF Trust., Strike @ 234.00,
Exp 03/17	(135)	(135)
SPDR S&P 500 ETF Trust., Strike @ 235.00,
Exp 04/17	(216)	(10,152)
		(60,149)

Written Call Options — (0.0%)
Humana Inc.,
Strike @ 230.00, Exp 4/17	(50)	(500)
Humana Inc.,
Strike @ 240.00, Exp 4/17	(151)	(5,285)
Nimble Storage, Inc., Strike @ 12.50,
Exp 04/17	(258)	(1,290)
Nimble Storage, Inc., Strike @ 12.50,
Exp 05/17	(1,082)	(5,410)

35

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

	Number
	of	Market
	Contracts	Value

Written Call Options — (0.0%) (Continued)
Nimble Storage, Inc., Strike @ 12.50,
Exp 08/17	(407)	$(2,035)
		$(14,520)

Total Written Options
(Premiums received $186,704)		$(74,669)

Total — 94.6%		$190,048,576

Cash Collateral for Securities
Sold Short and Written Options — 10.4%		20,938,493

Liabilities in Excess of Other Assets — (5.0%)		(10,153,898)

Net Assets — 100.0%		$200,833,171

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2017.

(B)	Perpetual Bond - A Bond with no definite maturity date.

*	Non-income producing security.

††	All or a portion of these securities are held as collateral for securities sold short and written options. The total value of the securities held as collateral as of March 31, 2017 was $51,466,445.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2017.

Portfolio Abbreviations:

ADR - American Depositary Receipt

CAD - Canadian Dollar

ETF - Exchange Traded Fund

EUR - Euro

LLC - Limited Liability Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SPDR - Standard & Poor's Depositary Receipt

USD - United States Dollar

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities were valued at $15,253,591 or 7.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3		Total

Assets:
Common Stocks
Financials	$37,129,536	$—	$—		$37,129,536
Information Technology	18,451,179	—	—		18,451,179
Consumer Staples	16,946,510	—	—		16,946,510
Health Care	16,777,909	—	—		16,777,909
Energy	13,613,059	—	—		13,613,059
Consumer Discretionary	10,288,533	—	—		10,288,533
Materials	6,625,962	—	—		6,625,962
Industrials	4,327,247	—	—		4,327,247
Real Estate	4,259,025	—	—		4,259,025
Telecommunication Services	4,067,198	—	—		4,067,198
Corporate Bonds	—	44,332,005	—		44,332,005
Commercial
Mortgage-Backed
Securities	—	4,038,434	—		4,038,434
Exchange Traded Funds	3,579,415	—	—		3,579,415
Preferred Stocks	4,432,491	942,949	—		5,375,440
Rights	—	—	312,135		312,135
Purchased Options Equity Contracts	57,591	—	—		57,591
Short-Term Investment Fund	45,546,649	—	—		45,546,649
Other Financial Instruments**
Forward Foreign Currency Contract	—	22,245	—		22,245
Total Assets	$186,102,304	$49,335,633	$312,135	$	$235,750,072

36

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Liabilities:

Securities Sold Short
Common Stocks	$(35,746,028)	$—	$—	$(35,746,028)
Exchange Traded Funds	(9,858,554)	—	—	(9,858,554)
Other Financial Instruments**
Written Options Equity Contracts	(74,669)	—	—	(74,669)
Forward Foreign Currency Contracts	$—	$(42,694)	$—	$(42,694)
Total Liabilities	$(45,679,251)	$(42,694)	$—	$(45,721,945)
Total	$140,423,053	$49,292,939	$312,135	$190,028,127

** Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent market value for written option equity contracts and unrealized appreciation (depreciation) on forward foreign currency contracts.

Transactions in written options for the period ended March 31, 2017.

	Number of	Premiums
	Contracts	Received

Beginning balance, September 30, 2016	1,441	$120,236
Call Options Written	7,581	676,040
Put Options Written	19,950	1,457,229
Call Options Closed	(370)	(28,283)
Put Options Closed	(9,212)	(771,471)
Call Options Expired	(1,511)	(43,642)
Put Options Expired	(9,119)	(621,178)
Call Options Exercised	(4,539)	(510,802)
Put Options Exercised	(1,151)	(91,425)
Ending balance, March 31, 2017	3,070	$186,704

Measurements Using Unobservable Inputs (Level 3)

Assets	Rights

Beginning balance September 30, 2016	$—
Corporate Actions	64,508
Net change in unrealized appreciation/depreciation	247,627

Ending balance March 31, 2017	$312,135

Net Change in Unrealized Appreciation/Depreciation for Investments in Securities Still Held at March 31, 2017	$247,627

		Valuation	Unobservable
Rights	Fair Value	Technique	Input

Media General, Inc. Expiration 1/19/18, Strike Price $10.00	$312,135	Issuer Guidance	New Issuer

Forward Foreign Currency Contracts

						Unrealized
		Contract to				Appreciation/
Counterparty	Expiration Date	Receive		Deliver		(Depreciation)

Brown Brothers Harriman	04/28/2017	USD	1,354,446	CAD	1,814,009	$(10,185)
Brown Brothers Harriman	04/28/2017	USD	648,285	CAD	872,235	(7,874)
Brown Brothers Harriman	04/28/2017	USD	384,179	CAD	510,900	(158)
Brown Brothers Harriman	05/31/2017	USD	3,488,670	EUR	3,240,000	22,245
Brown Brothers Harriman	06/14/2017	USD	2,087,007	CAD	2,805,000	(24,477)
						$(20,449)

See accompanying Notes to Financial Statements.

37

Portfolio of Investments

Touchstone Mid Cap Fund – March 31, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.1%

Consumer Discretionary — 22.3%
CarMax, Inc.*	442,760	$26,220,247
Deckers Outdoor Corp.*	195,060	11,650,934
Dollar Tree, Inc.*	278,280	21,833,849
Hasbro, Inc.	284,000	28,348,880
Penske Automotive Group, Inc.	494,824	23,162,711
PulteGroup, Inc.	1,210,280	28,502,094
Whirlpool Corp.	128,720	22,053,598
		161,772,313

Financials — 18.9%
Alleghany Corp.*	58,330	35,853,118
M&T Bank Corp.	208,010	32,185,387
Progressive Corp. (The)	754,110	29,546,030
T Rowe Price Group, Inc.	307,790	20,975,888
Voya Financial, Inc.	481,320	18,270,907
		136,831,330

Industrials — 16.7%
Cintas Corp.	361,500	45,744,210
Copart, Inc.*	461,100	28,555,923
Dover Corp.	288,051	23,144,898
Old Dominion Freight Line, Inc.	276,880	23,692,622
		121,137,653

Information Technology — 16.6%
Amphenol Corp. - Class A	512,910	36,503,805
Citrix Systems, Inc.*	312,830	26,086,894
Paychex, Inc.	510,410	30,063,149
Symantec Corp.	885,650	27,171,742
		119,825,590

Materials — 12.6%
Ball Corp.	403,490	29,963,167
NewMarket Corp.	75,160	34,064,767
Vulcan Materials Co.	228,230	27,497,150
		91,525,084

Consumer Staples — 10.9%
Brown-Forman Corp. - Class B	425,990	19,672,218
Edgewell Personal Care Co.*	217,370	15,898,442
Energizer Holdings, Inc.	350,291	19,528,723
Post Holdings, Inc.*	268,642	23,511,548
		78,610,931

Health Care — 1.1%
Tenet Healthcare Corp.*	435,180	$7,707,038
Total Common Stocks		$717,409,939

Short-Term Investment Fund — 0.8%
Dreyfus Government Cash
Management, Institutional Shares,
0.66%∞Ω	5,740,202	5,740,202

Total Investment Securities —99.9%
(Cost $600,697,978)		$723,150,141

Other Assets in Excess of Liabilities — 0.1%		414,186

Net Assets — 100.0%		$723,564,327

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2017.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$717,409,939	$—	$—	$717,409,939
Short-Term
Investment Fund	5,740,202	—	—	5,740,202
Total	$723,150,141	$—	$—	$723,150,141

See accompanying Notes to Financial Statements.

38

Portfolio of Investments

Touchstone Mid Cap Value Fund – March 31, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.4%

Financials — 21.0%
Allstate Corp. (The)	114,600	$9,338,754
Ameriprise Financial, Inc.	73,055	9,473,772
Blackstone Mortgage Trust, Inc. - Class A, REIT	319,479	9,891,070
E*TRADE Financial Corp.*	242,220	8,451,056
Hancock Holding Co.	168,803	7,688,977
Hanover Insurance Group, Inc. (The)	73,236	6,595,634
Hartford Financial Services Group, Inc. (The)	213,061	10,241,842
M&T Bank Corp.	58,046	8,981,458
Reinsurance Group of America, Inc.	73,236	9,299,507
Signature Bank*	40,054	5,943,613
SLM Corp.*	662,872	8,020,751
SVB Financial Group*	52,033	9,682,821
TCF Financial Corp.	396,466	6,747,851
Unum Group	255,194	11,966,047
Zions Bancorporation	247,554	10,397,268
		132,720,421

Industrials — 12.2%
Aercap Holdings N.V. (Netherlands)*	239,779	11,022,641
Clean Harbors, Inc.*	123,958	6,894,544
Dover Corp.	116,273	9,342,536
Fluor Corp.	124,455	6,548,822
KAR Auction Services, Inc.	224,860	9,819,636
Parker-Hannifin Corp.	45,976	7,370,872
Regal-Beloit Corp.	134,310	10,160,552
Stericycle, Inc.*	114,781	9,514,197
Xylem, Inc.	127,303	6,393,157
		77,066,957

Information Technology — 12.2%
Cadence Design Systems, Inc.*	332,860	10,451,804
CSRA, Inc.	350,807	10,275,137
Diebold Nixdorf, Inc.	257,003	7,889,992
Fidelity National Information Services, Inc.	130,423	10,384,279
Microchip Technology, Inc.	124,998	9,222,352
PTC, Inc.*	156,417	8,219,713
Qorvo, Inc.*	159,039	10,903,714
Synopsys, Inc.*	132,819	9,580,234
		76,927,225

Utilities — 8.6%
DTE Energy Co.	103,286	10,546,533
Edison International	129,609	10,318,172
Great Plains Energy, Inc.	242,039	7,072,380
Pinnacle West Capital Corp.	137,158	11,436,234
PPL Corp.	202,166	7,558,987
Westar Energy, Inc.	136,526	7,409,266
		54,341,572

Consumer Discretionary — 8.6%
Aramark	237,970	8,773,954
BorgWarner, Inc.	230,421	9,629,294
Dollar General Corp.	109,582	7,641,153
Dollar Tree, Inc.*	64,827	5,086,326
Harley-Davidson, Inc.	129,835	7,855,018
LKQ Corp.*	302,888	8,865,532
Michaels Cos., Inc. (The)*	279,877	6,266,446
		54,117,723

Health Care — 8.4%
AmerisourceBergen Corp.	54,836	4,852,986
Charles River Laboratories International, Inc.*	84,809	7,628,570
Cooper Cos, Inc. (The)	42,585	8,512,316
DENTSPLY SIRONA, Inc.	152,122	9,498,498
Envision Healthcare Corp.*	193,893	11,889,519
Patterson Cos., Inc.	232,184	10,501,682
		52,883,571

Real Estate — 7.7%
Alexandria Real Estate Equities, Inc., REIT	90,369	9,987,582
American Campus Communities, Inc., REIT	197,374	9,393,029
Brixmor Property Group, Inc., REIT	356,368	7,647,657
Equinix, Inc., REIT	18,580	7,438,875
Host Hotels & Resorts, Inc., REIT	420,517	7,846,847
Mid-America Apartment Communities, Inc., REIT	60,849	6,190,777
		48,504,767

Materials — 7.3%
Albemarle Corp.	47,524	5,020,435
Allegheny Technologies, Inc.†	252,617	4,537,001
Bemis Co., Inc.	137,023	6,694,944
FMC Corp.	117,674	8,188,934
Olin Corp.	204,698	6,728,423
PPG Industries, Inc.	65,776	6,911,742
Valvoline, Inc.†	331,187	8,130,641
		46,212,120

Energy — 6.3%
Anadarko Petroleum Corp.	124,546	7,721,852
EQT Corp.	139,554	8,526,749
Newfield Exploration Co.*	228,025	8,416,403
Noble Energy, Inc.	188,649	6,478,207
Pioneer Natural Resources Co.	47,241	8,797,691
		39,940,902

Consumer Staples — 6.1%
Darling Ingredients, Inc.*	473,093	6,869,310
Hain Celestial Group, Inc. (The)*	225,855	8,401,806
Ingredion, Inc.	55,424	6,674,712
TreeHouse Foods, Inc.*	193,215	16,357,582
		38,303,410
Total Common Stocks		$621,018,668

39

Touchstone Mid Cap Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Short-Term Investment Funds — 3.0%
Dreyfus Government Cash
Management, Institutional Shares,
0.66%∞Ω	6,421,463	$6,421,463
Invesco Government & Agency
Portfolio, Institutional Class,
0.61%**∞Ω	12,792,401	12,792,401
Total Short-Term Investment Funds		$19,213,864

Total Investment Securities —101.4%
(Cost $542,807,690)		$640,232,532

Liabilities in Excess of Other Assets — (1.4%)		(8,984,033)

Net Assets — 100.0%		$631,248,499

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2017 was $12,537,408.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2017.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$621,018,668	$—	$—	$621,018,668
Short-Term
Investment Funds	19,213,864	—	—	19,213,864
Total	$640,232,532	$—	$—	$640,232,532

See accompanying Notes to Financial Statements.

40

Portfolio of Investments

Touchstone Premium Yield Equity Fund – March 31, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.6%

Real Estate — 15.3%
Crown Castle International Corp., REIT	30,139	$2,846,629
Digital Realty Trust, Inc., REIT	24,851	2,643,898
DuPont Fabros Technology, Inc., REIT	30,403	1,507,685
Hospitality Properties Trust, REIT	84,863	2,675,730
Lamar Advertising Co. - Class A, REIT	34,897	2,608,202
Ventas, Inc., REIT	37,541	2,441,667
Welltower, Inc., REIT	19,530	1,383,115
Weyerhaeuser Co., REIT	122,140	4,150,317
		20,257,243

Health Care — 14.9%
Abbott Laboratories	62,656	2,782,553
AbbVie, Inc.	43,621	2,842,344
GlaxoSmithKline PLC, ADR	81,955	3,455,223
Johnson & Johnson	25,578	3,185,740
Merck & Co., Inc.	71,909	4,569,098
Pfizer, Inc.	84,863	2,903,163
		19,738,121

Information Technology — 14.4%
Cisco Systems, Inc.	151,221	5,111,270
International Business Machines Corp.	11,368	1,979,624
Microchip Technology, Inc.	39,127	2,886,790
QUALCOMM, Inc.	73,760	4,229,398
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	85,392	2,804,273
Western Digital Corp.	25,115	2,072,741
		19,084,096

Energy — 11.2%
Enbridge, Inc. (Canada)	101,519	4,247,555
ONEOK, Inc.	60,012	3,327,065
Pembina Pipeline Corp. (Canada)	37,012	1,173,651
Plains GP Holdings LP - Class A	108,922	3,404,902
Williams Cos., Inc. (The)	92,530	2,737,963
		14,891,136

Financials — 10.2%
Bank of Montreal (Canada)	33,311	2,491,330
BB&T Corp.	88,346	3,949,066
CME Group, Inc.	21,943	2,606,828
PacWest Bancorp	30,932	1,647,438
Toronto-Dominion Bank (The) (Canada)	56,312	2,820,668
		13,515,330

Consumer Discretionary — 8.3%
Coach, Inc.	80,369	3,321,651
Cracker Barrel Old Country Store, Inc.	15,334	2,441,940
Hanesbrands, Inc.	115,267	2,392,943
L Brands, Inc.	30,403	1,431,981
Tupperware Brands Corp.	23,000	1,442,560
		11,031,075

Industrials — 8.0%
Covanta Holding Corp.	55,783	875,793
Eaton Corp. PLC (Ireland)	32,253	2,391,560
Johnson Controls International PLC (Ireland)	70,852	2,984,286
Pitney Bowes, Inc.	168,670	2,211,264
United Parcel Service, Inc. - Class B	20,621	2,212,633
		10,675,536

Telecommunication Services — 7.2%
AT&T, Inc.	88,830	3,690,886
BCE, Inc. (Canada)	22,737	1,006,567
Verizon Communications, Inc.	29,874	1,456,358
Vodafone Group PLC, ADR	128,750	3,402,862
		9,556,673

Materials — 4.1%
Domtar Corp.	64,242	2,346,118
LyondellBasell Industries NV - Class A (Netherlands)	34,632	3,158,092
		5,504,210

Utilities — 2.0%
National Grid PLC, ADR	42,759	2,714,341

Consumer Staples — 2.0%
Procter & Gamble Co. (The)	29,610	2,660,458
Total Common Stocks		$129,628,219

Short-Term Investment Fund — 1.5%
Dreyfus Government Cash
Management, Institutional Shares,
0.66%∞Ω	1,918,293	1,918,293

Total Investment Securities —99.1%
(Cost $116,630,223)		$131,546,512

Other Assets in Excess of Liabilities — 0.9%		1,261,481

Net Assets — 100.0%		$132,807,993

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2017.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

41

Touchstone Premium Yield Equity Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$129,628,219	$—	$—	$129,628,219
Short-Term
Investment Fund	1,918,293	—	—	1,918,293
Total	$131,546,512	$—	$—	$131,546,512

See accompanying Notes to Financial Statements.

42

Portfolio of Investments

Touchstone Sands Capital Select Growth Fund – March 31, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.6%

Information Technology — 49.5%
Adobe Systems, Inc.*	943,134	$122,730,027
Alibaba Group Holding Ltd. ADR*	1,182,867	127,548,549
Alphabet, Inc. - Class A*	141,000	119,539,800
Alphabet, Inc. - Class C*	65,000	53,921,400
Baidu, Inc. ADR*	453,980	78,320,630
Facebook, Inc. - Class A*	1,230,880	174,846,504
Palo Alto Networks, Inc.*	424,000	47,776,320
salesforce.com, Inc.*	1,823,612	150,429,754
ServiceNow, Inc.*	609,000	53,269,230
Snap, Inc. - Class A*†	1,249,924	28,160,788
Splunk Inc.*	1,121,844	69,879,663
Visa, Inc. - Class A	2,515,199	223,525,735
		1,249,948,400

Consumer Discretionary — 21.7%
Amazon.com, Inc.*	181,200	160,641,048
Chipotle Mexican Grill, Inc.*	133,000	59,254,160
Netflix, Inc.*	725,000	107,162,250
Priceline Group, Inc. (The)*	94,600	168,385,162
Starbucks Corp.	506,568	29,578,505
Under Armour, Inc. - Class A*†	590,000	11,670,200
Under Armour, Inc. - Class C*	595,019	10,888,848
		547,580,173

Health Care — 19.2%
Alexion Pharmaceuticals, Inc.*	625,230	75,802,885
athenahealth, Inc.*	300,051	33,812,747
Biogen, Inc.*	167,090	45,685,748
BioMarin Pharmaceutical, Inc.*	683,681	60,013,518
Edwards Lifesciences Corp.*	548,677	51,614,045
Illumina, Inc.*	411,396	70,200,613
Incyte Corp.*	512,062	68,447,328
Regeneron Pharmaceuticals, Inc.*	206,431	79,994,077
		485,570,961

Financials — 3.7%
Charles Schwab Corp. (The)	1,865,000	76,110,650
LendingClub Corp.*†	3,194,000	17,535,060
		93,645,710

Consumer Staples — 2.7%
Monster Beverage Corp.*	1,484,000	68,516,280

Energy — 1.8%
Schlumberger Ltd. (Curacao)	588,982	45,999,494
Total Common Stocks		$2,491,261,018

Short-Term Investment Funds — 3.4%
Dreyfus Government Cash
Management, Institutional Shares,
0.66%∞Ω	43,360,207	$43,360,207
Invesco Government & Agency
Portfolio, Institutional Class,
0.61%**∞Ω	41,481,854	41,481,854
Total Short-Term Investment Funds		$84,842,061

Total Investment Securities —102.0%
(Cost $1,359,856,334)		$2,576,103,079

Liabilities in Excess of Other Assets — (2.0%)		(50,773,579)

Net Assets — 100.0%		$2,525,329,500

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2017 was $40,781,181.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2017.

Portfolio Abbreviation:

ADR - American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$2,491,261,018	$—	$—	$2,491,261,018
Short-Term
Investment Funds	84,842,061	—	—	84,842,061
Total	$2,576,103,079	$—	$—	$2,576,103,079

See accompanying Notes to Financial Statements.

43

Portfolio of Investments

Touchstone Small Cap Fund – March 31, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.8%

Industrials — 29.0%
Armstrong World Industries, Inc.*	351,150	$16,170,457
GATX Corp.†	405,700	24,731,472
Kaman Corp.	372,178	17,912,927
Landstar System, Inc.	296,280	25,376,382
Matson, Inc.	353,845	11,238,117
Orbital ATK, Inc.	316,142	30,981,916
USG Corp.*	671,100	21,340,980
		147,752,251

Consumer Discretionary — 16.8%
Cooper Tire & Rubber Co.	210,060	9,316,161
Deckers Outdoor Corp.*	97,780	5,840,399
Penske Automotive Group, Inc.	468,190	21,915,974
Service Corp. International	811,650	25,063,752
Sturm Ruger & Co., Inc.†	263,502	14,110,532
Tempur Sealy International, Inc.*†	200,510	9,315,695
		85,562,513

Materials — 16.5%
Ingevity Corp.*	290,430	17,672,665
NewMarket Corp.	76,033	34,460,437
Olin Corp.	801,410	26,342,347
Tredegar Corp.	315,770	5,541,763
		84,017,212

Real Estate — 9.9%
Alexander & Baldwin, Inc.	584,338	26,014,728
First Industrial Realty Trust, Inc. REIT	719,831	19,169,100
Tejon Ranch Co.*	243,811	5,337,023
		50,520,851

Consumer Staples — 8.5%
Energizer Holdings, Inc.	414,760	23,122,870
PriceSmart, Inc.	220,785	20,356,377
		43,479,247

Financials — 7.5%
Eaton Vance Corp.	268,329	12,064,072
MBIA, Inc.*	1,063,144	9,004,830
White Mountains Insurance Group Ltd.	19,779	17,403,147
		38,472,049

Energy — 5.0%
Dril-Quip, Inc.*	310,400	16,932,320
Superior Energy Services, Inc.*	386,780	5,515,483
World Fuel Services Corp.	79,544	2,883,470
		25,331,273

Information Technology — 3.8%
DST Systems, Inc.	158,630	19,432,175

Health Care — 0.8%
Tenet Healthcare Corp.*	232,237	4,112,917
Total Common Stocks		$498,680,488

Short-Term Investment Funds — 8.8%
Dreyfus Government Cash
Management, Institutional Shares,
0.66%∞Ω	673,990	$673,990
Invesco Government & Agency
Portfolio, Institutional Class,
0.61%**∞Ω	44,325,517	44,325,517
Total Short-Term Investment Funds		$44,999,507

Total Investment Securities —106.6%
(Cost $403,859,702)		$543,679,995

Liabilities in Excess of Other Assets — (6.6%)		(33,665,582)

Net Assets — 100.0%		$510,014,413

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2017 was $43,755,246.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2017.

Portfolio Abbreviation:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$498,680,488	$—	$—	$498,680,488
Short-Term
Investment Funds	44,999,507	—	—	44,999,507
Total	$543,679,995	$—	$—	$543,679,995

See accompanying Notes to Financial Statements.

44

Portfolio of Investments

Touchstone Small Cap Value Fund – March 31, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.9%

Financials — 27.4%
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	64,037	$2,043,421
BankUnited, Inc.	102,819	3,836,177
Blackstone Mortgage Trust, Inc. - Class A REIT	125,566	3,887,523
Chemical Financial Corp.	53,416	2,732,228
Eagle Bancorp, Inc.*	34,238	2,044,009
Federated Investors, Inc. - Class B	29,420	774,923
First Horizon National Corp.	177,460	3,283,010
Hancock Holding Co.	84,750	3,860,363
Hanover Insurance Group, Inc. (The)	32,245	2,903,985
Hercules Capital, Inc.	180,411	2,729,618
Horace Mann Educators Corp.	87,096	3,575,291
IBERIABANK Corp.	50,320	3,980,312
Infinity Property & Casualty Corp.	24,290	2,319,695
MB Financial, Inc.	71,299	3,053,023
SLM Corp.*	316,878	3,834,224
Sterling Bancorp	204,285	4,841,554
TCF Financial Corp.	144,366	2,457,109
Univest Corp. of Pennsylvania	103,077	2,669,694
Validus Holdings Ltd. (Bermuda)	46,041	2,596,252
		57,422,411

Industrials — 19.7%
Actuant Corp. - Class A	63,201	1,665,346
Altra Industrial Motion Corp.	35,818	1,395,111
Clean Harbors, Inc.*	39,608	2,202,997
EMCOR Group, Inc.	41,904	2,637,857
EnPro Industries, Inc.	47,643	3,390,276
Generac Holdings, Inc.*	51,676	1,926,481
Hexcel Corp.	43,323	2,363,270
Huron Consulting Group, Inc.*	50,812	2,139,185
ITT, Inc.	56,636	2,323,209
Korn/Ferry International	95,241	2,999,139
Matthews International Corp. - Class A	27,244	1,843,057
Multi-Color Corp.	14,959	1,062,089
Regal Beloit Corp.	32,217	2,437,216
Standex International Corp.	26,559	2,659,884
Team, Inc.*	100,085	2,707,299
Teledyne Technologies, Inc.*	8,044	1,017,244
Tetra Tech, Inc.	57,815	2,361,743
TriMas Corp.*	94,169	1,954,007
TriNet Group, Inc.*	28,685	828,996
Triumph Group, Inc.	49,219	1,267,389
		41,181,795

Information Technology — 12.7%
Blackhawk Network Holdings, Inc.*	103,241	4,191,585
BroadSoft, Inc.*	42,796	1,720,399
CACI International, Inc. - Class A*	14,647	1,718,093
Coherent, Inc.*	9,390	1,930,960
CSRA, Inc.	92,284	2,702,998
Diebold Nixdorf, Inc.	94,819	2,910,943
ExlService Holdings, Inc.*	34,486	1,633,257
MACOM Technology Solutions
Holdings, Inc.*	54,630	2,638,629
MKS Instruments, Inc.	21,808	1,499,300
PTC, Inc.*	19,651	1,032,660
Semtech Corp.*	70,296	2,376,005
ShoreTel, Inc.*	31,654	194,672
Virtusa Corp.*	64,607	1,952,424
		26,501,925

Consumer Discretionary — 7.4%
Buffalo Wild Wings, Inc.*	8,788	1,342,367
Callaway Golf Co.	106,637	1,180,472
DSW, Inc. - Class A	77,589	1,604,541
Express, Inc.*	42,285	385,216
Horizon Global Corp.*	99,111	1,375,661
Michaels Cos., Inc. (The)*	71,898	1,609,796
Murphy USA, Inc.*	58,685	4,308,653
Oxford Industries, Inc.	23,104	1,322,935
Steven Madden Ltd.*	38,104	1,468,909
Tailored Brands, Inc.	55,706	832,248
		15,430,798

Consumer Staples — 6.3%
Darling Ingredients, Inc.*	128,754	1,869,508
Hain Celestial Group, Inc. (The)*	79,415	2,954,238
Performance Food Group Co.*	68,407	1,628,087
Snyder's-Lance, Inc.	37,615	1,516,261
TreeHouse Foods, Inc.*	62,034	5,251,798
		13,219,892

Materials — 6.2%
Allegheny Technologies, Inc.	98,480	1,768,701
Berry Plastics Group, Inc.*	30,653	1,488,816
HB Fuller Co.	24,469	1,261,622
Ingevity Corp.*	22,940	1,395,899
Innophos Holdings, Inc.	18,109	977,343
Olin Corp.	62,296	2,047,670
Silgan Holdings, Inc.	34,090	2,023,582
Valvoline, Inc.†	84,019	2,062,666
		13,026,299

Health Care — 5.4%
Charles River Laboratories International,
Inc.*	27,456	2,469,667
Envision Healthcare Corp.*	48,201	2,955,685
HealthSouth Corp.	70,261	3,007,873
Patterson Cos., Inc.	63,803	2,885,810
		11,319,035

Utilities — 4.2%
Great Plains Energy, Inc.	95,607	2,793,637
IDACORP, Inc.	21,111	1,751,369
NorthWestern Corp.	16,876	990,621
Portland General Electric Co.	72,629	3,226,180
		8,761,807

Real Estate — 4.1%
Corporate Office Properties Trust REIT	93,053	3,080,054
Education Realty Trust, Inc. REIT	53,060	2,167,501
Lexington Realty Trust REIT	126,881	1,266,272

45

Touchstone Small Cap Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 97.9% (Continued)

Real Estate — (Continued)
Regency Centers Corp. REIT	31,113	$2,065,592
		8,579,419

Energy — 3.8%
Callon Petroleum Co.*	131,567	1,731,422
Carrizo Oil & Gas, Inc.*	69,057	1,979,174
SRC Energy, Inc.*	222,264	1,875,908
World Fuel Services Corp.	64,226	2,328,192
		7,914,696

Telecommunication Services — 0.7%
Cogent Communications Holdings, Inc.	32,926	1,417,464
Total Common Stocks		$204,775,541

Exchange Traded Fund — 0.5%
iShares Russell 2000 Value ETF	8,914	1,053,278

Short-Term Investment Funds — 1.3%
Dreyfus Government Cash
Management, Institutional Shares,
0.66%∞Ω	1,958,386	1,958,386
Invesco Government & Agency
Portfolio, Institutional Class,
0.61%**∞Ω	699,975	699,975
Total Short-Term Investment Funds		$2,658,361

Total Investment Securities —99.7%
(Cost $192,326,714)		$208,487,180

Other Assets in Excess of Liabilities — 0.3%		704,120

Net Assets — 100.0%		$209,191,300

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2017 was $687,375.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2017.

Portfolio Abbreviation:

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$204,775,541	$—	$—	$204,775,541

Exchange Traded Fund	1,053,278	—	—	1,053,278

Short-Term Investment Funds	2,658,361	—	—	2,658,361
Total	$208,487,180	$—	$—	$208,487,180

See accompanying Notes to Financial Statements.

46

Portfolio of Investments

Touchstone Total Return Bond Fund – March 31, 2017 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 34.6%

	Industrials — 11.9%
$1,321,102	American Airlines 2011-1 Class B Pass
	Through Trust, 144a,
	7.000%, 1/31/18	$1,364,038
49,280	Burlington Northern and Santa Fe
	Railway Co. 1998-C Pass Through
	Trust, 6.230%, 7/2/18	50,419
58,566	Burlington Northern and Santa Fe
	Railway Co. 2004-1 Pass Through
	Trust, 4.575%, 1/15/21	61,476
279,035	Burlington Northern and Santa Fe
	Railway Co. 2005-3 Pass Through
	Trust, 4.830%, 1/15/23	294,562
1,190,391	Burlington Northern and Santa Fe
	Railway Co. 2005-4 Pass Through
	Trust, 4.967%, 4/1/23	1,276,891
1,188,565	Continental Airlines 2000-2 Class A-1
	Pass Through Trust, 7.707%, 4/2/21	1,268,793
1,545,952	CSX Transportation, Inc.,
	6.251%, 1/15/23	1,764,152
1,287,146	Delta Air Lines 2010-2 Class A Pass
	Through Trust, 4.950%, 5/23/19	1,343,459
501,585	Federal Express Corp. 1998 Pass
	Through Trust, 6.845%, 1/15/19	529,172
862,513	Federal Express Corp. 1999 Pass
	Through Trust, 7.650%, 1/15/23	989,733
1,500,000	GATX Corp., 3.250%, 3/30/25	1,453,222
524,000	General Electric Co. MTN,
	3.450%, 5/15/24	544,557
1,180,000	Kansas City Southern, 3.000%, 5/15/23	1,154,066
1,225,000	Kansas City Southern, 3.125%, 6/1/26	1,151,513
1,941,000	Norfolk Southern Corp.,
	2.903%, 2/15/23	1,931,122
1,402,000	Republic Services, Inc.,
	5.250%, 11/15/21	1,561,933
1,592,553	Southwest Airlines Co. 2007-1 Pass
	Through Trust, 6.150%, 8/1/22	1,759,771
79,421	Sterling Equipment, 6.125%, 9/28/19	84,191
971,000	Totem Ocean Trailer Express, Inc.,
	6.365%, 4/15/28	1,106,237
29,061	Union Pacific Railroad Co. 2001 Pass
	Through Trust, 6.630%, 1/27/22	32,760
981,434	Union Pacific Railroad Co. 2003 Pass
	Through Trust, 4.698%, 1/2/24	1,029,499
642,058	Union Pacific Railroad Co. 2006 Pass
	Through Trust, 5.866%, 7/2/30	721,949
1,372,000	United Rentals North America, Inc.,
	5.750%, 11/15/24	1,430,310
1,398,000	Vessel Management Services, Inc.,
	5.125%, 4/16/35	1,540,266
1,616,000	Waste Management, Inc.,
	2.400%, 5/15/23	1,587,009
		26,031,100

	Financials — 8.5%
2,008,000	American Express Co.,
	2.650%, 12/2/22	1,989,145
1,351,000	Delphi Financial Group, Inc.,
	7.875%, 1/31/20	1,531,491
2,000,000	Fishers Lane Associates LLC, 144a,
	3.666%, 8/5/30	1,993,704
2,050,000	Ford Motor Credit Co. LLC,
	4.375%, 8/6/23	2,139,897
1,386,000	GE Capital International Funding Co.
	(Ireland), 3.373%, 11/15/25	1,422,392
1,501,000	National Rural Utilities Cooperative
	Finance Corp., 3.400%, 11/15/23	1,544,319
1,500,000	Provident Cos., Inc., 7.000%, 7/15/18	1,591,214
1,373,851	Tagua Leasing LLC, 1.581%, 11/16/24	1,330,903
1,398,000	Torchmark Corp., 3.800%, 9/15/22	1,438,110
2,000,000	USB Capital IX, 3.500%(A)(B)	1,700,000
2,000,000	Wachovia Capital Trust III, 5.570%(A)(B)	2,001,200
		18,682,375

	Utilities — 4.9%
1,348,328	Bruce Mansfield Unit 1, 2007 Pass
	Through Trust, 6.850%, 6/1/34	448,319
550,000	California Water Service Co.,
	5.500%, 12/1/40	641,807
1,311,000	Commonwealth Edison Co.,
	5.900%, 3/15/36	1,614,549
1,780,000	Dominion Resources, Inc.,
	3.452%, 9/30/66(A)	1,459,600
275,000	Duke Energy Progress LLC,
	6.300%, 4/1/38	356,345
1,700,000	Entergy Louisiana LLC,
	4.440%, 1/15/26	1,846,734
632,771	Kiowa Power Partners LLC, 144a,
	5.737%, 3/30/21	658,778
2,000,000	NextEra Energy Capital Holdings, Inc.,
	3.215%, 10/1/66(A)	1,770,000
1,983,000	South Carolina Electric & Gas Co.,
	4.600%, 6/15/43	1,965,686
		10,761,818

	Energy — 4.3%
1,000,000	Apache Corp., 3.250%, 4/15/22	1,005,131
1,253,000	Chesapeake Energy Corp.,
	6.625%, 8/15/20†	1,251,434
1,530,000	Newfield Exploration Co.,
	5.750%, 1/30/22	1,623,712
1,000,000	Petrobras Global Finance BV
	(Netherlands), 7.375%, 1/17/27	1,057,200
1,500,000	Petroleos Mexicanos (Mexico),
	4.875%, 1/24/22	1,543,050
400,000	Spectra Energy Partners LP,
	3.500%, 3/15/25	389,514
1,650,000	Tennessee Valley Authority,
	4.650%, 6/15/35	1,916,734
500,000	Texas Eastern Transmission LP,
	7.000%, 7/15/32	625,185
		9,411,960

47

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 34.6% (Continued)

	Consumer Discretionary — 2.0%
$818,000	American Airlines 2016-3 Class AA
	Pass Through Trust,
	3.000%, 10/15/28	$783,235
674,371	Continental Airlines 2012-2 Class A
	Pass Through Trust,
	4.000%, 10/29/24	700,503
990,000	PulteGroup, Inc., 7.875%, 6/15/32	1,111,275
1,300,000	Royal Caribbean Cruises Ltd. (Liberia),
	5.250%, 11/15/22	1,404,000
466,000	Service Corp. International,
	5.375%, 5/15/24	484,803
		4,483,816

	Consumer Staples — 1.7%
1,860,381	CVS Pass-Through Trust,
	6.036%, 12/10/28	2,091,199
1,500,000	Kroger Co. (The), 3.850%, 8/1/23	1,553,592
		3,644,791

	Health Care — 0.7%
1,400,000	HCA, Inc., 4.250%, 10/15/19	1,449,000

	Telecommunication Services — 0.6%
1,422,000	Verizon Communications, Inc., 144a,
	5.012%, 4/15/49	1,380,968
	Total Corporate Bonds	$75,845,828

	U.S. Government Agency Obligations — 23.2%
26,763	Astro Offshore Corp.,
	6.000%, 12/20/19	27,615
1,125,000	Canal Barge Co., Inc., 4.500%, 11/12/34	1,181,542
419,329	EJM Airport LLC, 6.271%, 5/15/20	448,372
512,000	Matson Navigation Co., Inc.,
	5.337%, 9/4/28	559,703
1,533,000	Petroleos Mexicanos (Mexico),
	2.290%, 2/15/24	1,529,710
2,271,000	Private Export Funding Corp.,
	2.450%, 7/15/24	2,221,962
4,107	Small Business Administration
	Participation Certificates,
	6.150%, 2/1/18	4,172
206,980	Small Business Administration
	Participation Certificates, Ser
	2001-20A, Class 1, 6.290%, 1/1/21	218,898
43,128	Small Business Administration
	Participation Certificates, Ser
	2001-20K, Class 1, 5.340%, 11/1/21	45,231
120,356	Small Business Administration
	Participation Certificates, Ser
	2002-20H, Class 1, 5.310%, 8/1/22	127,278
112,945	Small Business Administration
	Participation Certificates, Ser
	2003-20B, Class 1, 4.840%, 2/1/23	119,595
40,359	Small Business Administration
	Participation Certificates, Ser
	2003-20D, Class 1, 4.760%, 4/1/23	42,579
32,730	Small Business Administration
	Participation Certificates, Ser
	2004-20D, Class 1, 4.770%, 4/1/24	34,513
278,145	Small Business Administration
	Participation Certificates, Ser
	2004-20K, Class 1, 4.880%, 11/1/24	294,128
153,179	Small Business Administration
	Participation Certificates, Ser
	2005-20B, Class 1, 4.625%, 2/1/25	160,938
115,969	Small Business Administration
	Participation Certificates, Ser
	2005-20H, Class 1, 5.110%, 8/1/25	123,144
839,407	Small Business Administration
	Participation Certificates, Ser
	2006-20B, Class 1, 5.350%, 2/1/26	898,456
207,379	Small Business Administration
	Participation Certificates, Ser
	2006-20H, Class 1, 5.700%, 8/1/26	223,240
600,710	Small Business Administration
	Participation Certificates, Ser
	2006-20K, Class 1, 5.360%, 11/1/26	644,054
719,843	Small Business Administration
	Participation Certificates, Ser
	2006-20L, Class 1, 5.120%, 12/1/26	764,733
660,088	Small Business Administration
	Participation Certificates, Ser
	2007-20A, Class 1, 5.320%, 1/1/27	711,303
766,350	Small Business Administration
	Participation Certificates, Ser
	2007-20E, Class 1, 5.310%, 5/1/27	825,472
304,671	Small Business Administration
	Participation Certificates, Ser
	2007-20F, Class 1, 5.710%, 6/1/27	330,678
815,996	Small Business Administration
	Participation Certificates, Ser
	2007-20L, Class 1, 5.290%, 12/1/27	876,767
505,406	Small Business Administration
	Participation Certificates, Ser
	2008-20A, Class 1, 5.170%, 1/1/28	543,994
533,470	Small Business Administration
	Participation Certificates, Ser
	2008-20K, Class 1, 6.770%, 11/1/28	600,213
1,176,985	Small Business Administration
	Participation Certificates, Ser
	2009-20B, Class 1, 4.760%, 2/1/29	1,262,989
1,352,188	Small Business Administration
	Participation Certificates, Ser
	2009-20C, Class 1, 4.660%, 3/1/29	1,444,162
195,717	Small Business Administration
	Participation Certificates, Ser
	2009-20D, Class 1, 4.310%, 4/1/29	207,733

48

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Agency Obligations — 23.2%
	(Continued)
$1,277,755	Small Business Administration
	Participation Certificates, Ser
	2009-20E, Class 1, 4.430%, 5/1/29	$1,354,861
675,186	Small Business Administration
	Participation Certificates, Ser
	2009-20F, Class 1, 4.950%, 6/1/29	727,611
1,049,436	Small Business Administration
	Participation Certificates, Ser
	2009-20J, Class 1, 3.920%, 10/1/29	1,104,288
1,572,419	Small Business Administration
	Participation Certificates, Ser
	2010-20F, Class 1, 3.880%, 6/1/30	1,652,189
1,509,073	Small Business Administration
	Participation Certificates, Ser
	2010-20I, Class 1, 3.210%, 9/1/30	1,548,120
933,398	Small Business Administration
	Participation Certificates, Ser
	2012-10C, Class 1, 1.240%, 5/1/22	919,996
4,155,918	Small Business Administration
	Participation Certificates, Ser
	2013-20C, Class 1, 2.220%, 3/1/33	4,058,982
1,957,575	Small Business Administration
	Participation Certificates, Ser
	2013-20E, Class 1, 2.070%, 5/1/33	1,909,404
2,462,184	Small Business Administration
	Participation Certificates, Ser
	2013-20G, Class 1, 3.150%, 7/1/33	2,540,450
2,551,752	Small Business Administration
	Participation Certificates, Ser
	2014-20H, Class 1, 2.880%, 8/1/34	2,579,125
2,065,692	Small Business Administration
	Participation Certificates, Ser
	2014-20K, Class 1, 2.800%, 11/1/34	2,079,458
4,074,023	Small Business Administration
	Participation Certificates, Ser
	2015-20E, Class 1, 2.770%, 5/1/35	4,070,828
3,091,202	Small Business Administration
	Participation Certificates, Ser
	2015-20I, Class 1, 2.820%, 9/1/35	3,107,423
4,364,903	Small Business Administration
	Participation Certificates, Ser
	2016-20A, Class 1, 2.780%, 1/1/36	4,364,579
2,255,000	Small Business Administration
	Participation Certificates, Ser
	2017-10A, Class 1, 2.845%, 3/10/27	2,274,941
	Total U.S. Government Agency
	Obligations	$50,765,429

	U.S. Government Mortgage-Backed
	Obligations — 14.9%
215,128	FHLMC, Pool #A89148,
	4.000%, 10/1/39	226,402
1,703,015	FHLMC, Pool #W30008,
	7.645%, 5/1/25	1,997,175
210,310	FNMA, Pool #465711, 4.680%, 8/1/28	229,500
1,540,089	FNMA, Pool #469616, 3.500%, 11/1/21	1,609,757
109,858	FNMA, Pool #874210, 5.260%, 1/1/25	119,344
187,108	FNMA, Pool #888829, 5.832%, 6/1/37	206,998
277,844	FNMA, Pool #958736, 4.940%, 5/1/19	293,948
141,962	FNMA, Pool #AB1152, 4.000%, 6/1/25	149,478
296,748	FNMA, Pool #AD0101, 4.821%, 7/1/19	314,352
325,679	FNMA, Pool #AD0166, 4.829%, 8/1/19	344,494
897,189	FNMA, Pool #AD0342, 4.656%, 10/1/19	946,275
929,344	FNMA, Pool #AD0786, 4.501%, 1/1/20	979,070
445,072	FNMA, Pool #AD0910, 4.629%, 4/1/20	468,940
380,715	FNMA, Pool #AE0209, 4.380%, 6/1/20	400,863
950,956	FNMA, Pool #AE0446, 4.041%, 9/1/20	997,203
499,171	FNMA, Pool #AE2771, 3.500%, 8/1/26	521,737
285,849	FNMA, Pool #AE8886, 3.500%, 12/1/25	297,856
193,341	FNMA, Pool #AH1519, 3.500%, 12/1/25	201,431
2,247,360	FNMA, Pool #AH8854, 4.500%, 4/1/41	2,417,128
340,190	FNMA, Pool #AI1856, 4.500%, 5/1/41	367,616
1,779,453	FNMA, Pool #AM0157, 2.680%, 2/1/22	1,813,146
1,858,541	FNMA, Pool #AM0566, 1.940%, 9/1/19	1,862,438
2,101,873	FNMA, Pool #AP7488, 3.500%, 9/1/42	2,160,302
1,149,651	FNMA, Pool #AT0924, 2.000%, 3/1/28	1,110,382
3,204,921	FNMA, Pool #AU1628, 3.000%, 7/1/43	3,194,329
2,162,568	FNMA, Pool #AX7699, 3.500%, 2/1/45	2,213,367
2,624,093	FNMA, Pool #BC0153, 4.000%, 1/1/46	2,752,982
937,560	GNMA, Pool #5276, 3.000%, 1/20/27	967,431
1,261,955	GNMA, Pool #710077,
	4.700%, 5/20/61(A)	1,296,128
337,539	GNMA, Pool #751408,
	4.816%, 6/20/61(A)	358,305
520,101	GNMA, Pool #751409,
	4.616%, 7/20/61(A)	536,764
308,558	GNMA, Pool #752631,
	4.500%, 10/20/40	336,033
564,008	GNMA, Pool #756686,
	4.704%, 9/20/61(A)	581,690
327,419	GNMA, Pool #757327,
	4.307%, 7/20/61(A)	336,612
	Total U.S. Government
	Mortgage-Backed Obligations	$32,609,476

	Agency Collateralized Mortgage
	Obligations — 8.1%
1,020,000	FREMF Mortgage Trust, Ser 2011-K702,
	Class B, 144a, 4.765%, 4/25/44(A)	1,042,689
1,000,000	FREMF Mortgage Trust, Ser 2012-K19,
	Class B, 144a, 4.033%, 5/25/45(A)	1,045,866
925,000	FREMF Mortgage Trust, Ser 2012-K706,
	Class B, 144a, 4.029%, 11/25/44(A)	947,855
1,035,000	FREMF Mortgage Trust, Ser 2012-K710,
	Class B, 144a, 3.821%, 6/25/47(A)	1,060,327
1,796,121	FRESB Mortgage Trust, Ser 2016-SB17,
	Class A5H, 2.160%, 5/25/36(A)	1,784,626
626,906	GNMA, Ser 2011-147, Class A,
	2.174%, 7/16/38	628,251
2,975,000	GNMA, Ser 2012-46, Class C,
	3.176%, 5/16/50(A)	3,026,292

49

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Agency Collateralized Mortgage
	Obligations — 8.1% (Continued)
$2,658,153	GNMA, Ser 2012-53, Class AC,
	2.381%, 12/16/43	$2,634,232
1,382,913	GNMA, Ser 2013-40, Class AC,
	1.584%, 1/16/46	1,339,356
2,540,000	GNMA, Ser 2015-32, Class HG,
	3.000%, 9/16/49(A)	2,298,888
2,009,000	GNMA, Ser 2015-73, Class B,
	2.700%, 10/16/55(A)	1,928,257
	Total Agency Collateralized
	Mortgage Obligations	$17,736,639

	Municipal Bonds — 6.6%

	California — 2.2%
1,225,000	CA State City of San Francisco Public
	Utilities Commission Water
	Revenue, Build America Bonds,
	6.950%, 11/1/50	1,741,754
1,560,000	CA State East Bay Municipal Utility
	District Water System Revenue,
	Build America Bonds Sub,
	5.874%, 6/1/40	1,946,755
1,111,826	CA State HFA Residential Mortgage
	Rev, Ser A, 2.900%, 2/1/42	1,099,440
		4,787,949

	Florida — 0.5%
1,009,583	FL State HFC Rev, Homeownership
	Mortgage Special Project,
	2.800%, 7/1/41	996,216

	Missouri — 0.4%
870,000	MO State Housing Development
	Commission, Special
	Homeownership Loan Program, Ser
	C, 2.650%, 11/1/40	855,314

	Ohio — 0.9%
2,065,000	Ohio Housing Finance Agency, Ser 1,
	2.650%, 11/1/41	2,030,824

	Texas — 1.4%
1,770,000	TX State Dallas Area Rapid Transit,
	Build America Bonds,
	5.999%, 12/1/44	2,276,804
850,000	TX State Texas Dept of Housing &
	Community Affairs, Ser A,
	2.800%, 3/1/36	847,628
		3,124,432

	Virginia — 0.4%
887,798	VA State Housing Development
	Authority, Pass Thru Ser B,
	2.750%, 4/25/42	866,908

	Washington — 0.8%
1,515,000	WA State of Washington, Build
	America Bonds Ser D, UTGO,
	5.481%, 8/1/39	1,870,874
	Total Municipal Bonds	$14,532,517

	U.S. Treasury Obligations — 2.9%
3,695,000	U.S. Treasury Strip, Principal,
	0.000%, 5/15/40#	1,834,250
10,429,000	U.S. Treasury Strip, Principal,
	0.000%, 5/15/43#	4,625,752
	Total U.S. Treasury Obligations	$6,460,002

	Commercial Mortgage-Backed Securities — 2.0%
1,426,024	Citigroup Commercial Mortgage Trust,
	Ser 2007-C6, Class A4,
	5.779%, 12/10/49(A)	1,427,683
1,895,110	Citigroup Commercial Mortgage Trust,
	Ser 2008-C7, Class A4,
	6.127%, 12/10/49(A)	1,914,301
505,000	Citigroup/Deutsche Bank Commercial
	Mortgage Trust, Ser 2006-CD3,
	Class AJ, 5.688%, 10/15/48	271,683
806,948	GS Mortgage Securities Corp. II, Ser
	2007-GG10, Class A4,
	5.949%, 8/10/45(A)	806,114
	Total Commercial
	Mortgage-Backed Securities	$4,419,781

	Asset-Backed Securities — 2.0%
1,513,395	321 Henderson Receivables I LLC, Ser
	2012-1A, Class A, 144a,
	4.210%, 2/16/65	1,525,698
1,039,015	321 Henderson Receivables I LLC, Ser
	2012-2A, Class A, 144a,
	3.840%, 10/15/59	1,015,659
350,957	FPL Recovery Funding LLC, Ser
	2007-A, Class A4, 5.256%, 8/1/21	365,217
1,325,000	JCP&L Transition Funding LLC, Ser
	2006-A, Class A4, 5.610%, 6/5/23	1,443,260
	Total Asset-Backed Securities	$4,349,834

50

Touchstone Total Return Bond Fund (Unaudited) (Continued)

		Market
Shares		Value

	Short-Term Investment Funds — 4.8%
9,328,273	Dreyfus Government Cash
	Management, Institutional Shares,
	0.66%∞Ω	$9,328,273
1,277,200	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.61%**∞Ω	1,277,200
	Total Short-Term Investment Funds	$10,605,473

	Total Investment Securities — 99.1%
	(Cost $219,480,097)	$217,324,979

	Other Assets in Excess of
	Liabilities — 0.9%	2,008,307

	Net Assets — 100.0%	$219,333,286

#	Strip Security - Separate trading of Registered Interest and Principal. Holders of a principal strip security are entitled to the portion of the payment representing principal only.

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2017.

(B)	Perpetual Bond - A Bond with no definite maturity date.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2017 was $1,238,450.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2017.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FREMF - Finnish Real Estate Management Federation

FRESB - Freddie Mac Multifamily Securitization Small Balance Loan

GNMA - Government National Mortgage Association

HFA - Housing Finance Authority/Agency

HFC - Housing Finance Corporation

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities were valued at $12,035,582 or 5.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$75,845,828	$—	$75,845,828
U.S. Government Agency Obligations	—	50,765,429	—	50,765,429
U.S. Government Mortgage-Backed Obligations	—	32,609,476	—	32,609,476
Agency Collateralized Mortgage Obligations	—	17,736,639	—	17,736,639
Municipal Bonds	—	14,532,517	—	14,532,517
U.S. Treasury Obligations	—	6,460,002	—	6,460,002
Commercial Mortgage-Backed Securities	—	4,419,781	—	4,419,781
Asset-Backed Securities	—	4,349,834	—	4,349,834
Short-Term Investment Funds	10,605,473	—	—	10,605,473
Total	$10,605,473	$206,719,506	$—	$217,324,979

See accompanying Notes to Financial Statements.

51

Portfolio of Investments

Touchstone Ultra Short Duration Fixed Income Fund – March 31, 2017 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 37.2%

	Financials — 16.1%
$5,389,000	Air Lease Corp., 5.625%, 4/1/17	$5,389,000
2,765,000	Bank of America Corp. MTN,
	1.700%, 8/25/17	2,769,289
2,704,000	Bank of America NA, 6.100%, 6/15/17	2,728,752
800,000	Brandywine Operating Partnership LP,
	5.700%, 5/1/17	802,405
400,000	Camden Property Trust,
	5.700%, 5/15/17	401,864
5,000,000	Canadian Imperial Bank of
	Commerce/New York NY (Canada),
	1.650%, 5/10/17(A)	5,003,490
2,700,000	Capital One Bank USA NA,
	1.300%, 6/5/17	2,699,919
6,050,000	Citibank NA, 1.490%, 3/20/19(A)	6,051,149
1,800,000	Citigroup, Inc., 1.800%, 2/5/18	1,800,925
4,800,000	Credit Suisse/New York (Switzerland)
	MTN, 1.542%, 5/26/17(A)	4,803,115
1,250,000	DDR Corp., 7.500%, 4/1/17	1,250,000
2,250,000	Equity Commonwealth,
	5.875%, 9/15/20	2,415,240
6,600,000	Equity Commonwealth,
	6.650%, 1/15/18	6,687,391
860,000	HCP, Inc., 5.625%, 5/1/17	862,552
1,790,000	Highwoods Realty LP, 7.500%, 4/15/18	1,890,295
3,200,000	HSBC Bank USA NA/New York NY,
	6.000%, 8/9/17	3,247,069
2,550,000	JPMorgan Chase & Co.,
	6.125%, 6/27/17	2,576,770
2,800,000	Mizuho Bank Ltd. (Japan), 144a,
	1.550%, 10/17/17	2,799,919
3,000,000	Moody's Corp., 1.414%, 9/4/18(A)	3,005,199
1,450,000	Morgan Stanley MTN, 6.250%, 8/28/17	1,477,769
8,685,000	Mountain Agency, Inc. (The),
	1.040%, 12/1/23(A)	8,685,000
500,000	Post Apartment Homes LP,
	4.750%, 10/15/17	504,188
2,500,000	Principal Life Global Funding II, 144a,
	1.500%, 4/18/19	2,478,858
865,000	Prologis LP, 4.000%, 1/15/18	875,273
4,000,000	Royal Bank of Canada (Canada) MTN,
	2.125%, 3/2/20	4,000,172
2,800,000	Royal Bank of Canada/New York NY
	(Canada), 1.489%, 7/28/17(A)	2,804,060
2,210,000	Simon Property Group LP, 144a,
	1.500%, 2/1/18	2,208,201
4,000,000	State Street Corp., 5.375%, 4/30/17	4,011,172
4,977,000	SunTrust Bank/Atlanta GA,
	7.250%, 3/15/18	5,226,676
5,000,000	UBS AG/Stamford CT (Switzerland)
	MTN, 1.375%, 8/14/17	5,001,360
3,765,000	Ventas Realty LP, 1.250%, 4/17/17	3,764,977
4,520,000	WEA Finance LLC / Westfield UK &
	Europe Finance PLC, 144a,
	1.750%, 9/15/17	4,521,116
2,600,000	XLIT Ltd. (Cayman Islands),
	2.300%, 12/15/18	2,616,458
		105,359,623

	Utilities — 6.1%
280,000	Commonwealth Edison Co.,
	6.150%, 9/15/17	285,741
825,000	Dominion Resources, Inc., 144a,
	1.500%, 9/30/18	817,232
2,705,000	E.ON International Finance BV
	(Netherlands), 144a,
	5.800%, 4/30/18	2,811,923
3,084,000	Exelon Corp., 1.550%, 6/9/17	3,084,093
5,000,000	Georgia Power Co., 2.000%, 3/30/20	4,971,185
700,000	ITC Holdings Corp., 144a,
	5.500%, 1/15/20	747,628
9,000,000	Jersey Central Power & Light Co.,
	5.650%, 6/1/17	9,054,639
5,900,000	Kentucky Power Co., 144a,
	6.000%, 9/15/17	6,010,867
800,000	New York State Electric & Gas Corp.,
	144a, 6.150%, 12/15/17	823,217
1,400,000	NiSource Finance Corp.,
	5.250%, 9/15/17	1,419,827
1,178,000	Oklahoma Gas & Electric Co.,
	6.500%, 7/15/17	1,192,954
700,000	Oncor Electric Delivery Co. LLC,
	5.000%, 9/30/17	712,285
900,000	South Carolina Electric & Gas Co.,
	5.250%, 11/1/18	947,120
451,000	Southern Electric Generating Co.,
	144a, 2.200%, 12/1/18	453,918
650,000	TECO Finance, Inc., 6.572%, 11/1/17	667,556
4,500,000	United Utilities PLC (United Kingdom),
	4.550%, 6/19/18	4,636,557
1,255,000	West Penn Power Co., 144a,
	5.950%, 12/15/17	1,290,558
		39,927,300

	Industrials — 3.0%
4,404,000	Experian Finance PLC (United
	Kingdom), 144a, 2.375%, 6/15/17	4,409,633
1,880,000	Johnson Controls International PLC
	(Ireland), 1.400%, 11/2/17	1,876,195
1,550,000	Norfolk Southern Corp.,
	7.700%, 5/15/17	1,560,965
1,000,000	Penske Truck Leasing Co. LP / PTL
	Finance Corp., 144a,
	3.750%, 5/11/17	1,002,274
958,000	SBA Tower Trust, 144a,
	2.898%, 10/15/19	960,977
3,555,000	SBA Tower Trust, 144a,
	2.933%, 12/11/17	3,556,753
6,200,000	Temple-Inland, Inc., 6.625%, 1/15/18	6,428,079
		19,794,876

52

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 37.2% (Continued)

	Consumer Discretionary — 2.7%
$6,250,000	Blue Hen Hotel LLC, 1.250%, 9/1/27(A)	$6,250,000
3,300,000	Hasbro, Inc., 6.300%, 9/15/17	3,368,062
325,000	Hyundai Capital America, 144a,
	4.000%, 6/8/17	326,328
4,900,000	Lear Corp., 4.750%, 1/15/23	5,075,709
1,800,000	Marriott International, Inc. MD,
	6.375%, 6/15/17	1,817,150
1,000,000	Newell Brands, Inc., 5.000%, 11/15/23	1,071,663
		17,908,912

	Consumer Staples — 2.5%
4,370,000	Bunge Ltd. Finance Corp.,
	3.200%, 6/15/17	4,384,688
1,239,000	Constellation Brands, Inc.,
	3.875%, 11/15/19	1,290,561
7,258,000	Constellation Brands, Inc.,
	7.250%, 5/15/17	7,298,325
1,000,000	Diageo Capital PLC (United Kingdom),
	1.500%, 5/11/17	1,000,040
500,000	Reynolds American, Inc.,
	2.300%, 8/21/17	501,404
1,500,000	RJ Reynolds Tobacco Co.,
	2.300%, 8/21/17	1,504,212
		15,979,230

	Health Care — 2.2%
4,800,000	Amgen, Inc., 1.430%, 5/22/17(A)	4,802,314
1,955,000	Catholic Health Initiatives,
	1.600%, 11/1/17	1,952,955
7,700,000	Dignity Health, 2.637%, 11/1/19	7,725,610
		14,480,879

	Information Technology — 1.6%
3,200,000	Diamond 1 Finance Corp. / Diamond
	2 Finance Corp., 144a,
	3.480%, 6/1/19	3,279,078
2,040,000	Fidelity National Information Services,
	Inc., 1.450%, 6/5/17	2,039,755
4,850,000	Hewlett Packard Enterprise Co.,
	2.450%, 10/5/17	4,864,152
		10,182,985

	Telecommunication Services — 1.4%
4,000,000	BellSouth LLC, 144a, 4.400%, 4/26/17	4,008,320
2,435,000	Cox Communications, Inc., 144a,
	6.250%, 6/1/18	2,548,498
406,000	Crown Castle Towers LLC, 144a,
	6.113%, 1/15/20	439,602
2,000,000	DIRECTV Holdings LLC / DIRECTV
	Financing Co., Inc., 1.750%, 1/15/18	2,000,720
		8,997,140

	Energy — 0.8%
1,800,000	BP Capital Markets PLC (United
	Kingdom), 1.846%, 5/5/17	1,800,873
775,000	Cameron International Corp.,
	1.400%, 6/15/17	775,369
800,000	Questar Pipeline LLC, 5.830%, 2/1/18	824,372
1,500,000	Ras Laffan Liquefied Natural Gas Co.
	(Qatar), 6.750%, 9/30/19	1,661,250
339,210	Ras Laffan Liquefied Natural Gas Co.
	Ltd. II (Qatar), 144a, 5.298%, 9/30/20	356,320
		5,418,184

	Materials — 0.8%
4,900,000	Cabot Corp., 2.550%, 1/15/18	4,926,916
300,000	Domtar Corp., 10.750%, 6/1/17	303,412
		5,230,328
	Total Corporate Bonds	$243,279,457

	Asset-Backed Securities — 37.0%
504,474	Acis CLO, Ser 2013-2A, Class A, 144a,
	1.523%, 10/14/22(A)	504,404
4,250,000	American Credit Acceptance
	Receivables Trust, Ser 2013-2, Class
	D, 144a, 5.920%, 8/17/20	4,299,104
4,919,902	American Credit Acceptance
	Receivables Trust, Ser 2014-2, Class
	C, 144a, 3.590%, 3/10/20	4,938,960
7,750,000	American Credit Acceptance
	Receivables Trust, Ser 2014-3, Class
	D, 144a, 4.700%, 11/10/21	7,868,418
4,875,000	American Credit Acceptance
	Receivables Trust, Ser 2014-4, Class
	C, 144a, 4.250%, 10/12/20	4,947,474
698,453	American Credit Acceptance
	Receivables Trust, Ser 2015-3, Class
	A, 144a, 1.950%, 9/12/19	698,491
2,359,747	American Homes 4 Rent, Ser
	2014-SFR1, Class A, 144a,
	1.943%, 6/17/31(A)	2,360,481
1,366,385	AmeriCredit Automobile Receivables,
	Ser 2013-2, Class C, 1.790%, 3/8/19	1,367,159
3,122,453	AmeriCredit Automobile Receivables
	Trust, Ser 2013-4, Class C,
	2.720%, 9/9/19	3,134,638
2,294,000	Ascentium Equipment Receivables,
	Ser 2015-2A, Class D, 144a,
	3.440%, 10/12/21	2,327,473
4,070,761	Ascentium Equipment Receivables
	Trust, Ser 2016-1A, Class A2, 144a,
	1.750%, 11/13/18	4,077,209
330,098	Bayview Financial Acquisition Trust,
	Ser 2004-C, Class M1,
	1.958%, 5/28/44(A)	330,326
2,358,194	BlueMountain CLO II Ltd., Ser 2006-2A,
	Class A1, 144a, 1.305%, 7/15/18(A)	2,357,017
4,420,000	BlueMountain CLO II Ltd., Ser 2006-2A,
	Class C, 144a, 1.855%, 7/15/18(A)	4,409,648
3,251,675	BlueVirgo Trust, Ser 2015-1A, 144a,
	3.000%, 12/15/22	3,274,860

53

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 37.0% (Continued)
$3,345,000	California Republic Auto Receivables
	Trust, Ser 2013-2, Class C,
	3.320%, 8/17/20	$3,386,905
6,710,000	Capital Auto Receivables Asset Trust,
	Ser 2014-1, Class E, 144a,
	4.090%, 9/22/22	6,806,361
5,710,000	Capital Auto Receivables Asset Trust,
	Ser 2014-3, Class E, 3.940%, 4/20/23	5,792,852
589,189	CarFinance Capital Auto Trust, Ser
	2013-1A, Class B, 144a,
	2.750%, 11/15/18	590,054
7,930,000	CarFinance Capital Auto Trust, Ser
	2013-2A, Class D, 144a,
	5.930%, 8/15/19	8,133,718
770,727	CarFinance Capital Auto Trust, Ser
	2015-1A, Class A, 144a,
	1.750%, 6/15/21	770,987
1,540,290	Cazenovia Creek Funding I LLC, Ser
	2015-1A, Class A, 144a,
	2.000%, 12/10/23	1,529,700
424,896	CCG Receivables Trust, Ser 2014-1,
	Class A2, 144a, 1.060%, 11/15/21	424,703
8,485,000	Chrysler Capital Auto Receivables
	Trust, Ser 2013-BA, Class D, 144a,
	2.890%, 10/15/20	8,518,096
1,819,500	CNH Equipment Trust, Ser 2014-C,
	Class A3, 1.050%, 11/15/19	1,817,314
18,968	College & University Facility Loan
	Trust, Ser 2, Class D, 4.000%, 6/1/18	18,968
368,381	Countrywide Asset-Backed
	Certificates, Ser 2004-12, Class MV3,
	1.972%, 3/25/35(A)	368,437
10,905,676	Credit Acceptance Auto Loan Trust,
	Ser 2014-2A, Class A, 144a,
	1.880%, 3/15/22	10,918,691
10,618,753	Credit Acceptance Auto Loan Trust,
	Ser 2015-1A, Class A, 144a,
	2.000%, 7/15/22	10,637,038
198,613	Credit-Based Asset Servicing and
	Securitization LLC, Ser 2006-SC1,
	Class A, 144a, 1.252%, 5/25/36(A)	197,820
2,725,000	Dell Equipment Finance Trust, Ser
	2015-1, Class D, 144a,
	2.840%, 9/22/20	2,728,512
4,500,000	Dell Equipment Finance Trust, Ser
	2015-2, Class C, 144a,
	2.750%, 9/22/20	4,517,446
123,083	Dell Equipment Finance Trust, Ser
	2016-1, Class A1, 144a,
	0.850%, 7/24/17	123,064
3,000,000	Dell Equipment Finance Trust, Ser
	2016-1, Class A2, 144a,
	1.430%, 9/24/18	3,000,139
5,991,380	DT Auto Owner Trust, Ser 2015-1A,
	Class C, 144a, 2.870%, 11/16/20	6,023,981
980,542	Elara HGV Timeshare Issuer LLC, Ser
	2014-A, Class A, 144a,
	2.530%, 2/25/27	974,712
350,024	Exeter Automobile Receivables Trust,
	Ser 2015-1A, Class A, 144a,
	1.600%, 6/17/19	349,950
4,450,000	First Investors Auto Owner Trust, Ser
	2014-1A, Class B, 144a,
	2.260%, 1/15/20	4,461,767
1,945,752	First Investors Auto Owner Trust, Ser
	2016-2A, Class A1, 144a,
	1.530%, 11/16/20	1,943,022
2,664,833	Flagship Credit Auto Trust, Ser 2016-3,
	Class A1, 144a, 1.610%, 12/15/19	2,662,901
1,471,090	FNA 2015-1 Trust, Ser 2015-1, Class A,
	144a, 3.240%, 12/10/23	1,462,264
3,165,259	GLS Auto Receivables Trust, Ser
	2016-1A, Class A, 144a,
	2.730%, 10/15/20	3,168,951
4,053,972	GreatAmerica Leasing Receivables
	Funding LLC Series, Ser 2016-1,
	Class A2, 144a, 1.570%, 5/21/18	4,055,386
7,910,000	Kingsland IV Ltd., Ser 2007-4A, Class C,
	144a, 1.673%, 4/16/21(A)	7,788,906
2,658,921	Leaf Receivables Funding 11 LLC, Ser
	2016-1, Class A2, 144a,
	1.720%, 7/15/18	2,656,688
1,576	MMAF Equipment Finance LLC, Ser
	2012-AA, Class A4, 144a,
	1.350%, 10/10/18	1,576
2,271,614	Morgan Stanley ABS Capital I, Inc.
	Trust, Ser 2006-NC1, Class A4,
	1.282%, 12/25/35(A)	2,236,421
2,173,620	Navitas Equipment Receivables LLC,
	Ser 2016-1, Class A1, 144a,
	1.100%, 9/15/17	2,170,756
6,600,000	Navitas Equipment Receivables LLC,
	Ser 2016-1, Class A2, 144a,
	2.200%, 6/15/21	6,591,919
2,955,269	OneMain Direct Auto Receivables
	Trust, Ser 2016-1A, Class A, 144a,
	2.040%, 1/15/21	2,960,616
2,142,947	Orange Lake Timeshare Trust, Ser
	2012-AA, Class A, 144a,
	3.450%, 3/10/27	2,161,210
1,023,535	Orange Lake Timeshare Trust, Ser
	2014-AA, Class A, 144a,
	2.290%, 7/9/29	1,012,809
323,850	Park Place Securities, Inc. Asset Backed
	Pass Through Certificates, Ser
	2005-WHQ3, Class M2,
	1.657%, 6/25/35(A)	323,511
337,834	Prestige Auto Receivables Trust, Ser
	2014-1A, Class A3, 144a,
	1.520%, 4/15/20	337,825
4,742,289	Rockwall CDO II Ltd., Ser 2007-1A,
	Class A1LA, 144a, 1.284%, 8/1/24(A)	4,738,514

54

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 37.0% (Continued)
$4,446,216	Santander Drive Auto Receivables
	Trust, Ser 2012-AA, Class D, 144a,
	2.460%, 12/17/18	$4,454,896
539,664	Santander Drive Auto Receivables
	Trust, Ser 2013-1, Class C,
	1.760%, 1/15/19	539,830
200,000	Santander Drive Auto Receivables
	Trust, Ser 2013-1, Class D,
	2.270%, 1/15/19	200,467
1,409,120	Santander Drive Auto Receivables
	Trust, Ser 2013-2, Class C,
	1.950%, 3/15/19	1,410,318
7,038,000	Santander Drive Auto Receivables
	Trust, Ser 2013-5, Class D,
	2.730%, 10/15/19	7,105,203
9,200,000	Santander Drive Auto Receivables
	Trust, Ser 2014-1, Class E,
	3.920%, 5/17/21	9,335,023
1,709,696	Santander Drive Auto Receivables
	Trust, Ser 2015-1, Class B,
	1.970%, 11/15/19	1,712,237
4,725,000	Securitized Equipment Receivables
	Trust, Ser 2017-1A,
	2.760%, 12/13/22	4,717,394
2,517,180	Sierra Timeshare Receivables Funding
	LLC, Ser 2012-3A, Class A, 144a,
	1.870%, 8/20/29	2,514,949
1,151,966	Sierra Timeshare Receivables Funding
	LLC, Ser 2013-1A, Class A, 144a,
	1.590%, 11/20/29	1,148,928
2,134,541	Sierra Timeshare Receivables Funding
	LLC, Ser 2013-3A, Class A, 144a,
	2.200%, 10/20/30	2,134,346
861,435	Sierra Timeshare Receivables Funding
	LLC, Ser 2014-1A, Class A, 144a,
	2.070%, 3/20/30	860,607
641,875	Sierra Timeshare Receivables Funding
	LLC, Ser 2014-2A, Class A, 144a,
	2.050%, 6/20/31	640,861
1,776,747	Sierra Timeshare Receivables Funding
	LLC, Ser 2014-3A, Class A, 144a,
	2.300%, 10/20/31	1,777,349
1,830,000	Stoney Lane Funding I Corp., Ser
	2007-1A, Class B, 144a,
	1.723%, 4/18/22(A)	1,806,689
1,474,627	Tidewater Auto Receivables Trust, Ser
	2016-AA, Class A2, 144a,
	2.300%, 9/15/19	1,474,185
2,417,712	United Auto Credit Securitization
	Trust, Ser 2016-2, Class A, 144a,
	1.670%, 9/10/18	2,419,244
3,281,657	Welk Resorts LLC, Ser 2013-AA, Class
	A, 144a, 3.100%, 3/15/29	3,301,161
2,066,421	Westgate Resorts LLC, Ser 2015-1A,
	Class A, 144a, 2.750%, 5/20/27	2,072,425
5,715,712	Westgate Resorts LLC, Ser 2016-1A,
	Class A, 144a, 3.500%, 12/20/28	5,743,484
4,040,554	Westlake Automobile Receivables
	Trust, Ser 2014-2A, Class C, 144a,
	2.240%, 4/15/20	4,046,359
148,416	Westlake Automobile Receivables
	Trust, Ser 2015-2A, Class A2A, 144a,
	1.280%, 7/16/18	148,405
411,140	Westlake Automobile Receivables
	Trust, Ser 2016-1A, Class A2A, 144a,
	1.820%, 1/15/19	411,615
2,119,878	Westlake Automobile Receivables
	Trust, Ser 2016-1A, Class A2B, 144a,
	1.962%, 1/15/19(A)	2,125,131
4,329,979	Westlake Automobile Receivables
	Trust, Ser 2016-2A, Class A2, 144a,
	1.570%, 6/17/19	4,331,153
266,834	Westwood CDO II Ltd., Ser 2007-2A,
	Class A1, 144a, 1.258%, 4/25/22(A)	266,774
	Total Asset-Backed Securities	$241,959,185

	Commercial Mortgage-Backed Securities — 8.0%
6,344,522	BAMLL Re-REMIC Trust, Ser 2014-FRR7,
	Class A, 144a, 3.232%, 10/26/44(A)	6,341,345
4,069,402	CD Mortgage Trust, Ser 2006-CD3,
	Class AM, 5.648%, 10/15/48	4,150,526
5,645,000	CDGJ Commercial Mortgage Trust, Ser
	2014-BXCH, Class B, 144a,
	2.762%, 12/15/27(A)	5,648,528
5,042,000	COMM Mortgage Trust, Ser
	2016-SAVA, Class A, 144a,
	2.632%, 10/15/34(A)	5,067,272
3,060,746	Commercial Mortgage Loan Trust, Ser
	2008-LS1, Class A4B,
	6.101%, 12/10/49(A)	3,091,117
229,146	DBRR Trust, Ser 2013-EZ3, Class A,
	144a, 1.636%, 12/18/49(A)	228,959
1,042,123	DBUBS Mortgage Trust, Ser
	2011-LC2A, Class A1FL, 144a,
	2.208%, 7/12/44(A)	1,055,672
7,373,536	EQTY Mortgage Trust, Ser 2014-INNS,
	Class A, 144a, 1.697%, 5/8/31(A)	7,380,453
34,533	FDIC Guaranteed Notes, Ser 2010-C1,
	Class A, 144a, 2.980%, 12/6/20	34,722
4,965,000	Hyatt Hotel Portfolio Trust, Ser
	2015-HYT, Class A, 144a,
	2.162%, 11/15/29(A)	4,977,359
6,050,000	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2014-INN, Class D, 144a,
	3.262%, 6/15/29(A)	6,050,001
1,914,554	PFP Ltd., Ser 2015-2, Class A, 144a,
	2.378%, 7/14/34(A)	1,913,617
15,609,693	UBS-Citigroup Commercial Mortgage
	Trust, Ser 2011-C1, Class XA, 144a,
	2.263%, 1/10/45(A)(B)	1,301,408

55

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 8.0% (Continued)
$5,000,000	Wells Fargo Commercial Mortgage
	Trust, Ser 2014-TISH, Class B, 144a,
	2.262%, 2/15/27(A)	$5,016,130
	Total Commercial
	Mortgage-Backed Securities	$52,257,109

	U.S. Government Mortgage-Backed
	Obligations — 5.4%
144,193	FHLMC, Pool #1B1580,
	3.086%, 3/1/34(A)	154,033
150,968	FHLMC, Pool #1B2629,
	3.250%, 11/1/34(A)	160,418
420,026	FHLMC, Pool #1B7189,
	3.806%, 3/1/36(A)	448,077
124,888	FHLMC, Pool #1G1471,
	3.170%, 1/1/37(A)	131,894
788,197	FHLMC, Pool #1H1354,
	2.791%, 11/1/36(A)	835,979
81,950	FHLMC, Pool #1H2524,
	2.868%, 8/1/35(A)	86,597
435,251	FHLMC, Pool #1J1813,
	3.175%, 8/1/37(A)	463,303
290,814	FHLMC, Pool #1K1238,
	2.783%, 7/1/36(A)	308,487
172,648	FHLMC, Pool #1L0087,
	2.756%, 6/1/35(A)	181,866
380,432	FHLMC, Pool #1L0147,
	2.803%, 7/1/35(A)	403,216
247,845	FHLMC, Pool #1L1288,
	2.879%, 5/1/36(A)	262,329
197,284	FHLMC, Pool #1Q0080,
	2.946%, 1/1/36(A)	208,171
464,298	FHLMC, Pool #1Q0119,
	3.074%, 9/1/36(A)	493,677
885,816	FHLMC, Pool #1Q0187,
	3.110%, 12/1/36(A)	942,952
534,434	FHLMC, Pool #1Q0339,
	3.312%, 4/1/37(A)	565,589
149,743	FHLMC, Pool #1Q0669,
	3.116%, 11/1/37(A)	157,659
620,475	FHLMC, Pool #1Q1303,
	2.796%, 11/1/36(A)	657,647
770,647	FHLMC, Pool #781515,
	2.829%, 4/1/34(A)	814,958
327,329	FHLMC, Pool #782760,
	2.787%, 11/1/36(A)	347,068
276,016	FHLMC, Pool #847795,
	2.827%, 4/1/35(A)	291,216
165,209	FHLMC, Pool #848088,
	2.900%, 4/1/35(A)	174,835
535,187	FHLMC, Pool #848539,
	2.877%, 4/1/37(A)	572,185
1,350,869	FHLMC, Pool #848583,
	2.898%, 1/1/36(A)	1,427,838
19,022	FHLMC, Pool #A92646, 5.500%, 6/1/40	21,608
17,748	FHLMC, Pool #C03505, 5.500%, 6/1/40	19,700
70,172	FHLMC, Pool #C66916, 7.000%, 5/1/32	78,803
14,453	FHLMC, Pool #D94598, 6.500%, 4/1/21	15,291
57,434	FHLMC, Pool #G01840, 5.000%, 7/1/35	63,104
600,544	FHLMC, Pool #G11769,
	5.000%, 10/1/20	623,452
384,114	FHLMC, Pool #G11773,
	5.000%, 10/1/20	398,930
1,491	FHLMC, Pool #G30085,
	7.500%, 10/1/17	1,497
198,208	FHLMC, Pool #J10895,
	4.000%, 10/1/19	205,091
181,004	FNMA, Pool #254868, 5.000%, 9/1/33	198,463
85,106	FNMA, Pool #256272, 5.500%, 6/1/26	94,450
146,520	FNMA, Pool #256852, 6.000%, 8/1/27	165,459
32,181	FNMA, Pool #323832, 7.500%, 7/1/29	37,664
2,483	FNMA, Pool #334593, 7.000%, 5/1/24	2,727
155,533	FNMA, Pool #555380,
	3.123%, 4/1/33(A)	163,825
58,183	FNMA, Pool #665773, 7.500%, 6/1/31	60,132
115,385	FNMA, Pool #679742,
	3.032%, 1/1/40(A)	119,025
80,031	FNMA, Pool #681842,
	2.901%, 2/1/33(A)	83,903
161,660	FNMA, Pool #681898,
	2.756%, 4/1/33(A)	170,134
193,557	FNMA, Pool #725245,
	2.762%, 2/1/34(A)	203,986
201,181	FNMA, Pool #725424, 5.500%, 4/1/34	225,288
1,269,750	FNMA, Pool #725490,
	2.760%, 4/1/34(A)	1,354,456
60,292	FNMA, Pool #735439, 6.000%, 9/1/19	61,762
35,542	FNMA, Pool #735484, 5.000%, 5/1/35	38,889
149,088	FNMA, Pool #735539,
	2.927%, 4/1/35(A)	157,145
82,890	FNMA, Pool #743207,
	2.912%, 10/1/33(A)	86,670
48,745	FNMA, Pool #745467,
	3.387%, 4/1/36(A)	51,360
67,590	FNMA, Pool #745790,
	2.743%, 8/1/36(A)	71,195
340,576	FNMA, Pool #761411, 4.500%, 5/1/19	349,288
106,237	FNMA, Pool #784365,
	2.799%, 5/1/34(A)	110,434
248,780	FNMA, Pool #791978,
	2.817%, 9/1/34(A)	259,014
89,728	FNMA, Pool #804001,
	2.721%, 10/1/34(A)	94,227
56,196	FNMA, Pool #809897,
	3.192%, 3/1/35(A)	59,716
223,295	FNMA, Pool #813170,
	3.200%, 1/1/35(A)	233,637
1,157,955	FNMA, Pool #815323,
	2.787%, 1/1/35(A)	1,203,895
201,958	FNMA, Pool #820364,
	2.095%, 4/1/35(A)	208,624

56

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed
	Obligations — 5.4% (Continued)
$579,092	FNMA, Pool #827787,
	2.799%, 5/1/35(A)	$602,350
80,544	FNMA, Pool #828480,
	2.980%, 6/1/35(A)	85,702
132,927	FNMA, Pool #839239,
	3.010%, 9/1/35(A)	140,539
107,597	FNMA, Pool #888179,
	3.406%, 2/1/37(A)	114,285
68,175	FNMA, Pool #888548,
	2.787%, 5/1/35(A)	71,791
121,182	FNMA, Pool #889060, 6.000%, 1/1/38	137,960
116,038	FNMA, Pool #889061, 6.000%, 1/1/38	133,876
7,525	FNMA, Pool #889382, 5.500%, 4/1/38	8,519
420,803	FNMA, Pool #922674,
	3.368%, 4/1/36(A)	448,372
182,707	FNMA, Pool #931676, 5.500%, 1/1/19	186,833
205,961	FNMA, Pool #950385,
	2.277%, 8/1/37(A)	211,127
60,721	FNMA, Pool #960376, 5.500%, 12/1/37	67,613
8,587	FNMA, Pool #995284, 5.500%, 3/1/20	8,655
502,856	FNMA, Pool #AA1150, 4.000%, 4/1/23	519,822
11,796	FNMA, Pool #AD0941, 5.500%, 4/1/40	13,415
90,857	FNMA, Pool #AE0363, 5.000%, 7/1/37	99,430
241,196	FNMA, Pool #AE0727, 4.000%, 10/1/20	249,334
123,218	FNMA, Pool #AE5441, 5.000%, 10/1/40	134,824
206,895	FNMA, Pool #AI6588, 4.000%, 7/1/26	217,873
216,806	FNMA, Pool #AI8506, 4.000%, 8/1/26	228,449
202,072	FNMA, Pool #AL0211, 5.000%, 4/1/41	220,969
33,940	FNMA, Pool #AL0302, 5.000%, 4/1/24	36,140
1,299,128	FNMA, Pool #AL0478,
	3.149%, 4/1/36(A)	1,379,021
339,365	FNMA, Pool #AL0543, 5.000%, 7/1/41	373,541
182,373	FNMA, Pool #AL1105, 4.500%, 12/1/40	197,400
77,332	FNMA, Pool #AL2591, 5.500%, 5/1/38	81,817
835,359	FNMA, Pool #AL5275,
	2.708%, 9/1/37(A)	869,725
4,050,828	FNMA, Pool #AL7396,
	2.779%, 2/1/37(A)	4,213,184
12,693	GNMA, Pool #344233, 8.000%, 2/15/23	13,646
59,224	GNMA, Pool #345123,
	8.000%, 12/15/23	64,362
6,098	GNMA, Pool #569337, 6.500%, 4/15/22	6,494
14,563	GNMA, Pool #780322,
	8.000%, 11/15/22	16,033
33	GNMA, Pool #780327,
	8.000%, 11/15/17	33
614,385	GNMA, Pool #80826,
	2.000%, 2/20/34(A)	637,110
265,747	GNMA, Pool #80889,
	2.125%, 4/20/34(A)	275,951
453,146	GNMA, Pool #81016,
	2.125%, 8/20/34(A)	469,698
434	GNMA, Pool #814, 8.000%, 8/20/17	435
996,030	GNMA, Pool #82760,
	2.000%, 3/20/41(A)	1,027,179
1,485	GNMA, Pool #8426,
	3.000%, 11/20/18(A)	1,487
873,384	GNMA, Pool #MA2392,
	2.000%, 11/20/44(A)	899,880
3,227,261	GNMA, Pool #MA2466,
	2.000%, 12/20/44(A)	3,331,460
	Total U.S. Government Mortgage-Backed Obligations	$35,179,172

	Commercial Paper — 3.5%
10,000,000	Church & Dwight Co. Inc., 1.070%,
	4/3/17(C)	9,999,082
10,000,000	Cintas Corp., 1.070%, 4/3/17(C)	9,999,099
2,700,000	MDU Resourses Group, Inc., 1.080%,
	4/3/17(C)	2,699,757
	Total Commercial Paper	$22,697,938

	Municipal Bonds — 3.3%

	California — 0.8%
2,340,000	CA St Enterprise Dev Authority, Txbl
	Variable J Harris Indl Wt, (LOC: City
	National Bank), 144a, 1.230%,
	9/1/41	2,340,000
730,000	CA St Infrastructure & Economic Dev
	Bank, Txbl Studio Moulding, Ser B,
	(LOC: Comerica Bank), 1.980%,
	12/1/28	730,000
110,000	CA St Infrastructure & Economic Dev
	Bank, Txbl Tobinworld Pj, Ser B,
	(LOC: Comerica Bank), 1.980%,
	11/1/36	110,000
1,885,000	CA St Infrastructure & Economic Dev
	Bank, Variable Canyon Plastics Inc P,
	(LOC: Bank Of West (The), 1.110%,
	12/1/39	1,885,000
		5,065,000

	Connecticut — 0.1%
425,000	State of Connecticut, Ser A, UTGO,
	1.830%, 5/15/18(A)	426,798

	Florida — 0.8%
5,000,000	State Brd of Admin Fin Corp., Txbl Ser
	A, 2.163%, 7/1/19	5,039,600

	Indiana — 0.3%
2,000,000	Indiana Finance Authority, Ref Amt
	Republic Svcs Inc Proj, Ser A,
	1.200%, 5/1/34(A)	1,999,960

	Massachusetts — 0.4%
2,726,000	MA St Edu Fin Auth, Ser B 1, 2.733%,
	1/1/31(A)	2,723,301

57

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Municipal Bonds — 3.3% (Continued)

	Minnesota — 0.3%
$1,000,000	Saint Paul MN Hsg & Redev Auth, Txbl
	Ref Healthpartners Oblig, 1.400%,
	7/1/17	$1,000,250
1,095,000	Saint Paul MN Hsg & Redev Auth, Txbl
	Ref Healthpartners Oblig, 1.838%,
	7/1/18	1,096,796
		2,097,046

	New Mexico — 0.0%
30,000	New Mexico Educational Assistance
	Foundation, 1.705%, 12/1/28(A)	30,007

	New York — 0.5%
3,450,000	Brookhaven NY IDA, Variable
	Intercounty Asso, (LOC: Capital One
	NA), 1.050%, 1/1/25	3,450,000

	South Carolina — 0.1%
535,000	Spartanburg SC Wtrwks Rev, Txbl Ref
	Sys Ser B, 1.519%, 12/1/17	535,487
280,000	Spartanburg SC Wtrwks Rev, Txbl Ref
	Sys Ser B, 1.785%, 12/1/18	281,100
		816,587
	Total Municipal Bonds	$21,648,299

	Non-Agency Collateralized Mortgage
	Obligations — 2.5%
2,947,338	Bear Stearns ARM Trust, Ser 2003-1,
	Class 5A1, 3.047%, 4/25/33(A)††	2,962,076
318,467	Bear Stearns ARM Trust, Ser 2004-1,
	Class 13A3, 3.715%, 4/25/34(A)††	308,688
237,493	Bear Stearns Asset Backed Securities
	Trust, Ser 2003-AC7, Class A2,
	5.750%, 1/25/34(D)††	243,491
88,904	Community Program Loan Trust, Ser
	1987-A, Class A5, 4.500%, 4/1/29	88,404
551,546	CSMC Trust, Ser 2012-CIM1, Class A1,
	144a, 3.380%, 2/25/42(A)	554,864
78,107	FDIC Structured Sale Guaranteed
	Notes, Ser 2010-S3, Class A, 144a,
	2.740%, 12/3/20	78,300
195,655	JP Morgan Mortgage Trust, Ser
	2006-A4, Class 2A2,
	3.082%, 6/25/36(A)	175,419
22,110	Merrill Lynch Mortgage Investors
	Trust, Ser 2003-A1, Class 2A,
	3.365%, 12/25/32(A)	21,905
194,684	Merrill Lynch Mortgage Investors
	Trust, Ser 2004-1, Class 1A,
	3.001%, 12/25/34(A)	191,981
1,316,264	Mill City Mortgage Trust, Ser 2015-1,
	Class A1, 144a, 2.230%, 6/25/56(A)	1,320,862
705,948	People's Choice Home Loan Securities
	Trust Series, Ser 2005-1, Class M3,
	1.852%, 1/25/35(A)	706,833
1,009,624	RFMSI Trust, Ser 2007-SA1, Class 1A1,
	3.416%, 2/25/37(A)	847,896
4,737,909	Springleaf Mortgage Loan Trust, Ser
	2013-3A, Class A, 144a,
	1.870%, 9/25/57(A)	4,733,566
3,310,121	Towd Point Mortgage Trust, Ser
	2015-4, Class A1B, 144a,
	2.750%, 4/25/55(A)	3,313,603
192,386	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-G, Class
	A1, 2.895%, 6/25/33(A)	192,759
502,378	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-M, Class
	A1, 3.000%, 12/25/33(A)	504,086
	Total Non-Agency Collateralized
	Mortgage Obligations	$16,244,733

	U.S. Government Agency Obligations — 1.1%
5,000,000	Overseas Private Investment Corp.,
	0.900%, 7/20/22(A)	5,000,000
2,100,000	Overseas Private Investment Corp.,
	0.900%, 10/15/33(A)	2,100,000
26,972	Small Business Administration
	Participation Certificates, Ser
	2002-20A, Class 1, 6.140%, 1/1/22	28,872
39,672	Small Business Administration
	Participation Certificates, Ser
	2003-20E, Class 1, 4.640%, 5/1/23	41,699
198,468	Small Business Administration Pools,
	1.150%, 1/25/26(A)	198,013
162,592	Small Business Administration Pools,
	1.250%, 4/25/28(A)	162,644
	Total U.S. Government Agency
	Obligations	$7,531,228

	Agency Collateralized Mortgage
	Obligations — 0.5%
125,095,654	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K504 Class
	X1, 0.222%, 9/25/20(A)(B)	649,397
40,093	FHLMC REMIC, Ser 2510 Class TA,
	4.000%, 6/15/32	40,910
433,346	FHLMC REMIC, Ser 2770 Class FH,
	1.312%, 3/15/34(A)	433,097
90,494	FHLMC REMIC, Ser 3414 Class MB,
	4.250%, 12/15/19	91,810
8,241	FHLMC REMIC, Ser 4459 Class NG,
	6.500%, 10/15/24	8,333
242,674	FNMA REMIC, Ser 2003-119, Class PU,
	4.000%, 11/25/33	245,663
88,689	FNMA REMIC, Ser 2003-33, Class AM,
	4.250%, 5/25/33	93,735
81,023	FNMA REMIC, Ser 2003-42, Class CA,
	4.000%, 5/25/33	84,220
349,776	FNMA REMIC, Ser 2003-81, Class FE,
	1.482%, 9/25/33(A)	351,128

58

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Agency Collateralized Mortgage
	Obligations — 0.5% (Continued)
$25,520	FNMA REMIC, Ser 2008-35, Class IO,
	4.500%, 4/25/23(B)	$133
102,212	FNMA REMIC, Ser 2010-13, Class WD,
	4.250%, 3/25/25	104,501
3,287	FNMA REMIC, Ser 2010-54, Class NA,
	4.500%, 10/25/39	3,286
75,567	FNMA REMIC, Ser 2011-52, Class AH,
	2.750%, 10/25/18	75,917
331,920	FNMA REMIC, Ser 2012-102, Class NA,
	1.500%, 9/25/27	321,508
142,031	FNMA REMIC Trust, Ser 2001-W4, Class
	AF5, 6.114%, 2/25/32(D)	172,503
144,654	GNMA, Ser 2002-72, Class AB,
	4.500%, 10/20/32	155,128
13,094,503	GNMA, Ser 2011-142, Class IO,
	0.611%, 9/16/46(A)(B)	294,491
72,597	GNMA, Ser 2011-161, Class A,
	1.738%, 1/16/34	72,512
110,903	GNMA, Ser 2011-57, Class BA,
	3.000%, 5/20/40	112,586
210,120	GNMA, Ser 2012-27, Class A,
	1.614%, 7/16/39	205,203
	Total Agency Collateralized
	Mortgage Obligations	$3,516,061

Shares

	Short-Term Investment Fund — 0.0%
92,240	Dreyfus Government Cash
	Management, Institutional Shares,
	0.66%∞Ω	92,240

	Total Investment Securities —98.5%
	(Cost $644,296,274)	$644,405,422

	Other Assets in Excess of Liabilities — 1.5%	9,710,823

	Net Assets — 100.0%	$654,116,245

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2017.

(B)	Interest only security.This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(C)	Rate reflects yield at the time of purchase.

(D)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect as of March 31, 2017.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2017.

Portfolio Abbreviations:

ARM - Adjustable Rate Mortgage

CDO - Collateralized Debt Obligations

CLO - Collateralized Loan Obligations

FDIC - Federal Deposit Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

IDA - Industrial Development Agency

LLC - Limited Liability Company

LOC - Letter of Credit

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities were valued at $301,370,063 or 46.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

59

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$243,279,457	$—	$243,279,457
Asset-Backed Securities	—	241,959,185	—	241,959,185
Commercial Mortgage-Backed Securities	—	52,257,109	—	52,257,109
U.S. Government Mortgage-Backed Obligations	—	35,179,172	—	35,179,172
Commercial Paper	—	22,697,938	—	22,697,938
Municipal Bonds	—	21,648,299	—	21,648,299
Non-Agency Collateralized Mortgage Obligations	—	16,244,733	—	16,244,733
U.S. Government Agency Obligations	—	7,531,228	—	7,531,228
Agency Collateralized Mortgage Obligations	—	3,516,061	—	3,516,061
Short-Term Investment Fund	92,240	—	—	92,240
Total	$92,240	$644,313,182	$—	$644,405,422

See accompanying Notes to Financial Statements.

60

This page intentionally left blank.

61

Statements of Assets and Liabilities

March 31, 2017 (Unaudited)

			Touchstone
	Touchstone	Touchstone	Emerging	Touchstone
	Active Bond	Arbitrage	Markets Small	High Yield
	Fund	Fund	Cap Fund	Fund
Assets
Investments, at cost	$101,703,072	$212,726,573	$11,922,569	$242,270,036
Investments, at market value (A)	$103,304,990	$212,683,977	$12,772,170	$245,777,114
Cash	—	542,176	—	—
Foreign Currency (B)	—	—	48,703	—
Cash collateral for securities sold short and written options	—	42,490,930	—	—
Cash deposits held at prime broker†	23,588	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	29,660	—	—
Dividends and interest receivable	682,649	612,017	20,413	3,801,302
Receivable for capital shares sold	85,374	1,255,746	25,565	4,718,403
Receivable for investments sold	395,712	3,358,879	297,709	3,006,540
Receivable for variation margin on futures contracts	8,930	—	—	—
Receivable for securities sold short	—	992,937	—	—
Receivable for securities lending income	294	365	428	2,857
Receivable from Investment Advisor	—	—	9,508	—
Tax reclaim receivable	—	—	—	—
Other assets	32,178	42,412	30,403	47,840
Total Assets	104,533,715	262,009,099	13,204,899	257,354,056
Liabilities
Bank overdrafts	13,914	—	—	491,098
Foreign Currency(B)	—	158	—	—
Written options, at market value(C)	—	72,219	—	—
Securities sold short(D)	—	51,540,292	—	—
Dividend and interest payable on securities sold short	—	163,744	—	—
Unrealized depreciation on forward foreign currency contracts	—	64,403	—	—
Payable for return of collateral for securities on loan	609,596	4,098,541	194,503	6,407,260
Deferred foreign capital gains tax(E)	—	—	41,736	—
Payable for capital shares redeemed	145,476	209,751	161	7,251,394
Payable for investments purchased	182,573	12,008,413	333,276	2,905,498
Payable to securities sold short	—	123,289	—	—
Payable to Investment Advisor	27,471	168,439	—	99,886
Payable to other affiliates	5,850	30,728	230	41,361
Payable to Trustees	3,914	3,914	3,914	3,914
Payable for professional services	15,462	16,807	21,509	19,599
Payable to Transfer Agent	37,595	17,206	4,605	45,255
Payable for reports to shareholders	6,269	12,390	9,462	8,114
Other accrued expenses and liabilities	24,714	1,307	26,985	16,342
Total Liabilities	1,072,834	68,531,601	636,381	17,289,721
Net Assets	$103,460,881	$193,477,498	$12,568,518	$240,064,335
Net assets consist of:
Par value	$100,381	$190,878	$13,018	$283,997
Paid-in capital	110,833,964	193,802,529	110,803,225	255,074,217
Accumulated net investment income (loss)	(12,866)	(723,507)	(131,577)	222,494
Accumulated net realized gains (losses) on investments, foreign currency transactions, written options, futures contracts and securities sold short	(9,071,098)	2,147,840	(98,925,001)	(19,023,451)
Net unrealized appreciation (depreciation) on investments, foreign currency transactions, written options, futures contracts and securities sold short	1,610,500	(1,940,242)	808,853	3,507,078
Net Assets	$103,460,881	$193,477,498	$12,568,518	$240,064,335
(A) Includes market value of securities on loan of:	$573,430	$4,080,529	$186,973	$5,647,436
(B) Cost of foreign currency:	$—	$(158)	$48,824	$—
(C) Premiums received from written options:	$—	$185,528	$—	$—
(D) Proceeds received for securities sold short:	$—	$49,564,034	$—	$—
(E) See Note 2 in Notes to Financial Statements.
† Represents segregated cash for futures contracts.

See accompanying Notes to Financial Statements.

62

Statements of Assets and Liabilities (Unaudited) (Continued)

Touchstone	Touchstone	Touchstone	Touchstone	Touchstone	Touchstone
Merger	Mid	Mid Cap	Premium	Sands Capital	Small
Arbitrage	Cap	Value	Yield Equity	Select Growth	Cap
Fund	Fund	Fund	Fund	Fund	Fund

$235,203,812	$600,697,978	$542,807,690	$116,630,223	$1,359,856,334	$403,859,702
$235,727,827	$723,150,141	$640,232,532	$131,546,512	$2,576,103,079	$543,679,995
560,543	—	—	—	6,596	—
—	—	—	—	—	—
20,938,493	—	—	—	—	—
—	—	—	—	—	—
22,245	—	—	—	—	—
808,031	411,227	955,688	318,362	307,491	421,660
214,872	2,651,291	2,622,264	276,967	2,622,693	2,411,552
2,339,733	—	1,375,261	1,069,777	27,190,590	9,550,773
—	—	—	—	—	—
1,363,902	—	—	—	—	—
—	1,303	49,666	—	32,258	68,763
—	—	—	—	—	—
—	—	—	23,630	—	—
34,468	54,408	56,577	27,436	83,720	46,615
262,010,114	726,268,370	645,291,988	133,262,684	2,606,346,427	556,179,358

—	—	—	—	—	—
152	—	—	—	—	—
74,669	—	—	—	—	—
45,604,582	—	—	—	—	—
193,582	—	—	—	—	—
42,694	—	—	—	—	—
—	—	12,792,401	—	41,481,854	44,325,517
—	—	—	—	—	—
296,175	1,900,101	688,764	278,816	6,478,775	1,237,277
14,686,108	—	—	—	29,514,437	—
—	—	—	—	—	—
177,441	471,005	404,943	75,831	1,636,549	382,642
36,629	127,464	52,937	37,763	825,236	75,065
3,914	3,914	3,914	3,914	3,914	3,914
17,590	25,858	18,576	13,166	73,152	23,234
27,503	132,788	63,679	32,341	807,889	87,181
12,681	40,005	15,980	12,333	172,838	28,466
3,223	2,908	2,295	527	22,283	1,649
61,176,943	2,704,043	14,043,489	454,691	81,016,927	46,164,945
$200,833,171	$723,564,327	$631,248,499	$132,807,993	$2,525,329,500	$510,014,413

$184,811	$255,809	$335,713	$146,575	$1,688,754	$293,249
200,146,164	698,179,752	525,802,511	117,096,401	1,079,285,415	400,499,069
(721,779)	653,893	346,989	(10,311)	(27,743,327)	543,481

2,913,258	(97,977,290)	7,338,444	659,039	255,851,913	(31,141,679)

(1,689,283)	122,452,163	97,424,842	14,916,289	1,216,246,745	139,820,293
$200,833,171	$723,564,327	$631,248,499	$132,807,993	$2,525,329,500	$510,014,413
$—	$—	$12,537,408	$—	$40,781,181	$43,755,246
$(152)	$—	$—	$—	$—	$—
$186,704	$—	$—	$—	$—	$—
$43,299,667	$—	$—	$—	$—	$—

63

Statements of Assets and Liabilities (Unaudited) (Continued)

			Touchstone
	Touchstone		Emerging
	Active	Touchstone	Markets	Touchstone
	Bond	Arbitrage	Small Cap	High Yield
	Fund	Fund	Fund	Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$23,444,475	$9,033,369	$3,429,279	$17,494,328
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.01 par value)	2,264,218	898,437	355,408	2,119,304
Net asset value price per share*	$10.35	$10.05	$9.65	$8.25
Maximum sales charge - Class A shares	4.75%	5.75%	5.75%	4.75%
Maximum offering price per share
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) - Class A shares	$10.87	$10.66	$10.24	$8.66

Pricing of Class C Shares
Net assets applicable to Class C shares	$5,466,677	$9,449,408	$865,632	$14,481,674
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.01 par value)	570,446	962,848	91,920	1,757,966
Net asset value and offering price per share**	$9.58	$9.81	$9.42	$8.24

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$67,760,762	$152,674,145	$7,586,836	$90,943,749
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.01 par value)	6,547,101	15,036,009	782,987	10,713,486
Net asset value, offering price and redemption price per share	$10.35	$10.15	$9.69	$8.49

Pricing of Class Z Shares
Net assets applicable to Class Z shares	$—	$—	$—	$—
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.01 par value)	—	—	—	—
Net asset value, offering price and redemption price per share	$—	$—	$—	$—

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class Shares	$6,788,967	$22,320,576	$686,771	$117,144,584
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.01 par value)	656,297	2,190,462	71,460	13,808,943
Net asset value, offering price and redemption price per share	$10.34	$10.19	$9.61	$8.48

* There is no sales load on subscriptions of $1 million or more. Redemptions that were part of a $1 million or more subscription may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.

** Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.

See accompanying Notes to Financial Statements.

64

Statements of Assets and Liabilities (Unaudited) (Continued)

Touchstone	Touchstone	Touchstone	Touchstone	Touchstone	Touchstone
Merger	Mid	Mid Cap	Premium	Sands Capital	Small
Arbitrage	Cap	Value	Yield Equity	Select	Cap
Fund	Fund	Fund	Fund	Growth Fund	Fund

$13,462,469	$38,170,567	$19,263,572	$22,075,317	$89,626,372	$15,394,393

1,251,535	1,352,533	1,030,528	2,432,186	6,153,036	893,116
$10.76	$28.22	$18.69	$9.08	$14.57	$17.24
5.75%	5.75%	5.75%	5.75%	5.75%	5.75%

$11.42	$29.94	$19.83	$9.63	$15.46	$18.29

$12,360,728	$58,842,524	$9,874,793	$23,993,225	$78,781,487	$12,650,986

1,199,179	2,183,732	538,271	2,646,646	5,756,425	765,172
$10.31	$26.95	$18.35	$9.07	$13.69	$16.53

$91,170,737	$529,388,157	$354,922,928	$86,739,451	$1,749,650,316	$246,305,865

8,367,682	18,620,955	18,900,831	9,578,661	115,303,708	14,131,722
$10.90	$28.43	$18.78	$9.06	$15.17	$17.43

$—	$18,355,518	$—	$—	$607,271,325	$—

—	654,288	—	—	41,662,272	—
$—	$28.05	$—	$—	$14.58	$—

$83,839,237	$78,807,561	$247,187,206	$—	$—	$235,663,169

7,662,665	2,769,413	13,101,708	—	—	13,534,924
$10.94	$28.46	$18.87	$—	$—	$17.41

65

Statements of Assets and Liabilities (Unaudited) (Continued)

	Touchstone		Touchstone
	Small	Touchstone	Ultra Short
	Cap Value	Total Return	Duration Fixed
	Fund	Bond Fund	Income Fund
Assets
Investments, at cost	$192,326,714	$219,480,097	$644,296,274
Investments, at market value (A)	$208,487,180	$217,324,979	$644,405,422
Cash	18	25	43,466
Dividends and interest receivable	256,343	1,603,157	3,060,610
Receivable for capital shares sold	178,506	1,894,280	24,532,180
Receivable for investments sold	1,833,812	—	3,147,521
Receivable from securities lending income	8,873	614	—
Other assets	35,437	31,916	48,035
Total Assets	210,800,169	220,854,971	675,237,234

Liabilities
Distributions payable	—	—	176,095
Payable for return of collateral for securities on loan	699,975	1,277,200	—
Payable for capital shares redeemed	95,051	111,245	1,334,621
Payable for investments purchased	576,616	—	19,171,987
Payable to Investment Advisor	138,370	50,512	120,856
Payable to other affiliates	13,080	19,193	153,593
Payable to Trustees	3,914	3,914	3,914
Payable for professional services	11,452	16,076	23,778
Payable to Transfer Agent	61,525	25,244	87,882
Payable for reports to shareholders	7,444	9,624	23,438
Other accrued expenses and liabilities	1,442	8,677	24,825
Total Liabilities	1,608,869	1,521,685	21,120,989
Net Assets	$209,191,300	$219,333,286	$654,116,245

Net assets consist of:
Par value	$82,742	$218,582	$702,860
Paid-in capital	196,357,252	224,403,528	680,304,822
Accumulated net investment income (loss)	52,434	(719,698)	(155,139)
Accumulated net realized losses on investments	(3,461,594)	(2,414,008)	(26,845,446)
Net unrealized appreciation (depreciation) on investments	16,160,466	(2,155,118)	109,148
Net Assets	$209,191,300	$219,333,286	$654,116,245
(A) Includes market value of securities on loan of:	$687,375	$1,238,450	$—

See accompanying Notes to Financial Statements.

66

Statements of Assets and Liabilities (Unaudited) (Continued)

	Touchstone		Touchstone
	Small	Touchstone	Ultra Short
	Cap Value	Total Return	Duration Fixed
	Fund	Bond Fund	Income Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$202,134,970	$6,941,598	$12,764,742
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.01 par value)	7,994,707	692,501	1,376,890
Net asset value price per share*	$25.28	$10.02	$9.27
Maximum sales charge - Class A shares	5.75%	4.75%	2.00%
Maximum offering price per share
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) - Class A shares	$26.82	$10.52	$9.46

Pricing of Class C Shares
Net assets applicable to Class C shares	$1,313,890	$2,169,459	$7,351,857
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.01 par value)	52,708	216,748	789,123
Net asset value and offering price per share**	$24.93	$10.01	$9.32

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$3,532,269	$33,463,072	$221,705,064
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.01 par value)	139,455	3,334,147	23,808,046
Net asset value, offering price and redemption price per share	$25.33	$10.04	$9.31

Pricing of Class Z Shares
Net assets applicable to Class Z shares	$—	$—	$219,212,381
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.01 par value)	—	—	23,577,201
Net asset value, offering price and redemption price per share	$—	$—	$9.30

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class Shares	$2,210,171	$176,759,157	$193,082,201
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.01 par value)	87,310	17,614,844	20,734,708
Net asset value, offering price and redemption price per share	$25.31	$10.03	$9.31

* There is no sales load on subscriptions of $1 million or more. Redemptions that were part of a $1 million or more subscription may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.

** Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.

See accompanying Notes to Financial Statements.

67

Statements of Operations

For the Six Months Ended March 31, 2017(Unaudited)

			Touchstone
	Touchstone	Touchstone	Emerging
	Active Bond	Arbitrage	Markets Small
	Fund	Fund	Cap Fund
Investment Income
Dividends (A)	$23,720	$1,234,037	$53,155
Interest	1,761,649	329,808	—
Income from securities loaned	493	31,556	2,014
Total Investment Income	1,785,862	1,595,401	55,169
Expenses
Investment advisory fees	211,876	906,502	44,003
Administration fees	76,805	125,184	6,077
Compliance fees and expenses	1,398	1,398	1,398
Custody fees	20,405	21,007	42,602
Professional fees	14,413	16,731	33,351
Transfer Agent fees, Class A	16,441	6,589	2,642
Transfer Agent fees, Class C	3,766	2,828	1,298
Transfer Agent fees, Class Y	51,031	47,174	2,650
Transfer Agent fees, Class Z	—	—	—
Transfer Agent fees, Institutional Class	39	276	453
Pricing expense	31,125	3,409	13,795
Registration Fees, Class A	7,795	8,036	8,073
Registration Fees, Class C	6,757	7,409	5,284
Registration Fees, Class Y	9,319	10,609	8,242
Registration Fees, Class Z	—	—	—
Registration Fees, Institutional Class	6,990	5,496	6,120
Dividend expense on securities sold short	—	748,479	—
Interest expense on securities sold short	—	212,668	—
Reports to Shareholders, Class A	3,085	3,085	2,752
Reports to Shareholders, Class C	2,433	2,852	2,679
Reports to Shareholders, Class Y	2,673	7,259	2,785
Reports to Shareholders, Class Z	—	—	—
Reports to Shareholders, Institutional Class	2,139	2,566	2,627
Shareholder servicing fees, Class Z	—	—	—
Distribution expenses, Class A	30,046	11,913	2,639
Distribution and shareholder servicing expenses, Class C	29,806	43,819	4,193
Trustee fees	7,792	7,792	7,792
Other expenses	13,809	5,841	5,402
Total Expenses	549,943	2,208,922	206,857
Fees waived and/or reimbursed by the Advisor and/or Affiliates(B)	(148,846)	(21,787)	(140,174)
Net Expenses	401,097	2,187,135	66,683
Net Investment Income (Loss)	1,384,765	(591,734)	(11,514)
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments	(398,655)	2,567,451	351,035
Net realized gains from warrants	—	6,601	—
Net realized gains on foreign currency transactions	—	176,040	8,754
Net realized losses on futures contracts	(85,462)	—	—
Net realized gains on written options	—	1,059,246	—
Net realized losses on securities sold short	—	(1,604,112)	—
Net change in unrealized appreciation (depreciation) on investments(C)	(2,066,679)	(127,425)	44,449
Net change in unrealized appreciation (depreciation) on foreign currency transactions	3,861	(103,528)	514
Net change in unrealized appreciation (depreciation) on written options	—	84,757	—
Net change in unrealized appreciation (depreciation) on futures contracts	8,539	—	—
Net change in unrealized appreciation (depreciation) on securities sold short	—	(928,151)	—
Net Realized and Unrealized Gains on Investments	(2,538,396)	1,130,879	404,752
Change in Net Assets Resulting from Operations	$(1,153,631)	$539,145	$393,238
(A) Net of foreign tax withholding of:	$—	$4,188	$5,350
(B)See Note 4 in Notes to Financial Statements.
(C) Includes change in deferred foreign capital gains tax of:	$—	$—	$41,736

See accompanying Notes to Financial Statements.

68

Statements of Operations (Unaudited) (Continued)

	Touchstone	Touchstone	Touchstone	Touchstone	Touchstone
Touchstone	Merger	Mid	Mid Cap	Premium	Sands Capital	Touchstone
High Yield	Arbitrage	Cap	Value	Yield Equity	Select Growth	Small Cap
Fund	Fund	Fund	Fund	Fund	Fund	Fund

$13,574	$1,136,301	$4,523,824	$4,301,486	$2,845,722	$2,533,936	$3,619,908
6,812,005	593,060	—	—	—	—	—
8,138	—	59,997	151,983	—	547,804	207,766
6,833,717	1,729,361	4,583,821	4,453,469	2,845,722	3,081,740	3,827,674

621,695	1,010,817	2,805,441	2,228,243	502,340	8,419,126	2,468,296
173,061	139,589	518,285	406,693	106,499	1,959,673	421,062
1,398	1,398	1,399	1,398	1,398	1,398	1,398
6,885	21,766	6,806	9,230	3,342	27,195	6,964
18,201	17,262	24,451	20,632	13,318	66,649	21,803
15,300	7,404	25,685	11,520	17,435	63,288	27,878
7,976	6,896	35,882	2,330	10,646	48,855	7,676
60,087	44,874	267,980	181,325	51,988	991,511	151,506
—	—	13,320	—	—	557,327	—
3,256	2,018	5,775	32,226	—	—	24,026
24,114	3,896	637	—	933	688	660
7,974	7,848	9,128	8,709	8,671	8,813	8,337
7,165	7,100	7,916	6,540	7,288	8,283	6,983
11,090	9,129	13,608	13,170	9,882	29,378	16,237
—	—	9,112	—	—	29,870	—
5,593	6,419	5,560	10,606	—	—	8,457
—	662,935	—	—	—	—	—
—	276,966	—	—	—	—	—
3,002	3,124	4,828	3,403	3,660	7,216	3,918
2,866	3,221	5,881	2,796	3,518	6,857	3,379
3,544	4,921	33,730	17,904	7,878	88,661	19,921
—	—	3,762	—	—	45,319	—
2,292	2,682	2,819	4,453	—	—	3,236
—	—	22,392	—	—	794,627	—
25,808	18,290	61,135	28,447	31,652	140,876	40,845
77,180	66,856	297,126	35,000	122,239	451,387	70,539
7,792	7,792	7,792	7,792	7,792	7,792	7,792
13,913	7,581	20,040	17,080	7,443	77,983	16,179
1,100,192	2,340,784	4,210,490	3,049,497	917,922	13,832,772	3,337,092
(88,600)	(13,203)	(322,575)	(266,095)	(66,232)	(648,437)	(53,058)
1,011,592	2,327,581	3,887,915	2,783,402	851,690	13,184,335	3,284,034
5,822,125	(598,220)	695,906	1,670,067	1,994,032	(10,102,595)	543,640

2,625,343	3,292,415	8,155,283	13,616,628	4,029,068	304,882,157	32,070,656
—	6,656	—	—	—	—	—
—	213,011	—	—	—	—	—
—	—	—	—	—	—	—
—	1,165,715	—	—	—	—	—
—	(1,721,647)	—	—	—	—	—
(675,713)	223,221	54,420,077	41,723,058	1,308,267	(195,225,896)	4,287,691
—	(89,431)	—	—	—	—	—
—	65,722	—	—	—	—	—
—	—	—	—	—	—	—
—	(1,074,878)	—	—	—	—	—
1,949,630	2,080,784	62,575,360	55,339,686	5,337,335	109,656,261	36,358,347
$7,771,755	$1,482,564	$63,271,266	$57,009,753	$7,331,367	$99,553,666	$36,901,987
$—	$3,683	$—	$—	$38,664	$10,816	$—

$—	$—	$—	$—	$—	$—	$—

69

Statements of Operations (Unaudited) (Continued)

			Touchstone
	Touchstone	Touchstone	Ultra Short
	Small Cap	Total Return	Duration
	Value	Bond	Fixed Income
	Fund	Fund	Fund
Investment Income
Dividends	$1,470,807	$19,994	$1,316
Interest	—	3,070,447	5,538,265
Income from securities loaned	29,539	2,823	—
Total Investment Income	1,500,346	3,093,264	5,539,581
Expenses
Investment advisory fees	888,528	387,886	742,768
Administration fees	143,152	160,696	430,799
Compliance fees and expenses	1,398	1,398	1,399
Custody fees	8,019	6,495	18,822
Professional fees	15,473	15,793	23,113
Transfer Agent fees, Class A	236,759	5,667	4,726
Transfer Agent fees, Class C	1,161	1,158	2,887
Transfer Agent fees, Class Y	3,023	26,530	79,510
Transfer Agent fees, Class Z	—	—	98,200
Transfer Agent fees, Institutional Class	297	35,556	4,176
Pricing expense	2,249	14,442	32,738
Registration Fees, Class A	16,633	7,293	8,983
Registration Fees, Class C	5,191	4,675	8,656
Registration Fees, Class Y	5,754	10,912	11,142
Registration Fees, Class Z	—	—	21,619
Registration Fees, Institutional Class	4,123	8,316	10,218
Reports to Shareholders, Class A	11,670	2,691	2,925
Reports to Shareholders, Class C	2,811	2,657	2,802
Reports to Shareholders, Class Y	2,816	2,911	5,865
Reports to Shareholders, Class Z	—	—	11,013
Reports to Shareholders, Institutional Class	3,002	2,983	2,692
Shareholder servicing fees, Class Z	—	—	278,516
Distribution expenses, Class A	232,406	9,884	21,526
Distribution and shareholder servicing expenses, Class C	6,893	12,496	28,748
Trustee fees	7,792	7,792	7,792
Other expenses	115,028	6,805	19,709
Total Expenses	1,714,178	735,036	1,881,344
Fees waived and/or reimbursed by the Advisor and/or Affiliates(A)	(364,475)	(132,058)	(280,901)
Net Expenses	1,349,703	602,978	1,600,443
Net Investment Income	150,643	2,490,286	3,939,138
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments	8,044,083	(164,385)	(1,712,378)
Net change in unrealized appreciation (depreciation) on investments	14,217,435	(7,114,554)	1,574,888
Net Realized and Unrealized Gains on Investments	22,261,518	(7,278,939)	(137,490)
Change in Net Assets Resulting from Operations	$22,412,161	$(4,788,653)	$3,801,648

(A) See Note 4 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

70

This page intentionally left blank.

71

Statements of Changes in Net Assets

	Touchstone		Touchstone
	Active		Arbitrage
	Fund		Fund
	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	March 31, 2017	September 30,	March 31, 2017	September 30,
	(Unaudited)	2016	(Unaudited)	2016
From Operations
Net investment income (loss)	$1,384,765	$2,758,133	$(591,734)	$(1,074,188)
Net realized gains (losses) on investments, foreign currency transactions, written options, futures contracts and securities sold short	(484,117)	164,645	2,205,226	7,116,499
Net change in unrealized appreciation (depreciation) on investments, foreign currency transactions, written options, futures contracts and securities sold short	(2,054,279)	4,504,581	(1,074,347)	914,912
Change in Net Assets from Operations	(1,153,631)	7,427,359	539,145	6,957,223
Distributions to Shareholders from:
Net investment income, Class A	(320,990)	(793,010)	—	(17,509)
Net investment income, Class C	(63,589)	(163,270)	—	(6,332)
Net investment income, Class Y	(1,008,489)	(2,017,062)	—	(287,174)
Net investment income, Institutional Class	(104,845)	(182,651)	—	(31,972)
Net realized gains, Class A	—	—	(267,450)	(154,157)
Net realized gains, Class C	—	—	(260,994)	(131,554)
Net realized gains, Class Y	—	—	(3,766,286)	(1,293,949)
Net realized gains, Institutional Class	—	—	(393,447)	(133,669)
Total Distributions	(1,497,913)	(3,155,993)	(4,688,177)	(2,056,316)

Net Increase (Decrease) from Share Transactions(A)	(9,110,210)	10,687,819	44,117,950	23,078,874

Total Increase (Decrease) in Net Assets	(11,761,754)	14,959,185	39,968,918	27,979,781

Net Assets
Beginning of period	115,222,635	100,263,450	153,508,580	125,528,799
End of period	$103,460,881	$115,222,635	$193,477,498	$153,508,580
Accumulated Net Investment Income (Loss)	$(12,866)	$100,282	$(723,507)	$(131,773)
(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity in pages 78-80.

See accompanying Notes to Financial Statements.

72

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone		Touchstone
Emerging Markets		High Yield		Merger Arbitrage
Small Cap Fund		Fund		Fund
For the		For the		For the
Six Months	For the	Six Months	For the	Six Months	For the
Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
March 31, 2017	September 30,	March 31, 2017	September 30,	March 31, 2017	September 30,
(Unaudited)	2016	(Unaudited)	2016	(Unaudited)	2016

$(11,514)	$(48,934)	$5,822,125	$11,086,721	$(598,220)	$(1,026,448)
359,789	(50,423,326)	2,625,343	(20,953,503)	2,956,150	7,911,334
44,963	60,525,400	(675,713)	25,923,699	(875,366)	2,303,320
393,238	10,053,140	7,771,755	16,056,917	1,482,564	9,188,206

—	(188,269)	(481,722)	(1,196,537)	—	—
—	(82,074)	(302,304)	(827,572)	—	—
—	(620,411)	(2,184,254)	(4,925,536)	—	—
—	(1,728,009)	(2,903,752)	(3,934,366)	—	—
—	—	—	—	(431,396)	—
—	—	—	—	(416,865)	—
—	—	—	—	(2,373,169)	—
—	—	—	—	(2,024,092)	—
—	(2,618,763)	(5,872,032)	(10,884,011)	(5,245,522)	—

3,423,635	(258,177,711)	21,791,503	(18,893,488)	11,834,291	(28,687,623)

3,816,873	(250,743,334)	23,691,226	(13,720,582)	8,071,333	(19,499,417)

8,751,645	259,494,979	216,373,109	230,093,691	192,761,838	212,261,255
$12,568,518	$8,751,645	$240,064,335	$216,373,109	$200,833,171	$192,761,838
$(131,577)	$(120,063)	$222,494	$272,401	$(721,779)	$(123,559)

73

Statements of Changes in Net Assets (Continued)

	Touchstone		Touchstone
	Mid Cap		Mid Cap
	Fund		Value Fund
	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	March 31, 2017	September 30,	March 31, 2017	September 30,
	(Unaudited)	2016	(Unaudited)	2016
From Operations
Net investment income (loss)	$695,906	$4,056,097	$1,670,067	$3,211,512
Net realized gain (losses) on investments	8,155,283	17,791,453	13,616,628	14,992,172
Net change in unrealized appreciation (depreciation) on investments	54,420,077	55,983,037	41,723,058	48,991,829
Change in Net Assets from Operations	63,271,266	77,830,587	57,009,753	67,195,513
Distributions to Shareholders from:
Net investment income, Class A	(156,233)	—	(17,285)	(69,498)
Net investment income, Class C	—	—	—	—
Net investment income, Class Y	(2,919,041)	(302,705)	(710,513)	(1,918,693)
Net investment income, Class Z	(49,552)	(1,361)	—	—
Net investment income, Institutional Class	(569,047)	(61,198)	(647,517)	(1,444,479)
Net realized gains, Class A	—	—	(721,984)	(466,658)
Net realized gains, Class C	—	—	(214,768)	(117,202)
Net realized gains, Class Y	—	—	(10,153,339)	(12,371,938)
Net realized gains, Class Z	—	—	—	—
Net realized gains, Institutional Class	—	—	(7,439,636)	(6,757,290)
Total Distributions	(3,693,873)	(365,264)	(19,905,042)	(23,145,758)

Net Increase (Decrease) from Share Transactions(A)	(22,028,089)	(91,734,050)	89,221,761	118,340,157

Total Increase (Decrease) in Net Assets	37,549,304	(14,268,727)	126,326,472	162,389,912

Net Assets
Beginning of period	686,015,023	700,283,750	504,922,027	342,532,115
End of period	$723,564,327	$686,015,023	$631,248,499	$504,922,027
Accumulated Net Investment Income (Loss)	$653,893	$3,651,860	$346,989	$52,237
(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 80-82.

See accompanying Notes to Financial Statements.

74

Statements of Changes in Net Assets (Continued)

		Touchstone
Touchstone		Sands Capital		Touchstone
Premium Yield		Select Growth		Small Cap
Equity Fund		Fund		Fund
For the		For the		For the
Six Months	For the	Six Months	For the	Six Months	For the
Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
March 31, 2017	September 30,	March 31, 2017	September 30,	March 31, 2017	September 30,
(Unaudited)	2016	(Unaudited)	2016	(Unaudited)	2016

$1,994,032	$3,869,652	$(10,102,595)	$(26,846,894)	$543,640	$1,560,500
4,029,068	(1,237,607)	304,882,157	461,133,830	32,070,656	(60,975,970)
1,308,267	20,365,252	(195,225,896)	(201,305,875)	4,287,691	89,708,679
7,331,367	22,997,297	99,553,666	232,981,061	36,901,987	30,293,209

(373,137)	(732,361)	—	—	—	(459,982)
(272,687)	(504,463)	—	—	—	(26,741)
(1,567,133)	(2,622,164)	—	—	(818,786)	(3,110,979)
—	—	—	—	—	—
—	—	—	—	(926,214)	(2,961,769)
—	(2,086,246)	(15,772,640)	(19,790,200)	—	(6,403,253)
—	(2,029,563)	(13,604,302)	(15,311,943)	—	(2,276,849)
—	(6,140,759)	(243,534,116)	(278,000,457)	—	(33,435,598)
—	—	(93,415,838)	(112,244,362)	—	—
—	—	—	—	—	(29,370,263)
(2,212,957)	(14,115,556)	(366,326,896)	(425,346,962)	(1,745,000)	(78,045,434)

(24,951,575)	(24,439,466)	(445,934,875)	(1,455,227,653)	(128,662,021)	(68,552,191)

(19,833,165)	(15,557,725)	(712,708,105)	(1,647,593,554)	(93,505,034)	(116,304,416)

152,641,158	168,198,883	3,238,037,605	4,885,631,159	603,519,447	719,823,863
$132,807,993	$152,641,158	$2,525,329,500	$3,238,037,605	$510,014,413	$603,519,447
$(10,311)	$208,614	$(27,743,327)	$(17,640,732)	$543,481	$1,744,841

75

Statements of Changes in Net Assets (Continued)

	Touchstone		Touchstone
	Small Cap		Total Return
	Value Fund		Bond Fund
	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	March 31, 2017	September 30,	March 31, 2017	September 30,
	(Unaudited)	2016	(Unaudited)	2016
From Operations
Net investment income	$150,643	$893,898	$2,490,286	$5,254,047
Net realized gains (losses) on investments	8,044,083	(6,960,047)	(164,385)	(45,495)
Net change in unrealized appreciation (depreciation) on investments	14,217,435	14,496,319	(7,114,554)	4,436,944
Change in Net Assets from Operations	22,412,161	8,430,170	(4,788,653)	9,645,496
Distributions to Shareholders from:
Net investment income, Class A	(125,781)	(438,953)	(106,934)	(155,483)
Net investment income, Class C	—	(8,814)	(24,204)	(47,330)
Net investment income, Class Y	(6,170)	(59,822)	(589,884)	(1,269,095)
Net investment income, Class Z	—	—	—	—
Net investment income, Institutional Class	(5,476)	(378,488)	(2,627,862)	(4,538,220)
Net realized gains, Class A	—	(865,953)	—	—
Net realized gains, Class C	—	(49,306)	—	—
Net realized gains, Class Y	—	(150,398)	—	—
Net realized gains, Institutional Class	—	(792,852)	—	—
Total Distributions	(137,427)	(2,744,586)	(3,348,884)	(6,010,128)
Net Increase from Share Transactions(A)	8,639,427	116,149,710	526,950	40,563,136

Total Increase in Net Assets	30,914,161	121,835,294	(7,610,587)	44,198,504

Net Assets
Beginning of period	178,277,139	56,441,845	226,943,873	182,745,369
End of period	$209,191,300	$178,277,139	$219,333,286	$226,943,873
Accumulated Net Investment Income (Loss)	$52,434	$39,218	$(719,698)	$138,900
(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on page 83-84.

See accompanying Notes to Financial Statements.

76

Statements of Changes in Net Assets (Continued)

Touchstone
Ultra Short
Duration Fixed
Income Fund
For the
Six Months	For the
Ended	Year Ended
March 31, 2017	September 30,
(Unaudited)	2016

$3,939,138	$7,108,909
(1,712,378)	10,953
1,574,888	1,127,268
3,801,648	8,247,130

(113,442)	(138,872)
(30,031)	(73,201)
(1,620,295)	(3,408,667)
(1,464,490)	(3,136,351)
(1,180,280)	(1,706,659)
—	—
—	—
—	—
—	—
(4,408,538)	(8,463,750)
35,338,483	46,236,958

34,731,593	46,020,338

619,384,652	573,364,314
$654,116,245	$619,384,652
$(155,139)	$314,261

77

Statements of Changes in Net Assets - Capital Stock Activity

	Touchstone Active Bond Fund				Touchstone Arbitrage Fund
	For the Six Months				For the Six Months
	Ended		For the Year		Ended		For the Year
	March 31, 2017		Ended		March 31, 2017		Ended
	(Unaudited)		September 30, 2016		(Unaudited)		September 30, 2016
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	54,338	$563,037	422,516	$4,377,566	216,423	$2,202,615	636,422	$6,496,133
Reinvestment of distributions	27,187	281,184	64,512	663,170	26,086	264,509	17,213	171,655
Cost of Shares redeemed	(207,966)	(2,154,289)	(952,555)	(9,803,201)	(313,952)	(3,200,719)	(1,765,938)	(17,730,722)
Change from Class A Share Transactions	(126,441)	(1,310,068)	(465,527)	(4,762,465)	(71,443)	(733,595)	(1,112,303)	(11,062,934)
Class C
Proceeds from Shares issued	5,871	56,680	52,531	498,074	253,088	2,534,861	227,699	2,258,773
Reinvestment of distributions	4,603	44,076	11,675	111,191	25,834	256,269	13,631	133,742
Cost of Shares redeemed	(103,608)	(991,615)	(133,602)	(1,280,684)	(100,361)	(1,002,780)	(344,365)	(3,436,570)
Change from Class C Share Transactions	(93,134)	(890,859)	(69,396)	(671,419)	178,561	1,788,350	(103,035)	(1,044,055)
Class Y
Proceeds from Shares issued	1,204,438	12,508,442	3,546,908	36,345,102	5,164,754	53,069,598	5,014,120	51,434,095
Reinvestment of distributions	54,248	561,014	116,399	1,198,270	367,566	3,760,202	155,458	1,559,811
Cost of Shares redeemed	(1,940,948)	(20,070,475)	(2,062,857)	(21,159,535)	(2,212,018)	(22,664,547)	(2,203,090)	(22,478,967)
Change from Class Y Share Transactions	(682,262)	(7,001,019)	1,600,450	16,383,837	3,320,302	34,165,253	2,966,488	30,514,939
Institutional Class
Proceeds from Shares issued	124,551	1,277,916	469,433	4,740,317	1,088,610	11,150,870	1,249,780	12,808,253
Reinvestment of distributions	1,067	11,006	1,481	15,119	35,266	361,834	16,462	165,641
Cost of Shares redeemed	(115,780)	(1,197,186)	(490,474)	(5,017,570)	(255,110)	(2,614,762)	(816,893)	(8,302,970)
Change from Institutional Class Share Transactions	9,838	91,736	(19,560)	(262,134)	868,766	8,897,942	449,349	4,670,924

Change from Share Transactions	(891,999)	$(9,110,210)	1,045,967	$10,687,819	4,296,186	$44,117,950	2,200,499	$23,078,874

See accompanying Notes to Financial Statements.

78

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Emerging Markets Small Cap Fund				Touchstone High Yield Fund
For the Six Months				For the Six Months
Ended		For the Year		Ended		For the Year
March 31, 2017		Ended		March 31, 2017		Ended
(Unaudited)		September 30, 2016		(Unaudited)		September 30, 2016
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

200,874	$1,872,493	61,377	$526,287	499,931	$4,099,546	1,840,076	$14,313,901
—	—	21,437	180,076	46,743	382,969	126,429	995,257
(101,145)	(920,335)	(157,406)	(1,384,545)	(985,374)	(8,093,678)	(2,779,467)	(21,828,720)
99,729	952,158	(74,592)	(678,182)	(438,700)	(3,611,163)	(812,962)	(6,519,562)

4,913	42,220	11,480	105,215	107,879	873,685	276,329	2,167,022
—	—	9,925	82,074	30,143	246,551	86,491	677,823
(13,170)	(112,802)	(96,415)	(840,648)	(378,721)	(3,095,216)	(1,484,518)	(11,552,083)
(8,257)	(70,582)	(75,010)	(653,359)	(240,699)	(1,974,980)	(1,121,698)	(8,707,238)

377,216	3,528,796	642,770	5,876,947	2,426,621	20,538,448	3,605,884	29,012,898
—	—	73,578	618,052	151,813	1,280,794	296,981	2,401,348
(108,818)	(980,242)	(7,901,441)	(72,245,185)	(2,024,493)	(17,091,168)	(8,383,588)	(67,033,983)
268,398	2,548,554	(7,185,093)	(65,750,186)	553,941	4,728,074	(4,480,723)	(35,619,737)

889	8,164	453,173	3,882,643	6,132,136	51,224,954	5,429,812	44,956,988
—	—	197,701	1,644,874	324,611	2,734,020	437,280	3,530,745
(1,639)	(14,659)	(20,875,902)	(196,623,501)	(3,707,529)	(31,309,402)	(2,044,785)	(16,534,684)
(750)	(6,495)	(20,225,028)	(191,095,984)	2,749,218	22,649,572	3,822,307	31,953,049

359,120	$3,423,635	(27,559,723)	$(258,177,711)	2,623,760	$21,791,503	(2,593,076)	$(18,893,488)

79

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Merger Arbitrage Fund				Touchstone Mid Cap Fund
	For the Six Months				For the Six Months
	Ended		For the Year		Ended		For the Year
	March 31, 2017		Ended		March 31, 2017		Ended
	(Unaudited)		September 30, 2016		(Unaudited)		September 30, 2016
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	383,959	$4,123,660	395,192	$4,243,218	241,607	$6,611,311	690,963	$16,958,049
Reinvestment of distributions	35,099	378,369	—	—	5,217	141,963	—	—
Cost of Shares redeemed	(595,412)	(6,416,752)	(1,041,709)	(11,242,430)	(941,468)	(25,782,526)	(1,344,791)	(32,261,785)
Change from Class A Share Transactions	(176,354)	(1,914,723)	(646,517)	(6,999,212)	(694,644)	(19,029,252)	(653,828)	(15,303,736)
Class C
Proceeds from Shares issued	5,673	60,194	25,575	269,111	191,228	4,939,458	493,383	11,515,804
Reinvestment of distributions	40,213	416,206	—	—	—	—	—	—
Cost of Shares redeemed	(196,335)	(2,047,395)	(521,358)	(5,450,169)	(408,174)	(10,583,672)	(813,813)	(18,986,298)
Change from Class C Share Transactions	(150,449)	(1,570,995)	(495,783)	(5,181,058)	(216,946)	(5,644,214)	(320,430)	(7,470,494)
Class Y
Proceeds from Shares issued	1,527,936	16,669,336	1,400,121	15,261,513	3,582,115	99,544,308	7,186,523	176,426,122
Reinvestment of distributions	216,908	2,364,301	—	—	75,256	2,062,953	9,378	226,837
Cost of Shares redeemed	(1,093,089)	(12,075,893)	(2,032,901)	(22,066,584)	(3,277,301)	(90,834,646)	(9,559,803)	(239,131,360)
Change from Class Y Share Transactions	651,755	6,957,744	(632,780)	(6,805,071)	380,070	10,772,615	(2,363,902)	(62,478,401)
Class Z
Proceeds from Shares issued	—	—	—	—	96,526	2,652,202	653,874	15,736,708
Reinvestment of distributions	—	—	—	—	1,828	49,486	57	1,361
Cost of Shares redeemed	—	—	—	—	(179,327)	(4,870,424)	(728,737)	(17,272,179)
Change from Class Z Share Transactions	—	—	—	—	(80,973)	(2,168,736)	(74,806)	(1,534,110)
Institutional Class
Proceeds from Shares issued	2,344,917	25,739,419	718,753	7,858,014	540,992	15,080,608	1,263,355	32,341,689
Reinvestment of distributions	164,732	1,803,811	—	—	11,814	324,185	1,800	43,567
Cost of Shares redeemed	(1,735,790)	(19,180,965)	(1,610,541)	(17,560,296)	(754,419)	(21,363,295)	(1,556,379)	(37,332,565)
Change from Institutional Class Share Transactions	773,859	8,362,265	(891,788)	(9,702,282)	(201,613)	(5,958,502)	(291,224)	(4,947,309)

Change from Share Transactions	1,098,811	$11,834,291	(2,666,868)	$(28,687,623)	(814,106)	$(22,028,089)	(3,704,190)	$(91,734,050)

See accompanying Notes to Financial Statements.

80

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Mid Cap Value Fund				Touchstone Premium Yield Equity Fund
For the Six Months				For the Six Months
Ended		For the Year		Ended		For the Year
March 31, 2017		Ended		March 31, 2017		Ended
(Unaudited)		September 30, 2016		(Unaudited)		September 30, 2016
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

500,278	$9,052,610	895,554	$15,389,896	306,124	$2,721,409	893,980	$7,265,127
36,312	656,325	33,498	513,921	30,439	266,997	321,003	2,457,627
(756,059)	(13,873,880)	(167,163)	(2,768,421)	(973,956)	(8,677,705)	(2,501,557)	(20,481,758)
(219,469)	(4,164,945)	761,889	13,135,396	(637,393)	(5,689,299)	(1,286,574)	(10,759,004)

319,636	5,678,816	159,177	2,622,368	123,347	1,093,843	240,470	1,977,576
11,309	200,962	7,245	108,314	27,904	244,162	297,727	2,267,553
(29,941)	(535,577)	(42,291)	(668,664)	(449,470)	(3,953,545)	(1,395,315)	(11,204,814)
301,004	5,344,201	124,131	2,062,018	(298,219)	(2,615,540)	(857,118)	(6,959,685)

4,066,768	74,605,817	5,770,403	98,377,196	3,168,740	28,096,507	5,449,973	44,567,862
584,883	10,629,651	912,703	14,062,747	169,420	1,484,068	1,055,348	8,111,513
(2,422,651)	(44,302,392)	(3,240,894)	(52,471,504)	(5,187,896)	(46,227,311)	(7,288,142)	(59,400,152)
2,229,000	40,933,076	3,442,212	59,968,439	(1,849,736)	(16,646,736)	(782,821)	(6,720,777)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

3,629,712	66,736,724	6,959,601	115,342,356	—	—	—	—
289,485	5,287,514	300,454	4,672,213	—	—	—	—
(1,360,644)	(24,914,809)	(4,592,736)	(76,840,265)	—	—	—	—
2,558,553	47,109,429	2,667,319	43,174,304	—	—	—	—

4,869,088	$89,221,761	6,995,551	$118,340,157	(2,785,348)	$(24,951,575)	(2,926,513)	$(24,439,466)

81

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Sands Capital Select Growth Fund				Touchstone Small Cap Fund
	For the Six Months				For the Six Months
	Ended		For the Year		Ended		For the Year
	March 31, 2017		Ended		March 31, 2017		Ended
	(Unaudited)		September 30, 2016		(Unaudited)		September 30, 2016
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	786,659	$11,107,810	1,781,144	$27,608,651	111,308	$1,913,524	403,980	$6,570,669
Reinvestment of distributions	917,286	12,007,271	1,013,500	16,469,382	—	—	407,403	6,419,574
Cost of Shares redeemed	(4,120,032)	(59,710,542)	(8,227,919)	(127,495,191)	(1,554,677)	(26,887,793)	(1,995,355)	(32,579,500)
Change from Class A Share Transactions	(2,416,087)	(36,595,461)	(5,433,275)	(83,417,158)	(1,443,369)	(24,974,269)	(1,183,972)	(19,589,257)
Class C
Proceeds from Shares issued	301,490	3,785,803	331,830	5,104,448	5,000	83,920	22,915	359,013
Reinvestment of distributions	848,904	10,466,987	719,512	11,188,418	—	—	137,154	2,078,131
Cost of Shares redeemed	(2,684,605)	(36,219,260)	(4,053,250)	(59,099,723)	(196,621)	(3,212,259)	(460,139)	(7,288,098)
Change from Class C Share Transactions	(1,534,211)	(21,966,470)	(3,001,908)	(42,806,857)	(191,621)	(3,128,339)	(300,070)	(4,850,954)
Class Y
Proceeds from Shares issued	13,844,250	202,018,960	27,425,606	434,736,619	1,293,158	22,130,570	6,097,043	95,431,681
Reinvestment of distributions	13,712,897	186,906,606	11,303,725	189,677,066	44,391	778,619	2,083,885	33,271,220
Cost of Shares redeemed	(44,599,665)	(674,403,602)	(94,962,088)	(1,498,045,256)	(5,158,130)	(88,741,881)	(8,854,273)	(145,834,007)
Change from Class Y Share Transactions	(17,042,518)	(285,478,036)	(56,232,757)	(873,631,571)	(3,820,581)	(65,832,692)	(673,345)	(17,131,106)
Class Z
Proceeds from Shares issued	1,677,102	23,901,790	5,906,679	92,270,499	—	—	—	—
Reinvestment of distributions	7,085,965	92,826,102	6,855,766	111,406,290	—	—	—	—
Cost of Shares redeemed	(15,270,917)	(218,622,800)	(43,009,825)	(659,048,856)	—	—	—	—
Change from Class Z Share Transactions	(6,507,850)	(101,894,908)	(30,247,380)	(455,372,067)	—	—	—	—
Institutional Class
Proceeds from Shares issued	—	—	—	—	1,874,703	32,096,149	6,414,250	104,506,111
Reinvestment of distributions	—	—	—	—	19,372	339,393	1,130,473	18,036,138
Cost of Shares redeemed	—	—	—	—	(3,901,835)	(67,162,263)	(8,849,233)	(149,523,123)
Change from Institutional Class Share Transactions	—	—	—	—	(2,007,760)	(34,726,721)	(1,304,510)	(26,980,874)

Change from Share Transactions	(27,500,666)	$(445,934,875)	(94,915,320)	$(1,455,227,653)	(7,463,331)	$(128,662,021)	(3,461,897)	$(68,552,191)

See accompanying Notes to Financial Statements.

82

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Small Cap Value Fund				Touchstone Total Return Bond Fund
For the Six Months				For the Six Months
Ended		For the Year		Ended		For the Year
March 31, 2017		Ended		March 31, 2017		Ended
(Unaudited)		September 30, 2016		(Unaudited)		September 30, 2016
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

1,879,525	$45,588,271	5,882,525	$130,027,094	72,586	$732,390	404,980	$4,176,299
4,698	117,711	62,383	1,249,310	6,011	60,494	10,799	110,510
(650,828)	(15,888,748)	(405,894)	(8,670,985)	(218,671)	(2,189,814)	(147,362)	(1,505,459)
1,233,395	29,817,234	5,539,014	122,605,419	(140,074)	(1,396,930)	268,417	2,781,350

4,109	100,837	8,467	169,445	9,262	93,062	139,295	1,417,759
—	—	1,924	37,527	1,733	17,418	3,370	34,456
(14,098)	(342,252)	(17,559)	(366,361)	(65,740)	(659,343)	(103,849)	(1,057,076)
(9,989)	(241,415)	(7,168)	(159,389)	(54,745)	(548,863)	38,816	395,139

27,575	683,054	20,965	429,261	787,797	7,971,024	1,932,957	19,881,344
168	4,219	8,366	165,828	43,396	437,114	79,717	817,213
(26,794)	(666,206)	(109,569)	(2,278,011)	(2,259,552)	(22,593,250)	(1,145,680)	(11,760,046)
949	21,067	(80,238)	(1,682,922)	(1,428,359)	(14,185,112)	866,994	8,938,511

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

10,489	227,454	153,488	3,135,912	3,688,753	37,303,914	6,930,518	71,129,405
218	5,475	58,793	1,171,340	242,732	2,444,000	418,347	4,287,777
(991,786)	(21,190,388)	(429,978)	(8,920,650)	(2,296,012)	(23,090,059)	(4,589,373)	(46,969,046)
(981,079)	(20,957,459)	(217,697)	(4,613,398)	1,635,473	16,657,855	2,759,492	28,448,136

243,276	$8,639,427	5,233,911	$116,149,710	12,295	$526,950	3,933,719	$40,563,136

83

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Ultra Short Duration Fixed Income Fund
	For the
	Six Months
	Ended		For the Year
	March 31, 2017		Ended
	(Unaudited)		September 30, 2016
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	917,118	$8,543,536	1,455,659	$13,554,444
Reinvestment of distributions	10,144	94,461	13,073	121,660
Cost of Shares redeemed	(1,369,251)	(12,745,458)	(795,071)	(7,399,901)
Change from Class A Share Transactions	(441,989)	(4,107,461)	673,661	6,276,203
Class C
Proceeds from Shares issued	170,889	1,590,913	445,090	4,142,012
Reinvestment of distributions	2,183	20,331	5,126	47,688
Cost of Shares redeemed	(238,421)	(2,219,778)	(484,982)	(4,514,193)
Change from Class C Share Transactions	(65,349)	(608,534)	(34,766)	(324,493)
Class Y
Proceeds from Shares issued	8,648,812	80,512,823	16,170,047	150,487,329
Reinvestment of distributions	99,461	925,935	238,789	2,222,199
Cost of Shares redeemed	(7,084,919)	(65,973,877)	(15,767,661)	(146,728,963)
Change from Class Y Share Transactions	1,663,354	15,464,881	641,175	5,980,565
Class Z
Proceeds from Shares issued	5,329,574	49,623,896	14,233,209	132,476,170
Reinvestment of distributions	152,615	1,421,085	333,217	3,101,505
Cost of Shares redeemed	(8,229,211)	(76,622,629)	(20,909,389)	(194,733,929)
Change from Class Z Share Transactions	(2,747,022)	(25,577,648)	(6,342,963)	(59,156,254)
Institutional Class
Proceeds from Shares issued	11,073,350	103,007,542	20,434,716	190,239,052
Reinvestment of distributions	100,835	938,048	159,277	1,481,955
Cost of Shares redeemed	(5,779,036)	(53,778,345)	(10,553,125)	(98,260,070)
Change from Institutional Class Share Transactions	5,395,149	50,167,245	10,040,868	93,460,937

Change from Share Transactions	3,804,143	$35,338,483	4,977,975	$46,236,958

See accompanying Notes to Financial Statements.

84

Financial Highlights

Touchstone Active Bond Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2017		Year Ended September 30,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value at beginning of period	$10.59		$10.20	$10.45	$10.33	$10.89	$10.46
Income (loss) from investment operations:
Net investment income	0.13		0.26	0.26	0.32	0.30	0.30
Net realized and unrealized gains (losses) on investments	(0.23)		0.43	(0.23)	0.13	(0.38)	0.46
Total from investment operations	(0.10)		0.69	0.03	0.45	(0.08)	0.76
Distributions from:
Net investment income	(0.14)		(0.30)	(0.28)	(0.33)	(0.36)	(0.33)
Realized capital gains	—		—	—	—	(0.12)	—
Total distributions	(0.14)		(0.30)	(0.28)	(0.33)	(0.48)	(0.33)
Net asset value at end of period	$10.35		$10.59	$10.20	$10.45	$10.33	$10.89
Total return(A)	(0.95	%)(B)	6.90%	0.24%	4.41%	(0.85%)	7.47%
Ratios and supplemental data:
Net assets at end of period (000's)	$23,444		$25,324	$29,135	$28,920	$34,635	$79,208
Ratio to average net assets:
Net expenses	0.90	%(C)	0.90%	0.90%	0.86%	0.83%	0.87%
Gross expenses	1.19	%(C)	1.19%	1.19%	1.28%	1.18%	1.23%
Net investment income	2.47	%(C)	2.52%	2.50%	2.99%	2.94%	2.72%
Portfolio turnover rate	269	%(B)	590%	349%	281%	353%	525	%(D)

Touchstone Active Bond Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2017		Year Ended September 30,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value at beginning of period	$9.82		$9.48	$9.73	$9.64	$10.20	$9.82
Income (loss) from investment operations:
Net investment income	0.07		0.16	0.17	0.21	0.20	0.22
Net realized and unrealized gains (losses) on investments	(0.21)		0.41	(0.21)	0.14	(0.35)	0.42
Total from investment operations	(0.14)		0.57	(0.04)	0.35	(0.15)	0.64
Distributions from:
Net investment income	(0.10)		(0.23)	(0.21)	(0.26)	(0.29)	(0.26)
Realized capital gains	—		—	—	—	(0.12)	—
Total distributions	(0.10)		(0.23)	(0.21)	(0.26)	(0.41)	(0.26)
Net asset value at end of period	$9.58		$9.82	$9.48	$9.73	$9.64	$10.20
Total return(A)	(1.29	%)(B)	6.03%	(0.47%)	3.65%	(1.55%)	6.59%
Ratios and supplemental data:
Net assets at end of period (000's)	$5,467		$6,513	$6,946	$8,725	$11,337	$19,386
Ratio to average net assets:
Net expenses	1.65	%(C)	1.65%	1.65%	1.61%	1.58%	1.62%
Gross expenses	2.15	%(C)	2.09%	2.06%	2.15%	1.98%	2.10%
Net investment income	1.72	%(C)	1.77%	1.75%	2.24%	2.19%	1.98%
Portfolio turnover rate	269	%(B)	590%	349%	281%	353%	525	%(D)

(A)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchases and sales of the Funds acquired on April 16, 2012 and September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

85

Financial Highlights (Continued)

Touchstone Active Bond Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended						Period
	March 31,						Ended
	2017		Year Ended September 30,				September 30,
	(Unaudited)		2016	2015	2014	2013	2012(A)
Net asset value at beginning of period	$10.59		$10.20	$10.45	$10.32	$10.89	$10.69
Income (loss) from investment operations:
Net investment income	0.14		0.29	0.29	0.34	0.33	0.18
Net realized and unrealized gains (losses) on investments	(0.23)		0.43	(0.24)	0.15	(0.39)	0.19
Total from investment operations	(0.09)		0.72	0.05	0.49	(0.06)	0.37
Distributions from:
Net investment income	(0.15)		(0.33)	(0.30)	(0.36)	(0.39)	(0.17)
Realized capital gains	—		—	—	—	(0.12)	—
Total distributions	(0.15)		(0.33)	(0.30)	(0.36)	(0.51)	(0.17)
Net asset value at end of period	$10.35		$10.59	$10.20	$10.45	$10.32	$10.89
Total return	(0.82	%)(B)	7.18%	0.49%	4.78%	(0.60%)	(3.46	%)(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$67,761		$76,544	$57,394	$59,764	$58,944	$78,575
Ratio to average net assets:
Net expenses	0.65	%(C)	0.65%	0.65%	0.61%	0.58%	0.58	%(C)
Gross expenses	0.90	%(C)	0.90%	0.91%	0.95%	0.88%	0.97	%(C)
Net investment income	2.72	%(C)	2.77%	2.75%	3.24%	3.19%	2.97	%(C)
Portfolio turnover rate	269	%(B)	590%	349%	281%	353%	525	%(D)

Touchstone Active Bond Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended						Period
	March 31,						Ended
	2017		Year Ended September 30,				September 30,
	(Unaudited)		2016	2015	2014	2013	2012(A)
Net asset value at beginning of period	$10.58		$10.19	$10.44	$10.32	$10.89	$10.69
Income (loss) from investment operations:
Net investment income	0.15		0.33	0.30	0.35	0.34	0.18
Net realized and unrealized gains (losses) on investments	(0.23)		0.40	(0.24)	0.14	(0.39)	0.19
Total from investment operations	(0.08)		0.73	0.06	0.49	(0.05)	0.37
Distributions from:
Net investment income	(0.16)		(0.34)	(0.31)	(0.37)	(0.40)	(0.17)
Realized capital gains	—		—	—	—	(0.12)	—
Total distributions	(0.16)		(0.34)	(0.31)	(0.37)	(0.52)	(0.17)
Net asset value at end of period	$10.34		$10.58	$10.19	$10.44	$10.32	$10.89
Total return	(0.79	%)(B)	7.27%	0.57%	4.76%	(0.52%)	3.50	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$6,789		$6,841	$6,788	$7,393	$7,606	$12,311
Ratio to average net assets:
Net expenses	0.57	%(C)	0.57%	0.57%	0.53%	0.50%	0.50	%(C)
Gross expenses	0.97	%(C)	1.00%	0.95%	1.09%	0.95%	1.11	%(C)
Net investment income	2.80	%(C)	2.85%	2.83%	3.32%	3.27%	3.05	%(C)
Portfolio turnover rate	269	%(B)	590%	349%	281%	353%	525	%(D)

(A)	Represents the period from commencement of operations (April 16, 2012) through September 30, 2012.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchases and sales of the Funds acquired on April 16, 2012 and September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

86

Financial Highlights (Continued)

Touchstone Arbitrage Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31, 2017		Year Ended September 30,
	(Unaudited)		2016	2015	2014(A)
Net asset value at beginning of period	$10.31		$9.93	$9.87	$10.00
Income (loss) from investment operations:
Net investment loss(B)	(0.05)		(0.11)	(0.08)	(0.10)
Net realized and unrealized gains (losses) on investments	0.08		0.66	0.16	(0.03)
Total from investment operations	0.03		0.55	0.08	(0.13)
Distributions from:
Net investment income	—		(0.02)	—	—
Realized capital gains	(0.29)		(0.15)	(0.02)	—
Total distributions	(0.29)		(0.17)	(0.02)	—
Net asset value at end of period	$10.05		$10.31	$9.93	$9.87
Total return(C)	0.41	%(D)	5.61%	0.77%	(1.30%)
Ratios and supplemental data:
Net assets at end of period (000's)	$9,033		$10,003	$20,672	$22,725
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(E)	2.79	%(F)	2.80%	2.42%	2.51%
Gross expenses (including dividend and interest expense on securities sold short)(G)	2.99	%(F)	3.03%	2.44%	2.51%
Net investment loss	(0.95	%)(F)	(1.06%)	(0.83%)	(1.01%)
Portfolio turnover rate	208	%(D)	451%	276%	293%

Touchstone Arbitrage Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31, 2017		Year Ended September 30,
	(Unaudited)		2016	2015	2014(A)
Net asset value at beginning of period	$10.11		$9.80	$9.82	$10.00
Income (loss) from investment operations:
Net investments loss(B)	(0.08)		(0.18)	(0.15)	(0.17)
Net realized and unrealized gains (losses) on investments	0.07		0.65	0.15	(0.01)
Total from investment operations	(0.01)		0.47	—	(0.18)
Distributions from:
Net investment income	—		(0.01)	—	—
Realized capital gains	(0.29)		(0.15)	(0.02)	—
Total distributions	(0.29)		(0.16)	(0.02)	—
Net asset value at end of period	$9.81		$10.11	$9.80	$9.82
Total return(C)	(0.09	%)(D)	4.81%	(0.05%)	(1.80%)
Ratios and supplemental data:
Net assets at end of period (000's)	$9,449		$7,930	$8,694	$11,113
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(E)	3.54	%(F)	3.55%	3.14%	3.27%
Gross expenses (including dividend and interest expense on securities sold short)(G)	3.67	%(F)	3.62%	3.14%	3.29%
Net investment loss	(1.70	%)(F)	(1.81%)	(1.55%)	(1.77%)
Portfolio turnover rate	208	%(D)	451%	276%	293%

(A)	Represents the period from commencement of operations (October 1, 2013) through September 30, 2014.
(B)	The net investment loss per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short for Class A is 1.68%, 1.68%, 1.68% and 1.67% and for Class C is 2.43%, 2.43%, 2.40% and 2.43% for the six months ended March 31, 2017 and years ended September 30, 2016, 2015 and 2014, respectively.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short for Class A is 1.88%, 1.91%, 1.70% and 1.67% and for Class C is 2.56%, 2.50%, 2.40% and 2.45% for the six months ended March 31, 2017 and years ended September 30, 2016, 2015 and 2014, respectively.

See accompanying Notes to Financial Statements.

87

Financial Highlights (Continued)

Touchstone Arbitrage Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31, 2017		Year Ended September 30,
	(Unaudited)		2016	2015	2014(A)
Net asset value at beginning of period	$10.40		$9.99	$9.91	$10.00
Income (loss) from investment operations:
Net investment loss(B)	(0.03)		(0.08)	(0.05)	(0.07)
Net realized and unrealized gains (losses) on investments	0.07		0.67	0.15	(0.02)
Total from investment operations	0.04		0.59	0.10	(0.09)
Distributions from:
Net investment income	—		(0.03)	—	—
Realized capital gains	(0.29)		(0.15)	(0.02)	—
Total distributions	(0.29)		(0.18)	(0.02)	—
Net asset value at end of period	$10.15		$10.40	$9.99	$9.91
Total return	0.40	%(C)	6.00%	0.97%	(0.90%)
Ratios and supplemental data:
Net assets at end of period (000's)	$152,674		$121,794	$87,427	$117,589
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(D)	2.46	%(E)	2.51%	2.10%	2.19%
Gross expenses (including dividend and interest expense on securities sold short)(F)	2.46	%(E)	2.51%	2.10%	2.19%
Net investment loss	(0.62	%)(E)	(0.77%)	(0.51%)	(0.69%)
Portfolio turnover rate	208	%(C)	451%	276%	293%

Touchstone Arbitrage Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31, 2017		Year Ended September 30,
	(Unaudited)		2016	2015	2014(A)
Net asset value at beginning of period	$10.43		$10.01	$9.92	$10.00
Income (loss) from investment operations:
Net investments loss(B)	(0.03)		(0.07)	(0.04)	(0.06)
Net realized and unrealized gains (losses) on investments	0.08		0.68	0.15	(0.02)
Total from investment operations	0.05		0.61	0.11	(0.08)
Distributions from:
Net investment income	—		(0.04)	—	—
Realized capital gains	(0.29)		(0.15)	(0.02)	—
Total distributions	(0.29)		(0.19)	(0.02)	—
Net asset value at end of period	$10.19		$10.43	$10.01	$9.92
Total return	0.50	%(C)	6.12%	1.06%	(0.80%)
Ratios and supplemental data:
Net assets at end of period (000's)	$22,321		$13,782	$8,735	$47,763
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(D)	2.39	%(E)	2.40%	2.02%	2.12%
Gross expenses (including dividend and interest expense on securities sold short)(F)	2.47	%(E)	2.48%	2.03%	2.12%
Net investment loss	(0.54	%)(E)	(0.66%)	(0.43%)	(0.62%)
Portfolio turnover rate	208	%(C)	451%	276%	293%

(A)	Represents the period from commencement of operations (October 1, 2013) through September 30, 2014.
(B)	The net investment loss per share is based on average shares outstanding for the period.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short for Class Y is 1.35%, 1.39%, 1.36% and 1.35% and for Institutional Class is 1.28%, 1.28%, 1.28% and 1.28% for the six months ended March 31, 2017 and years ended September 30, 2016, 2015 and 2014, respectively.
(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short for Class Y is 1.35%, 1.39%, 1.36% and 1.35% and for Institutional Class is 1.36%, 1.36%, 1.29% and 1.28% for the six months ended March 31, 2017 and years ended September 30, 2016, 2015 and 2014, respectively.

See accompanying Notes to Financial Statements.

88

Financial Highlights (Continued)

Touchstone Emerging Markets Small Cap Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2017	Year Ended September 30,
(Unaudited)	2016	2015	2014	2013	2012
Net asset value at beginning of period	$9.29	$9.15	$11.67	$11.52	$12.24	$10.69
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(A)	(0.03	)(A)	0.07	(A)	0.09	(A)	0.09	(A)	0.11
Net realized and unrealized gains (losses) on investments	0.38	0.87	(2.53)	0.09	(0.80)	1.68
Total from investment operations	0.36	0.84	(2.46)	0.18	(0.71)	1.79
Distributions from:
Net investment income	—	(0.70)	(0.06)	(0.03)	(0.01)	(0.15)
Realized capital gains	—	—	—	—	—	(0.09)
Total distributions	—	(0.70)	(0.06)	(0.03)	(0.01)	(0.24)
Net asset value at end of period	$9.65	$9.29	$9.15	$11.67	$11.52	$12.24
Total return(B)	3.88	%(C)	10.01%	(21.18%)	1.61%	(5.69%)	16.71%
Ratios and supplemental data:
Net assets at end of period (000's)	$3,429	$2,376	$3,022	$5,307	$9,843	$34,369
Ratio to average net assets:
Net expenses	1.69	%(D)	1.69%	1.69%	1.69%	1.69%	1.72%
Gross expenses	5.21	%(D)	3.51%	2.41%	2.20%	1.93%	1.99%
Net investment income (loss)	(0.37	%)(D)	(0.40%)	0.66%	0.75%	0.71%	0.94%
Portfolio turnover rate	53	%(C)	68%	28%	38%	25%	33	%(E)

Touchstone Emerging Markets Small Cap Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2017		Year Ended September 30,
	(Unaudited)		2016		2015		2014		2013		2012
Net asset value at beginning of period	$9.10		$8.94		$11.43		$11.33		$12.13		$10.54
Income gain (loss) from investment operations:
Net investment income (loss)	(0.05	)(A)	(0.10	)(A)	(0.01	)(A)	(—	)(A)(F)	(—	)(A)(F)	0.04
Net realized and unrealized gains (losses) on investments	0.37		0.86		(2.48)		0.10		(0.80)		1.64
Total from investment operations	0.32		0.76		(2.49)		0.10		(0.80)		1.68
Distributions from:
Net investment income	—		(0.60)		—		—		—		—	(F)
Realized capital gains	—		—		—		—		—		(0.09)
Total distributions	—		(0.60)		—		—		—		(0.09)
Net asset value at end of period	$9.42		$9.10		$8.94		$11.43		$11.33		$12.13
Total return(B)	3.52	%(C)	9.18%		(21.79%)		0.88%		(6.44%)		15.84%
Ratios and supplemental data:
Net assets at end of period (000's)	$866		$912		$1,566		$2,874		$3,719		$4,903
Ratio to average net assets:
Net expenses	2.44	%(D)	2.44%		2.44%		2.44%		2.44%		2.47%
Gross expenses	6.89	%(D)	4.80%		3.19%		3.03%		2.84%		2.85%
Net investment income (loss)	(1.12	%)(D)	(1.15%)		(0.09%)		(0.00	%)(F)	(0.04%)		0.19%
Portfolio turnover rate	53	%(C)	68%		28%		38%		25%		33	%(E)

(A)	The net investment income (loss) per share is based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of the Touchstone Emerging Markets Equity Fund II acquired on September 17, 2012. If these transactions were included, portfolio turnover would have been higher.
(F)	Less than $0.005 per share or 0.005%.

See accompanying Notes to Financial Statements.

89

Financial Highlights (Continued)

Touchstone Emerging Markets Small Cap Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2017	Year Ended September 30,
(Unaudited)	2016	2015	2014	2013	2012
Net asset value at beginning of period	$9.32	$9.10	$11.63	$11.54	$12.27	$10.74
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(A)	(0.01	)(A)	0.10	(A)	0.12	(A)	0.13	(A)	0.14
Net realized and unrealized gains (losses) on investments	0.38	0.88	(2.52)	0.10	(0.81)	1.70
Total from investment operations	0.37	0.87	(2.42)	0.22	(0.68)	1.84
Distributions from:
Net investment income	—	(0.65)	(0.11)	(0.13)	(0.05)	(0.22)
Realized capital gains	—	—	—	—	—	(0.09)
Total distributions	—	(0.65)	(0.11)	(0.13)	(0.05)	(0.31)
Net asset value at end of period	$9.69	$9.32	$9.10	$11.63	$11.54	$12.27
Total return	3.97	%(B)	10.37%	(20.98%)	1.99%	(5.45%)	17.12%
Ratios and supplemental data:
Net assets at end of period (000's)	$7,587	$4,796	$70,066	$105,641	$138,451	$219,717
Ratio to average net assets:
Net expenses	1.44	%(C)	1.44%	1.40%	1.38%	1.37%	1.41%
Gross expenses	4.26	%(C)	2.27%	1.40%	1.38%	1.35%	1.44%
Net investment income (loss)	(0.12	%)(C)	(0.15%)	0.95%	1.06%	1.04%	1.25%
Portfolio turnover rate	53	%(B)	68%	28%	38%	25%	33	%(D)

Touchstone Emerging Markets Small Cap Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2017	Year Ended September 30,
(Unaudited)	2016	2015	2014	2013	2012
Net asset value at beginning of period	$9.24	$9.11	$11.64	$11.55	$12.28	$10.76
Income (loss) from investment operations:
Net investment income (loss)	(—	)(A)(E)	(—	)(A)(E)	0.12	(A)	0.13	(A)	0.14	(A)	0.18
Net realized and unrealized gains (losses) on investments	0.37	0.88	(2.53)	0.11	(0.81)	1.67
Total from investment operations	0.37	0.88	(2.41)	0.24	(0.67)	1.85
Distributions from:
Net investment income	—	(0.75)	(0.12)	(0.15)	(0.06)	(0.24)
Realized capital gains	—	—	—	—	—	(0.09)
Total distributions	—	(0.75)	(0.12)	(0.15)	(0.06)	(0.33)
Net asset value at end of period	$9.61	$9.24	$9.11	$11.64	$11.55	$12.28
Total return	4.00	%(B)	10.52%	(20.87%)	2.13%	(5.43%)	17.28%
Ratios and supplemental data:
Net assets at end of period (000's)	$687	$667	$184,841	$234,019	$218,523	$271,186
Ratio to average net assets:
Net expenses	1.29	%(C)	1.29%	1.29%	1.29%	1.29%	1.32%
Gross expenses	6.55	%(C)	2.16%	1.33%	1.31%	1.29%	1.37%
Net investment income (loss)	0.03	%(C)	(0.00	%)(E)	1.06%	1.15%	1.11%	1.34%
Portfolio turnover rate	53	%(B)	68%	28%	38%	25%	33	%(D)

(A)	The net investment income (loss) per share is based on average shares outstanding for the period.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchases and sales of the Touchstone Emerging Markets Equity Fund II acquired on September 17, 2012. If these transactions were included, portfolio turnover would have been higher.
(E)	Less than $0.005 per share or 0.005%.

See accompanying Notes to Financial Statements.

90

Financial Highlights (Continued)

Touchstone High Yield Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2017		Year Ended September 30,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value at beginning of period	$8.21		$7.95	$8.91	$8.80	$8.90	$8.13
Income (loss) from investment operations:
Net investment income	0.19		0.41	0.43	0.45	0.51	0.57
Net realized and unrealized gains (losses) on investments	0.04		0.26	(0.81)	0.12	(0.10)	0.76
Total from investment operations	0.23		0.67	(0.38)	0.57	0.41	1.33
Distributions from:
Net investment income	(0.19)		(0.41)	(0.44)	(0.46)	(0.51)	(0.56)
Realized capital gains	—		—	(0.14)	—	—	—
Total distributions	(0.19)		(0.41)	(0.58)	(0.46)	(0.51)	(0.56)
Net asset value at end of period	$8.25		$8.21	$7.95	$8.91	$8.80	$8.90
Total return(A)	2.86	%(B)	8.78%	(4.54%)	6.54%	4.68%	16.80%
Ratios and supplemental data:
Net assets at end of period (000's)	$17,494		$20,995	$26,797	$39,671	$54,845	$96,667
Ratio to average net assets:
Net expenses	1.05	%(C)	1.05%	1.05%	1.03%	0.99%	0.99%
Gross expenses	1.23	%(C)	1.23%	1.15%	1.14%	1.13%	1.10%
Net investment income	4.68	%(C)	5.19%	4.92%	4.95%	5.60%	6.48%
Portfolio turnover rate	31	%(B)	56%	35%	40%	47%	48	%(D)

Touchstone High Yield Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2017		Year Ended September 30,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value at beginning of period	$8.19		$7.93	$8.90	$8.79	$8.89	$8.12
Income (loss) from investment operations:
Net investment income	0.16		0.35	0.36	0.38	0.44	0.49
Net realized and unrealized gains (losses) on investments	0.05		0.26	(0.82)	0.12	(0.09)	0.78
Total from investment operations	0.21		0.61	(0.46)	0.50	0.35	1.27
Distributions from:
Net investment income	(0.16)		(0.35)	(0.37)	(0.39)	(0.45)	(0.50)
Realized capital gains	—		—	(0.14)	—	—	—
Total distributions	(0.16)		(0.35)	(0.51)	(0.39)	(0.45)	(0.50)
Net asset value at end of period	$8.24		$8.19	$7.93	$8.90	$8.79	$8.89
Total return(A)	2.61	%(B)	7.99%	(5.28%)	5.64%	3.92%	15.93%
Ratios and supplemental data:
Net assets at end of period (000's)	$14,482		$16,372	$24,755	$32,163	$34,661	$42,626
Ratio to average net assets:
Net expenses	1.80	%(C)	1.80%	1.80%	1.78%	1.74%	1.80%
Gross expenses	1.96	%(C)	1.94%	1.87%	1.86%	1.87%	1.92%
Net investment income	3.93	%(C)	4.44%	4.17%	4.21%	4.86%	5.67%
Portfolio turnover rate	31	%(B)	56%	35%	40%	47%	48	%(D)

(A)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchases and sales of the Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

91

Financial Highlights (Continued)

Touchstone High Yield Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2017		Year Ended September 30,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value at beginning of period	$8.44		$8.16	$9.14	$9.01	$9.10	$8.30
Income (loss) from investment operations
Net investment income	0.22		0.46	0.47	0.50	0.56	0.59
Net realized and unrealized gains (losses) on investments	0.04		0.25	(0.85)	0.12	(0.11)	0.79
Total from investment operations	0.26		0.71	(0.38)	0.62	0.45	1.38
Distributions from:
Net investment income	(0.21)		(0.43)	(0.46)	(0.49)	(0.54)	(0.58)
Realized capital gains	—		—	(0.14)	—	—	—
Total distributions	(0.21)		(0.43)	(0.60)	(0.49)	(0.54)	(0.58)
Net asset value at end of period	$8.49		$8.44	$8.16	$9.14	$9.01	$9.10
Total return	3.08	%(A)	9.11%	(4.42%)	6.91%	5.00%	17.10%
Ratios and supplemental data:
Net assets at end of period (000's)	$90,944		$85,739	$119,505	$166,071	$187,463	$222,866
Ratio to average net assets:
Net expenses	0.80	%(B)	0.80%	0.80%	0.74%	0.69%	0.75%
Gross expenses	0.90	%(B)	0.91%	0.87%	0.78%	0.83%	0.86%
Net investment income	4.93	%(B)	5.44%	5.17%	5.24%	5.90%	6.72%
Portfolio turnover rate	31	%(A)	56%	35%	40%	47%	48	%(C)

Touchstone High Yield Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended						Period Ended
	March 31,						September
	2017			Year Ended September 30,			30,
	(Unaudited)		2016	2015	2014	2013	2012(D)
Net asset value at beginning of period	$8.43		$8.16	$9.13	$9.00	$9.10	$8.88
Income (loss) from investment operations:
Net Investment income	0.21		0.44	0.46	0.49	0.54	0.43
Net realized and unrealized gains (losses) on investments	0.05		0.27	(0.82)	0.13	(0.09)	0.23
Total from investment operations	0.26		0.71	(0.36)	0.62	0.45	0.66
Distributions from:
Net Investment income	(0.21)		(0.44)	(0.47)	(0.49)	(0.55)	(0.44)
Realized capital gains	—		—	(0.14)	—	—	—
Total distributions	(0.21)		(0.44)	(0.61)	(0.49)	(0.55)	(0.44)
Net asset value at end of period	$8.48		$8.43	$8.16	$9.13	$9.00	$9.10
Total return	3.00	%(A)	9.19%	(4.23%)	6.99%	5.00%	7.66	%(A)
Ratios and supplemental data:
Net assets at end of period (000's)	$117,145		$93,267	$59,037	$56,228	$53,844	$15,735
Ratio to average net assets:
Net expenses	0.72	%(B)	0.72%	0.72%	0.68%	0.59%	0.65	%(B)
Gross expenses	0.75	%(B)	0.77%	0.75%	0.75%	0.75%	0.95	%(B)
Net investment income	5.01	%(B)	5.52%	5.25%	5.31%	6.00%	6.82	%(B)
Portfolio turnover rate	31	%(A)	56%	35%	40%	47%	48	%(C)

(A)	Not annualized.
(B)	Annualized.
(C)	Portfolio turnover excludes the purchases and sales of the Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.
(D)	Represents the period from commencement of operations (January 27, 2012) through September 30, 2012.

See accompanying Notes to Financial Statements.

92

Financial Highlights (Continued)

Touchstone Merger Arbitrage Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2017		Year Ended September 30,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value at beginning of period	$11.00		$10.54	$10.49	$11.05	$10.65	$10.02
Income (loss) from investment operations:
Net investment income (loss)(A)	(0.04)		(0.08)	(0.11)	(0.13)	0.07	(0.09)
Net realized and unrealized gains (losses) on investments	0.12		0.54	0.21	(0.05)	0.44	0.73
Total from investment operations	0.08		0.46	0.10	(0.18)	0.51	0.64
Distributions from:
Net investment income	—		—	—	(0.05)	—	(—	)(B)
Realized capital gains	(0.32)		—	(0.05)	(0.33)	(0.11)	(0.01)
Total distributions	(0.32)		—	(0.05)	(0.38)	(0.11)	(0.01)
Net asset value at end of period	$10.76		$11.00	$10.54	$10.49	$11.05	$10.65
Total return(C)	0.76	%(D)	4.37%	0.92%	(1.75%)	4.84%	6.35%
Ratios and supplemental data:
Net assets at end of period (000's)	$13,462		$15,711	$21,858	$96,916	$275,858	$150,148
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(E)	2.66	%(F)	2.52%	2.47%	2.52%	2.27%	1.96%
Gross expenses (including dividend and interest expense on securities sold short)(G)	2.74	%(F)	2.55%	2.47%	2.52%	2.27%	1.97%
Net investment income (loss)	(0.86	%)(F)	(0.74%)	(0.99%)	(1.25%)	0.65%	(0.90%)
Portfolio turnover rate	192	%(D)	400%	227%	271%	288%	307%

(A)	The net investment income (loss) per share is based on average shares outstanding for the period.
(B)	Less than $0.005 per share.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short is 1.68%, 1.68%, 1.60%, 1.57%, 1.64% and 1.65% for the six months ended March 31, 2017, and years ended September 30, 2016, 2015, 2014, 2013 and 2012, respectively.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short is 1.76%, 1.71%, 1.60%, 1.57%, 1.64% and 1.66% for the six months ended March 31, 2017 and years ended September 30, 2016, 2015, 2014, 2013 and 2012, respectively.

See accompanying Notes to Financial Statements.

93

Financial Highlights (Continued)

Touchstone Merger Arbitrage Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2017		Year Ended September 30,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value at beginning of period	$10.60		$10.22	$10.26	$10.85	$10.54	$10.01
Income (loss) from investment operations:
Net investment loss(A)	(0.08)		(0.16)	(0.18)	(0.22)	(0.01)	(0.17)
Net realized and unrealized gains (losses) on investments	0.11		0.54	0.19	(0.04)	0.43	0.71
Total from investment operations	0.03		0.38	0.01	(0.26)	0.42	0.54
Distributions from:
Net investment income	—		—	—	—	—	(—	)(B)
Realized capital gains	(0.32)		—	(0.05)	(0.33)	(0.11)	(0.01)
Total distributions	(0.32)		—	(0.05)	(0.33)	(0.11)	(0.01)
Net asset value at end of period	$10.31		$10.60	$10.22	$10.26	$10.85	$10.54
Total return(C)	0.41	%(D)	3.62%	0.06%	(2.51%)	3.93%	5.56%
Ratios and supplemental data:
Net assets at end of period (000's)	$12,361		$14,300	$18,868	$35,737	$50,001	$25,739
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(E)	3.41	%(F)	3.27%	3.26%	3.32%	3.05%	2.74%
Gross expenses (including dividend and interest expense on securities sold short)(G)	3.49	%(F)	3.28%	3.26%	3.32%	3.05%	2.75%
Net investment loss	(1.61	%)(F)	(1.49%)	(1.79%)	(2.05%)	(0.13%)	(1.68%)
Portfolio turnover rate	192	%(D)	400%	227%	271%	288%	307%

(A)	The net investment loss per share is based on average shares outstanding for the period.
(B)	Less than $0.005 per share.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short is 2.43%, 2.43%, 2.39%, 2.37%, 2.42%, and 2.43% for the six months ended March 31, 2017 and years ended September 30, 2016, 2015, 2014, 2013 and 2012, respectively.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short is 2.51%, 2.44%, 2.39%, 2.37%, 2.42% and 2.44% for the six months ended March 31, 2017 and years ended September 30, 2016, 2015, 2014, 2013 and 2012, respectively.

See accompanying Notes to Financial Statements.

94

Financial Highlights (Continued)

Touchstone Merger Arbitrage Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2017		Year Ended September 30,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value at beginning of period	$11.13		$10.62	$10.55	$11.10	$10.68	$10.02
Income (loss) from investment operations:
Net investment income (loss)(A)	(0.03)		(0.05)	(0.08)	(0.10)	0.10	(0.07)
Net realized and unrealized gains (losses) on investments	0.12		0.56	0.20	(0.05)	0.43	0.74
Total from investment operations	0.09		0.51	0.12	(0.15)	0.53	0.67
Distributions from:
Net investment income	—		—	—	(0.07)	—	(—	)(B)
Realized capital gains	(0.32)		—	(0.05)	(0.33)	(0.11)	(0.01)
Total distributions	(0.32)		—	(0.05)	(0.40)	(0.11)	(0.01)
Net asset value at end of period	$10.90		$11.13	$10.62	$10.55	$11.10	$10.68
Total return	0.94	%(C)	4.71%	1.10%	(1.41%)	5.01%	6.75%
Ratios and supplemental data:
Net assets at end of period (000's)	$91,171		$85,841	$88,677	$178,305	$192,095	$90,741
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(D)	2.37	%(E)	2.21%	2.20%	2.24%	2.02%	1.68%
Gross expenses (including dividend and interest expense on securities sold short)(F)	2.37	%(E)	2.21%	2.20%	2.24%	2.01%	1.70%
Net investment income (loss)	(0.57	%)(E)	(0.43%)	(0.73%)	(0.97%)	0.90%	(0.62%)
Portfolio turnover rate	192	%(C)	400%	227%	271%	288%	307%

(A)	The net investment income (loss) per share is based on average shares outstanding for the period.
(B)	Less than $0.005 per share.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short is 1.39%, 1.37%, 1.33%, 1.29%, 1.39% and 1.37% for the six months ended March 31, 2017 and years ended September 30, 2016, 2015, 2014, 2013 and 2012, respectively.
(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short is 1.39%, 1.37%, 1.33%, 1.29%, 1.38% and 1.39% for the six months ended March 31, 2017 and years ended September 30, 2016, 2015, 2014, 2013 and 2012, respectively.

See accompanying Notes to Financial Statements.

95

Financial Highlights (Continued)

Touchstone Merger Arbitrage Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2017		Year Ended September 30,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value at beginning of period	$11.16		$10.65	$10.57	$11.13	$10.69	$10.03
Income (loss) from investment operations:
Net investment income (loss)(A)	(0.03)		(0.04)	(0.07)	(0.10)	0.11	(0.06)
Net realized and unrealized gains (losses) on investments	0.13		0.55	0.20	(0.05)	0.44	0.73
Total from investment operations	0.10		0.51	0.13	(0.15)	0.55	0.67
Distributions from:
Net investment income	—		—	—	(0.08)	—	(—	)(B)
Realized capital gains	(0.32)		—	(0.05)	(0.33)	(0.11)	(0.01)
Total distributions	(0.32)		—	(0.05)	(0.41)	(0.11)	(0.01)
Net asset value at end of period	$10.94		$11.16	$10.65	$10.57	$11.13	$10.69
Total return	0.94	%(C)	4.79%	1.19%	(1.44%)	5.20%	6.75%
Ratios and supplemental data:
Net assets at end of period (000's)	$83,839		$76,910	$82,858	$119,727	$170,930	$79,164
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(D)	2.26	%(E)	2.12%	2.13%	2.21%	1.91%	1.59%
Gross expenses (including dividend and interest expense on securities sold short)(F)	2.27	%(E)	2.12%	2.13%	2.20%	1.92%	1.62%
Net investment income (loss)	(0.46	%)(E)	(0.34%)	(0.66%)	(0.94%)	1.01%	(0.53%)
Portfolio turnover rate	192	%(C)	400%	227%	271%	288%	307%

(A)	The net investment income (loss) per share is based on average shares outstanding for the period.
(B)	Less than $0.005 per share.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short is 1.28%, 1.28%, 1.26%, 1.26%, 1.28% and 1.28% for the six months ended March 31, 2017 and years ended September 30, 2016, 2015, 2014, 2013 and 2012, respectively.
(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short is 1.29%, 1.28%, 1.26%, 1.25%, 1.29% and 1.31% for the six months ended March 31, 2017 and years ended September 30, 2016, 2015, 2014, 2013 and 2012, respectively.

See accompanying Notes to Financial Statements.

96

Financial Highlights (Continued)

Touchstone Mid Cap Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2017	Year Ended September 30,
(Unaudited)	2016	2015	2014	2013	2012
Net asset value at beginning of period	$25.91	$23.22	$23.68	$20.87	$16.55	$13.16
Income (loss) from investment operations:
Net investment income (loss)	0.04	0.12	(0.02	)(A)	—	(B)	0.12	(A)	0.10	(A)
Net realized and unrealized gains (losses) on investments	2.35	2.57	(0.44)	2.83	4.51	3.31
Total from investment operations	2.39	2.69	(0.46)	2.83	4.63	3.41
Distributions from:
Net investment income	(0.08)	—	—	(0.02)	(0.31)	(0.02)
Net asset value at end of period	$28.22	$25.91	$23.22	$23.68	$20.87	$16.55
Total return(C)	9.25	%(D)	11.58%	(1.94%)	13.57%	28.43%	25.95%
Ratios and supplemental data:
Net assets at end of period (000's)	$38,171	$53,044	$62,717	$35,513	$43,611	$905
Ratio to average net assets:
Net expenses	1.24	%(E)	1.24%	1.24%	1.23%	1.21%	1.21%
Gross expenses	1.36	%(E)	1.35%	1.35%	1.40%	1.50%	3.50%
Net investment income (loss)	0.04	%(E)	0.43%	(0.07%)	0.01%	0.61%	0.66%
Portfolio turnover rate	8	%(D)	19%	17%	26%	20%	152%

Touchstone Mid Cap Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2017		Year Ended September 30,
	(Unaudited)		2016	2015		2014	2013		2012
Net asset value at beginning of period	$24.76		$22.35	$22.97		$20.37	$16.21		$12.96
Income (loss) from investment operations:
Net investment loss	(0.13)		(0.12)	(0.20	)(A)	(0.15)	(0.03	)(A)	(0.01	)(A)
Net realized and unrealized gains (losses) on investments	2.32		2.53	(0.42)		2.75	4.42		3.26
Total from investment operations	2.19		2.41	(0.62)		2.60	4.39		3.25
Distributions from:
Net investment income	—		—	—		—	(0.23)		—
Net asset value at end of period	$26.95		$24.76	$22.35		$22.97	$20.37		$16.21
Total return(C)	8.85	%(D)	10.78%	(2.70%)		12.76%	27.43%		25.08%
Ratios and supplemental data:
Net assets at end of period (000's)	$58,843		$59,431	$60,815		$41,433	$25,018		$962
Ratio to average net assets:
Net expenses	1.99	%(E)	1.99%	1.99%		1.98%	1.96%		1.96%
Gross expenses	2.11	%(E)	2.13%	2.12%		2.16%	2.37%		4.62%
Net investment loss	(0.71	%)(E)	(0.32%)	(0.82%)		(0.75%)	(0.14%)		(0.09%)
Portfolio turnover rate	8	%(D)	19%	17%		26%	20%		152%

(A)	The net investment income (loss) per share is based on average shares outstanding for the period.
(B)	Less than $0.005 per share.
(C)	Total return shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.

See accompanying Notes to Financial Statements.

97

Financial Highlights (Continued)

Touchstone Mid Cap Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2017	Year Ended September 30,
(Unaudited)	2016	2015	2014	2013	2012
Net asset value at beginning of period	$26.14	$23.38	$23.83	$20.98	$16.60	$13.17
Income (loss) from investment operations:
Net investment income	0.04	0.18	0.05	(A)	0.06	0.17	(A)	0.15	(A)
Net realized and unrealized gains (losses) on investments	2.41	2.59	(0.45)	2.84	4.53	3.31
Total from investment operations	2.45	2.77	(0.40)	2.90	4.70	3.46
Distributions from:
Net investment income	(0.16)	(0.01)	(0.05)	(0.05)	(0.32)	(0.03)
Net asset value at end of period	$28.43	$26.14	$23.38	$23.83	$20.98	$16.60
Total return	9.39	%(B)	11.87%	(1.69%)	13.83%	28.78%	26.29%
Ratios and supplemental data:
Net assets at end of period (000's)	$529,388	$476,831	$481,735	$266,446	$181,276	$47,419
Ratio to average net assets:
Net expenses	0.99	%(C)	0.99%	0.99%	0.98%	0.95%	0.92%
Gross expenses	1.07	%(C)	1.07%	1.11%	1.06%	1.09%	1.08%
Net investment income	0.29	%(C)	0.68%	0.18%	0.26%	0.87%	0.95%
Portfolio turnover rate	8	%(B)	19%	17%	26%	20%	152%

Touchstone Mid Cap Fund—Class Z

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2017	Year Ended September 30,
(Unaudited)	2016	2015	2014	2013	2012
Net asset value at beginning of period	$25.75	$23.08	$23.54	$20.73	$16.45	$13.08
Income (loss) from investment operations:
Net investment income (loss)	0.02	0.12	(0.02	)(A)	0.01	0.12	(A)	0.10	(A)
Net realized and unrealized gains (losses) on investments	2.36	2.55	(0.44)	2.81	4.48	3.28
Total from investment operations	2.38	2.67	(0.46)	2.82	4.60	3.38
Distributions from:
Net investment income	(0.08)	(—	)(D)	—	(0.01)	(0.32)	(0.01)
Net asset value at end of period	$28.05	$25.75	$23.08	$23.54	$20.73	$16.45
Total return	9.24	%(B)	11.58%	(1.95%)	13.58%	28.45%	25.89%
Ratios and supplemental data:
Net assets at end of period (000's)	$18,356	$18,934	$18,693	$11,593	$12,858	$267
Ratio to average net assets:
Net expenses	1.24	%(C)	1.24%	1.24%	1.23%	1.21%	1.21%
Gross expenses	1.49	%(C)	1.46%	1.44%	1.55%	1.55%	3.67%
Net investment income (loss)	0.04	%(C)	0.43%	(0.07%)	0.01%	0.61%	0.66%
Portfolio turnover rate	8	%(B)	19%	17%	26%	20%	152%

(A)	The net investment income (loss) per share is based on average shares outstanding for the period.
(B)	Not annualized.
(C)	Annualized.
(D)	Less than $(0.005) per share.

See accompanying Notes to Financial Statements.

98

Financial Highlights (Continued)

Touchstone Mid Cap Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Period
March 31,	Ended
2017	Year Ended September 30,	September 30,
(Unaudited)	2016	2015	2014	2013	2012(A)
Net asset value at beginning of period	$26.18	$23.40	$23.85	$20.99	$16.61	$15.36
Income (loss) from investment operations:
Net investment income	0.05	0.19	0.06	(B)	0.08	0.19	(B)	0.10	(B)
Net realized and unrealized gains (losses) on investments	2.41	2.61	(0.44)	2.84	4.52	1.15
Total from investment operations	2.46	2.80	(0.38)	2.92	4.71	1.25
Distributions from:
Net investment income	(0.18)	(0.02)	(0.07)	(0.06)	(0.33)	—
Net asset value at end of period	$28.46	$26.18	$23.40	$23.85	$20.99	$16.61
Total return	9.46	%(C)	11.92%	(1.62%)	13.91%	28.85%	8.14	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$78,808	$77,775	$76,324	$90,998	$74,170	$12,231
Ratio to average net assets:
Net expenses	0.92	%(D)	0.92%	0.92%	0.91%	0.89%	0.89	%(D)
Gross expenses	0.98	%(D)	0.99%	1.00%	1.01%	1.07%	1.38	%(D)
Net investment income	0.36	%(D)	0.75%	0.25%	0.33%	0.93%	0.98	%(D)
Portfolio turnover rate	8	%(C)	19%	17%	26%	20%	152%

(A)	Represents the period from commencement of operations (January 27, 2012) through September 30, 2012.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

99

Financial Highlights (Continued)

Touchstone Mid Cap Value Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2017	Year Ended September 30,
(Unaudited)	2016	2015	2014	2013	2012
Net asset value at beginning of period	$17.49	$15.70	$16.60	$16.09	$12.98	$10.86
Income (loss) from investment operations:
Net investment income	0.03	0.09	(A)	0.12	0.05	0.10	0.09
Net realized and unrealized gains (losses) on investments	1.79	2.76	(0.28)	1.85	3.26	2.78
Total from investment operations	1.82	2.85	(0.16)	1.90	3.36	2.87
Distributions from:
Net investment income	(0.01)	(0.10)	(0.10)	(0.05)	(0.10)	(0.09)
Realized capital gains	(0.61)	(0.96)	(0.64)	(1.34)	(0.15)	(0.66)
Total distributions	(0.62)	(1.06)	(0.74)	(1.39)	(0.25)	(0.75)
Net asset value at end of period	$18.69	$17.49	$15.70	$16.60	$16.09	$12.98
Total return(B)	10.57	%(C)	19.20%	(1.14%)	12.49%	26.26%	27.55%
Ratios and supplemental data:
Net assets at end of period (000's)	$19,264	$21,867	$7,663	$14,029	$5,307	$3,409
Ratio to average net assets:
Net expenses	1.27	%(D)	1.27%	1.29%	1.29%	1.29%	1.29%
Gross expenses	1.42	%(D)	1.59%	1.66%	1.58%	1.75%	1.97%
Net investment income	0.32	%(D)	0.56%	0.55%	0.41%	0.73%	0.77%
Portfolio turnover rate	20	%(C)	45%	54%	85	%(E)	68%	42%

Touchstone Mid Cap Value Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2017	Year Ended September 30,
(Unaudited)	2016	2015	2014	2013	2012
Net asset value at beginning of period	$17.23	$15.49	$16.42	$16.00	$12.92	$10.82
Income (loss) from investment operations:
Net investment income (loss)	(—	)(F)	(0.03	)(A)	(0.04)	(0.04)	(—	)(F)	—	(F)
Net realized and unrealized gains (losses) on investments	1.73	2.73	(0.25)	1.80	3.24	2.77
Total from investment operations	1.73	2.70	(0.29)	1.76	3.24	2.77
Distributions from:
Net investment income	—	—	—	—	(0.01)	(0.01)
Realized capital gains	(0.61)	(0.96)	(0.64)	(1.34)	(0.15)	(0.66)
Total distributions	(0.61)	(0.96)	(0.64)	(1.34)	(0.16)	(0.67)
Net asset value at end of period	$18.35	$17.23	$15.49	$16.42	$16.00	$12.92
Total return(B)	10.24	%(C)	18.32%	(1.91%)	11.62%	25.32%	26.64%
Ratios and supplemental data:
Net assets at end of period (000's)	$9,875	$4,088	$1,752	$2,002	$719	$292
Ratio to average net assets:
Net expenses	2.02	%(D)	2.02%	2.04%	2.04%	2.04%	2.04%
Gross expenses	2.29	%(D)	2.75%	2.83%	3.05%	4.17%	7.90%
Net investment income (loss)	(0.43	%)(D)	(0.19%)	(0.20%)	(0.34%)	(0.02%)	0.02%
Portfolio turnover rate	20	%(C)	45%	54%	85	%(E)	68%	42%

(A)	The net investment income (loss) per share is based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of the Touchstone Mid Cap Value Opportunities Fund acquired on March 21, 2014. If these transactions were included, portfolio turnover would have been higher.
(F)	Less than $0.005 per share.

See accompanying Notes to Financial Statements.

100

Financial Highlights (Continued)

Touchstone Mid Cap Value Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2017	Year Ended September 30,
(Unaudited)	2016	2015	2014	2013	2012
Net asset value at beginning of period	$17.57	$15.76	$16.67	$16.15	$13.03	$10.89
Income (loss) from investment operations:
Net investment income	0.05	0.13	(A)	0.14	0.07	0.15	0.11
Net realized and unrealized gains (losses) on investments	1.81	2.78	(0.27)	1.88	3.26	2.81
Total from investment operations	1.86	2.91	(0.13)	1.95	3.41	2.92
Distributions from:
Net investment income	(0.04)	(0.14)	(0.14)	(0.09)	(0.14)	(0.12)
Realized capital gains	(0.61)	(0.96)	(0.64)	(1.34)	(0.15)	(0.66)
Total distributions	(0.65)	(1.10)	(0.78)	(1.43)	(0.29)	(0.78)
Net asset value at end of period	$18.78	$17.57	$15.76	$16.67	$16.15	$13.03
Total return	10.73	%(B)	19.51%	(0.91%)	12.77%	26.53%	27.97%
Ratios and supplemental data:
Net assets at end of period (000's)	$354,923	$292,978	$208,525	$213,404	$15,782	$13,785
Ratio to average net assets:
Net expenses	1.02	%(C)	1.03%	1.04%	1.04%	1.04%	1.04%
Gross expenses	1.09	%(C)	1.13%	1.13%	1.14%	1.37%	1.46%
Net investment income	0.57	%(C)	0.81%	0.81%	0.66%	0.98%	1.02%
Portfolio turnover rate	20	%(B)	45%	54%	85	%(D)	68%	42%

Touchstone Mid Cap Value Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2017	Year Ended September 30,
(Unaudited)	2016	2015	2014	2013	2012
Net asset value at beginning of period	$17.64	$15.82	$16.73	$16.20	$13.07	$10.92
Income (loss) from investment operations:
Net investment income	0.06	0.16	(A)	0.17	0.13	0.16	0.13
Net realized and unrealized gains (losses) on investments	1.83	2.78	(0.27)	1.85	3.28	2.82
Total from investment operations	1.89	2.94	(0.10)	1.98	3.44	2.95
Distributions from:
Net investment income	(0.05)	(0.16)	(0.17)	(0.11)	(0.16)	(0.14)
Realized capital gains	(0.61)	(0.96)	(0.64)	(1.34)	(0.15)	(0.66)
Total distributions	(0.66)	(1.12)	(0.81)	(1.45)	(0.31)	(0.80)
Net asset value at end of period	$18.87	$17.64	$15.82	$16.73	$16.20	$13.07
Total return	10.81	%(B)	19.71%	(0.76%)	12.90%	26.71%	28.17%
Ratios and supplemental data:
Net assets at end of period (000's)	$247,187	$185,989	$124,592	$134,259	$144,965	$75,240
Ratio to average net assets:
Net expenses	0.89	%(C)	0.89%	0.89%	0.89%	0.89%	0.89%
Gross expenses	1.00	%(C)	1.03%	1.03%	1.04%	1.09%	1.12%
Net investment income	0.70	%(C)	0.94%	0.96%	0.81%	1.13%	1.17%
Portfolio turnover rate	20	%(B)	45%	54%	85	%(D)	68%	42%

(A)	The net investment income per share is based on average shares outstanding for the period.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchases and sales of the Touchstone Mid Cap Value Opportunities Fund acquired on March 21, 2014. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

101

Financial Highlights (Continued)

Touchstone Premium Yield Equity Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2017		Year Ended September 30,
	(Unaudited)		2016	2015	2014		2013	2012
Net asset value at beginning of period	$8.77		$8.27	$9.98	$8.92		$8.11	$6.76
Income (loss) from investment operations
Net investment income	0.12		0.22	0.24	0.40	(A)	0.24	0.24
Net realized and unrealized gains (losses) on investments	0.32		1.04	(1.25)	1.07		0.80	1.36
Total from investment operations	0.44		1.26	(1.01)	1.47		1.04	1.60
Distributions from:
Net investment income	(0.13)		(0.21)	(0.25)	(0.41)		(0.23)	(0.24)
Realized capital gains	—		(0.55)	(0.45)	—		—	—
Return of capital	—		—	—	—		—	(0.01)
Total distributions	(0.13)		(0.76)	(0.70)	(0.41)		(0.23)	(0.25)
Net asset value at end of period	$9.08		$8.77	$8.27	$9.98		$8.92	$8.11
Total return(B)	5.09	%(C)	16.80%	(10.79%)	16.79%		12.97%	23.98%
Ratios and supplemental data:
Net assets at end of period (000's)	$22,075		$26,907	$36,023	$45,124		$86,171	$68,780
Ratio to average net assets:
Net expenses	1.20	%(D)	1.20%	1.20%	1.20%		1.20%	1.20%
Gross expenses	1.36	%(D)	1.34%	1.25%	1.29%		1.29%	1.30%
Net investment income	2.67	%(D)	2.57%	2.57%	4.24	%(A)	2.74%	3.26%
Portfolio turnover rate	25	%(C)	38%	31%	26%		56%	16%

Touchstone Premium Yield Equity Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2017		Year Ended September 30,
	(Unaudited)		2016	2015	2014		2013	2012
Net asset value at beginning of period	$8.75		$8.26	$9.97	$8.90		$8.10	$6.76
Income (loss) from investment operations
Net investment income	0.09		0.15	0.17	0.33	(A)	0.16	0.18
Net realized and unrealized gains (losses) on investments	0.33		1.04	(1.24)	1.07		0.80	1.35
Total from investment operations	0.42		1.19	(1.07)	1.40		0.96	1.53
Distributions from:
Net investment income	(0.10)		(0.15)	(0.19)	(0.33)		(0.16)	(0.18)
Realized capital gains	—		(0.55)	(0.45)	—		—	—
Return of capital	—		—	—	—		—	(0.01)
Total distributions	(0.10)		(0.70)	(0.64)	(0.33)		(0.16)	(0.19)
Net asset value at end of period	$9.07		$8.75	$8.26	$9.97		$8.90	$8.10
Total return(B)	4.82	%(C)	15.81%	(11.45%)	15.99%		12.03%	22.93%
Ratios and supplemental data:
Net assets at end of period (000's)	$23,993		$25,781	$31,405	$31,190		$24,009	$15,680
Ratio to average net assets:
Net expenses	1.95	%(D)	1.95%	1.95%	1.95%		1.95%	1.95%
Gross expenses	2.05	%(D)	2.05%	2.00%	2.02%		2.08%	2.14%
Net investment income	1.92	%(D)	1.82%	1.82%	3.49	%(A)	1.99%	2.51%
Portfolio turnover rate	25	%(C)	38%	31%	26%		56%	16%

(A)	Reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A and Class C net investment income per share and ratio of net investment income to average net assets would have been lower by $0.16 and 1.70%, respectively.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

102

Financial Highlights (Continued)

Touchstone Premium Yield Equity Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2017		Year Ended September 30,
	(Unaudited)		2016	2015	2014		2013	2012
Net asset value at beginning of period	$8.75		$8.25	$9.97	$8.90		$8.10	$6.75
Income (loss) from investment operations
Net investment income	0.13		0.23	0.26	0.43	(A)	0.25	0.27
Net realized and unrealized gains (losses) on investments	0.32		1.05	(1.25)	1.07		0.80	1.35
Total from investment operations	0.45		1.28	(0.99)	1.50		1.05	1.62
Distributions from:
Net investment income	(0.14)		(0.23)	(0.28)	(0.43)		(0.25)	(0.26)
Realized capital gains	—		(0.55)	(0.45)	—		—	—
Return of capital	—		—	—	—		—	(0.01)
Total distributions	(0.14)		(0.78)	(0.73)	(0.43)		(0.25)	(0.27)
Net asset value at end of period	$9.06		$8.75	$8.25	$9.97		$8.90	$8.10
Total return	5.24	%(B)	17.13%	(10.58%)	17.13%		13.14%	24.31%
Ratios and supplemental data:
Net assets at end of period (000's)	$86,740		$99,953	$100,772	$109,201		$66,644	$33,185
Ratio to average net assets:
Net expenses	0.95	%(C)	0.95%	0.95%	0.95%		0.95%	0.95%
Gross expenses	1.02	%(C)	1.03%	0.97%	0.96%		1.04%	1.18%
Net investment income	2.92	%(C)	2.82%	2.82%	4.49	%(A)	2.99%	3.51%
Portfolio turnover rate	25	%(B)	38%	31%	26%		56%	16%

(A)	Reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class Y net investment income per share and ratio of net investment income to average net assets would have been lower by $0.16 and 1.70%, respectively.
(B)	Not annualized.
(C)	Annualized.

See accompanying Notes to Financial Statements.

103

Financial Highlights (Continued)

Touchstone Sands Capital Select Growth Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2017		Year Ended September 30,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value at beginning of period	$16.14		$16.48	$18.15	$16.08	$12.65	$9.39
Income (loss) from investment operations:
Net investment loss	(0.06	)(A)	(0.28)	(0.15)	(0.29)	(0.05)	(0.09	)(A)
Net realized and unrealized gains (losses) on investments	0.65		1.47	(0.64)	2.49	3.48	3.35
Total from investment operations	0.59		1.19	(0.79)	2.20	3.43	3.26
Distributions from:
Realized capital gains	(2.16)		(1.53)	(0.88)	(0.13)	—	—
Net asset value at end of period	$14.57		$16.14	$16.48	$18.15	$16.08	$12.65
Total return(B)	5.19	%(C)	7.17%	(4.70%)	13.73%	27.11%	34.72%
Ratios and supplemental data:
Net assets at end of period (000's)	$89,626		$138,315	$230,783	$289,506	$416,396	$186,384
Ratio to average net assets:
Net expenses	1.12	%(D)	1.07%	1.10%	1.31%	1.28%	1.37%
Gross expenses	1.17	%(D)	1.09%	1.10%	1.33%	1.37%	1.47%
Net investment loss	(0.89	%)(D)	(0.81%)	(0.65%)	(0.91%)	(0.62%)	(0.74%)
Portfolio turnover rate	10	%(C)	46%	29%	30%	37%	19%

Touchstone Sands Capital Select Growth Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2017		Year Ended September 30,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value at beginning of period	$15.36		$15.86	$17.62	$15.74	$12.47	$9.33
Income (loss) from investment operations:
Net investment loss	(0.10	)(A)	(0.52)	(0.30)	(0.32)	(0.13)	(0.17	)(A)
Net realized and unrealized gains (losses) on investments	0.59		1.55	(0.58)	2.33	3.40	3.31
Total from investment operations	0.49		1.03	(0.88)	2.01	3.27	3.14
Distributions from:
Realized capital gains	(2.16)		(1.53)	(0.88)	(0.13)	—	—
Net asset value at end of period	$13.69		$15.36	$15.86	$17.62	$15.74	$12.47
Total return(B)	4.83	%(C)	6.32%	(5.38%)	12.89%	26.14%	33.66%
Ratios and supplemental data:
Net assets at end of period (000's)	$78,781		$111,951	$163,237	$203,865	$198,584	$88,931
Ratio to average net assets:
Net expenses	1.87	%(D)	1.82%	1.85%	2.06%	2.03%	2.12%
Gross expenses	1.92	%(D)	1.84%	1.85%	2.09%	2.14%	2.22%
Net investment loss	(1.64	%)(D)	(1.56%)	(1.40%)	(1.65%)	(1.37%)	(1.49%)
Portfolio turnover rate	10	%(C)	46%	29%	30%	37%	19%

(A)	The net investment loss per share is based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

104

Financial Highlights (Continued)

Touchstone Sands Capital Select Growth Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2017		Year Ended September 30,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value at beginning of period	$16.70		$16.96	$18.61	$16.44	$12.90	$9.56
Income (loss) from investment operations:
Net investment loss	(0.04	)(A)	(0.11)	(0.08)	(0.10)	(0.02)	(0.06	)(A)
Net realized and unrealized gains (losses) on investments	0.67		1.38	(0.69)	2.40	3.56	3.40
Total from investment operations	0.63		1.27	(0.77)	2.30	3.54	3.34
Distributions from:
Realized capital gains	(2.16)		(1.53)	(0.88)	(0.13)	—	—
Net asset value at end of period	$15.17		$16.70	$16.96	$18.61	$16.44	$12.90
Total return	5.25	%(B)	7.46%	(4.46%)	14.04%	27.44%	34.94%
Ratios and supplemental data:
Net assets at end of period (000's)	$1,749,650		$2,209,841	$3,198,758	$3,473,661	$2,684,731	$1,215,124
Ratio to average net assets:
Net expenses	0.87	%(C)	0.82%	0.83%	1.06%	1.03%	1.11%
Gross expenses	0.90	%(C)	0.82%	0.83%	1.03%	1.06%	1.18%
Net investment loss	(0.64	%)(C)	(0.56%)	(0.39%)	(0.66%)	(0.37%)	(0.49%)
Portfolio turnover rate	10	%(B)	46%	29%	30%	37%	19%

Touchstone Sands Capital Select Growth Fund—Class Z

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2017		Year Ended September 30,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value at beginning of period	$16.15		$16.49	$18.15	$16.08	$12.65	$9.39
Income (loss) from investment operations:
Net investment loss	(0.06	)(A)	(0.29)	(0.19)	(0.17)	(0.10)	(0.08	)(A)
Net realized and unrealized gains (losses) on investments	0.65		1.48	(0.59)	2.37	3.53	3.34
Total from investment operations	0.59		1.19	(0.78)	2.20	3.43	3.26
Distributions from:
Realized capital gains	(2.16)		(1.53)	(0.88)	(0.13)	—	—
Net asset value at end of period	$14.58		$16.15	$16.49	$18.15	$16.08	$12.65
Total return	5.19	%(B)	7.24%	(4.70%)	13.73%	27.11%	34.72%
Ratios and supplemental data:
Net assets at end of period (000's)	$607,271		$777,930	$1,292,853	$2,302,038	$2,140,884	$1,836,957
Ratio to average net assets:
Net expenses	1.11	%(C)	1.04%	1.08%	1.31%	1.28%	1.32%
Gross expenses	1.21	%(C)	1.11%	1.13%	1.35%	1.37%	1.39%
Net investment loss	(0.88	%)(C)	(0.79%)	(0.64%)	(0.90%)	(0.62%)	(0.70%)
Portfolio turnover rate	10	%(B)	46%	29%	30%	37%	19%

(A	The net investment loss per share is based on average shares outstanding for the period.
(B)	Not annualized.
(C)	Annualized.

See accompanying Notes to Financial Statements.

105

Financial Highlights (Continued)

Touchstone Small Cap Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2017		Year Ended September 30,
	(Unaudited)		2016		2015		2014		2013	2012
Net asset value at beginning of period	$16.24		$17.73		$20.55		$19.44		$16.02	$11.94
Income (loss) from investment operations:
Net investment income (loss)	(—	)(A)	—	(A)	0.15	(B)	(0.09	)(C)	0.44	0.05
Net realized and unrealized gains (losses) on investments	1.00		0.59		(1.38)		1.80		3.28	4.20
Total from investment operations	1.00		0.59		(1.23)		1.71		3.72	4.25
Distributions from:
Net investment income	—		(0.13)		(—	)(A)	(0.31)		(0.18)	(—	)(A)
Realized capital gains	—		(1.95)		(1.59)		(0.29)		(0.12)	(0.17)
Total distributions	—		(2.08)		(1.59)		(0.60)		(0.30)	(0.17)
Net asset value at end of period	$17.24		$16.24		$17.73		$20.55		$19.44	$16.02
Total return(D)	6.16	%(E)	3.74%		(6.36%)		8.80%		23.60%	35.86%
Ratios and supplemental data:
Net assets at end of period (000's)	$15,394		$37,942		$62,423		$60,246		$122,394	$84,539
Ratio to average net assets:
Net expenses	1.38	%(F)	1.38%		1.38%		1.36%		1.34%	1.34%
Gross expenses	1.51	%(F)	1.45%		1.42%		1.43%		1.53%	1.58%
Net investment income (loss)	(0.06	%)(F)	0.00	%(A)	0.75	%(B)	(0.45%)		2.47%	0.37%
Portfolio turnover rate	11	%(E)	17%		42%		17%		15%	11%

Touchstone Small Cap Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2017		Year Ended September 30,
	(Unaudited)		2016	2015		2014		2013	2012
Net asset value at beginning of period	$15.63		$17.16	$20.07		$19.01		$15.69	$11.79
Income (loss) from investment operations:
Net investment income (loss)	(0.12)		(0.16)	—	(A)(B)	(0.24	)(C)	0.30	(0.01)
Net realized and unrealized gains (losses) on investments	1.02		0.60	(1.32)		1.75		3.22	4.08
Total from investment operations	0.90		0.44	(1.32)		1.51		3.52	4.07
Distributions from:
Net investment income	—		(0.02)	—		(0.16)		(0.08)	(—	)(A)
Realized capital gains	—		(1.95)	(1.59)		(0.29)		(0.12)	(0.17)
Total distributions	—		(1.97)	(1.59)		(0.45)		(0.20)	(0.17)
Net asset value at end of period	$16.53		$15.63	$17.16		$20.07		$19.01	$15.69
Total return(D)	5.76	%(E)	2.92%	(7.01%)		7.96%		22.69%	34.78%
Ratios and supplemental data:
Net assets at end of period (000's)	$12,651		$14,957	$21,562		$27,104		$28,685	$24,278
Ratio to average net assets:
Net expenses	2.13	%(F)	2.13%	2.13%		2.12%		2.09%	2.09%
Gross expenses	2.27	%(F)	2.23%	2.17%		2.17%		2.24%	2.30%
Net investment income (loss)	(0.81	%)(F)	(0.75%)	0.00	%(A)(B)	(1.20%)		1.72%	(0.38%)
Portfolio turnover rate	11	%(E)	17%	42%		17%		15%	11%

(A)	Less than $0.005 per share or 0.005%.
(B)	Reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A and Class C net investment income per share and ratio of net investment income to average net assets would have been lower by $0.13 and 0.65%, respectively.
(C)	The net investment loss per share is based on average shares outstanding for the period.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	Annualized.

See accompanying Notes to Financial Statements.

106

Financial Highlights (Continued)

Touchstone Small Cap Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2017		Year Ended September 30,
	(Unaudited)		2016	2015		2014		2013	2012
Net asset value at beginning of period	$16.44		$17.93	$20.72		$19.59		$16.13	$12.00
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.05	0.18	(A)	(0.03	)(B)	0.46	0.07
Net realized and unrealized gains (losses) on investments	1.02		0.58	(1.37)		1.81		3.34	4.24
Total from investment operations	1.05		0.63	(1.19)		1.78		3.80	4.31
Distributions from:
Net investment income	(0.06)		(0.17)	(0.01)		(0.36)		(0.22)	(0.01)
Realized capital gains	—		(1.95)	(1.59)		(0.29)		(0.12)	(0.17)
Total distributions	(0.06)		(2.12)	(1.60)		(0.65)		(0.34)	(0.18)
Net asset value at end of period	$17.43		$16.44	$17.93		$20.72		$19.59	$16.13
Total return	6.32	%(C)	3.97%	(6.11%)		9.12%		24.01%	36.23%
Ratios and supplemental data:
Net assets at end of period (000's)	$246,306		$295,198	$333,971		$309,367		$258,024	$168,987
Ratio to average net assets:
Net expenses	1.13	%(D)	1.13%	1.11%		1.06%		1.03%	1.04%
Gross expenses	1.15	%(D)	1.14%	1.11%		1.08%		1.14%	1.17%
Net investment income (loss)	0.19	%(D)	0.25%	1.02	%(A)	(0.15%)		2.78%	0.66%
Portfolio turnover rate	11	%(C)	17%	42%		17%		15%	11%

Touchstone Small Cap Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2017		Year Ended September 30,
	(Unaudited)		2016	2015		2014		2013	2012
Net asset value at beginning of period	$16.43		$17.92	$20.69		$19.57		$16.11	$11.99
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.07	0.24	(A)	(0.02	)(B)	0.49	0.06
Net realized and unrealized gains (losses) on investments	1.01		0.57	(1.41)		1.81		3.32	4.26
Total from investment operations	1.03		0.64	(1.17)		1.79		3.81	4.32
Distributions from:
Net investment income	(0.05)		(0.18)	(0.01)		(0.38)		(0.23)	(0.03)
Realized capital gains	—		(1.95)	(1.59)		(0.29)		(0.12)	(0.17)
Total distributions	(0.05)		(2.13)	(1.60)		(0.67)		(0.35)	(0.20)
Net asset value at end of period	$17.41		$16.43	$17.92		$20.69		$19.57	$16.11
Total return	6.35	%(C)	4.05%	(6.01%)		9.17%		24.13%	36.32%
Ratios and supplemental data:
Net assets at end of period (000's)	$235,663		$255,422	$301,868		$393,287		$395,770	$247,876
Ratio to average net assets:
Net expenses	1.04	%(D)	1.04%	1.04%		1.01%		0.94%	0.94%
Gross expenses	1.04	%(D)	1.04%	1.04%		1.04%		1.07%	1.09%
Net investment income (loss)	0.28	%(D)	0.34%	1.10	%(A)	(0.10%)		2.87%	0.77%
Portfolio turnover rate	11	%(C)	17%	42%		17%		15%	11%

(A)	Reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class Y and Institutional Class net investment income per share and ratio of net investment income to average net assets would have been lower by $0.13 and 0.65%, respectively.
(B)	The net investment loss per share is based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

107

Financial Highlights (Continued)

Touchstone Small Cap Value Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2017	Year Ended September 30,
(Unaudited)	2016	2015	2014	2013	2012
Net asset value at beginning of period	$22.20	$20.17	$23.23	$22.79	$18.33	$13.85
Income (loss) from investment operations:
Net investment income	0.02	(A)	0.23	0.36	0.36	0.41	0.21	(A)
Net realized and unrealized gains (losses) on investments	3.08	2.80	(2.15)	0.39	4.45	4.60
Total from investment operations	3.10	3.03	(1.79)	0.75	4.86	4.81
Distributions from:
Net investment income	(0.02)	(0.27)	(0.35)	(0.31)	(0.40)	(0.33)
Realized capital gains	—	(0.73)	(0.92)	—	—	—
Total distributions	(0.02)	(1.00)	(1.27)	(0.31)	(0.40)	(0.33)
Net asset value at end of period	$25.28	$22.20	$20.17	$23.23	$22.79	$18.33
Total return(B)	13.95	%(C)	15.63%	(8.32%)	3.19%	26.82%	34.87%
Ratios and supplemental data:
Net assets at end of period (000's)	$202,135	$150,081	$24,659	$31,773	$34,826	$32,115
Ratio to average net assets:
Net expenses	1.38	%(D)	1.38%	1.38%	1.43%	1.43%	1.43%
Gross expenses	1.73	%(D)	1.67%	1.60%	1.67%	1.78%	1.77%
Net investment income	0.14	%(D)	1.05%	1.51%	1.44%	1.98%	1.26%
Portfolio turnover rate	32	%(C)	155%	112%	100	%(E)(F)	98%	109%

Touchstone Small Cap Value Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2017	Year Ended September 30,
(Unaudited)	2016	2015	2014	2013	2012
Net asset value at beginning of period	$21.95	$19.98	$23.00	$22.61	$18.23	$13.82
Income (loss) from investment operations:
Net investment income	(0.07	)(A)	0.06	0.17	0.16	0.29	0.09	(A)
Net realized and unrealized gains (losses) on investments	3.05	2.77	(2.10)	0.40	4.39	4.58
Total from investment operations	2.98	2.83	(1.93)	0.56	4.68	4.67
Distributions from:
Net investment income	—	(0.13)	(0.17)	(0.17)	(0.30)	(0.26)
Realized capital gains	—	(0.73)	(0.92)	—	—	—
Total distributions	—	(0.86)	(1.09)	(0.17)	(0.30)	(0.26)
Net asset value at end of period	$24.93	$21.95	$19.98	$23.00	$22.61	$18.23
Total return(B)	13.58	%(C)	14.72%	(9.01%)	2.46%	25.90%	33.95%
Ratios and supplemental data:
Net assets at end of period (000's)	$1,314	$1,376	$1,396	$2,169	$841	$104
Ratio to average net assets:
Net expenses	2.13	%(D)	2.13%	2.13%	2.18%	2.18%	2.18%
Gross expenses	3.53	%(D)	3.39%	3.13%	3.25%	5.19%	28.35%
Net investment income	(0.61	%)(D)	0.30%	0.76%	0.69%	1.23%	0.51%
Portfolio turnover rate	32	%(C)	155%	112%	100	%(E)(F)	98%	109%

(A)	The net investment income per share is based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover rate excludes securities received from a subscription-in-kind.
(F)	Portfolio turnover excludes the purchases and sales of the Touchstone Small Company Value Fund acquired on March 21, 2014. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

108

Financial Highlights (Continued)

Touchstone Small Cap Value Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2017	Year Ended September 30,
(Unaudited)	2016	2015	2014	2013	2012
Net asset value at beginning of period	$22.24	$20.20	$23.25	$22.82	$18.36	$13.89
Income (loss) from investment operations:
Net investment income	0.05	(A)	0.24	0.42	0.35	0.48	0.26	(A)
Net realized and unrealized gains (losses) on investments	3.08	2.84	(2.14)	0.46	4.44	4.59
Total from investment operations	3.13	3.08	(1.72)	0.81	4.92	4.85
Distributions from:
Net investment income	(0.04)	(0.31)	(0.41)	(0.38)	(0.46)	(0.38)
Realized capital gains	—	(0.73)	(0.92)	—	—	—
Total distributions	(0.04)	(1.04)	(1.33)	(0.38)	(0.46)	(0.38)
Net asset value at end of period	$25.33	$22.24	$20.20	$23.25	$22.82	$18.36
Total return	14.15	%(B)	15.86%	(8.08%)	3.47%	27.11%	35.19%
Ratios and supplemental data:
Net assets at end of period (000's)	$3,532	$3,080	$4,419	$9,097	$769	$222
Ratio to average net assets:
Net expenses	1.13	%(C)	1.13%	1.13%	1.18%	1.18%	1.18%
Gross expenses	1.89	%(C)	1.70%	1.44%	1.65%	3.45%	22.47%
Net investment income	0.39	%(C)	1.30%	1.76%	1.70%	2.23%	1.51%
Portfolio turnover rate	32	%(B)	155%	112%	100	%(D)(E)	98%	109%

Touchstone Small Cap Value Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2017	Year Ended September 30,
(Unaudited)	2016	2015	2014	2013	2012
Net asset value at beginning of period	$22.22	$20.19	$23.24	$22.81	$18.35	$13.86
Income (loss) from investment operations:
Net investment income	0.06	(A)	0.30	0.45	0.40	0.48	0.29	(A)
Net realized and unrealized gains (losses) on investments	3.09	2.80	(2.13)	0.44	4.47	4.60
Total from investment operations	3.15	3.10	(1.68)	0.84	4.95	4.89
Distributions from:
Net investment income	(0.06)	(0.34)	(0.45)	(0.41)	(0.49)	(0.40)
Realized capital gains	—	(0.73)	(0.92)	—	—	—
Total distributions	(0.06)	(1.07)	(1.37)	(0.41)	(0.49)	(0.40)
Net asset value at end of period	$25.31	$22.22	$20.19	$23.24	$22.81	$18.35
Total return	14.19	%(B)	16.05%	(7.93%)	3.59%	27.30%	35.56%
Ratios and supplemental data:
Net assets at end of period (000's)	$2,210	$23,740	$25,968	$29,831	$2,665	$1,160
Ratio to average net assets:
Net expenses	0.98	%(C)	0.98%	0.98%	1.03%	1.03%	1.03%
Gross expenses	1.41	%(C)	1.22%	1.19%	1.30%	1.83%	1.87%
Net investment income	0.54	%(C)	1.45%	1.91%	1.84%	2.38%	1.66%
Portfolio turnover rate	32	%(B)	155%	112%	100	%(D)(E)	98%	109%

(A)	The net investment income per share is based on average shares outstanding for the period.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover rate excludes securities received from a subscription-in-kind.
(E)	Portfolio turnover excludes the purchases and sales of the Touchstone Small Company Value Fund acquired on March 21, 2014. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

109

Financial Highlights (Continued)

Touchstone Total Return Bond Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2017		Year Ended September 30,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value at beginning of period	$10.38		$10.19	$10.23	$10.07	$10.50	$10.13
Income (loss) from investment operations:
Net investment income	0.10		0.24	0.22	0.23	0.21	0.23
Net realized and unrealized gains (losses) on investments	(0.32)		0.22	0.01	0.22	(0.36)	0.41
Total from investment operations	(0.22)		0.46	0.23	0.45	(0.15)	0.64
Distributions from:
Net investment income	(0.14)		(0.27)	(0.27)	(0.29)	(0.27)	(0.27)
Realized capital gains	—		—	—	—	(0.01)	—
Total distributions	(0.14)		(0.27)	(0.27)	(0.29)	(0.28)	(0.27)
Net asset value at end of period	$10.02		$10.38	$10.19	$10.23	$10.07	$10.50
Total return(A)	(2.14	%)(B)	4.57%	2.24%	4.53%	(1.48%)	6.42%
Ratios and supplemental data:
Net assets at end of period (000's)	$6,942		$8,639	$5,749	$5,144	$12,167	$10,210
Ratio to average net assets:
Net expenses	0.85	%(C)	0.87%	0.90%	0.90%	0.90%	0.90%
Gross expenses	1.19	%(C)	1.25%	1.26%	1.25%	1.10%	1.22%
Net investment income	1.94	%(C)	2.26%	2.10%	2.32%	2.07%	2.26%
Portfolio turnover rate	10	%(B)	12%	19%	5%	35%	79	%(D)

Touchstone Total Return Bond Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2017		Year Ended September 30,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value at beginning of period	$10.36		$10.18	$10.21	$10.05	$10.49	$10.12
Income (loss) from investment operations:
Net investment income	0.06		0.15	0.14	0.15	0.11	0.14
Net realized and unrealized gains (losses) on investments	(0.31)		0.22	0.02	0.22	(0.35)	0.42
Total from investment operations	(0.25)		0.37	0.16	0.37	(0.24)	0.56
Distributions from:
Net investment income	(0.10)		(0.19)	(0.19)	(0.21)	(0.19)	(0.19)
Realized capital gains	—		—	—	—	(0.01)	—
Total distributions	(0.10)		(0.19)	(0.19)	(0.21)	(0.20)	(0.19)
Net asset value at end of period	$10.01		$10.36	$10.18	$10.21	$10.05	$10.49
Total return(A)	(2.42	%)(B)	3.70%	1.60%	3.75%	(2.33%)	5.63%
Ratios and supplemental data:
Net assets at end of period (000's)	$2,169		$2,813	$2,368	$1,634	$2,455	$3,257
Ratio to average net assets:
Net expenses	1.60	%(C)	1.62%	1.65%	1.65%	1.65%	1.65%
Gross expenses	2.22	%(C)	2.19%	2.27%	2.47%	2.10%	2.03%
Net investment income	1.19	%(C)	1.51%	1.35%	1.57%	1.32%	1.51%
Portfolio turnover rate	10	%(B)	12%	19%	5%	35%	79	%(D)

(A)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchases and sales of the Old Mutual Barrow Hanley Core Bond Fund acquired on April 16, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

110

Financial Highlights (Continued)

Touchstone Total Return Bond Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2017		Year Ended September 30,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value at beginning of period	$10.39		$10.20	$10.24	$10.08	$10.52	$10.15
Income (loss) from investment operations:
Net investment income	0.12		0.26	0.25	0.26	0.23	0.25
Net realized and unrealized gains (losses) on investments	(0.32)		0.23	0.01	0.22	(0.36)	0.42
Total from investment operations	(0.20)		0.49	0.26	0.48	(0.13)	0.67
Distributions from:
Net investment income	(0.15)		(0.30)	(0.30)	(0.32)	(0.30)	(0.30)
Realized capital gains	—		—	—	—	(0.01)	—
Total distributions	(0.15)		(0.30)	(0.30)	(0.32)	(0.31)	(0.30)
Net asset value at end of period	$10.04		$10.39	$10.20	$10.24	$10.08	10.52
Total return	(1.92	%)(A)	4.82%	2.51%	4.84%	(1.32%)	6.72%
Ratios and supplemental data:
Net assets at end of period (000’s)	$33,463	$	$49,484	$39,751	$19,397	$19,635	$29,716
Ratio to average net assets:
Net expenses	0.60	%(B)	0.62%	0.65%	0.61%	0.62%	0.58%
Gross expenses	0.74	%(B)	0.71%	0.70%	0.68%	0.71%	0.70%
Net investment income	2.19	%(B)	2.51%	2.35%	2.61%	2.34%	2.59%
Portfolio turnover rate	10	%(A)	12%	19%	5%	35%	79	%(C)

Touchstone Total Return Bond Fund — Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2017			Year Ended September 30,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value at beginning of period	$10.39		$10.20	$10.24	$10.08	$10.51	$10.14
Income (loss) from investment operations:
Net investment income	0.12		0.28	0.26	0.27	0.25	0.22
Net realized and unrealized gains (losses) on investments	(0.32)		0.22	0.01	0.22	(0.36)	0.46
Total from investment operations	(0.20)		0.50	0.27	0.49	(0.11)	0.68
Distributions from:
Net investment income	(0.16)		(0.31)	(0.31)	(0.33)	(0.31)	(0.31)
Realized capital gains	—		—	—	—	(0.01)	—
Total distributions	(0.16)		(0.31)	(0.31)	(0.33)	(0.32)	(0.31)
Net asset value at end of period	$10.03		$10.39	$10.20	$10.24	$10.08	$10.51
Total return	(1.97	%)(A)	4.94%	2.65%	4.96%	(1.09%)	6.81%
Ratios and supplemental data:
Net assets at end of period (000’s)	$176,759		$166,008	$134,877	$116,404	$133,051	$148,341
Ratio to average net assets:
Net expenses	0.50	%(B)	0.50%	0.50%	0.50%	0.50%	0.50%
Gross expenses	0.60	%(B)	0.60%	0.61%	0.60%	0.60%	0.67%
Net investment income	2.29	%(B)	2.63%	2.50%	2.72%	2.47%	2.66%
Portfolio turnover rate	10	%(A)	12%	19%	5%	35%	79	%(C)

(A)	Not annualized.
(B)	Annualized.
(C)	Portfolio turnover excludes the purchases and sales of the Old Mutual Barrow Hanley Core Bond Fund acquired on April 16, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

111

Financial Highlights (Continued)

Touchstone Ultra Short Duration Fixed Income Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended							Period
	March 31,							Ended
	2017		Year Ended September 30,					September 30,
	(Unaudited)		2016	2015	2014	2013		2012(A)
Net asset value at beginning of period	$9.32		$9.32	$9.41	$9.45	$9.56		$9.57
Income (loss) from investment operations:
Net investment income	0.05		0.10	0.06	0.06	0.09		0.09
Net realized and unrealized gains (losses) on investments	(0.04)		0.02	(0.03)	0.03	(0.04)		(0.01)
Total from investment operations	0.01		0.12	0.03	0.09	0.05		0.08
Distributions from:
Net investment income	(0.06)		(0.12)	(0.12)	(0.13)	(0.16)		(0.09)
Net asset value at end of period	$9.27		$9.32	$9.32	$9.41	$9.45		$9.56
Total return(B)	0.55	%(C)	1.35%	0.31%	0.92%	0.48%		0.85	%(C)
Ratios and supplemental data:
Net assets at end of period (000’s)	$12,765		$16,946	$10,675	$10,596	$32,088		$34,228
Ratio to average net assets:
Net expenses	0.69	%(D)	0.69%	0.69%	0.69%	0.69%		0.69	%(D)
Gross expenses	0.87	%(D)	0.97%	0.99%	0.93%	0.83%		1.19	%(D)
Net investment income	1.17	%(D)	1.09%	0.54%	0.79%	0.85%		1.40	%(D)
Portfolio turnover rate	68	%(C)	169%	132%	142%	107	%(E)	169	%(F)

Touchstone Ultra Short Duration Fixed Income Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

Six Months	Period
Ended	Ended
March 31, 2017	Year Ended September 30,	September 30,
(Unaudited)	2016	2015	2014	2013	2012(A)
Net asset value at beginning of period	$9.32	$9.32	$9.41	$9.45	$9.56	$9.57
Income (loss) from investment operations:
Net investment income	0.04	0.06	—	(G)	0.02	0.04	0.05
Net realized and unrealized gains (losses) on investments	—	(G)	0.02	(0.02)	0.02	(0.04)	0.01
Total from investment operations	0.04	0.08	(0.02)	0.04	—	0.06
Distributions from:
Net investment income	(0.04)	(0.08)	(0.07)	(0.08)	(0.11)	(0.07)
Net asset value at end of period	$9.32	$9.32	$9.32	$9.41	$9.45	$9.56
Total return(B)	0.28	%(C)	0.84%	(0.19%)	0.42%	(0.02%)	0.62	%(C)
Ratios and supplemental data:
Net assets at end of period (000’s)	$7,352	$7,961	$8,291	$11,272	$13,568	$11,517
Ratio to average net assets:
Net expenses	1.19	%(D)	1.19%	1.19%	1.19%	1.19%	1.19	%(D)
Gross expenses	1.55	%(D)	1.54%	1.48%	1.44%	1.39%	1.68	%(D)
Net investment income	0.68	%(D)	0.59%	0.04%	0.29%	0.35%	0.90	%(D)
Portfolio turnover rate	68	%(C)	169%	132%	142%	107	%(E)	169	%(F)

(A)	Represents the period from commencement of operations (April 16, 2012) through September 30, 2012.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of the Touchstone Short Duration Fixed Income Fund acquired on May 17, 2013. If these transactions were included, portfolio turnover would have been higher.
(F)	Portfolio turnover excludes the purchases and sales of the Old Mutual Dwight Short Term Fixed Income Fund and Fifth Third Short Term Bond Fund acquired on April 16, 2012 and September 10, 2012, respectively. If these transactions were included, portfolio turnover would have been higher.
(G)	Less than $0.005 per share.

See accompanying Notes to Financial Statements.

112

Financial Highlights (Continued)

Touchstone Ultra Short Duration Fixed Income Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended							Period
	March 31,							Ended
	2017		Year Ended September 30,					September 30,
	(Unaudited)		2016	2015	2014	2013		2012(A)
Net asset value at beginning of period	$9.32		$9.32	$9.41	$9.45	$9.56		$9.57
Income (loss) from investment operations:
Net investment income	0.06		0.13	0.07	0.10	0.12		0.08
Net realized and unrealized gains (losses) on investments	—	(B)	0.02	(0.02)	0.01	(0.05)		0.01
Total from investment operations	0.06		0.15	0.05	0.11	0.07		0.09
Distributions from:
Net investment income	(0.07)		(0.15)	(0.14)	(0.15)	(0.18)		(0.10)
Net asset value at end of period	$9.31		$9.32	$9.32	$9.41	$9.45		$9.56
Total return	0.68	%(C)	1.60%	0.56%	1.17%	0.74%		0.97	%(C)
Ratios and supplemental data:
Net assets at end of period (000’s)	$221,705		$206,313	$200,456	$244,885	$249,250		$190,515
Ratio to average net assets:
Net expenses	0.44	%(D)	0.44%	0.44%	0.44%	0.44%		0.44	%(D)
Gross expenses	0.53	%(D)	0.53%	0.52%	0.49%	0.51%		0.55	%(D)
Net investment income	1.43	%(D)	1.34%	0.79%	1.04%	1.10%		1.65	%(D)
Portfolio turnover rate	68	%(C)	169%	132%	142%	107	%(E)	169	%(F)

Touchstone Ultra Short Duration Fixed Income Fund—Class Z

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2017		Year Ended September 30,
	(Unaudited)		2016	2015	2014	2013		2012
Net asset value at beginning of period	$9.32		$9.32	$9.41	$9.45	$9.56		$9.58
Income (loss) from investment operations:
Net investment income	0.05		0.10	0.05	0.08	0.09		0.14
Net realized and unrealized gains (losses) on investment	(0.01)		0.02	(0.02)	0.01	(0.04)		0.06
Total from investment operations	0.04		0.12	0.03	0.09	0.05		0.20
Distributions from:
Net investment income	(0.06)		(0.12)	(0.12)	(0.13)	(0.16)		(0.22)
Net asset value at end of period	$9.30		$9.32	$9.32	$9.41	$9.45		$9.56
Total return	0.55	%(C)	1.35%	0.31%	0.91%	0.52%		2.10%
Ratios and supplemental data:
Net assets at end of period (000’s)	$219,212		$245,252	$304,553	$401,851	$381,554		$338,669
Ratio to average net assets:
Net expenses	0.69	%(D)	0.69%	0.69%	0.69%	0.65%		0.64%
Gross expenses	0.80	%(D)	0.79%	0.76%	0.76%	0.73%		0.73%
Net Investment Income	1.18	%(D)	1.09%	0.54%	0.79%	0.89%		1.45%
Portfolio turnover rate	68	%(C)	169%	132%	142%	107	%(E)	169	%(F)

(A)	Represents the period from commencement of operations (April 16, 2012) through September 30, 2012.
(B)	Less than $0.005 per share.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of the Touchstone Short Duration Fixed Income Fund acquired on May 17, 2013. If these transactions were included, portfolio turnover would have been higher.
(F)	Portfolio turnover excludes the purchases and sales of the Old Mutual Dwight Short Term Fixed Income Fund and Fifth Third Short Term Bond Fund acquired on April 16, 2012 and September 10, 2012, respectively. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

113

Financial Highlights (Continued)

Touchstone Ultra Short Duration Fixed Income Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended							Period
	March 31,							Ended
	2017		Year Ended September 30,					September 30,
	(Unaudited)		2016	2015	2014	2013		2012(A)
Net asset value at beginning of period	$9.32		$9.32	$9.41	$9.45	$9.56		$9.57
Income (loss) from investment operations:
Net investment income	0.07		0.13	0.08	0.10	0.14		0.09
Net realized and unrealized gains (losses) on investments	—	(B)	0.02	(0.02)	0.01	(0.07)		—	(B)
Total from investment operations	0.07		0.15	0.06	0.11	0.07		0.09
Distributions from:
Net investment income	(0.08)		(0.15)	(0.15)	(0.15)	(0.18)		(0.10)
Net asset value at end of period	$9.31		$9.32	$9.32	$9.41	$9.45		$9.56
Total return	0.71	%(C)	1.54%	0.61%	1.22%	0.78%		0.99	%(C)
Ratios and supplemental data:
Net assets at end of period (000’s)	$193,082		$142,913	$49,389	$50,853	$59,662		$6,697
Ratio to average net assets:
Net expenses	0.39	%(D)	0.39%	0.39%	0.39%	0.39%		0.39	%(D)
Gross expenses	0.45	%(D)	0.46%	0.48%	0.48%	0.52%		1.23	%(D)
Net investment income	1.48	%(D)	1.39%	0.84%	1.09%	1.15%		1.70	%(D)
Portfolio turnover rate	68	%(C)	169%	132%	142%	107	%(E)	169	%(F)

(A)	Represents the period from commencement of operations (April 16, 2012) through September 30, 2012.
(B)	Less than $0.005 per share.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of the Touchstone Short Duration Fixed Income Fund acquired on May 17, 2013. If these transactions were included, portfolio turnover would have been higher.
(F)	Portfolio turnover excludes the purchases and sales of the Old Mutual Dwight Short Term Fixed Income Fund and Fifth Third Short Term Bond Fund acquired on April 16, 2012 and September 10, 2012, respectively. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

114

Notes to Financial Statements

March 31, 2017 (Unaudited)

1. Organization

The Touchstone Funds Group Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated October 25, 1993. The Trust consists of the following thirteen funds (individually, a “Fund,” and collectively, the “Funds”):

Touchstone Active Bond Fund (“Active Bond Fund”)

Touchstone Arbitrage Fund (“Arbitrage Fund”)

Touchstone Emerging Markets Small Cap Fund (“Emerging Markets Small Cap Fund”)

Touchstone High Yield Fund (“High Yield Fund”)

Touchstone Merger Arbitrage Fund (“Merger Arbitrage Fund”)

Touchstone Mid Cap Fund (“Mid Cap Fund”)

Touchstone Mid Cap Value Fund (“Mid Cap Value Fund”)

Touchstone Premium Yield Equity Fund (“Premium Yield Equity Fund”)

Touchstone Sands Capital Select Growth Fund (“Sands Capital Select Growth Fund”)

Touchstone Small Cap Fund (“Small Cap Fund”)

Touchstone Small Cap Value Fund (“Small Cap Value Fund”)

Touchstone Total Return Bond Fund (“Total Return Bond Fund”)

Touchstone Ultra Short Duration Fixed Income Fund (“Ultra Short Duration Fixed Income Fund”)

Each Fund is diversified, with the exception of the Arbitrage Fund, the Merger Arbitrage Fund, the Sands Capital Select Growth Fund and the Small Cap Fund, which are non-diversified.

The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The table below indicates the classes of shares that each Fund is registered to offer:

Institutional
	Class A	Class C	Class Y	Class Z	Class
Active Bond Fund	X	X	X		X
Arbitrage Fund	X	X	X		X
Emerging Markets Small Cap Fund	X	X	X		X
High Yield Fund	X	X	X		X
Merger Arbitrage Fund	X	X	X		X
Mid Cap Fund	X	X	X	X	X
Mid Cap Value Fund	X	X	X		X
Premium Yield Equity Fund	X	X	X
Sands Capital Select Growth Fund	X	X	X	X
Small Cap Fund	X	X	X		X
Small Cap Value Fund	X	X	X		X
Total Return Bond Fund	X	X	X		X
Ultra Short Duration Fixed Income Fund	X	X	X	X	X

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goals, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded

115

Notes to Financial Statements (Unaudited) (Continued)

at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of March 31, 2017, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Arbitrage Fund and Merger Arbitrage Fund held Level 3 categorized securities during the six months ended March 31, 2017. Refer to the Portfolio of Investments for reconciliation of Level 3 holdings.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. At March 31, 2017, there were no transfers between Levels 1, 2 and 3 for all Funds, except as discussed in the Portfolio of Investments for the Emerging Markets Small Cap Fund.

During the six months ended March 31, 2017, there were no significant changes to the valuation policies and techniques.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds (“Underlying Funds”) and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

116

Notes to Financial Statements (Unaudited) (Continued)

Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees (the “Board”) and are generally categorized in Level 3.

Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.

Securities sold short — The Funds may engage in selling securities short, which obligates a Fund to replace a security borrowed by purchasing the same security at the current market value. A Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund would realize a gain if the price of the security declines between those dates. As of March 31, 2017, the Arbitrage Fund and Merger Arbitrage Fund held securities sold short with a fair value of $(51,540,292) and $(45,604,582), respectively, and pledged securities with a fair value of $58,484,117 and $51,466,445, respectively, as collateral and cash collateral of $42,490,930 and $20,938,493, respectively, for both securities sold short and written options.

117

Notes to Financial Statements (Unaudited) (Continued)

Options — The Funds may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Funds intend to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Funds’ option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or loss on investment transactions. The Funds, as writers of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchaser of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of March 31, 2017, the Arbitrage Fund and Merger Arbitrage Fund held written options with a fair value of $72,219 and $74,669, respectively, and had securities with a fair value of $58,484,117 and $51,466,445, respectively, held as collateral and cash collateral of $42,490,930 and $20,938,493, respectively, for both securities sold short and written options. The Arbitrage Fund and Merger Arbitrage Fund also held purchased options with a fair value of $50,739 and $57,591, as of March 31, 2017.

Futures Contracts — The Active Bond Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules of the Securities and Exchange Commission (the “SEC”) or interpretations thereunder. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

As of March 31, 2017, the Active Bond Fund held futures contracts as shown on the Portfolio of Investments and had cash in the amount of $23,588 held as collateral for futures contracts.

118

Notes to Financial Statements (Unaudited) (Continued)

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts — A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the six months ended March 31, 2017, the Arbitrage Fund and the Merger Arbitrage Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and/or adjust exposure to foreign currencies.

Real Estate Investment Trusts – The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Master Limited Partnership – The Funds may invest in Master Limited Partnership (“MLP”) common units that represent limited partnership interests in the MLP. Common units are generally listed and traded on U.S. securities exchanges or over-the-counter (“OTC”) with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. Distributions received from MLPs generally are comprised of income and return of capital. Investment income and return of capital are recorded based on estimates made at the time distributions are received. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined. In the event of liquidation, common

119

Notes to Financial Statements (Unaudited) (Continued)

unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to the remaining assets of the MLP.

Pay-In-Kind (“PIK”) Bonds – PIK bonds are securities that, at the issuer’s option, pay interest in either cash or additional securities for a specified period. PIK bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIK bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

Derivative instruments and hedging activities — The Active Bond Fund, the Arbitrage Fund and the Merger Arbitrage Fund may enter into an International Swaps and Derivatives Associations, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.

When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and maintenance margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearinghouse’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).

For financial reporting purposes, a Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

120

Notes to Financial Statements (Unaudited) (Continued)

As of March 31, 2017, the Active Bond, Arbitrage and Merger Arbitrage Funds’ assets and liabilities that were subject to a MNA on a gross basis were as follows:

	Assets	Liabilities
Active Bond Fund
Futures Contracts	$14,914	$(6,375)
Arbitrage Fund
Written Options	—	(72,219)
Forward Foreign Currency Contracts	29,660	(64,403)
Merger Arbitrage Fund
Written Options	—	(74,669)
Forward Foreign Currency Contracts	22,245	(42,694)
Total gross amount of assets and liabilities subject to MNA	$66,819	$(260,360)

The following table presents the Active Bond and Merger Arbitrage Funds’ assets net of amounts available for offset under a MNA and net of the related collateral pledged to the Fund as of March 31, 2017:

				Gross
				Amount
				Available
				for Offset in
			Gross	Statement	Non-
			Amount of	of Assets	Cash	Cash
		Derivative	Recognized	and	Collateral	Collateral	Net
Fund	Counterparty	Type	Assets	Liabilities	Received	Received	Amount(A)
Active Bond Fund	Wells Fargo	Future Contracts	$14,914	$(6,375)	$—	$—	$8,539
Merger Arbitrage Fund	Brown Brothers Harriman	Forward Foreign Currency Contracts	$22,245	$(22,245)	$—	$—	$—

(A) Net amount represents the net amount receivable from the counterparty in the event of default.

The following table presents the Active Bond, Arbitrage and Merger Arbitrage Funds’ liabilities net of amounts available for offset under MNA and of the related collateral pledged by the Fund as of March 31, 2017:

				Gross
				Amount
				Available
				for Offset in
			Gross	Statement	Non-
			Amount of	of Assets	Cash	Cash
		Derivative	Recognized	and	Collateral	Collateral	Net
Fund	Counterparty	Type	Liabilities	Liabilities	Pledged	Pledged	Amount(A)
Active Bond Fund	Wells Fargo	Futures Contracts	$6,375	$(6,375)	$—	$—	$—
Arbitrage Fund	Pershing LLC	Written Options	72,219	—	(12,763)	(59,456)	—
Merger Arbitrage Fund	Pershing LLC	Written Options	74,669	—	(40,442)	(34,227)	—
	Brown Brothers Harriman	Forward Foreign Currency Contracts	42,694	(22,245)	—	—	20,449

(A) Net amount represents the net amount payable due to the counterparty in the event of default.

121

Notes to Financial Statements (Unaudited) (Continued)

The following table sets forth the fair value of the Active Bond, Arbitrage and Merger Arbitrage Funds’ derivative financial instruments by primary risk exposure as of March 31, 2017:

	Fair Value of Derivative Investments
	as of March 31, 2017
	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives	Derivatives
Active Bond Fund	Futures Contracts-Interest Rate Contracts*	$14,914	$(6,375)
Arbitrage Fund	Purchased Options-Equity Contracts**	50,739	—
	Written Options-Equity Contracts***	—	(72,219)
	Forward Foreign Currency Contracts****	(29,660)	(64,403)
Merger Arbitrage Fund	Purchased Options- Equity contracts**	57,591	—
	Written Options-Equity Contracts***	—	(74,669)
	Forward Foreign Currency Contracts****	22,245	(42,694)

* Statements of Assets and Liabilities Location: Receivable for variation margin on futures contracts. Only current day’s variation margin is reported within the receivable on the Statement of Assets and Liabilities. Includes cumulative appreciation/(depreciation) on futures contracts as reported on the Portfolio of Investments and within the components of net assets section of the Statement of Assets and Liabilities.

** Statements of Assets and Liabilities Location: Investments, at market value.

*** Statements of Assets and Liabilities Location: Written options, at market value.

**** Statements of Assets and Liabilities Location: Unrealized appreciation on forward foreign currency contracts and Unrealized depreciation on forward foreign currency contracts, respectively.

The following table sets forth the effect of the Funds’ derivative financial instruments by primary risk exposure on the Statements of Operations for the six months ended March 31, 2017:

The Effect of Derivative Investments on the Statement of Operations for the Six Months Ended March 31, 2017
			Change in
			Unrealized
		Realized Gain	Appreciation
	Derivatives not accounted for as hedging	(Loss)	(Depreciation)
Fund	instruments under ASC 815	on Derivatives	on Derivatives
Active Bond Fund	Futures-Interest Rate Contracts*	$(85,462)	$8,539
Arbitrage Fund	Purchased Options-Equity Contracts**	(365,079)	—
	Written Options-Equity Contracts***	1,059,246	84,757
	Forward Foreign Currency Contracts****	269,381	(103,572)
Merger Arbitrage Fund	Purchased Options-Equity Contracts**	(414,539)	(267)
	Written Options-Equity Contracts***	1,165,715	65,722
	Forward Foreign Currency Contracts****	213,011	(89,431)

* Statements of Operations Location: Net realized losses on futures contracts and net change in unrealized appreciation (depreciation) on futures contracts, respectively.

** Statements of Operations Location: Net realized gains (losses) on investments and net change in unrealized appreciation (depreciation) on investments, respectively.

*** Statements of Operations Location: Net realized gains on written options and net change in unrealized appreciation (depreciation) on written options, respectively.

**** Statements of Operations Location: Net realized gains on foreign currency transactions and net change in unrealized appreciation (depreciation) on foreign currency transactions, respectively.

122

Notes to Financial Statements (Unaudited) (Continued)

For the six months ended March 31, 2017, the average quarterly balances of outstanding derivative financial instruments was as follows:

	Active		Merger
	Bond	Arbitrage	Arbitrage
	Fund	Fund	Fund
Equity contracts:
Purchased Options - Cost	$—	$156,718	$167,509
Written Options - Premiums received	$—	$136,121	$145,150
Forward foreign currency contracts:
Average number of contracts	—	3	3
Average U.S. dollar amount received	$—	$8,083,140	$6,883,707
Interest rate contracts:
Futures Contracts - Average notional value
	$6,860,255	$—	$—

Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved short-term investment vehicle. The approved investment vehicle is subject to market risk.

As of March 31, 2017, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral	Net
Fund	Security Type	Loaned*	Received**	Amount***
Active Bond Fund	Corporate Bonds	$573,430	$609,596	$36,166
Arbitrage Fund	Common Stocks	4,080,529	4,098,541	18,012
Emerging Markets Small Cap Fund	Common Stocks	186,973	194,503	7,530
High Yield Fund	Corporate Bond	5,647,436	6,407,260	759,824
Mid Cap Value Fund	Common Stocks	12,537,408	12,792,401	254,993
Sands Capital Select Growth Fund	Common Stocks	40,781,181	41,481,854	700,673
Small Cap Fund	Common Stocks	43,755,246	44,325,517	570,271
Small Cap Value Fund	Common Stocks	687,375	699,975	12,600
Total Return Bond Fund	Corporate Bond	1,238,450	1,277,200	38,750

* The remaining contractual maturity is overnight for all securities.

** Gross amount of recognized liabilities for securities lending is included in the Statements of Assets and Liabilities.

*** Net amount represents the net amount payable due to the borrower in the event of default.

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.

123

Notes to Financial Statements (Unaudited) (Continued)

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Funds’ assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the Funds (except the Active Bond Fund, High Yield Fund, Total Return Bond Fund and Ultra Short Duration Fixed Income Fund) is equal to the NAV per share plus a sales load equal to 6.10% of the NAV (or 5.75% of the offering price). The maximum offering price per share of Class A shares of the Active Bond Fund, High Yield Fund and Total Return Bond Fund is equal to the NAV per share plus a sales load equal to 4.99% of the NAV (or 4.75% of the offering price). The maximum offering price per share of Class A shares of the Ultra Short Duration Fixed Income Fund is equal to the NAV per share plus sales load equal to 2.04% of the NAV (or 2.00% of the offering price). There is no sales load on purchases of $1 million or more of Class A shares. The maximum offering price per share of Classes C, Y, Z, and Institutional Class shares of the Funds is equal to the NAV per share.

The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load $1 million subscription may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00%. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed, if redeemed within a one-year period from the date of purchase.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discount (“OID”) and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.

Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Arbitrage Fund, Emerging Markets Small Cap Fund, Merger Arbitrage Fund, Mid Cap Fund, and Small Cap Fund distribute their income, if any, annually, as a dividend to shareholders. The Mid Cap Value Fund, Sands Capital Select Growth Fund, and Small Cap Value Fund declare and distribute

124

Notes to Financial Statements (Unaudited) (Continued)

their income, if any, quarterly, as a dividend to shareholders. The Active Bond Fund, High Yield Fund, Premium Yield Equity Fund and Total Return Bond Fund declare and distribute their income, if any, monthly, as a dividend to shareholders. The Ultra Short Duration Fixed Income Fund declares its income, if any, daily, and distributes such income monthly, as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds’ net investment income from investments in Underlying Funds is affected by the timing of dividend declarations by the Underlying Funds.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all the Funds in the Trust, and, if applicable,Touchstone Institutional Funds Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Regulatory Updates — In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Funds’ current financial statement presentation and expects that the Funds will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended March 31, 2017:

	Active		Emerging
	Bond	Arbitrage	Markets Small	High Yield
	Fund	Fund	Cap Fund	Fund
Purchases of investment securities	$11,998,617	$360,385,859	$7,643,502	$99,384,430
Proceeds from sales and maturities	$19,051,842	$329,200,798	$4,477,684	$71,283,483

	Merger		Mid Cap
	Arbitrage	Mid Cap	Value	Premium Yield
	Fund	Fund	Fund	Equity Fund
Purchases of investment securities	$329,299,783	$58,396,163	$166,570,680	$35,535,142
Proceeds from sales and maturities	$322,812,606	$72,801,590	$110,892,460	$57,068,459

125

Notes to Financial Statements (Unaudited) (Continued)

	Sands Capital		Small Cap	Total Return
	Select Growth	Small Cap	Value	Bond
	Fund	Fund	Fund	Fund
Purchases of investment securities	$273,734,441	$60,972,870	$70,763,205	$14,315,394
Proceeds from sales and maturities	$1,069,481,709	$194,757,183	$62,061,625	$8,545,869

Ultra Short
Duration Fixed
Income Fund
Purchases of investment securities	$335,312,851
Proceeds from sales and maturities	$298,696,799

For the six months ended March 31, 2017, purchases and proceeds from sales and maturities in U.S. Government Securities were $268,086,194 and $268,172,002, respectively, for the Active Bond Fund,$5,699,219 and $16,773,026, respectively, for the Total Return Bond Fund and $22,229,078 and $30,226,919, respectively, for the Ultra Short Duration Fixed Income Fund. There were no purchases or proceeds from sales and maturities of U.S. Government Securities by the High Yield Fund for the six months ended March 31, 2017.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”), Touchstone Securities, Inc. (the “Underwriter”), or BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”), the Sub-Administrator and Transfer Agent to the Fund. Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned, indirect subsidiaries of Western & Southern Financial Group, Inc. (“Western & Southern”).

On behalf of the Funds, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Advisor is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $101,296 for the six months ended March 31, 2017.

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.

Active Bond Fund	0.40% on the first $300 million
0.35% on such assets in excess of $300 million
Arbitrage Fund	1.05% on the first $500 million
1.00% on the next $500 million
0.95% on such assets over $1 billion
Emerging Markets Small Cap Fund	1.05% on the first $200 million
1.00% on the next $200 million
0.90% on such assets over $400 million
High Yield Fund	0.60% on the first $50 million
0.50% on the next $250 million
0.45% on such assets in excess of $300 million
Merger Arbitrage Fund	1.05%

126

Notes to Financial Statements (Unaudited) (Continued)

Mid Cap Fund	0.80% on the first $500 million
0.75% on the next $500 million
0.70% on such assets over $1 billion
Mid Cap Value Fund	0.85% on the first $100 million
0.80% on the next $300 million
0.75% on such assets over $400 million
Premium Yield Equity Fund	0.70% on the first $100 million
0.65% on such assets over $100 million
Sands Capital Select Growth Fund	0.85% on the first $1 billion
0.80% on the next $500 million
0.75% on the next $500 million
0.70% on such assets over $2 billion
Small Cap Fund	0.85%
Small Cap Value Fund	0.90%
Total Return Bond Fund	0.35%
Ultra Short Duration Fixed Income Fund	0.25%

In addition to the base advisory fee shown above for the Sands Capital Select Growth Fund, a performance fee adjustment will be added to or subtracted from the base advisory fee depending on the performance of the Fund in relation to the investment performance of the Fund’s benchmark index, for the preceding twelve month period, as follows:

			Annual	Highest / Lowest
	Benchmark	Benchmark	Adjustment	Possible Advisory
	Index	Threshold	Rate	Fee
Sands Capital Select Growth Fund	Russell1000® Growth Index	+/-2.50%	+/-0.15%	1.00% / 0.55%

For the six months ended March 31, 2017, the Advisor’s base fee was decreased by $2,163,282 as a result of the performance fee adjustment.

The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):

Copper Rock Capital Partners LLC	The London Company
Emerging Markets Small Cap Fund	Mid Cap Fund
Small Cap Fund
EARNEST Partners LLC
Total Return Bond Fund	Longfellow Investment Management Co.
Arbitrage Fund
Fort Washington Investment Advisors, Inc.*	Merger Arbitrage Fund
Active Bond Fund
High Yield Fund
Ultra Short Duration Fixed Income Fund	Miller/Howard Investments, Inc.
Premium Yield Equity Fund
LMCG Investments, LLC
Mid Cap Value Fund	Sands Capital Management, LLC
Small Cap Value Fund	Sands Capital Select Growth Fund

*Affiliate of the Advisor and wholly-owned indirect subsidiary of Western & Southern.

The Advisor, not the Funds, pays sub-advisory fees to each Sub-Advisor.

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short

127

Notes to Financial Statements (Unaudited) (Continued)

sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to separately waive class-level expenses, advisory fees and administration fees, and to reimburse expenses in order to maintain the following expense limitations for the Funds:

					Institutional
	Class A	Class C	Class Y	Class Z	Class
Active Bond Fund	0.90%	1.65%	0.65%	—	0.57%
Arbitrage Fund	1.68%	2.43%	1.43%	—	1.28%
Emerging Markets Small Cap Fund	1.69%	2.44%	1.44%	—	1.29%
High Yield Fund	1.05%	1.80%	0.80%	—	0.72%
Merger Arbitrage Fund	1.68%	2.43%	1.43%	—	1.28%
Mid Cap Fund	1.24%	1.99%	0.99%	1.24%	0.92%
Mid Cap Value Fund	1.27%	2.02%	1.02%	—	0.89%
Premium Yield Equity Fund	1.20%	1.95%	0.95%	—	—
Sands Capital Select Growth Fund	0.25%	0.25%	0.25%	0.25%	—
Small Cap Fund	1.38%	2.13%	1.13%	—	1.05%
Small Cap Value Fund	1.38%	2.13%	1.13%	—	0.98%
Total Return Bond Fund	0.85%	1.60%	0.60%	—	0.50%
Ultra Short Duration Fixed Income Fund	0.69%	1.19%	0.44%	0.69%	0.39%

The Expense Limitation Agreement for Sands Capital Select Growth Fund limits other operating expenses to 0.25% for all classes of the Fund. Other operating expenses include all operating expenses of the Fund except for investment advisory fees, administration fees, performance fees, distribution fees (12b-1), shareholder service fees and any expenses excluded in the Expense Limitation Agreement.

These expense limitations will remain in effect for all Funds through at least January 29, 2018, but can be terminated by a vote of the Board of Trustees of the Trust if it deems the termination to be beneficial to the Funds’ shareholders.

During the six months ended March 31, 2017, the Advisor or its affiliates waived investment advisory fees and administration fees or reimbursed expenses, including distribution fees of the Funds, as follows:

			Other
	Investment		Operating
	Advisory	Administration	Expenses
	Fees	Fees	Reimbursed/
	Waived	Waived	Waived	Total
Active Bond Fund	$—	$75,963	$72,883	$148,846
Arbitrage Fund	—	—	21,787	21,787
Emerging Markets Small Cap Fund	97,031	6,077	37,066	140,174
High Yield Fund	—	8,203	80,397	88,600
Merger Arbitrage Fund	—	—	13,203	13,203
Mid Cap Fund	—	97,875	224,700	322,575
Mid Cap Value Fund	—	194,623	71,472	266,095
Premium Yield Equity Fund	—	—	66,232	66,232
Sands Capital Select Growth Fund	—	—	648,437	648,437
Small Cap Fund	—	—	53,058	53,058
Small Cap Value Fund	70,175	143,152	151,148	364,475
Total Return Bond Fund	—	47,016	85,042	132,058
Ultra Short Duration Fixed Income Fund	—	116,089	164,812	280,901

128

Notes to Financial Statements (Unaudited) (Continued)

Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the year in which the Advisor reduced its compensation or assumed expenses for the Funds. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement.

As of March 31, 2017, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:

	Expiration	Expiration	Expiration	Expiration
	September 30,	September 30,	September 30,	September 30,
Fund	2017	2018	2019	2020	Total
Active Bond Fund	$351,146	$248,771	$236,361	$120,553	$956,831
Arbitrage Fund	1,355	2,350	8,272	6,652	18,629
Emerging Markets Small Cap Fund	67,176	117,715	353,948	133,342	672,181
High Yield Fund	159,641	125,918	149,452	58,657	493,668
Merger Arbitrage Fund	—	—	—	1,971	1,971
Mid Cap Fund	380,034	632,713	545,460	270,803	1,829,010
Mid Cap Value Fund	328,349	411,352	438,591	250,323	1,428,615
Premium Yield Equity Fund	10,470	28,340	71,385	33,714	143,909
Sands Capital Select Growth Fund	1,033,092	946,969	831,974	648,437	3,460,472
Small Cap Fund	243,573	—	38,604	22,121	304,298
Small Cap Value Fund	148,793	144,541	159,191	231,104	683,629
Total Return Bond Fund	143,600	170,094	206,835	114,933	635,462
Ultra Short Duration Fixed Income Fund	456,994	465,366	500,874	255,989	1,679,223

The Advisor did not recoup any amounts it previously waived or reimbursed during the six months ended March 31, 2017.

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with the Securities and Exchange Commission (the “SEC”) and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.

For its services, the Advisor’s annual administrative fee is:

0.145% on the first $20 billion of the aggregate average daily net assets;
0.11% on the next $10 billion of aggregate average daily net assets;
0.09% on the next $10 billion of aggregate average daily net assets; and
0.07% on the aggregate average daily net assets over $40 billion.

The fee is computed and allocated among the Touchstone Fund Complex (excluding Touchstone Institutional Funds Trust) on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes

129

Notes to Financial Statements (Unaudited) (Continued)

purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.

PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares excluding the Active Bond Fund and High Yield Fund, pays an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. The Active Bond Fund and High Yield Fund pay an annual fee of up to 0.35% of average daily net assets that are attributable to Class A shares. The Active Bond Fund and High Yield Fund currently limit the 12b-1 fees for Class A shares to 0.25% of average daily net assets attributable to such shares. Under the Class C plan, each Fund (except the Ultra Short Duration Fixed Income Fund) pays an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee). The Ultra Short Duration Fixed Income Fund has limited the amount of the 12b-1 fees for Class C shares to 0.75% of average daily net assets through January 29, 2018. Under the Class Z plan, each Fund offering Class Z shares pays an annual shareholder servicing fee of up to 0.25% of average daily net assets that are attributed to Class Z shares.

UNDERWRITING AGREEMENT

The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned underwriting and broker commissions on the sale of Class A shares of the Funds. W&S Brokerage Services, Inc., an affiliate of the Underwriter and the Advisor, also earned broker commissions on the sale of Class A shares of the Funds. Listed below are the total underwriting and broker commissions earned by the Underwriter and its affiliate during the six months ended March 31, 2017:

Fund	Amount
Active Bond Fund	$26,835
Arbitrage Fund	8,804
Emerging Markets Small Cap Fund	3,084
High Yield Fund	20,466
Merger Arbitrage Fund	207
Mid Cap Fund	45,021
Mid Cap Value Fund	21,080
Premium Yield Equity Fund	14,349
Sands Capital Select Growth Fund	9,656
Small Cap Fund	3,292
Small Cap Value Fund	6,176
Total Return Bond Fund	9,022
Ultra Short Duration Fixed Income Fund	2,617

130

Notes to Financial Statements (Unaudited) (Continued)

In addition, the Underwriter collected CDSC on the redemption of Class C shares of the Funds listed below during the six months ended March 31, 2017:

Fund	Amount
Active Bond Fund	$2,089
High Yield Fund	229
Mid Cap Fund	3,171
Mid Cap Value Fund	578
Premium Yield Equity Fund	689
Sands Capital Select Growth Fund	5,519
Small Cap Fund	150
Total Return Bond Fund	298
Ultra Short Duration Fixed Income Fund	731

INTERFUND TRANSACTIONS

The Funds may engage in purchase and sale transactions with funds that have a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. During the six months ended March 31, 2017 the Funds did not engage in any Rule 17a-7 transactions as defined under the 1940 Act.

5. Federal Tax Information

Federal income tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the year ended September 30, 2016 and 2015 are as follows:

	Active Bond Fund		Arbitrage Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,
	2016	2015	2016	2015
From ordinary income	$3,155,993	$2,930,894	$1,713,725	$—
From long-term capital gains	—	—	342,591	288,475
	$3,155,993	$2,930,894	$2,056,316	$288,475

	Emerging Markets
	Small Cap Fund		High Yield Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,
	2016	2015	2016	2015
From ordinary income	$2,618,763	$3,401,511	$10,884,011	$13,497,632
From long-term capital gains	—	—	—	4,386,314
Total distributions	$2,618,763	$3,401,511	$10,884,011	$17,883,946

131

Notes to Financial Statements (Unaudited) (Continued)

	Merger Arbitrage		Mid Cap		Mid Cap
	Fund		Fund		Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	2016	2015	2016	2015	2016	2015
From ordinary income	$—	$—	$365,264	$868,044	$7,115,657	$11,660,373
From long-term capital gains	—	1,566,064	—	—	16,030,101	4,873,774
Total distributions	$—	$1,566,064	$365,264	$868,044	$23,145,758	$16,534,147

	Premium Yield		Sands Capital		Small Cap
	Equity Fund		Select Growth Fund		Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	2016	2015	2016	2015	2016	2015
From ordinary income	$3,858,988	$5,326,219	$—	$—	$13,028,179	$4,878,943
From long-term capital gains	10,256,568	8,901,766	425,346,962	297,931,608	65,017,255	55,124,275
Total distributions	$14,115,556	$14,227,985	$425,346,962	$297,931,608	$78,045,434	$60,003,218

	Small Cap		Total Return		Ultra Short Duration
	Value Fund		Bond Fund		Fixed Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	2016	2015	2016	2015	2016	2015
From ordinary income	$911,469	$1,186,997	$6,010,128	$5,107,573	$8,481,610	$8,549,313
From long-term capital gains	1,833,117	2,819,183	—	—	—	—
Total distributions	$2,744,586	$4,006,180	$6,010,128	$5,107,573	$8,481,610	$8,549,313

The following information is computed on a tax basis for each item as for the year ended September 30, 2016:

			Emerging
	Active Bond	Arbitrage	Markets Small Cap	High Yield
	Fund	Fund	Fund	Fund
Tax cost of portfolio investments	$111,148,368	$162,328,926	$8,272,903	$222,160,075
Gross unrealized appreciation	4,159,340	2,204,801	995,230	7,100,353
Gross unrealized depreciation	(594,426)	(2,209,633)	(307,448)	(2,917,618)
Net unrealized appreciation (depreciation) on investments	3,564,914	(4,832)	687,782	4,182,735
Net unrealized appreciation (depreciation) written options	—	28,553	—	—
Net unrealized appreciation (depreciation) securities sold short	—	(1,091,308)	—	—
Net unrealized appreciation (depreciation) foreign currency transactions	—	1	474	—
Net unrealized appreciation (depreciation) on deferred foreign capital gains tax	—	—	(18,178)	—
Capital loss carryforwards	(8,427,960)	—	(99,241,130)	(21,648,738)
Post-October and Qualified Late-Year Losses	(12,746)	—	(66,198)	—
Undistributed ordinary income	100,282	4,714,199	—	272,401
Other temporary differences	(46,410)	(13,490)	(3,713)	—
Accumulated earnings (deficit)	$(4,821,920)	$3,633,123	$(98,640,963)	$(17,193,602)

132

Notes to Financial Statements (Unaudited) (Continued)

	Merger		Mid Cap Value
	Arbitrage Fund	Mid Cap Fund	Fund
Tax cost of portfolio investments	$227,009,421	$657,835,509	$472,776,051
Gross unrealized appreciation	2,491,670	94,073,069	70,893,056
Gross unrealized depreciation	(2,298,634)	(26,085,288)	(18,171,420)
Net unrealized appreciation (depreciation) on investments	193,036	67,987,781	52,721,636
Net unrealized appreciation (depreciation) on written options	46,313	—	—
Net unrealized appreciation (depreciation) on securities sold short	(1,230,037)	—	—
Net unrealized appreciation (depreciation) on foreign currency transactions	1	—	—
Capital loss carryforwards	—	(106,032,326)	—
Qualified late-year losses	—	(55,942)	—
Other temporary differences	(12,633)	—	—
Undistributed ordinary income	5,268,474	3,651,860	3,483,049
Undistributed capital gains	—	—	11,800,879
Accumulated earnings (deficit)	$4,265,154	$(34,448,627)	$68,005,564

	Premium	Sands Capital
	Yield Equity	Select Growth	Small Cap
	Fund	Fund	Fund
Tax cost of portfolio investments	$138,757,428	$2,022,299,967	$531,357,222
Gross unrealized appreciation	18,841,775	1,431,620,681	147,178,237
Gross unrealized depreciation	(5,153,607)	(51,322,448)	(14,860,487)
Net unrealized appreciation (depreciation) on investments	13,688,168	1,380,298,233	132,317,750
Capital loss carryforwards	—	—	(59,997,483)
Qualified late-year losses	(3,305,816)	(17,640,732)	—
Undistributed ordinary income	64,255	—	1,744,841
Undistributed capital gains	—	348,471,060	—
Accumulated earnings (deficit)	$10,446,607	$1,711,128,561	$74,065,108

			Ultra Short
		Total	Duration
	Small Cap Value	Return Bond	Fixed Income
	Fund	Fund	Fund
Tax cost of portfolio investments	$174,277,033	$230,101,183	$613,474,105
Gross unrealized appreciation	8,266,433	7,286,062	1,862,911
Gross unrealized depreciation	(6,464,459)	(2,326,633)	(3,328,414)
Net unrealized appreciation (depreciation) on investments	1,801,974	4,959,429	(1,465,503)
Capital loss carryforwards	(11,364,620)	(2,249,616)	(25,133,305)
Undistributed ordinary income	39,218	138,900	398,512
Other temporary differences	—	—	(84,251)
Accumulated earnings (deficit)	$(9,523,428)	$2,848,713	$(26,284,547)

133

Notes to Financial Statements (Unaudited) (Continued)

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, investments in passive foreign investment company (“PFIC”) adjustments, regulated investment companies adjustments, amortization adjustments on bonds, real estate investment trusts adjustments and certain timing differences in the recognition of capital losses under income tax regulations and U.S. GAAP.

As of September 30, 2016, the Funds had the following capital loss carryforwards for federal income tax purposes:

				No	No
	Short Term Expiring In			Expiration	Expiration
	2017	2018	2019	Short Term*	Long Term*	Total
Active Bond Fund	$8,427,960	$—	$—	$—	$—	$8,427,960
Emerging Markets Small Cap Fund	—	—	—	18,417,148	80,823,982	99,241,130
High Yield Fund	—	—	—	1,705,494	19,943,244	21,648,738
Mid Cap Fund	35,231,534	70,800,792	—	—	—	106,032,326
Small Cap Fund	—	—	—	13,307,122	46,690,361	59,997,483
Small Cap Value Fund	—	4,388,796	—	2,307,850	4,667,974	11,364,620
Total Return Bond Fund	—	—	—	397,485	1,852,131	2,249,616
Ultra Short Duration Fixed Income Fund	3,231,117	3,336,624	933,830	7,668,913	9,962,821	25,133,305

* The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules impacting the Funds. The provisions of the Act first became effective for the Funds’ fiscal year ended September 30, 2012 and are applicable to all subsequent fiscal years. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers may be utilized. Under the Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law, where capital losses could be carried forward for up to eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

As of March 31, 2017 the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Active Bond Fund	$101,703,072	$2,499,700	$(897,782)	$1,601,918
Arbitrage Fund	212,726,573	5,021,218	(5,063,814)	(42,596)
Emerging Markets Small Cap Fund	11,922,569	1,146,969	(297,368)	849,601
High Yield Fund	242,270,036	5,908,657	(2,401,579)	3,507,078
Merger Arbitrage Fund	235,203,812	4,816,377	(4,292,362)	524,015
Mid Cap Fund	600,697,978	143,771,928	(21,319,765)	122,452,163
Mid Cap Value Fund	542,807,690	107,704,381	(10,279,539)	97,424,842
Premium Yield Equity Fund	116,630,223	19,313,056	(4,396,767)	14,916,289
Sands Capital Select Growth Fund	1,359,856,334	1,257,661,754	(41,415,009)	1,216,246,745
Small Cap Fund	403,859,702	144,905,887	(5,085,594)	139,820,293
Small Cap Value Fund	192,326,714	22,066,812	(5,906,346)	16,160,466
Total Return Bond Fund	219,480,097	2,032,954	(4,188,072)	(2,155,118)
Ultra Short Duration Fixed Income Fund	644,296,274	1,468,116	(1,358,968)	109,148

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2013 through 2016) and have concluded that no provision for income tax is required in their financial statements.

134

Notes to Financial Statements (Unaudited) (Continued)

6. Commitments and Contingencies

The Funds indemnify theTrust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

7. Principal Risks

Risks Associated with Foreign Investments — Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

Risks Associated with Concentration — Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Funds’ NAVs and magnified effect on the total return.

Risks Associated with Credit — An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.

Risks Associated with Interest Rate Changes — As interest rates rise, the value of fixed-income securities a Fund owns will likely decrease. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. The negative impact on fixed income securities if interest rates increase as a result could negatively impact a Fund’s NAV.

Risks Associated with Liquidity — Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices, or at all.

135

Notes to Financial Statements (Unaudited) (Continued)

Please see the Funds’ prospectus for complete discussion of these and other risks.

8. Litigation

In January 2012, the Old Mutual Mid-Cap Fund (which reorganized into the TS&W Mid-Cap Value Fund in March 2009, and was subsequently renamed the Touchstone Mid Cap Value Opportunities Fund in April 2012 and the Touchstone Mid Cap Value Fund in March 2014) was served with a summons and complaint in an adversary proceeding brought by Edward S. Weisfelner, as Trustee of the LB Creditor Trust (the “Trustee”), in the U.S. Bankruptcy Court for the Southern District of New York (the “Bankruptcy Court”), captioned Weisfelner v. Fund 1, Adv. Pr. No. 10-4609 (the “Action”). In the Action, the Trustee alleges that the payments made to shareholders in the December 2007 leveraged buyout of Lyondell Chemical Company constitute intentional and constructive fraudulent transfers under state law and seeks to recover all those payments. The Trustee seeks to recoup from the Fund $3,784,800, the amount the Fund received in the leveraged buyout, together with interest and costs. The Fund, along with thousands of other shareholder defendants, moved to dismiss the Action, and the Bankruptcy Court heard oral argument on the motion to dismiss in January 2015. In November 2015, the Bankruptcy Court dismissed the intentional fraudulent transfer claims, and in July 2016, the Bankruptcy Court dismissed the remaining constructive fraudulent transfer claims. The Trustee appealed both decisions to the U.S. District Court for the Southern District of New York (the “District Court”). The District Court reversed the Bankruptcy Court’s dismissal order as to the intentional fraudulent transfer claims, reinstating those claims. The Trustee’s appeal of the Bankruptcy Court’s dismissal of the constructive fraudulent transfer claims is fully-briefed, and the parties await the District Court’s ruling. At this nascent stage of the litigation, it is not possible to assess the likely outcome. The Fund has not yet determined the potential effect, if any, on its net asset value.

9. Fund Reorganizations

On January 27, 2017, the Touchstone Active Bond Fund and Touchstone High Yield Fund, each a series of Touchstone Investment Trust (the “Predecessor Funds”), were reorganized into the Active Bond Fund and High Yield Fund, respectively. As a result of the reorganization, the performance and accounting history of the Predecessor Funds were assumed by the Active Bond Fund and High Yield Fund.

10. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued.

At a meeting of the Board of Trustees (the “Board”) of the Trust held on April 18, 2017, the Board approved an Agreement and Plan of Reorganization for the Touchstone Ultra Short Duration Fixed Income Fund to acquire the assets of the Sentinel Low Duration Bond Fund and the Touchstone Active Bond Fund to acquire the assets of the Sentinel Government Securities Fund and the Sentinel Total Return Bond Fund, collectively the “Reorganization”, subject to Sentinel shareholder approval. The Reorganization is expected to occur on or about October 16, 2017.

There were no other subsequent events that necessitated recognition or disclosure in the Funds’ financial statement.

136

Other Items (Unaudited)

Proxy Voting Guidelines

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30 is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 through March 31, 2017).

Actual Expenses

The first line for each share class of a Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended March 31, 2017” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of a Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

137

Other Items (Unaudited) (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		March 31,	October 1,	March 31,	March 31,
		2017	2016	2017	2017*
Touchstone Active Bond Fund
Class A	Actual	0.90%	$1,000.00	$990.50	$4.47
Class A	Hypothetical	0.90%	$1,000.00	$1,020.44	$4.53

Class C	Actual	1.65%	$1,000.00	$987.10	$8.17
Class C	Hypothetical	1.65%	$1,000.00	$1,016.70	$8.30

Class Y	Actual	0.65%	$1,000.00	$991.80	$3.23
Class Y	Hypothetical	0.65%	$1,000.00	$1,021.69	$3.28

Institutional Class	Actual	0.57%	$1,000.00	$992.10	$2.83
Institutional Class	Hypothetical	0.57%	$1,000.00	$1,022.09	$2.87

Touchstone Arbitrage Fund
Class A	Actual	2.79%	$1,000.00	$1,004.10	$13.94	**
Class A	Hypothetical	2.79%	$1,000.00	$1,011.02	$13.99	**

Class C	Actual	3.54%	$1,000.00	$999.10	$17.64	**
Class C	Hypothetical	3.54%	$1,000.00	$1,007.28	$17.72	**

Class Y	Actual	2.46%	$1,000.00	$1,004.00	$12.29	**
Class Y	Hypothetical	2.46%	$1,000.00	$1,012.67	$12.34	**

Institutional Class	Actual	2.39%	$1,000.00	$1,005.00	$11.95	**
Institutional Class	Hypothetical	2.39%	$1,000.00	$1,013.01	$11.99	**

Touchstone Emerging Markets Small Cap Fund
Class A	Actual	1.69%	$1,000.00	$1,038.80	$8.59
Class A	Hypothetical	1.69%	$1,000.00	$1,016.50	$8.50

Class C	Actual	2.44%	$1,000.00	$1,035.20	$12.38
Class C	Hypothetical	2.44%	$1,000.00	$1,012.76	$12.24

Class Y	Actual	1.44%	$1,000.00	$1,039.70	$7.32
Class Y	Hypothetical	1.44%	$1,000.00	$1,017.75	$7.24

Institutional Class	Actual	1.29%	$1,000.00	$1,040.00	$6.56
Institutional Class	Hypothetical	1.29%	$1,000.00	$1,018.50	$6.49

Touchstone High Yield Fund
Class A	Actual	1.05%	$1,000.00	$1,028.60	$5.31
Class A	Hypothetical	1.05%	$1,000.00	$1,019.70	$5.29

Class C	Actual	1.80%	$1,000.00	$1,026.10	$9.09
Class C	Hypothetical	1.80%	$1,000.00	$1,015.96	$9.05

Class Y	Actual	0.80%	$1,000.00	$1,030.80	$4.05
Class Y	Hypothetical	0.80%	$1,000.00	$1,020.94	$4.03

Institutional Class	Actual	0.72%	$1,000.00	$1,030.00	$3.64
Institutional Class	Hypothetical	0.72%	$1,000.00	$1,021.34	$3.63

138

Other Items (Unaudited) (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		March 31,	October 1,	March 31,	March 31,
		2017	2016	2017	2017*
Touchstone Merger Arbitrage Fund
Class A	Actual	2.66%	$1,000.00	$1,007.60	$13.31	***
Class A	Hypothetical	2.66%	$1,000.00	$1,011.67	$13.34	***

Class C	Actual	3.41%	$1,000.00	$1,004.10	$17.04	***
Class C	Hypothetical	3.41%	$1,000.00	$1,007.93	$17.07	***

Class Y	Actual	2.37%	$1,000.00	$1,009.40	$11.87	***
Class Y	Hypothetical	2.37%	$1,000.00	$1,013.11	$11.90	***

Institutional Class	Actual	2.26%	$1,000.00	$1,009.40	$11.32	***
Institutional Class	Hypothetical	2.26%	$1,000.00	$1,013.66	$11.35	***

Touchstone Mid Cap Fund
Class A	Actual	1.24%	$1,000.00	$1,092.50	$6.47
Class A	Hypothetical	1.24%	$1,000.00	$1,018.75	$6.24

Class C	Actual	1.99%	$1,000.00	$1,088.50	$10.36
Class C	Hypothetical	1.99%	$1,000.00	$1,015.01	$10.00

Class Y	Actual	0.99%	$1,000.00	$1,093.90	$5.17
Class Y	Hypothetical	0.99%	$1,000.00	$1,020.00	$4.99

Class Z	Actual	1.24%	$1,000.00	$1,092.40	$6.47
Class Z	Hypothetical	1.24%	$1,000.00	$1,018.75	$6.24

Institutional Class	Actual	0.92%	$1,000.00	$1,094.60	$4.80
Institutional Class	Hypothetical	0.92%	$1,000.00	$1,020.34	$4.63

Touchstone Mid Cap Value Fund
Class A	Actual	1.27%	$1,000.00	$1,105.70	$6.67
Class A	Hypothetical	1.27%	$1,000.00	$1,018.60	$6.39

Class C	Actual	2.02%	$1,000.00	$1,102.40	$10.59
Class C	Hypothetical	2.02%	$1,000.00	$1,014.86	$10.15

Class Y	Actual	1.02%	$1,000.00	$1,107.30	$5.36
Class Y	Hypothetical	1.02%	$1,000.00	$1,019.85	$5.14

Institutional Class	Actual	0.89%	$1,000.00	$1,108.10	$4.68
Institutional Class	Hypothetical	0.89%	$1,000.00	$1,020.49	$4.48

Touchstone Premium Yield Equity Fund
Class A	Actual	1.20%	$1,000.00	$1,050.90	$6.14
Class A	Hypothetical	1.20%	$1,000.00	$1,018.95	$6.04

Class C	Actual	1.95%	$1,000.00	$1,048.20	$9.96
Class C	Hypothetical	1.95%	$1,000.00	$1,015.21	$9.80

Class Y	Actual	0.95%	$1,000.00	$1,052.40	$4.86
Class Y	Hypothetical	0.95%	$1,000.00	$1,020.19	$4.78

139

Other Items (Unaudited) (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		March 31,	October 1,	March 31,	March 31,
		2017	2016	2017	2017*
Touchstone Sands Capital Select Growth Fund
Class A	Actual	1.12%	$1,000.00	$1,051.90	$5.73
Class A	Hypothetical	1.12%	$1,000.00	$1,019.35	$5.64

Class C	Actual	1.87%	$1,000.00	$1,048.30	$9.55
Class C	Hypothetical	1.87%	$1,000.00	$1,015.61	$9.40

Class Y	Actual	0.87%	$1,000.00	$1,052.50	$4.45
Class Y	Hypothetical	0.87%	$1,000.00	$1,020.59	$4.38

Class Z	Actual	1.11%	$1,000.00	$1,051.90	$5.68
Class Z	Hypothetical	1.11%	$1,000.00	$1,019.40	$5.59

Touchstone Small Cap Fund
Class A	Actual	1.38%	$1,000.00	$1,061.60	$7.09
Class A	Hypothetical	1.38%	$1,000.00	$1,018.05	$6.94

Class C	Actual	2.13%	$1,000.00	$1,057.60	$10.93
Class C	Hypothetical	2.13%	$1,000.00	$1,014.31	$10.70

Class Y	Actual	1.13%	$1,000.00	$1,063.20	$5.81
Class Y	Hypothetical	1.13%	$1,000.00	$1,019.30	$5.69

Institutional Class	Actual	1.04%	$1,000.00	$1,063.50	$5.35
Institutional Class	Hypothetical	1.04%	$1,000.00	$1,019.75	$5.24

Touchstone Small Cap Value Fund
Class A	Actual	1.38%	$1,000.00	$1,139.50	$7.36
Class A	Hypothetical	1.38%	$1,000.00	$1,018.05	$6.94

Class C	Actual	2.13%	$1,000.00	$1,135.80	$11.34
Class C	Hypothetical	2.13%	$1,000.00	$1,014.31	$10.70

Class Y	Actual	1.13%	$1,000.00	$1,141.50	$6.03
Class Y	Hypothetical	1.13%	$1,000.00	$1,019.30	$5.69

Institutional Class	Actual	0.98%	$1,000.00	$1,141.90	$5.23
Institutional Class	Hypothetical	0.98%	$1,000.00	$1,020.04	$4.94

140

Other Items (Unaudited) (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		March 31,	October 1,	March 31,	March 31,
		2017	2016	2017	2017*
Touchstone Total Return Bond Fund
Class A	Actual	0.85%	$1,000.00	$978.60	$4.19
Class A	Hypothetical	0.85%	$1,000.00	$1,020.69	$4.28

Class C	Actual	1.60%	$1,000.00	$975.80	$7.88
Class C	Hypothetical	1.60%	$1,000.00	$1,016.95	$8.05

Class Y	Actual	0.60%	$1,000.00	$980.80	$2.96
Class Y	Hypothetical	0.60%	$1,000.00	$1,021.94	$3.02

Institutional Class	Actual	0.50%	$1,000.00	$980.30	$2.47
Institutional Class	Hypothetical	0.50%	$1,000.00	$1,022.44	$2.52

Touchstone Ultra Short Duration Fixed Income Fund
Class A	Actual	0.69%	$1,000.00	$1,005.50	$3.45
Class A	Hypothetical	0.69%	$1,000.00	$1,021.49	$3.48

Class C	Actual	1.19%	$1,000.00	$1,002.80	$5.94
Class C	Hypothetical	1.19%	$1,000.00	$1,019.00	$5.99

Class Y	Actual	0.44%	$1,000.00	$1,006.80	$2.20
Class Y	Hypothetical	0.44%	$1,000.00	$1,022.74	$2.22

Class Z	Actual	0.69%	$1,000.00	$1,005.50	$3.45
Class Z	Hypothetical	0.69%	$1,000.00	$1,021.49	$3.48

Institutional Class	Actual	0.39%	$1,000.00	$1,007.10	$1.95
Institutional Class	Hypothetical	0.39%	$1,000.00	$1,022.99	$1.97

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365(to reflect one-half year period).

** Excluding dividend and interest expenses on securities sold short, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $8.39, $12.11, $6.74 and $6.40, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $8.45, $12.19, $6.79 and $6.44, respectively.

*** Excluding dividend and interest expenses on securities sold short, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $8.41, $12.14, $6.96 and $6.41, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $8.45, $12.19, $6.99 and $6.44, respectively.

Advisory and Sub-Advisory Agreement Approval Disclosure

At a meeting held on November 17, 2016, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Funds Group Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Advisor with respect to each Fund of theTrust, except the Investment Advisory Agreements for Touchstone Active Bond Fund and Touchstone High Yield Fund, which were approved at a meeting held earlier in the year, and the continuance of each Sub-Advisory Agreement between the Advisor and each Fund’s respective Sub-Advisor, except with respect to the Sub-Advisory Agreements for Touchstone Active Bond Fund, Touchstone Emerging Markets Small Cap Fund, Touchstone High Yield Fund and Touchstone Small Cap Value Fund, which were all approved at meetings held earlier in the year.

In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make

141

Other Items (Unaudited) (Continued)

the determination that the continuance of the Investment Advisory Agreement and each Sub-Advisory Agreement was in the best interests of the respective Funds and their shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies; (2) comparative performance information; (3) the Advisor’s and its affiliates’ revenues and costs of providing services to the Funds; and (4) information about the Advisor’s and Sub-Advisors’ personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement with independent legal counsel in private sessions at which no representatives of management were present.

In approving the Funds’ Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing such services; (2) the Advisor’s compensation and profitability; (3) a comparison of fees and performance with other advisers; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor’s compliance policies and procedures. The quality of administrative and other services, including the Advisor’s role in coordinating the activities of the Funds’ other service providers, was also considered. The Board also considered the Advisor’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.

The Board considered that the Advisor conducts regular on-site compliance visits with each Sub-Advisor, during which the Advisor examines a wide variety of factors, such as the financial condition of the Sub-Advisor, the quality of the Sub-Advisor’s systems, the effectiveness of the Sub-Advisor’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Advisor’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services that the Sub-Advisor provides to the applicable Fund(s). The Board noted that the Advisor’s compliance monitoring processes also include quarterly reviews of compliance reports, and that any issues arising from such reports and the Advisor’s compliance visits to the Sub-Advisors are reported to the Board.

The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.

Advisor’s Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates (including the Sub-Advisor to three of the Funds) and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor’s relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor’s business as a whole. The Board noted that the Advisor waived a portion of advisory fees and administrative fees and/or reimbursed expenses of each of the Funds in order to limit each Fund’s net operating expenses. The Board also noted that the Advisor pays the Sub-Advisors’ sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Board reviewed the profitability of the Advisor’s relationship with the Funds both before and after tax expenses, and also considered whether the Advisor has the financial wherewithal to continue to provide services to the Funds, noting the ongoing commitment of the Advisor’s parent company with respect to providing support

142

Other Items (Unaudited) (Continued)

and resources as needed. The Board considered that the Funds’ distributor, an affiliate of the Advisor, receives Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Funds.

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor’s and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund’s respective peer group. The Board also considered, among other data, the Funds’ respective performance results during the six-month, twelve-month and thirty-six-month periods ended June 30, 2016, as applicable, and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also took into account current market conditions and their effect on the Funds’ performance.

The Board also considered the effect of each Fund’s growth and size on its performance and expenses. The Board noted that the Advisor had waived a portion of the fees and/or reimbursed expenses of each of the Funds in order to reduce the Funds’ respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Advisor out of the advisory fees it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the respective expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided to the Funds by the Advisor and its affiliates.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Touchstone Arbitrage Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 1st quintile of the Fund’s peer group for the six- and twelve-month periods ended June 30, 2016. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered

Touchstone Emerging Markets Small Cap Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 5th quintile of the Fund’s peer group for the six-, twelve- and thirty-six month periods ended June 30, 2016. The Board noted that the Fund had undergone a change in manager in April 2016. Based upon their review, the Trustees concluded that the Fund’s performance had been addressed, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Merger Arbitrage Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The

143

Other Items (Unaudited) (Continued)

Fund’s performance was in the 2nd quintile of the Fund’s peer group for the six-month period ended June 30, 2016, the Fund’s performance was in the 1st quintile of the Fund’s peer group for the twelve-month period ended June 30, 2016, and the Fund’s performance was in the 3rd quintile of the Fund’s peer group for the thirty-six-month period ended June 30, 2016. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Mid Cap Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median and below the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 1st quintile of the Fund’s peer group for the six-month period ended June 30, 2016, the Fund’s performance was in the 2nd quintile of its peer group for the twelve-month period ended June 30, 2016, and the Fund’s performance was in the 3rd quintile of the Fund’s peer group for the thirty-six-month period ended June 30, 2016. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Mid Cap Value Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 1st quintile of the Fund’s peer group for the six-, twelve-, and thirty-six-month periods ended June 30, 2016. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Premium Yield Equity Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 5th quintile of the Fund’s peer group for the six-, twelve- and thirty-six-month periods ended June 30, 2016. The Board noted management’s discussion of the Fund’s performance and management’s continued monitoring of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Sands Capital Select Growth Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 5th quintile of the Fund’s peer group for the six-, twelve- and thirty-six-month periods ended June 30, 2016. The Board noted management’s discussion of the Fund’s performance and management’s continued monitoring of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Small Cap Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median of its peer group. The Board noted that the Advisor was currently

144

Other Items (Unaudited) (Continued)

waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 1st quintile of the Fund’s peer group for the six-month period ended June 30, 2016, the Fund’s performance was in the 4th quintile of the Fund’s peer group for the twelve-month period ended June 30, 2016, and the Fund’s performance was in the 5th quintile of the Fund’s peer group for the thirty-six-month period ended June 30, 2016. The Board noted management’s discussion of the Fund’s performance and management’s continued monitoring of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Small Cap Value Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median and at the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing operating expenses of the Fund. The Fund’s performance was in the 1st quintile of the Fund’s peer group for the six-month period ended June 30, 2016, and the Fund’s performance was in the 4th quintile of the Fund’s peer group for the twelve- and thirty-six-month periods ended June 30, 2016. The Board noted that the Fund had undergone a change in manager in July 2016. Based upon their review, the Trustees concluded that the Fund’s performance had been addressed, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Total Return Bond Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 1st quintile of the Fund’s peer group for the six-month period ended June 30, 2016,and the Fund’s performance was in the 2nd quintile of the Fund’s peer group for the twelve-and thirty-six-month periods ended June 30, 2016. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Ultra Short Duration Fixed Income Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing operating expenses of the Fund. The Fund’s performance was in the 1st quintile of the Fund’s peer group for the six-, twelve- and thirty-six-month periods ended June 30, 2016. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and also found that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Economies of Scale. The Board considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board took into account management’s discussion of the Funds’ advisory fee structure. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the advisory fee schedules for some of the Funds contain breakpoints that would reduce the respective advisory fee rate on assets above specified levels as the respective Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory fee schedules. The Board determined that adding breakpoints at specified levels to the advisory fee schedule of each Fund that currently did not have such breakpoints was not appropriate at that time. The Board also noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact

145

Other Items (Unaudited) (Continued)

that, under the Investment Advisory Agreement, the advisory fee payable to the Advisor by a Fund was reduced by the total sub-advisory fee paid by the Advisor to the Fund’s Sub-Advisor.

Conclusion. In considering the renewal of the Funds’ Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds’ Investment Advisory Agreement with the Advisor, among others: (a) the Advisor demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices or, as discussed above, has been addressed; and (d) each Fund’s advisory fee is reasonable in light of the services received by the Fund from the Advisor and other factors considered. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

In approving the Funds’ respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Advisor’s compensation; (3) a comparison of the sub-advisory fee and performance with other advisers; and (4) the terms of the Sub-Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services provided by each Sub-Advisor, including information presented periodically throughout the previous year. The Board noted the affiliation of one of the Sub-Advisors with the Advisor, noting any potential conflicts of interest. The Board also noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisors to discuss their respective performance and investment processes and strategies. The Board considered each Sub-Advisor’s level of knowledge and investment style. The Board reviewed the experience and credentials of the applicable investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted each Sub-Advisor’s brokerage practices.

Sub-Advisor’s Compensation, Profitability and Economies of Scale. The Board also took into consideration the financial condition of each Sub-Advisor and any indirect benefits derived by each Sub-Advisor and its affiliates from the Sub-Advisor’s relationship with the Funds. In considering the profitability to each Sub-Advisor of its relationship with the Funds, the Board noted the undertaking of the Advisor to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it receives under the Investment Advisory Agreement and in addition, with respect to the unaffiliated Sub-Advisors, are negotiated at arm’s length. As a consequence, the profitability to each Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in each Sub-Advisor’s management of the applicable Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for some of the Funds contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the applicable Fund’s assets increased.

Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Advisor and that the Advisor pays the sub-advisory fee to the Sub-Advisor out of the advisory fee it receives from the respective Fund. The Board also compared the sub-advisory fees paid by the Advisor to fees charged by the Sub-Advisor to manage comparable institutional separate accounts. The Board considered the amount

146

Other Items (Unaudited) (Continued)

retained by the Advisor and the sub-advisory fee paid to each Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board also noted that the Advisor negotiated the sub-advisory fee with each of the unaffiliated Sub-Advisors at arm’s length. The Board reviewed the sub-advisory fee for each Fund in relation to various comparative data, including the median and average sub-advisory fees of each Fund’s peer group, and considered the following information:

Touchstone Arbitrage Fund. The Fund’s sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Merger Arbitrage Fund. The Fund’s sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Mid Cap Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Mid Cap Value Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Premium Yield Equity Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Sands Capital Select Growth Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Small Cap Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Total Return Bond. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and other factors considered.

Touchstone Ultra Short Duration Fixed Income Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

As noted above, the Board considered each Fund’s performance during the six-month, twelve-month and thirty-six-month periods ended June 30, 2016, as applicable, as compared to each Fund’s peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Sub-Advisor. The Board also was mindful of the Advisor’s ongoing monitoring of each Sub-Advisor’s performance and the measures undertaken by the Advisor to address any underperformance.

Conclusion. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding

147

Other Items (Unaudited) (Continued)

each Sub-Advisory Agreement, among others: (a) the Sub-Advisor is qualified to manage each Fund’s assets in accordance with the Fund’s investment goals and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices or, as discussed above, has been addressed; (d) each Fund’s sub-advisory fees are reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered; and (e) the Sub-Advisor’s investment strategies are appropriate for pursuing the investment goals of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the Fund and its shareholders.

Touchstone Active Bond Fund and Touchstone High Yield Fund. At a meeting held on August 18, 2016, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Funds Group Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved a new Investment Advisory Agreement between the Trust and the Advisor with respect to Touchstone Active Bond Fund and Touchstone High Yield Fund (the “New Funds”), and a new Sub-Advisory Agreement between the Advisor and New Funds’ Sub-Advisor in connection with the reorganization of the Touchstone Active Bond Fund and the Touchstone High Yield Fund (the “Predecessor Funds”), each a series of the Touchstone Investment Trust, into the New Funds, each a newly-established series of theTrust. The Advisor provided the Board with various written materials in advance of the meeting to assist with the Board’s consideration of the new Investment Advisory Agreement and Sub-Advisory Agreement. The materials included a discussion of the basis for the Advisor’s recommendation to reorganize the Predecessor Funds into the New Funds.

The Board, including the Independent Trustees of the Trust, voting separately, unanimously determined that the proposals to approve the new Investment Advisory Agreement and Sub-Advisory Agreement for the New Funds would be in the best interests of the New Funds. In approving the Agreements, the Board considered various factors, among them: (1) the nature, extent and quality of services to be provided to the New Funds, including the personnel who would be providing such services; (2) the proposed compensation to be paid to the New Funds’ Advisor and Sub-Advisor; (3) the performance of the Predecessor Funds; and (4) the terms of the new Investment Advisory Agreement and Sub-Advisory Agreement. The Board’s consideration of these factors is summarized below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered information provided by the Advisor regarding the services to be provided by the Advisor and Sub-Advisor. The Board took into account that the Advisor and Sub-Advisor would provide the same services under the new Investment Advisory Agreement and Sub-Advisory Agreement as they currently provided to the Predecessor Funds. The Trustees also took into consideration that the same personnel at the Advisor and Sub-Advisor who provided services to the Predecessor Funds would provide services to the New Funds. The Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the New Funds by the Advisor and Sub-Advisor under the new Investment Advisory Agreement and Sub-Advisory Agreement.

Advisor and Sub-Advisor Compensation. The Board took into consideration the financial condition of Advisor and Sub-Advisor and any direct and indirect benefits to be derived by their relationship with the New Funds. In considering the anticipated level of profitability to the Advisor, the Board noted the proposed contractual undertaking of the Advisor to maintain the current levels of expense limitations for the New Funds. The Board also took into consideration that proposed compensation to be paid to the Sub-Advisor, an affiliate of the Advisor, would be paid by the Advisor out of the advisory fees that it would receive from the New Funds. As a consequence, the anticipated level of profitability to the Sub-Advisor from its relationship with the New Funds was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider potential economies

148

Other Items (Unaudited) (Continued)

of scale in the Sub-Advisor’s management of the New Funds to be a substantial factor in its consideration. The Board noted that the proposed advisory fees and sub-advisory fees each contained breakpoints.

Proposed Advisory and Sub-Advisory Fees and Fund Performance. The Board considered that each New Fund would pay an advisory fee to the Advisor and that the Advisor would pay a sub-advisory fee to the Sub-Advisor out of such advisory fee. The Board noted that the proposed advisory and sub-advisory fees with respect to the New Funds were identical to those of the Predecessor Funds. The Board considered the amount of the advisory fees to be retained by the Advisor and the amount to be paid to the Sub-Advisor with respect to the various services to be provided by the Advisor and the Sub-Advisor. The Trustees concluded that the proposed advisory and sub-advisory fees were reasonable in light of the services to be received by the New Funds from the Advisor and the Sub-Advisor, respectively.

The Board also considered the investment performance of the Predecessor Funds under the Sub-Advisor’s management and the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Sub-Advisor. Based upon their review, the Trustees concluded that the Advisor and Sub-Advisor have demonstrated that they possesses the capability and resources to perform the duties required of them under the new Investment Advisory Agreement and Sub-Advisory Agreement, respectively.

Conclusion. The Board reached the following conclusions regarding the new Investment Advisory Agreement and Sub-Advisory Agreement, as applicable: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the new Investment Advisory Agreement; (b) the Sub-Advisor is qualified to manage the New Funds’ assets in accordance with each Fund’s investment goals and policies; (c) the overall performance of the Predecessor Funds is satisfactory; and (d) the New Funds’ proposed advisory and sub-advisory fees are reasonable in light of the services to be received by the Funds from the Advisor and the Sub-Advisor. Based on its conclusions, the Board determined that approval of the new Investment Advisory Agreement and Sub-Advisory Agreement was in the best interests of the New Funds and their respective shareholders.

149

This page intentionally left blank.

150

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

151

Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203 800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-56-TFGT-SAR-1703

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Funds Group Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date 5/26/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date 5/26/2017

By (Signature and Title)*	/s/ Terrie A Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date 5/26/2017

* Print the name and title of each signing officer under his or her signature